UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2018—December 31, 2018

Item 1: Reports to Shareholders

Annual Report | December 31, 2018 Vanguard Balanced Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
Performance Summary	5
Financial Statements	8

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 17, 2019

1

Your Fund’s Performance at a Glance

•   Vanguard Balanced Index Fund recorded negative total returns for the 12 months ended December 31, 2018. Investor Shares returned –2.97%, while lower-cost Admiral Shares and Institutional Shares returned –2.86% and –2.82%, respectively.

•   The fund’s result closely tracked the –2.80% return of its composite index, a theoretical construct that incurs no expenses.

•   The first calendar-year loss for the fund since 2008 owed to simultaneous declines in the U.S. stock and bond markets. The fund invests about 60% of its assets in U.S. stocks and about 40% in U.S. bonds.

•   The benchmark for the fund’s stock allocation, the all-market CRSP US Total Market Index, returned –5.17%. The benchmark for the fund’s bond allocation, the investment-grade Bloomberg Barclays US Aggregate Float Adjusted Index, returned –0.08%.

•   Please note that, in November, Vanguard lowered the investment minimum for your fund’s Admiral Shares from $10,000 to $3,000.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-4.78%	9.09%	8.21%
Russell 2000 Index (Small-caps)	-11.01	7.36	4.41
Russell 3000 Index (Broad U.S. market)	-5.24	8.97	7.91
FTSE All-World ex US Index (International)	-14.13	4.58	1.05

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.01%	2.06%	2.52%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	1.28	2.30	3.82
FTSE Three-Month U.S. Treasury Bill Index	1.86	0.98	0.59

CPI
Consumer Price Index	1.91%	2.03%	1.51%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2018
Balanced Index Fund	Beginning Account Value 6/30/2018	Ending Account Value 12/31/2018	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$957.69	$0.84
Admiral™ Shares	1,000.00	958.22	0.35
Institutional Shares	1,000.00	958.56	0.30
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Investor Shares	-2.97%	5.74%	9.39%	$24,544
Balanced Composite Index	-2.80	5.99	9.65	25,133
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	14,095
Spliced Total Stock Market Index	-5.17	7.92	13.26	34,736

Balanced Composite Index: Weighted 60% Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; 60% MSCI US Broad Market Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; 60% MSCI US Broad Market Index and 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index through January 14, 2013; and 60% CRSP US Total Market Index and 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index: Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

See Financial Highlights for dividend and capital gains information.

5

Balanced Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Admiral Shares	-2.86%	5.87%	9.53%	$24,856
Balanced Composite Index	-2.80	5.99	9.65	25,133
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	14,095
Spliced Total Stock Market Index	-5.17	7.92	13.26	34,736

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Balanced Index Fund Institutional Shares	-2.82%	5.89%	9.56%	$12,454,764
Balanced Composite Index	-2.80	5.99	9.65	12,566,622
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	7,047,294
Spliced Total Stock Market Index	-5.17	7.92	13.26	17,368,142

6

Balanced Index Fund

Sector Diversification

As of December 31, 2018

Equity Exposure
Basic Materials	2.5%
Consumer Goods	7.9
Consumer Services	13.6
Financials	19.5
Health Care	13.9
Industrials	12.9
Oil & Gas	5.0
Other	0.0
Technology	19.4
Telecommunications	2.0
Utilities	3.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Fixed Income Exposure
Asset-Backed	2.9%
Finance	9.1
Foreign	4.7
Government Mortgage-Backed	22.6
Industrial	16.5
Treasury/Agency	41.5
Utilities	2.0
Other	0.7

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

7

Balanced Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Basic Materials
	DowDuPont Inc.	2,006,894	107,329	0.3%
§	Basic Materials—Other †		429,581	1.2%
			536,910	1.5%
Consumer Goods
	Procter & Gamble Co.	2,163,916	198,907	0.5%
	Coca-Cola Co.	3,308,058	156,637	0.4%
	PepsiCo Inc.	1,226,962	135,555	0.4%
	Philip Morris International Inc.	1,352,812	90,314	0.3%
§	Consumer Goods—Other †		1,147,497	3.1%
			1,728,910	4.7%
Consumer Services
*	Amazon.com Inc.	361,480	542,932	1.5%
	Home Depot Inc.	979,363	168,274	0.4%
	Walt Disney Co.	1,231,609	135,046	0.4%
	Comcast Corp. Class A	3,947,259	134,404	0.4%
	McDonald’s Corp.	669,234	118,836	0.3%
	Walmart Inc.	1,272,161	118,502	0.3%
*	Netflix Inc.	360,826	96,579	0.3%
§	Consumer Services—Other †		1,639,942	4.5%
			2,954,515	8.1%
Financials
*	Berkshire Hathaway Inc. Class B	1,572,445	321,062	0.9%
	JPMorgan Chase & Co.	2,883,555	281,493	0.8%
	Visa Inc. Class A	1,533,926	202,386	0.5%
	Bank of America Corp.	7,695,730	189,623	0.5%
	Wells Fargo & Co.	3,681,842	169,659	0.5%
	Mastercard Inc. Class A	798,559	150,648	0.4%

8

Balanced Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Citigroup Inc.	2,122,921	110,519	0.3%
*	Berkshire Hathaway Inc. Class A	79	24,174	0.1%
§	Financials—Other †		2,793,311	7.6%
			4,242,875	11.6%
Health Care
	Johnson & Johnson	2,336,695	301,550	0.8%
	Pfizer Inc.	5,022,457	219,230	0.6%
	UnitedHealth Group Inc.	833,494	207,640	0.6%
	Merck & Co. Inc.	2,259,955	172,683	0.5%
	AbbVie Inc.	1,311,344	120,893	0.3%
	Abbott Laboratories	1,525,037	110,306	0.3%
	Amgen Inc.	557,721	108,572	0.3%
	Medtronic plc	1,164,022	105,879	0.3%
	Eli Lilly & Co.	830,750	96,134	0.3%
§	Health Care—Other †		1,589,730	4.3%
			3,032,617	8.3%
Industrials
	Boeing Co.	468,701	151,156	0.4%
	3M Co.	506,532	96,515	0.3%
	Union Pacific Corp.	637,618	88,138	0.2%
	Honeywell International Inc.	657,576	86,879	0.2%
§	Industrials—Other †		2,393,670	6.6%
			2,816,358	7.7%
Oil & Gas
	Exxon Mobil Corp.	3,691,100	251,696	0.7%
	Chevron Corp.	1,660,460	180,641	0.5%
§	Oil & Gas—Other †		664,497	1.8%
			1,096,834	3.0%
Technology
	Microsoft Corp.	6,711,568	681,694	1.9%
	Apple Inc.	3,712,703	585,642	1.6%
*	Facebook Inc. Class A	2,088,143	273,735	0.8%
*	Alphabet Inc. Class A	260,242	271,942	0.7%
*	Alphabet Inc. Class C	258,022	267,210	0.7%
	Intel Corp.	3,967,952	186,216	0.5%
	Cisco Systems Inc.	3,918,610	169,793	0.5%
	Oracle Corp.	2,300,102	103,850	0.3%
*	Adobe Inc.	426,205	96,425	0.3%
	International Business Machines Corp.	791,530	89,973	0.2%
	Broadcom Inc.	341,868	86,930	0.2%
§	Technology—Other †		1,417,974	3.9%
			4,231,384	11.6%
Telecommunications
	Verizon Communications Inc.	3,587,835	201,708	0.6%
	AT&T Inc.	6,326,935	180,571	0.5%
	Telecommunications—Other †		51,605	0.1%
			433,884	1.2%

Utilities †			712,720	2.0%
Total Common Stocks (Cost $11,051,051)			21,787,007	59.7%[1]

9

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	2.750%	8/15/21	149,665	150,695	0.4%
	United States Treasury Note/Bond	2.625%	5/15/21	94,935	95,231	0.3%
	United States Treasury Note/Bond	2.500%	5/15/24	91,029	90,887	0.2%
2	United States Treasury
	Note/Bond	1.125%–8.500%	1/15/20–11/15/48	5,451,737	5,423,642	14.9%
					5,760,455	15.8%

Agency Bonds and Notes
3	Federal Home Loan
	Mortgage Corp.	1.125%–6.750%	1/17/20–7/15/32	46,125	46,639	0.1%
3	Federal National
	Mortgage Assn.	1.250%–7.250%	1/21/20–7/15/37	78,080	80,858	0.2%
	Agency Bonds and Notes—Other †				91,663	0.3%
					219,160	0.6%

Conventional Mortgage-Backed Securities
3,4,5	Fannie Mae Pool	2.000%–10.000%	1/1/19–12/1/49	1,338,521	1,352,647	3.7%
3,4,5	Freddie Mac Gold Pool	2.000%–10.000%	1/1/19–2/1/49	869,773	877,060	2.4%
4,5	Ginnie Mae I Pool	3.000%–9.500%	5/15/19–1/1/49	86,088	88,932	0.2%
4,5	Ginnie Mae II Pool	2.500%–7.000%	9/20/25–2/1/49	916,580	930,367	2.6%
					3,249,006	8.9%

Nonconventional Mortgage-Backed Securities
3,4	Fannie Mae Pool	2.130%–4.810%	11/1/33–12/1/43	7,046	7,269	0.0%
3,4	Freddie Mac Non
	Gold Pool	2.407%–4.775%	11/1/34–11/1/43	1,781	1,843	0.0%
4	Ginnie Mae II Pool	3.125%–4.250%	7/20/38–12/20/43	3,403	3,508	0.0%
					12,620	0.0%
Total U.S. Government and Agency Obligations (Cost $9,339,970)					9,241,241	25.3%
Asset-Backed/Commercial Mortgage-Backed Securities
4	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26	5.465%	1/12/45	61	61	0.0%
4	Chase Issuance Trust 2012-A4	1.580%	8/15/21	600	595	0.0%
4	Chase Issuance Trust 2012-A7	2.160%	9/15/24	1,314	1,285	0.0%
4	Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	903	0.0%
4	Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	592	0.0%
4	Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	769	0.0%
4	Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	685	0.0%
4	Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	768	0.0%
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	465	467	0.0%
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	1,450	1,427	0.0%
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	433	434	0.0%
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.142%–3.372%	12/15/47	255	253	0.0%

10

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%–4.963%	12/15/46	940	969	0.0%
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	673	664	0.0%
4	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	2.872%–3.805%	7/15/47	248	249	0.0%
4	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	325	332	0.0%
4	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	975	928	0.0%
4	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%–3.870%	12/15/49	725	721	0.0%
4	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%–3.744%	7/15/50	800	788	0.0%
4	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	1,250	1,257	0.0%
6, §	Asset-Backed/Commercial Mortgage-Backed Securities—Other †				398,312	1.1%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $417,656)					412,459	1.1%
Corporate Bonds
Finance
	Banking
4	JPMorgan Chase & Co.	2.250%–6.400%	1/23/20–11/15/48	93,755	92,705	0.3%
4	JPMorgan Chase Bank NA	2.604%–3.086%	2/1/21–4/26/21	2,600	2,589	0.0%
6	Banking—Other †				843,779	2.3%
	Brokerage †				38,345	0.1%
	Finance Companies †				36,783	0.1%
	Insurance
	Berkshire Hathaway Finance Corp.	2.900%–5.750%	10/15/20–8/15/48	4,235	4,274	0.0%
	Berkshire Hathaway Inc.	2.200%–4.500%	3/15/21–2/11/43	7,900	7,784	0.0%
6	Insurance—Other †				174,862	0.5%
	Other Finance †				1,375	0.0%
	Real Estate Investment Trusts †				102,176	0.3%
					1,304,672	3.6%

11

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Industrial
6	Basic Industry †				127,086	0.3%
	Capital Goods
	Precision Castparts Corp.	2.250%–4.375%	6/15/20–6/15/45	2,700	2,632	0.0%
6	Capital Goods—Other †				205,700	0.6%
6	Communication †				352,116	1.0%
	Consumer Cyclical
	Amazon.com Inc.	1.900%–5.200%	8/21/20–8/22/57	16,515	16,530	0.1%
6	Consumer Cyclical—Other †				266,372	0.7%
6	Consumer Noncyclical †				633,904	1.7%
6	Energy †				351,906	1.0%
	Other Industrial †				13,042	0.0%
	Technology
	Alphabet Inc.	1.998%–3.625%	5/19/21–8/15/26	1,850	1,716	0.0%
	Apple Inc.	1.550%–4.650%	2/7/20–11/13/47	53,424	52,363	0.1%
	Microsoft Corp.	1.850%–5.300%	2/6/20–2/6/57	50,715	50,329	0.1%
6	Technology—Other †				204,428	0.6%
	Transportation
4	BNSF Funding Trust I	6.613%	12/15/55	325	351	0.0%
	Burlington Northern
	Santa Fe LLC	3.000%–7.000%	9/1/20–12/15/48	19,145	19,778	0.1%
	Transportation—Other †				80,966	0.2%
					2,379,219	6.5%
Utilities
	Electric
6	Berkshire Hathaway Energy Co.	2.375%–6.500%	1/15/21–1/15/49	8,170	8,688	0.0%
	MidAmerican Energy Co.	3.100%–6.750%	5/1/27–8/1/48	2,025	2,200	0.0%
	Nevada Power Co.	2.750%–6.650%	4/15/20–4/1/36	910	1,031	0.0%
	NV Energy Inc.	6.250%	11/15/20	225	236	0.0%
	PacifiCorp	2.950%–6.350%	2/1/22–1/15/49	4,785	5,186	0.0%
	Sierra Pacific Power Co.	2.600%	5/1/26	300	280	0.0%
6	Electric—Other †				235,701	0.7%
6	Natural Gas †				22,120	0.1%
	Other Utility †				5,734	0.0%
					281,176	0.8%
Total Corporate Bonds (Cost $4,064,447)					3,965,067	10.9%
[6]Sovereign Bonds (Cost $679,687) †					671,378	1.9%
Taxable Municipal Bonds (Cost $100,430) †					106,198	0.3%
Temporary Cash Investments
7U.S. Government and Agency Obligations †					16,015	0.0%

				Shares
Money Market Funds
[8,9] Vanguard Market Liquidity Fund		2.530%		2,778,765	277,876	0.8%
Total Temporary Cash Investments (Cost $293,880)					293,891	0.8%[1]
[10]Total Investments (Cost $25,947,121)					36,477,241	100.0%

12

Balanced Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	2,003
Receivables for Investment Securities Sold	242,226
Receivables for Accrued Income	119,848
Receivables for Capital Shares Issued	54,174
Variation Margin Receivable—Futures Contracts	996
Other Assets	4,390
Total Other Assets	423,637	1.2%
Liabilities
Payables for Investment Securities Purchased	(305,208)
Collateral for Securities on Loan	(47,432)
Payables for Capital Shares Redeemed	(65,111)
Payables to Vanguard	(14,255)
Total Liabilities	(432,006)	(1.2%)
Net Assets	36,468,872	100.0%

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	25,970,627
Total Distributable Earnings (Loss)	10,498,245
Net Assets	36,468,872

13

Balanced Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 91,343,399 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,013,677
Net Asset Value Per Share—Investor Shares	$32.99

Admiral Shares—Net Assets
Applicable to 724,827,524 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	23,912,682
Net Asset Value Per Share—Admiral Shares	$32.99

Institutional Shares—Net Assets
Applicable to 289,198,116 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,542,513
Net Asset Value Per Share—Institutional Shares	$33.00

•      See Note A in Notes to Financial Statements.

*       Non-income-producing security.

§     Certain securities value determined using significant unobservable inputs.

†     Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.1% and 0.4%, respectively, of net assets.

2     Securities with a value of $94,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.

3     The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4     The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5     Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2018.

6     Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $87,928,000, representing 0.2% of net assets.

7     Securities with a value of $6,816,000 have been segregated as initial margin for open futures contracts.

8     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

9     Includes $47,432,000 of collateral received for securities on loan.

10  The total value of securities on loan is $44,558,000.

14

Balanced Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	850	106,471	(3,858)
E-mini Russell 2000 Index	March 2019	381	25,698	(1,280)
E-mini S&P Mid-Cap 400 Index	March 2019	50	8,311	(368)
				(5,506)

See accompanying Notes, which are an integral part of the Financial Statements.

15

Balanced Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends[1]	448,178
Interest[2]	431,452
Securities Lending—Net	3,168
Total Income	882,798
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,629
Management and Administrative—Investor Shares	4,999
Management and Administrative—Admiral Shares	12,743
Management and Administrative—Institutional Shares	4,769
Marketing and Distribution—Investor Shares	628
Marketing and Distribution—Admiral Shares	1,617
Marketing and Distribution—Institutional Shares	199
Custodian Fees	307
Auditing Fees	22
Shareholders’ Reports—Investor Shares	59
Shareholders’ Reports—Admiral Shares	154
Shareholders’ Reports—Institutional Shares	61
Trustees’ Fees and Expenses	27
Total Expenses	29,214
Net Investment Income	853,584
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	279,490
Futures Contracts	(19,742)
Realized Net Gain (Loss)	259,748
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,206,049)
Futures Contracts	(6,168)
Change in Unrealized Appreciation (Depreciation)	(2,212,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,098,885)

1   Dividends are net of foreign withholding taxes of $45,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,753,000, ($107,000), and ($23,000), respectively. Purchases and sales are for temporary cash investment purposes.

3   Includes $276,388,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Balanced Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	853,584	707,404
Realized Net Gain (Loss)	259,748	219,362
Change in Unrealized Appreciation (Depreciation)	(2,212,217)	3,486,099
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,098,885)	4,412,865
Distributions
Net Investment Income
Investor Shares	(68,482)	(67,370)
Admiral Shares	(537,134)	(439,718)
Institutional Shares	(222,294)	(194,010)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(827,910)	(701,098)
Capital Share Transactions
Investor Shares	(301,570)	(251,348)
Admiral Shares	1,636,823	2,554,479
Institutional Shares	(44,308)	556,679
Net Increase (Decrease) from Capital Share Transactions	1,290,945	2,859,810
Total Increase (Decrease)	(635,850)	6,571,577
Net Assets
Beginning of Period	37,104,722	30,533,145
End of Period	36,468,872	37,104,722

See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$34.72	$31.11	$29.22	$29.68	$27.52
Investment Operations
Net Investment Income	.748	1.647	1.613	.570	.531
Net Realized and Unrealized Gain (Loss) on Investments	(1.753)	3.600	1.889	(.459)	2.160
Total from Investment Operations	(1.005)	4.247	2.502	.111	2.691
Distributions
Dividends from Net Investment Income	(.725)	(.637)	(.612)	(.571)	(.531)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.725)	(.637)	(.612)	(.571)	(.531)
Net Asset Value, End of Period	$32.99	$34.72	$31.11	$29.22	$29.68

Total Return[2]	-2.97%	13.75%	8.63%	0.37%	9.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,014	$3,474	$3,343	$3,090	$3,174
Ratio of Total Expenses to Average Net Assets	0.18%	0.19%	0.19%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.15%	1.97%	2.06%	1.92%	1.87%
Portfolio Turnover Rate[3]	44%[4]	37%[4]	44%[4]	61%	53%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes 10%, 11%, 12%, 24%, and 27% attributable to mortgage-dollar-roll activity.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$34.72	$31.11	$29.22	$29.68	$27.52
Investment Operations
Net Investment Income	.791	1.689	1.649	.612	.572
Net Realized and Unrealized Gain (Loss) on Investments	(1.757)	3.599	1.890	(.460)	2.158
Total from Investment Operations	(.966)	4.288	2.539	.152	2.730
Distributions
Dividends from Net Investment Income	(.764)	(.678)	(.649)	(.612)	(.570)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.764)	(.678)	(.649)	(.612)	(.570)
Net Asset Value, End of Period	$32.99	$34.72	$31.11	$29.22	$29.68

Total Return[2]	-2.86%	13.89%	8.77%	0.51%	9.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,913	$23,556	$18,695	$15,726	$14,112
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.26%	2.09%	2.18%	2.06%	2.01%
Portfolio Turnover Rate[3]	44%[4]	37%[4]	44%[4]	61%	53%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Includes 10%, 11%, 12%, 24%, and 27% attributable to mortgage-dollar-roll activity.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$34.72	$31.12	$29.22	$29.68	$27.52
Investment Operations
Net Investment Income	.793	1.691	1.653	.615	.574
Net Realized and Unrealized Gain (Loss) on Investments	(1.745)	3.588	1.899	(.460)	2.159
Total from Investment Operations	(.952)	4.279	2.552	.155	2.733
Distributions
Dividends from Net Investment Income	(.768)	(.679)	(.652)	(.615)	(.573)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.768)	(.679)	(.652)	(.615)	(.573)
Net Asset Value, End of Period	$33.00	$34.72	$31.12	$29.22	$29.68

Total Return	-2.82%	13.86%	8.81%	0.52%	10.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,543	$10,075	$8,495	$7,452	$7,392
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.10%	2.19%	2.07%	2.02%
Portfolio Turnover Rate[2]	44%[3]	37%[3]	44%[3]	61%	53%

1 Calculated based on average shares outstanding.

2 Includes 10%, 11%, 12%, 24%, and 27% attributable to mortgage-dollar-roll activity.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral Share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

21

Balanced Index Fund

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2018, counterparties had deposited in segregated accounts securities with a value of $260,000 and cash with a value of $540,000 in connection with TBA transactions.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

22

Balanced Index Fund

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

23

Balanced Index Fund

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $2,003,000, representing 0.01% of the fund’s net assets and 0.80% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	21,786,812	—	195
U.S. Government and Agency Obligations	—	9,241,241	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	411,867	592
Corporate Bonds	—	3,965,067	—
Sovereign Bonds	—	671,378	—
Taxable Municipal Bonds	—	106,198	—
Temporary Cash Investments	277,876	16,015	—
Futures Contracts—Assets[1]	996	—	—
Total	22,065,684	14,411,766	787

1 Represents variation margin on the last day of the reporting period.

24

Balanced Index Fund

D.      During the year ended December 31, 2018, the fund purchased $4,951,364,000 of investment securities and sold $3,748,958,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $13,291,886,000 and $13,248,036,000, respectively. Total purchases and sales include $0 and $341,293,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

E.      Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, the following permanent differences primarily attributable to the accounting for in-kind redemptions and passive foreign investment companies.

Amount ($000)
Paid-in Capital	276,387
Total Distributable Earnings (Loss)	(276,387)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral on wash sales; the realization of unrealized gains or losses on certain futures contracts; and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount ($000)
Undistributed Ordinary Income	30,859
Undistributed Long-term Gains	—
Capital Loss Carryforwards (Non-expiring)	(49,363)
Net Unrealized Gains (Losses)	10,529,880

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	25,947,361
Gross Unrealized Appreciation	11,343,191
Gross Unrealized Depreciation	(813,311)
Net Unrealized Appreciation (Depreciation)	10,529,880

25

Balanced Index Fund

F.       Capital share transactions for each class of shares were:

	Year Ended December 31,
	2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	704,768	20,078	857,721	26,134
Issued in Lieu of Cash Distributions	64,418	1,871	63,822	1,918
Redeemed	(1,070,756)	(30,660)	(1,172,891)	(35,456)
Net Increase (Decrease)—Investor Shares	(301,570)	(8,711)	(251,348)	(7,404)
Admiral Shares
Issued	5,680,871	162,397	5,378,607	163,418
Issued in Lieu of Cash Distributions	493,351	14,338	406,670	12,200
Redeemed	(4,537,399)	(130,393)	(3,230,798)	(98,006)
Net Increase (Decrease)—Admiral Shares	1,636,823	46,342	2,554,479	77,612
Institutional Shares
Issued	1,341,329	38,571	1,408,932	42,963
Issued in Lieu of Cash Distributions	217,850	6,329	189,916	5,699
Redeemed	(1,603,487)	(45,858)	(1,042,169)	(31,508)
Net Increase (Decrease)—Institutional Shares	(44,308)	(958)	556,679	17,154

G.     Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Balanced Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Balanced Index Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

27

Special 2018 tax information (unaudited) for Vanguard Balanced Index Fund

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $413,145,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 47.3% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

28

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Float Adjusted Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Balanced Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Balanced Index Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Balanced Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Balanced Index Fund or the owners of the Balanced Index Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Balanced Index Fund. Investors acquire the Balanced Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Balanced Index Fund. The Balanced Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Balanced Index Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Balanced Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Balanced Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Balanced Index Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Balanced Index Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Balanced Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Balanced Index Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE BALANCED INDEX FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

29

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1   Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q020 022019

Annual Report | December 31, 2018 Vanguard Managed Payout Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1
Your Fund’s Performance at a Glance	2
Advisor’s Report	3
About Your Fund’s Expenses	6
Performance Summary	8
Financial Statements	10

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 17, 2019

1

Your Fund’s Performance at a Glance

•  For the year ended December 31, 2018, Vanguard Managed Payout Fund returned –5.67%, less than its composite benchmark index and its long-term target of 4% plus inflation.

•  Equities were in negative territory for the year across all asset classes. In particular, the fund’s overweight allocation to value stocks and emerging markets contributed to underperformance as value stocks trailed their growth counterparts and emerging markets were hurt by a strengthening U.S. dollar.

•  The fund invests in nine underlying Vanguard funds. Its allocation to Vanguard Global Minimum Volatility Fund, which outperformed, was a bright spot.

•  The Managed Payout Fund benefited from its exposure to bonds outside the United States. U.S. bonds lagged, and the fund’s exposure to alternatives did not measurably improve performance.

•  Over the ten years ending December 31, the fund posted an average annual return of 8.19%, more than its benchmark and above its target return.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-4.78%	9.09%	8.21%
Russell 2000 Index (Small-caps)	-11.01	7.36	4.41
Russell 3000 Index (Broad U.S. market)	-5.24	8.97	7.91
FTSE All-World ex US Index (International)	-14.13	4.58	1.05

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.01%	2.06%	2.52%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	1.28	2.30	3.82
FTSE Three-Month U.S. Treasury Bill Index	1.86	0.98	0.59

CPI
Consumer Price Index	1.91%	2.03%	1.51%

2

Advisor’s Report

For the year ended December 31, 2018, Vanguard Managed Payout Fund returned –5.67%, behind its composite benchmark and its long-term target of 4% plus inflation.

After a strong start, global stock markets fell, and volatility rose substantially at the end of the year. The spike in volatility resulted primarily from concerns over slowing global growth, rising U.S. interest rates, and heightened geopolitical uncertainty. These factors led to sharp declines across major equity markets for the year.

The CRSP US Total Market Index, the benchmark for Vanguard Total Stock Market Index Fund, returned –5.17%. Seven of the fund’s ten industry sectors declined, with only health care, utilities, and consumer services gaining ground. Financials and industrials detracted the most.

Stocks outside the United States were also in negative territory. The United Kingdom, for example, dealt with Brexit challenges. And European stocks lagged over concerns about Italy’s debt and Europe’s economic dependence on emerging markets, which were hurt by a rising dollar and trade protectionism.

Despite a solid macroeconomic backdrop throughout the year, bond markets also experienced bouts of volatility, as bond investors shared some of the same concerns that affected equity investors. The U.S. bond market was essentially flat for the year. The Bloomberg Barclays U.S. Aggregate Bond Index returned 0.01%. Bonds with shorter durations tended to perform the best. Mortgage-backed securities outperformed both U.S. Treasuries and corporate bonds.

Bonds outside the United States, as measured by the Bloomberg Barclays Global Aggregate Index ex USD, returned –2.15%. In general, higher-quality bonds with longer maturities tended to perform the best.

In December, the Fed lifted its target for short-term interest rates for the fourth time in 2018, to a range of 2.25%–2.5%. The central bank maintained that U.S. growth fundamentals and labor market conditions remain solid despite the recent market volatility, and lowered its guidance for rate hikes in 2019.

Investment objective

The idea for the Managed Payout Fund originated with the success of the endowment and foundation investing model in the United States, dating to the 1970s. Many endowment pools seek to operate in perpetuity while preserving capital and regularly spending a certain percentage of assets. This is similar to what many investors, particularly in retirement, try to achieve. Broad asset-class diversification, a disciplined spending policy, and a focus on long-term performance have helped make endowments successful.

3

The Managed Payout Fund also has a dual objective. In any given year, we try to outperform the benchmark on a risk-adjusted basis, and in the long run we seek to provide a return that at least equals spending plus inflation. (If we spend 4% and inflation is 2%, the fund’s objective is to produce a return of 6% or more.) Meeting this objective is critical for making periodic distributions and preserving capital.

We believe that markets are generally efficient in the long term, but short-term inefficiencies should allow our prudent, fundamentally driven strategy to achieve superior risk-adjusted results by concentrating on systematic opportunities within and between asset classes and by managing investment risks.

To evaluate our success, we need an appropriate benchmark, so the fund’s strategic asset allocation benchmark considers the objective of making stable distributions to shareholders. We use this as a guide when making tactical decisions about specific investment vehicle allocations.

The fund’s benchmark consists of three primary asset classes: equities, fixed income, and commodities. The fund’s allocation is approximately 55% equities, 20% fixed income, 7.5% commodities, and 17.5% liquid alternatives. The fund currently invests in nine underlying Vanguard funds and has a stake in commodity-linked investments. From time to time, we adjust our investment allocations depending on market conditions.

Successes and challenges

Our overweight position in emerging markets and value stocks in the United States hurt portfolio performance during the year. Growth stocks continued to beat their value counterparts, which is unusual during the later stages of the business cycle, when value stocks usually outperform. Our underweight position in bonds did not benefit performance as much as anticipated because of our overweight exposure to alternatives.

To protect our portfolio from unexpected uncertainties in the global economy, we have overweighted Vanguard Global Minimum Volatility Fund. That fund, which seeks to have lower volatility than the broad global stock market, outperformed and helped the portfolio’s results.

The fund’s positioning

As we continue to move into the latter stages of the economic expansion, we are positioning the portfolio to reduce risk and for long-term protection. We have reduced our exposure to U.S. equities and modestly increased our exposure to commodities to increase diversification and protect against inflation surprises.

4

Within the United States, we continue to tilt our equity exposure toward large-capitalization value stocks. We also plan to keep a portion of our equity allocation in the Global Minimum Volatility Fund.

Although inflation shocks are unpredictable, we believe there is an increasing probability of higher-than-expected inflation driven by strong economic growth, tighter labor markets in the United States, and growing protectionism.

We do not anticipate robust fixed income returns, so we remain committed to Vanguard Market Neutral Fund and Vanguard Alternative Strategies Fund, which provide access to returns that are uncorrelated with returns of other asset classes.

The expression “nowhere to go” still best sums up our current position, as valuations seem stretched in virtually all asset classes. Investors should not expect the double-digit returns they have seen in recent years. However, the fund’s portfolio is positioned for the long term, and we believe our approach will produce strong results over an extended time horizon.

We continue to monitor conditions and position the portfolio within the risk-controlled framework.

Thank you for entrusting us with your investments.

Portfolio Managers:

John Ameriks, Principal

Anatoly Shtekhman, CFA

Vanguard Quantitative Equity Group

January 18, 2019

5

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Fund, in addition to its own expenses, bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the expense ratio and the acquired fund fees and expenses for the Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

6

Six Months Ended December 31, 2018
Managed Payout Fund	Beginning Account Value 6/30/2018	Ending Account Value 12/31/2018	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$950.33	$1.57
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.59	1.63

These calculations are based on the fund’s expense ratio for the most recent six-month period together with its acquired fund fees and expenses. The combined, annualized expense figure for the period shown is 0.32%. The dollar amount shown as “Expenses Paid” is equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

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Managed Payout Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $25,000

	Average Annual Total Returns
	Periods Ended December 31, 2018

				Final Value
	One	Five	Ten	of a $25,000
	Year	Years	Years	Investment
Managed Payout Fund	-5.67%	3.84%	8.19%	$54,943
Managed Payout Composite Index	-5.50	4.12	7.70	52,510
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	86,562

On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

Managed Payout Composite Index: Weighted 36% CRSP US Total Market Index, 24.5% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, 10.5% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index as of May 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 28% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, 7% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index (Dow Jones-UBS Commodity Index through June 30, 2014) through April 30, 2015; and 35% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013), 12% Bloomberg Barclays U.S. Aggregate Float Adjusted Index (Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009), 15% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013), 3% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), 15% Citigroup Three-Month U.S. Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009) through January 31, 2014. International stock benchmark returns are adjusted for withholding taxes.

See Financial Highlights for dividend and capital gains information.

8

Managed Payout Fund

Underlying Investments

As of December 31, 2018

Vanguard Total International Stock Index Fund Investor Shares	25.0%
Vanguard Total Bond Market II Index Fund Investor Shares	13.8
Vanguard Total Stock Market Index Fund Investor Shares	12.6
Vanguard Alternative Strategies Fund	12.3
Commodities	7.6
Vanguard Global Minimum Volatility Fund Investor Shares	7.5
Vanguard Total International Bond Index Fund Investor Shares	6.2
Vanguard Emerging Markets Stock Index Fund Investor Shares	5.1
Vanguard Market Neutral Fund Investor Shares	5.1
Vanguard Value Index Fund Investor Shares	4.8

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Managed Payout Fund

Consolidated Financial Statements

Consolidated Statement of Net Assets

As of December 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

				Shares	Market Value• ($000)
Investment Companies (92.6%)
U.S. Stock Funds (17.4%)
	Vanguard Total Stock Market Index Fund Investor Shares			3,566,489	221,407
	Vanguard Value Index Fund Investor Shares			2,219,897	84,756
					306,163
Global Stock Fund (7.5%)
	Vanguard Global Minimum Volatility Fund Investor Shares			10,678,792	132,417

International Stock Funds (30.3%)
	Vanguard Total International Stock Index Fund Investor Shares			29,183,730	442,717
	Vanguard Emerging Markets Stock Index Fund Investor Shares			3,715,849	89,887
					532,604
U.S. Bond Fund (13.8%)
1	Vanguard Total Bond Market II Index Fund Investor Shares			23,356,623	243,376

International Bond Fund (6.2%)
	Vanguard Total International Bond Index Fund Investor Shares			10,020,929	108,727

Alternative Funds (17.4%)
	Vanguard Alternative Strategies Fund			10,630,793	216,656
	Vanguard Market Neutral Fund Investor Shares			7,672,564	89,155
					305,811
Total Investment Companies (Cost $1,475,222)					1,629,098
Temporary Cash Investments (8.3%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.530%			3	—

		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.3%)
2,3	Fannie Mae Discount Notes	2.374%	1/16/19	5,000,000	4,995
2,3	Fannie Mae Discount Notes	2.313%	1/23/19	1,640,000	1,638
2,3	Fannie Mae Discount Notes	2.343%	1/30/19	5,713,000	5,702
2,3	Fannie Mae Discount Notes	2.389%	2/6/19	5,627,000	5,614
2,3	Fannie Mae Discount Notes	2.445%	3/13/19	9,391,000	9,346
2,3	Fannie Mae Discount Notes	2.414%	3/20/19	3,411,000	3,393

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Managed Payout Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Federal Home Loan Bank Discount Notes	2.337%–2.374%	1/9/19	12,920,000	12,914
[2,4]	Federal Home Loan Bank Discount Notes	2.329%–2.410%	1/15/19	4,300,000	4,296
[2,4]	Federal Home Loan Bank Discount Notes	2.396%–2.409%	1/23/19	4,774,000	4,767
[2,4]	Federal Home Loan Bank Discount Notes	2.428%	1/24/19	632,000	631
[2,4]	Federal Home Loan Bank Discount Notes	2.410%	1/30/19	1,200,000	1,198
[2,4]	Federal Home Loan Bank Discount Notes	2.470%	1/31/19	770,000	768
[2,4]	Federal Home Loan Bank Discount Notes	2.397%	2/1/19	2,856,000	2,850
[2,4]	Federal Home Loan Bank Discount Notes	2.413%–2.431%	2/6/19	1,875,000	1,871
[2,4]	Federal Home Loan Bank Discount Notes	2.437%–2.490%	2/8/19	3,943,000	3,933
[2,4]	Federal Home Loan Bank Discount Notes	2.414%	2/13/19	2,500,000	2,493
[2,4]	Federal Home Loan Bank Discount Notes	2.414%	2/14/19	684,000	682
[2,4]	Federal Home Loan Bank Discount Notes	2.474%	2/21/19	434,000	433
[2,4]	Federal Home Loan Bank Discount Notes	2.486%	2/22/19	1,900,000	1,894
[2,3]	Freddie Mac Discount Notes	2.283%–2.310%	1/3/19	6,350,000	6,350
[2,3]	Freddie Mac Discount Notes	2.332%–2.389%	1/18/19	4,544,000	4,539
[2,3]	Freddie Mac Discount Notes	2.465%	3/4/19	5,557,000	5,534
[2,5]	United States Treasury Bill	2.187%	1/3/19	8,294,000	8,294
[2]	United States Treasury Bill	2.298%	1/15/19	2,231,000	2,229
[2]	United States Treasury Bill	2.303%	1/22/19	3,500,000	3,495
[2]	United States Treasury Bill	2.313%	1/24/19	5,000,000	4,993
[2]	United States Treasury Bill	2.319%	1/31/19	2,228,000	2,224
[2]	United States Treasury Bill	2.354%	2/14/19	5,000,000	4,986
[2]	United States Treasury Bill	2.389%	2/19/19	7,849,000	7,824
[2]	United States Treasury Bill	2.359%	2/21/19	7,000,000	6,977
[2]	United States Treasury Bill	2.384%	2/28/19	4,000,000	3,985
[2]	United States Treasury Bill	2.430%	3/28/19	7,000,000	6,962
[2]	United States Treasury Bill	2.480%	4/4/19	9,000,000	8,945
					146,755
Total Temporary Cash Investments (Cost $146,745)					146,755
Total Investments (100.9%) (Cost $1,621,967)					1,775,853
Other Assets and Liabilities (-0.9%)
Other Assets					4,193
Liabilities					(19,995)
					(15,802)
Net Assets (100%)
Applicable to 112,242,564 outstanding $.001 par value shares of beneficial interest (unlimited authorization)					1,760,051
Net Asset Value Per Share					$15.68

11

Managed Payout Fund

Amount
($000)
Consolidated Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	146,755
Affiliated Vanguard Funds	1,629,098
Total Investments in Securities	1,775,853
Receivables for Investment Securities Sold	2,300
Receivables for Accrued Income	629
Receivables for Capital Shares Issued	1,264
Total Assets	1,780,046
Liabilities
Payables for Investment Securities Purchased	9,573
Payables for Capital Shares Redeemed	4,558
Payables for Distributions	116
Payables to Vanguard	62
Payables for Terminated Swap Contracts	4,224
Other Liabilities	1,462
Total Liabilities	19,995
Net Assets	1,760,051

At December 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	1,607,227
Total Distributable Earnings (Loss)	152,824
Net Assets	1,760,051

•    See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

2   Security is owned by the Vanguard MPF Portfolio, which is a wholly owned subsidiary of the Managed Payout Fund.

3   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4   The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

5   Securities with a value of $3,552,000 have been segregated as collateral for closed swap contracts.

12

Managed Payout Fund

Derivative Financial Instruments Outstanding as of Period End

Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid	)[1]	Value and Unrealized Appreciation (Depreciation ($000	) )
Credit Suisse Custom 34
Total Return Index	1/31/19	CSI	134,435	(2.695%	)	—

CSI—Credit Suisse International.

1 Payment received/paid monthly.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Managed Payout Fund

Consolidated Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	40,496
Interest—Unaffiliated Issuers	2,539
Interest—Affiliated Funds	5
Total Income	43,040
Expenses–Note B
Management and Administrative	541
Trustees’ Fees and Expenses	15
Custodian Fees	22
Total Expenses	578
Net Investment Income	42,462
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	5,988
Investment Securities Sold—Unaffiliated Issuers	—
Investment Securities Sold—Affiliated Issuers	96,314
Swap Contracts	(16,514)
Realized Net Gain (Loss)	85,788
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	9
Investment Securities—Affiliated Funds	(237,827)
Change in Unrealized Appreciation (Depreciation)	(237,818)
Net Increase (Decrease) in Net Assets Resulting from Operations	(109,568)

See accompanying Notes, which are an integral part of the Financial Statements.

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Managed Payout Fund

Consolidated Statement of Changes in Net Assets

	Year Ended December 31,
	2018 ($000)	2017 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	42,462	37,162
Realized Net Gain (Loss)	85,788	6,241
Change in Unrealized Appreciation (Depreciation)	(237,818)	193,689
Net Increase (Decrease) in Net Assets Resulting from Operations	(109,568)	237,092
Distributions
Net Investment Income	(42,378)	(40,863)
Realized Capital Gain[1]	(101,486)	(2,540)
Return of Capital	(102,426)	(31,122)
Total Distributions	(246,290)	(74,525)
Capital Share Transactions
Issued	331,833	432,444
Issued in Lieu of Cash Distributions	201,076	33,111
Redeemed	(506,121)	(236,852)
Net Increase (Decrease) from Capital Share Transactions	26,788	228,703
Total Increase (Decrease)	(329,070)	391,270
Net Assets
Beginning of Period	2,089,121	1,697,851
End of Period	1,760,051	2,089,121

1   Includes fiscal 2018 and 2017 short-term gain distributions totaling $2,310,000 and $1,558,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

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Managed Payout Fund

Consolidated Financial Highlights

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.11	$17.54	$17.33	$18.90	$18.54
Investment Operations
Net Investment Income	.395	1.358	1.324	.309	.384	1
Capital Gain Distributions Received	.056	1.011	1.072	.041	.152	1
Net Realized and Unrealized Gain (Loss) on Investments	(1.502)	1.919	.881	(.464)	.530
Total from Investment Operations	(1.051)	2.288	1.277	(.114)	1.066
Distributions
Dividends from Net Investment Income	(.394)	(.394)	(.480)	(.313)	(.535)
Distributions from Realized Capital Gains[2]	(.996)	(.024)	(.266)	(.319)	(.128)
Return of Capital	(.989)	(.300)	(.321)	(.824)	(.043)
Total Distributions	(2.379)	(.718)	(1.067)	(1.456)	(.706)
Net Asset Value, End of Period	$15.68	$19.11	$17.54	$17.33	$18.90

Total Return	-5.67%	13.29%	7.55%	-0.72%	5.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,760	$2,089	$1,698	$1,585	$1,567
Ratio of Total Expenses to Average Net Assets	0.03%	0.02%	0.02%	0.02%	0.01%
Acquired Fund Fees and Expenses	0.29%	0.32%	0.32%	0.32%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.11%	1.95%	1.80%	1.64%	1.99%
Portfolio Turnover Rate	17%	8%	19%	29%	23%

1   Calculated based on average shares outstanding.

2   Includes $.975, $.009, $.237, $.319, and $.035 from long-term capital gains and $.021, $.015, $.029, $0, and $.093 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Managed Payout Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio (“the subsidiary”), which commenced operations on February 23, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of December 31, 2018, the fund held $133,533,000 in the subsidiary, representing 8% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its

17

Managed Payout Fund

counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2018, the subsidiary’s average amount of investment in total return swaps represented 7% of net assets, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act (“FATCA”) and thus will not be subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary will generally distribute any earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions are determined based on a specified percentage payout rate of 4% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2018, the fund made monthly distributions of $.0591 per share, and also distributed $1.6697 per share to shareholders of record on December 27, 2018. The portion of distributions that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character. Effective January 1, 2019, the monthly distribution rate is $.0544 per share.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any

18

Managed Payout Fund

borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended December 31, 2018, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.40% of average net assets of the subsidiary, generally settled once a month. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Consolidated Statement of Net Assets.

19

Managed Payout Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,629,098	—	—
Temporary Cash Investments	—	146,755	—
Total	1,629,098	146,755	—

D.      Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for net investment losses of the subsidiary, were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	(14,552)
Total Distributable Earnings (Loss)	14,552

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the deferral of post-October capital losses to future periods. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(79)
Net Unrealized Gains (Losses)	152,903

*     Includes losses of $79,000 realized subsequent to October 31, 2018, which are deferred and will be treated as realized for tax purposes in the next fiscal year.

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,622,950
Gross Unrealized Appreciation	171,784
Gross Unrealized Depreciation	(18,881)
Net Unrealized Appreciation (Depreciation)	152,903

20

Managed Payout Fund

E.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds	Realized				Dec. 31,
	2017		from	Net	Change in		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative Strategies Fund	256,682	17,519	60,000	(3,190)	5,645	2,837	—	216,656
Vanguard Emerging Markets Stock Index Fund	106,017	10,967	9,833	737	(18,001)	2,361	—	89,887
Vanguard Global Minimum Volatility Fund	156,479	10,273	23,584	2,862	(13,613)	2,993	5,986	132,417
Vanguard Market Liquidity Fund	457	NA1	NA1	1	—	5	—	—
Vanguard Market Neutral Fund	105,109	1,426	17,267	1,823	(1,936)	866	—	89,155
Vanguard Total Bond Market II Index Fund	293,863	73,149	114,870	(2,288)	(6,478)	7,630	2	243,376
Vanguard Total International Bond Index Fund	125,023	8,783	25,214	(13)	148	3,383	—	108,727
Vanguard Total International Stock Index Fund	421,410	160,090	52,215	192	(86,760)	13,202	—	442,717
Vanguard Total Stock Market Index Fund	416,260	31,375	212,197	93,412	(107,443)	4,883	—	221,407
Vanguard Value Index Fund	107,809	5,020	21,462	2,778	(9,389)	2,341	—	84,756
Total	1,989,109	318,602	536,642	96,314	(237,827)	40,501	5,988	1,629,098

1 Not applicable—purchases and sales are for temporary cash investment purposes.

21

Managed Payout Fund

F.  Capital shares issued and redeemed were:

	Year Ended December 31,
	2018	2017
	Shares	Shares
	(000)	(000)
Issued	17,641	23,629
Issued in Lieu of Cash Distributions	12,527	1,799
Redeemed	(27,238)	(12,898)
Net Increase (Decrease) in Shares Outstanding	2,930	12,530

G. Management has determined that, other than the aforementioned monthly per share distribution rate for 2019, no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Managed Payout Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of net assets and consolidated statement of assets and liabilities of Vanguard Managed Payout Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related consolidated statement of operations for the year ended December 31, 2018, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

23

Special 2018 tax information (unaudited) for Vanguard Managed Payout Fund

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $99,176,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

The fund distributed $23,596,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 22.9% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

24

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Aggregate Float Adjusted Index and Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (the Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Managed Payout Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Managed Payout Fund. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Managed Payout Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect to the Indices is the licensing of the Indices, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Managed Payout Fund or the owners of the Managed Payout Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the Managed Payout Fund. Investors acquire the Managed Payout Fund from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Managed Payout Fund. The Managed Payout Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Managed Payout Fund or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Managed Payout Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Managed Payout Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Managed Payout Fund or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Managed Payout Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Managed Payout Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Managed Payout Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBLITY OF SUCH, RESULTING FROM THE USE OF BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE MANAGED PAYOUT FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

25

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

CFA® is a registered trademark owned by CFA Institute.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 8,180,695; 8,185,464; and 8,571,963.
Vanguard Marketing Corporation, Distributor.

Q14970 022019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)                       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2018: $22,000
Fiscal Year Ended December 31, 2017: $23,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2018: $9,734,277
Fiscal Year Ended December 31, 2017: $8,424,459

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b)                      Audit-Related Fees.

Fiscal Year Ended December 31, 2018: $5,581,336
Fiscal Year Ended December 31, 2017: $3,194,093

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)                       Tax Fees.

Fiscal Year Ended December 31, 2018: $347,985
Fiscal Year Ended December 31, 2017: $274,313

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)                      All Other Fees.

Fiscal Year Ended December 31, 2018: $0
Fiscal Year Ended December 31, 2017: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)                       (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)                      Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2018: $347,985
Fiscal Year Ended December 31, 2017: $274,313

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)                       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
Common Stocks (59.7%)[1]
Basic Materials (1.5%)
	DowDuPont Inc.	2,006,894	107,329
	Linde plc	406,009	63,354
	Ecolab Inc.	225,448	33,220
	Air Products & Chemicals Inc.	193,463	30,964
	LyondellBasell Industries NV Class A	272,592	22,669
	PPG Industries Inc.	212,810	21,756
	Newmont Mining Corp.	465,540	16,131
	Nucor Corp.	284,632	14,747
	International Paper Co.	352,425	14,224
	International Flavors & Fragrances Inc.	94,585	12,700
	Freeport-McMoRan Inc.	1,228,718	12,668
	Celanese Corp. Class A	120,154	10,810
	FMC Corp.	124,824	9,232
	Eastman Chemical Co.	124,333	9,090
	Mosaic Co.	308,620	9,015
	CF Industries Holdings Inc.	204,704	8,907
	Albemarle Corp.	93,532	7,208
	RPM International Inc.	116,411	6,843
	Avery Dennison Corp.	75,999	6,827
	Steel Dynamics Inc.	193,587	5,815
	Royal Gold Inc.	57,335	4,911
*	Axalta Coating Systems Ltd.	200,126	4,687
	Chemours Co.	158,218	4,465
*	Alcoa Corp.	161,306	4,287
	Reliance Steel & Aluminum Co.	57,139	4,067
	WR Grace & Co.	60,488	3,926
	Ashland Global Holdings Inc.	55,070	3,908
	Huntsman Corp.	201,003	3,877
	NewMarket Corp.	7,624	3,142
	Olin Corp.	155,274	3,123
*	Ingevity Corp.	37,257	3,118
	Versum Materials Inc.	104,610	2,900
	United States Steel Corp.	156,134	2,848
	PolyOne Corp.	89,983	2,574
	Westlake Chemical Corp.	36,986	2,447
	Peabody Energy Corp.	75,036	2,287
	Sensient Technologies Corp.	40,774	2,277
*	Platform Specialty Products Corp.	218,121	2,253
	Balchem Corp.	28,215	2,211
	Cabot Corp.	51,182	2,198
	Scotts Miracle-Gro Co.	35,703	2,194
	HB Fuller Co.	51,152	2,183
*	Cleveland-Cliffs Inc.	279,636	2,150
*	GCP Applied Technologies Inc.	81,732	2,007
	Quaker Chemical Corp.	11,280	2,005
*	Univar Inc.	112,926	2,003
	Domtar Corp.	50,770	1,784
	Compass Minerals International Inc.	35,484	1,479
	Commercial Metals Co.	92,224	1,477
	Minerals Technologies Inc.	27,992	1,437
*	Ferro Corp.	87,653	1,374
	Carpenter Technology Corp.	37,966	1,352
	Stepan Co.	18,265	1,352
	Innospec Inc.	20,734	1,281
	Arch Coal Inc. Class A	15,406	1,279
	Worthington Industries Inc.	34,851	1,214
	Kaiser Aluminum Corp.	13,100	1,170
*	Contura Energy Inc.	15,088	992
	Hecla Mining Co.	410,201	968
	Warrior Met Coal Inc.	39,944	963
	US Silica Holdings Inc.	94,000	957

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Neenah Inc.	13,032	768
	Innophos Holdings Inc.	30,339	744
	Materion Corp.	15,005	675
*	Codexis Inc.	40,378	674
*	CONSOL Energy Inc.	20,014	635
*	Kraton Corp.	28,721	627
	Schweitzer-Mauduit International Inc.	24,518	614
*	CSW Industrials Inc.	12,623	610
*	Verso Corp.	26,638	597
	Tronox Ltd. Class A	76,619	596
*	AdvanSix Inc.	24,165	588
	Chase Corp.	5,479	548
	Rayonier Advanced Materials Inc.	46,066	491
	Schnitzer Steel Industries Inc.	22,717	490
*	SunCoke Energy Inc.	54,779	468
*	PQ Group Holdings Inc.	27,919	413
	Tredegar Corp.	25,474	404
	FutureFuel Corp.	25,100	398
*	Veritiv Corp.	15,250	381
	American Vanguard Corp.	24,881	378
	PH Glatfelter Co.	37,825	369
	Hawkins Inc.	8,872	363
*	Clearwater Paper Corp.	14,843	362
	Resolute Forest Products Inc.	45,030	357
*	Century Aluminum Co.	43,677	319
*	Koppers Holdings Inc.	17,655	301
	Kronos Worldwide Inc.	25,735	296
	Haynes International Inc.	10,034	265
*	Energy Fuels Inc.	90,300	257
*	OMNOVA Solutions Inc.	34,053	250
*	Nexeo Solutions Inc.	27,303	235
*	TimkenSteel Corp.	23,836	208
*	Intrepid Potash Inc.	75,329	196
	Gold Resource Corp.	42,931	172
	Olympic Steel Inc.	11,103	158
*	Uranium Energy Corp.	126,095	158
	Synalloy Corp.	7,724	128
*	Universal Stainless & Alloy Products Inc.	7,750	126
*	ChromaDex Corp.	28,600	98
*	LSB Industries Inc.	16,909	93
	Northern Technologies International Corp.	2,923	86
*	Ryerson Holding Corp.	13,150	83
*	Ur-Energy Inc.	116,580	76
	United-Guardian Inc.	2,096	38
*	NL Industries Inc.	9,290	33
*	Ramaco Resources Inc.	5,327	26
	Hallador Energy Co.	4,093	21
	Friedman Industries Inc.	2,662	19
*	Westwater Resources Inc.	88,647	12
*	US Antimony Corp.	19,368	11
*	Marrone Bio Innovations Inc.	7,569	11
*	Pershing Gold Corp.	9,850	10
*	General Moly Inc.	34,994	8
*,^	US Gold Corp.	7,188	6
*	Ampco-Pittsburgh Corp.	1,900	6
*	Cloud Peak Energy Inc.	14,692	5
*	Solitario Zinc Corp.	21,996	5
*	Golden Minerals Co.	21,900	5
*	Centrus Energy Corp. Class A	1,200	2
*	Paramount Gold Nevada Corp.	1,164	1
*	Dynasil Corp. of America	79	—
*,§	American International Group Inc. Warrants Exp. 01/19/2021	14,331	—
			536,910

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
Consumer Goods (4.7%)
	Procter & Gamble Co.	2,163,916	198,907
	Coca-Cola Co.	3,308,058	156,637
	PepsiCo Inc.	1,226,962	135,555
	Philip Morris International Inc.	1,352,812	90,314
	NIKE Inc. Class B	1,109,996	82,295
	Altria Group Inc.	1,642,294	81,113
	Mondelez International Inc. Class A	1,265,491	50,658
	Colgate-Palmolive Co.	759,579	45,210
	General Motors Co.	1,113,698	37,253
*,^	Tesla Inc.	111,656	37,159
	Kimberly-Clark Corp.	302,272	34,441
	Activision Blizzard Inc.	630,494	29,362
	Ford Motor Co.	3,314,776	25,358
	Estee Lauder Cos. Inc. Class A	191,973	24,976
	Kraft Heinz Co.	539,370	23,215
	Constellation Brands Inc. Class A	130,789	21,034
*	Electronic Arts Inc.	263,985	20,831
	Archer-Daniels-Midland Co.	489,161	20,041
	VF Corp.	275,099	19,626
*	Monster Beverage Corp.	365,472	17,989
	Clorox Co.	111,570	17,197
	General Mills Inc.	389,711	15,175
	McCormick & Co. Inc.	106,386	14,813
	Church & Dwight Co. Inc.	214,796	14,125
	Kellogg Co.	244,694	13,950
	Tyson Foods Inc. Class A	261,235	13,950
	Hershey Co.	128,943	13,820
	Brown-Forman Corp. Class B	261,143	12,425
	Aptiv plc	194,545	11,978
	Genuine Parts Co.	120,978	11,616
*	Lululemon Athletica Inc.	92,407	11,238
	DR Horton Inc.	322,829	11,189
*	Take-Two Interactive Software Inc.	98,322	10,121
	Hormel Foods Corp.	236,621	10,099
	Lamb Weston Holdings Inc.	129,127	9,499
	Lennar Corp. Class A	241,390	9,450
	Conagra Brands Inc.	437,203	9,339
	JM Smucker Co.	98,424	9,202
	Molson Coors Brewing Co. Class B	156,433	8,785
	Tapestry Inc.	250,822	8,465
	Hasbro Inc.	100,967	8,204
*	NVR Inc.	3,012	7,340
*	LKQ Corp.	299,069	7,097
	Lear Corp.	56,444	6,935
	Newell Brands Inc.	368,782	6,856
	BorgWarner Inc.	195,895	6,805
	Garmin Ltd.	106,645	6,753
	PVH Corp.	71,129	6,611
*	US Foods Holding Corp.	199,728	6,319
	Bunge Ltd.	117,405	6,274
	Whirlpool Corp.	56,752	6,065
	PulteGroup Inc.	233,121	6,059
*	Campbell Soup Co.	176,088	5,809
	Ingredion Inc.	61,996	5,666
	Ralph Lauren Corp. Class A	49,949	5,168
*	Herbalife Nutrition Ltd.	86,551	5,102
*	Middleby Corp.	48,199	4,951
	Pool Corp.	33,147	4,927
*	WABCO Holdings Inc.	45,696	4,905
	Harley-Davidson Inc.	142,814	4,873
	Fortune Brands Home & Security Inc.	126,649	4,811
*	Post Holdings Inc.	53,801	4,795
	Keurig Dr Pepper Inc.	183,240	4,698

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Wayfair Inc.	51,440	4,634
	Gentex Corp.	228,383	4,616
*	Mohawk Industries Inc.	39,132	4,577
	Goodyear Tire & Rubber Co.	210,497	4,296
*	Capri Holdings Ltd.	112,609	4,270
	Jefferies Financial Group Inc.	239,834	4,164
	Leggett & Platt Inc.	114,969	4,121
	Hanesbrands Inc.	322,505	4,041
	Polaris Industries Inc.	52,364	4,015
	Toll Brothers Inc.	120,727	3,976
	Brunswick Corp.	80,094	3,720
*,^	Under Armour Inc. Class A	195,209	3,449
	Valvoline Inc.	173,600	3,359
	Carter’s Inc.	39,582	3,231
*,^	Mattel Inc.	309,233	3,089
*	Deckers Outdoor Corp.	23,989	3,069
	Nu Skin Enterprises Inc. Class A	50,044	3,069
	Lancaster Colony Corp.	17,343	3,067
	Flowers Foods Inc.	159,158	2,940
*	Skechers U.S.A. Inc. Class A	124,701	2,854
*	Zynga Inc. Class A	723,613	2,844
*	Helen of Troy Ltd.	21,120	2,771
*	Darling Ingredients Inc.	143,771	2,766
	Columbia Sportswear Co.	31,020	2,608
	Energizer Holdings Inc.	55,215	2,493
*	TreeHouse Foods Inc.	48,983	2,484
	Wolverine World Wide Inc.	74,416	2,373
*	Under Armour Inc.	137,623	2,225
	Steven Madden Ltd.	70,396	2,130
*	Dorman Products Inc.	23,575	2,122
*	Elanco Animal Health Inc.	66,581	2,099
	Dana Inc.	146,307	1,994
	J&J Snack Foods Corp.	13,443	1,944
	Thor Industries Inc.	36,177	1,881
	WD-40 Co.	10,260	1,880
	Sanderson Farms Inc.	18,747	1,861
*	iRobot Corp.	21,735	1,820
*	Fox Factory Holding Corp.	30,608	1,802
*	Edgewell Personal Care Co.	47,792	1,785
*	Taylor Morrison Home Corp. Class A	108,769	1,729
^	B&G Foods Inc.	59,204	1,712
	KB Home	84,979	1,623
	Tenneco Inc. Class A	59,190	1,621
*	Boston Beer Co. Inc. Class A	6,710	1,616
*	Tempur Sealy International Inc.	38,884	1,610
*	Visteon Corp.	26,502	1,598
*	TRI Pointe Group Inc.	144,594	1,580
	Cooper Tire & Rubber Co.	47,288	1,529
	LCI Industries	22,822	1,525
*	Central Garden & Pet Co. Class A	47,833	1,495
	Lennar Corp. Class B	47,272	1,481
	Herman Miller Inc.	48,485	1,467
*	Welbilt Inc.	128,508	1,428
	Vector Group Ltd.	143,822	1,399
*	USANA Health Sciences Inc.	11,786	1,388
*	Crocs Inc.	52,477	1,363
*	Meritage Homes Corp.	37,125	1,363
	Delphi Technologies plc	91,991	1,317
	HNI Corp.	36,788	1,303
*	Hain Celestial Group Inc.	81,742	1,296
*	Gentherm Inc.	31,967	1,278
*	Meritor Inc.	72,221	1,221
*	American Axle & Manufacturing Holdings Inc.	108,808	1,208
	Universal Corp.	22,233	1,204

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	MDC Holdings Inc.	42,213	1,187
	Callaway Golf Co.	76,870	1,176
	Medifast Inc.	9,266	1,158
	Tupperware Brands Corp.	35,664	1,126
	La-Z-Boy Inc.	38,861	1,077
	Nutrisystem Inc.	24,294	1,066
	Steelcase Inc. Class A	70,423	1,044
*	Cooper-Standard Holdings Inc.	16,568	1,029
	Cal-Maine Foods Inc.	23,244	983
	Inter Parfums Inc.	14,914	978
*	G-III Apparel Group Ltd.	34,455	961
	Calavo Growers Inc.	13,114	957
	Oxford Industries Inc.	13,325	947
*	Sleep Number Corp.	29,564	938
	Standard Motor Products Inc.	19,111	926
*	Hostess Brands Inc. Class A	83,352	912
*	Cavco Industries Inc.	6,942	905
*	Fitbit Inc. Class A	171,376	852
*	Pilgrim’s Pride Corp.	54,289	842
	Seaboard Corp.	234	828
	Coca-Cola Consolidated Inc.	4,639	823
*	American Woodmark Corp.	14,412	802
*	Glu Mobile Inc.	99,428	802
*	LGI Homes Inc.	17,375	786
	Fresh Del Monte Produce Inc.	26,792	757
*	Garrett Motion Inc.	59,627	736
	Sturm Ruger & Co. Inc.	13,587	723
	Interface Inc. Class A	50,276	716
	National Beverage Corp.	9,474	680
	Andersons Inc.	22,283	666
*	Freshpet Inc.	20,142	648
	Knoll Inc.	39,146	645
*	Stoneridge Inc.	26,066	643
	ACCO Brands Corp.	94,513	641
*	M/I Homes Inc.	30,000	631
	MGP Ingredients Inc.	10,853	619
	Phibro Animal Health Corp. Class A	18,443	593
*	American Outdoor Brands Corp.	44,870	577
*	Fossil Group Inc.	36,331	572
	Spectrum Brands Holdings Inc.	13,434	568
*	Modine Manufacturing Co.	52,363	566
*	Malibu Boats Inc. Class A	16,205	564
	Acushnet Holdings Corp.	26,662	562
	Ethan Allen Interiors Inc.	31,865	561
	Tower International Inc.	22,199	528
	National Presto Industries Inc.	4,507	527
	John B Sanfilippo & Son Inc.	9,258	515
*	Century Communities Inc.	28,638	494
	Winnebago Industries Inc.	20,236	490
	Tootsie Roll Industries Inc.	13,439	449
	Skyline Champion Corp.	29,949	440
*	Nautilus Inc.	39,992	436
	Movado Group Inc.	13,469	426
*	Primo Water Corp.	29,268	410
*	GoPro Inc. Class A	95,300	404
	Coty Inc. Class A	59,168	388
*	Beazer Homes USA Inc.	38,005	360
^	Camping World Holdings Inc. Class A	28,300	325
*	William Lyon Homes Class A	29,750	318
	Limoneira Co.	15,586	305
*	Universal Electronics Inc.	12,005	304
	Hooker Furniture Corp.	10,749	283
*,^	Sonos Inc.	28,750	282
*	MasterCraft Boat Holdings Inc.	14,407	269

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	22nd Century Group Inc.	103,781	258
*	ZAGG Inc.	26,385	258
	Johnson Outdoors Inc. Class A	4,084	240
	Bassett Furniture Industries Inc.	11,429	229
*,^	Revlon Inc. Class A	8,865	223
*	Seneca Foods Corp. Class A	7,706	217
*	Unifi Inc.	9,337	213
*	Hovnanian Enterprises Inc. Class A	307,209	210
*,^	New Age Beverages Corp.	40,314	210
*	Vera Bradley Inc.	23,861	205
*	YETI Holdings Inc.	13,560	201
	Titan International Inc.	42,518	198
*	elf Beauty Inc.	22,195	192
*,^	Arlo Technologies Inc.	18,915	189
	Flexsteel Industries Inc.	7,636	169
*	Akoustis Technologies Inc.	33,365	166
	Turning Point Brands Inc.	5,970	163
	Clarus Corp.	15,687	159
*	Craft Brew Alliance Inc.	10,354	148
	Rocky Brands Inc.	5,680	148
	Weyco Group Inc.	4,970	145
	Superior Group of Cos. Inc.	8,114	143
*	Shiloh Industries Inc.	21,493	125
*	Vista Outdoor Inc.	10,504	119
	Marine Products Corp.	6,600	112
*,^	Vuzix Corp.	22,100	106
*	Funko Inc. Class A	7,951	105
*	Lifevantage Corp.	7,876	104
*	Farmer Brothers Co.	4,375	102
	Culp Inc.	5,176	98
	Oil-Dri Corp. of America	3,637	96
*,^	Castle Brands Inc.	111,100	95
	Strattec Security Corp.	3,262	94
*	Delta Apparel Inc.	5,403	93
*	Central Garden & Pet Co. Class A	2,657	92
*	Lovesac Co.	3,613	83
	Libbey Inc.	21,059	82
*	Nature’s Sunshine Products Inc.	8,998	73
	Alico Inc.	2,477	73
*,^	Eastman Kodak Co.	24,023	61
	Kewaunee Scientific Corp.	1,670	56
	Core Molding Technologies Inc.	7,372	52
	Escalade Inc.	4,382	50
	Lifetime Brands Inc.	4,982	50
*	New Home Co. Inc.	8,879	46
*	Motorcar Parts of America Inc.	2,786	46
*	Lipocine Inc.	35,000	46
*	Celsius Holdings Inc.	12,699	44
	Hamilton Beach Brands Holding Co. Class A	1,846	43
	Acme United Corp.	2,950	42
*	Centric Brands Inc.	12,079	41
*,^	Veru Inc.	28,168	39
*	Reed’s Inc.	17,700	37
*	Sequential Brands Group Inc.	45,268	36
	P&F Industries Inc. Class A	4,389	34
*	Natural Alternatives International Inc.	2,300	23
*	Level Brands Inc.	7,202	22
	Rocky Mountain Chocolate Factory Inc.	2,537	21
*,^	Blink Charging Co.	12,000	21
*	Lakeland Industries Inc.	1,579	17
*	Emerson Radio Corp.	10,353	15
*	Coffee Holding Co. Inc.	4,043	14
*	JAKKS Pacific Inc.	9,283	14
*,^	Orchids Paper Products Co.	13,694	13

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Lifeway Foods Inc.	6,378	12
*	LS Starrett Co. Class A	2,277	12
*	US Auto Parts Network Inc.	12,591	11
*	RiceBran Technologies	3,809	11
*	Dixie Group Inc.	14,447	10
*	Cherokee Inc.	19,095	10
*	Charles & Colvard Ltd.	9,984	9
*	Willamette Valley Vineyards Inc.	1,162	8
	Unique Fabricating Inc.	1,818	8
	Dean Foods Co.	2,009	8
*,§	NewStar Financial Inc. CVR Line	22,870	6
*	Nova Lifestyle Inc.	11,589	5
	Crown Crafts Inc.	880	5
*,§	Corium CVR	24,181	4
*	Zedge Inc. Class B	1,534	4
	Virco Manufacturing Corp.	858	4
*	Pyxus International Inc.	260	3
*	Summer Infant Inc.	2,862	3
*	CTI Industries Corp.	700	2
*	Tandy Leather Factory Inc.	355	2
	Mannatech Inc.	41	1
*	Alpha Pro Tech Ltd.	137	1
			1,728,910
Consumer Services (8.1%)
*	Amazon.com Inc.	361,480	542,932
	Home Depot Inc.	979,363	168,274
	Walt Disney Co.	1,231,609	135,046
	Comcast Corp. Class A	3,947,259	134,404
	McDonald’s Corp.	669,234	118,836
	Walmart Inc.	1,272,161	118,502
*	Netflix Inc.	360,826	96,579
	Costco Wholesale Corp.	380,283	77,467
	CVS Health Corp.	1,127,475	73,872
*	Booking Holdings Inc.	40,365	69,526
	Starbucks Corp.	1,020,603	65,727
	Lowe’s Cos. Inc.	668,568	61,749
	Walgreens Boots Alliance Inc.	702,446	47,998
	TJX Cos. Inc.	1,018,338	45,560
	Twenty-First Century Fox Inc. Class A	838,450	40,346
*	Charter Communications Inc. Class A	140,762	40,113
	Target Corp.	450,959	29,804
	Ross Stores Inc.	322,264	26,812
	Delta Air Lines Inc.	533,535	26,623
	Sysco Corp.	424,578	26,604
	Dollar General Corp.	228,424	24,688
	Yum! Brands Inc.	268,294	24,662
	Marriott International Inc. Class A	223,571	24,271
*	O’Reilly Automotive Inc.	69,102	23,794
	Twenty-First Century Fox Inc.	489,227	23,375
*	eBay Inc.	794,791	22,310
	Southwest Airlines Co.	440,651	20,481
	Kroger Co.	696,419	19,152
	McKesson Corp.	170,908	18,880
*	Dollar Tree Inc.	208,047	18,791
*	AutoZone Inc.	22,301	18,696
	Hilton Worldwide Holdings Inc.	257,283	18,473
	Las Vegas Sands Corp.	342,697	17,837
	Carnival Corp.	345,667	17,041
*	United Continental Holdings Inc.	198,823	16,647
	Royal Caribbean Cruises Ltd.	146,908	14,366
	Omnicom Group Inc.	195,346	14,307
	CBS Corp. Class B	298,494	13,050
*	Ulta Beauty Inc.	50,134	12,275
	American Airlines Group Inc.	373,974	12,008

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Expedia Group Inc.	100,878	11,364
	Darden Restaurants Inc.	107,857	10,771
	Best Buy Co. Inc.	197,891	10,480
*	Chipotle Mexican Grill Inc. Class A	23,745	10,253
	Kohl’s Corp.	152,930	10,145
	AmerisourceBergen Corp. Class A	136,183	10,132
	MGM Resorts International	412,866	10,016
*	Burlington Stores Inc.	59,412	9,665
*	CarMax Inc.	151,145	9,481
	Advance Auto Parts Inc.	59,614	9,387
	Domino’s Pizza Inc.	37,431	9,283
*	Copart Inc.	188,838	9,023
	Tractor Supply Co.	104,730	8,739
*	Norwegian Cruise Line Holdings Ltd.	196,629	8,335
	Tiffany & Co.	100,696	8,107
	Viacom Inc. Class B	315,190	8,100
	Wynn Resorts Ltd.	81,837	8,095
*	Liberty Broadband Corp.	109,458	7,884
	Macy’s Inc.	263,088	7,835
	Nielsen Holdings plc	323,689	7,552
*	Qurate Retail Group Inc. QVC Group Class A	375,684	7,333
	Vail Resorts Inc.	34,367	7,245
	Interpublic Group of Cos. Inc.	329,372	6,795
*	Discovery Communications Inc.	293,775	6,780
	Gap Inc.	261,320	6,732
	Aramark	225,912	6,545
	Alaska Air Group Inc.	106,556	6,484
	FactSet Research Systems Inc.	31,818	6,368
	KAR Auction Services Inc.	126,115	6,018
	Service Corp. International	147,334	5,932
*	Live Nation Entertainment Inc.	117,292	5,777
*,^	Sirius XM Holdings Inc.	992,083	5,665
	Foot Locker Inc.	103,788	5,522
*	Bright Horizons Family Solutions Inc.	49,223	5,486
	L Brands Inc.	210,331	5,399
*	Liberty Media Corp-Liberty SiriusXM Class C	143,901	5,321
	Altice USA Inc. Class A	313,776	5,184
*	GrubHub Inc.	66,443	5,104
	Sabre Corp.	234,943	5,084
*	Liberty Media Corp-Liberty Formula One	163,120	5,008
*	Five Below Inc.	48,013	4,913
	Nordstrom Inc.	104,585	4,875
*	TripAdvisor Inc.	90,334	4,873
*	DISH Network Corp. Class A	191,075	4,771
*	Etsy Inc.	96,385	4,585
	H&R Block Inc.	180,656	4,583
	News Corp. Class A	402,783	4,572
	Dun & Bradstreet Corp.	31,683	4,522
*	JetBlue Airways Corp.	273,869	4,398
*	Madison Square Garden Co. Class A	16,253	4,351
*	ServiceMaster Global Holdings Inc.	117,433	4,315
	Dunkin’ Brands Group Inc.	67,228	4,311
	Rollins Inc.	118,302	4,271
	Wyndham Hotels & Resorts Inc.	92,717	4,207
*	Planet Fitness Inc. Class A	76,534	4,104
*	Grand Canyon Education Inc.	41,814	4,020
	Casey’s General Stores Inc.	30,786	3,945
	Williams-Sonoma Inc.	74,221	3,744
	Six Flags Entertainment Corp.	63,825	3,551
*	Spirit Airlines Inc.	61,252	3,548
*	Discovery Communications Inc. Class A	143,237	3,544
	Texas Roadhouse Inc. Class A	58,312	3,481
	Cinemark Holdings Inc.	96,774	3,465
*	Caesars Entertainment Corp.	509,325	3,458

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Trade Desk Inc. Class A	29,001	3,366
	Cable One Inc.	4,032	3,307
	Tribune Media Co. Class A	69,515	3,155
	Cracker Barrel Old Country Store Inc.	19,638	3,139
	American Eagle Outfitters Inc.	157,989	3,054
	Dolby Laboratories Inc. Class A	49,291	3,048
	Nexstar Media Group Inc. Class A	37,514	2,950
*	Performance Food Group Co.	91,228	2,944
*	Ollie’s Bargain Outlet Holdings Inc.	42,531	2,829
	Wyndham Destinations Inc.	76,517	2,742
	New York Times Co. Class A	122,368	2,728
*	Urban Outfitters Inc.	81,445	2,704
*	Chegg Inc.	91,812	2,609
*	Adtalem Global Education Inc.	55,027	2,604
	Choice Hotels International Inc.	36,299	2,598
	Marriott Vacations Worldwide Corp.	36,633	2,583
*	Liberty Media Corp-Liberty SiriusXM Class A	68,566	2,523
*	Stamps.com Inc.	15,972	2,486
	Wendy’s Co.	155,337	2,425
*	Hilton Grand Vacations Inc.	91,341	2,411
	Extended Stay America Inc.	155,506	2,410
	Aaron’s Inc.	57,307	2,410
*	Sprouts Farmers Market Inc.	102,451	2,409
	World Wrestling Entertainment Inc. Class A	31,684	2,367
*	Yelp Inc. Class A	66,547	2,329
	Graham Holdings Co. Class B	3,470	2,223
	Hyatt Hotels Corp. Class A	32,805	2,218
	Strategic Education Inc.	19,448	2,206
	Churchill Downs Inc.	8,771	2,140
	AMERCO	6,513	2,137
*	AMC Networks Inc. Class A	38,865	2,133
*,^	RH	17,329	2,076
*	LiveRamp Holdings Inc.	53,748	2,076
	TEGNA Inc.	190,233	2,068
	Lions Gate Entertainment Corp. Class A	123,738	1,992
*	Murphy USA Inc.	25,696	1,969
	Dick’s Sporting Goods Inc.	62,515	1,950
	SkyWest Inc.	43,701	1,943
*	Penn National Gaming Inc.	100,056	1,884
*	Belmond Ltd. Class A	71,810	1,797
*	Liberty Expedia Holdings Inc. Class A	45,927	1,796
	John Wiley & Sons Inc. Class A	38,103	1,790
	Meredith Corp.	34,403	1,787
*	AutoNation Inc.	49,237	1,758
	Monro Inc.	25,445	1,749
*	Eldorado Resorts Inc.	47,701	1,727
	Morningstar Inc.	15,706	1,725
*	Sally Beauty Holdings Inc.	100,676	1,717
*	Cargurus Inc.	50,787	1,713
	Sinclair Broadcast Group Inc. Class A	64,360	1,695
	Hillenbrand Inc.	44,463	1,687
	Jack in the Box Inc.	21,446	1,665
*	Pandora Media Inc.	205,710	1,664
*	BJ’s Wholesale Club Holdings Inc.	74,176	1,644
	Signet Jewelers Ltd.	48,626	1,545
	Wingstop Inc.	23,959	1,538
*	frontdoor Inc.	57,043	1,518
	Lithia Motors Inc. Class A	19,860	1,516
*	National Vision Holdings Inc.	53,364	1,503
	Dave & Buster’s Entertainment Inc.	33,523	1,494
*	Groupon Inc. Class A	461,119	1,476
	Cheesecake Factory Inc.	33,587	1,461
	Brinker International Inc.	33,085	1,455
*	Sotheby’s	35,828	1,424

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	DSW Inc. Class A	56,295	1,391
	Boyd Gaming Corp.	66,402	1,380
*	Michaels Cos. Inc.	95,600	1,294
	PriceSmart Inc.	21,394	1,264
*	Cars.com Inc.	58,734	1,263
*	Avis Budget Group Inc.	55,526	1,248
	Bloomin’ Brands Inc.	68,923	1,233
	Penske Automotive Group Inc.	30,484	1,229
	Office Depot Inc.	466,431	1,203
*	MSG Networks Inc.	49,941	1,177
	Children’s Place Inc.	13,000	1,171
*	Laureate Education Inc. Class A	76,056	1,159
	Red Rock Resorts Inc. Class A	56,974	1,157
*	Simply Good Foods Co.	61,118	1,155
*	Floor & Decor Holdings Inc. Class A	43,936	1,138
	Abercrombie & Fitch Co.	56,726	1,137
*	Asbury Automotive Group Inc.	16,972	1,131
*	Shake Shack Inc. Class A	24,844	1,128
	GameStop Corp. Class A	88,118	1,112
	Hawaiian Holdings Inc.	42,067	1,111
	Allegiant Travel Co. Class A	10,893	1,092
*	Shutterfly Inc.	26,971	1,086
*	ANGI Homeservices Inc. Class A	66,417	1,067
	Matthews International Corp. Class A	26,049	1,058
*	Gray Television Inc.	69,761	1,028
	Big Lots Inc.	35,349	1,022
*,^	Carvana Co. Class A	30,710	1,005
	Guess? Inc.	47,572	988
*	SeaWorld Entertainment Inc.	44,300	979
*	Houghton Mifflin Harcourt Co.	110,200	976
*	Liberty TripAdvisor Holdings Inc. Class A	61,096	971
	Dine Brands Global Inc.	13,973	941
	Caleres Inc.	32,428	902
	Marcus Corp.	22,602	893
*	Weight Watchers International Inc.	22,900	883
	Group 1 Automotive Inc.	16,423	866
	Core-Mark Holding Co. Inc.	37,224	865
	International Speedway Corp. Class A	19,659	862
*	K12 Inc.	33,606	833
	BJ’s Restaurants Inc.	16,375	828
	Viad Corp.	16,495	826
	Gannett Co. Inc.	96,367	822
*	Denny’s Corp.	50,626	821
	EW Scripps Co. Class A	51,679	813
*	Liberty Media Corp-Liberty Formula One Class A	27,334	812
*	comScore Inc.	56,164	810
*	Scientific Games Corp.	44,940	804
	Scholastic Corp.	19,563	788
*	Liberty Media Corp-Liberty Braves	30,622	762
*,^	Rite Aid Corp.	1,071,217	759
	Papa John’s International Inc.	18,976	755
*,^	Trupanion Inc.	28,200	718
*	Quotient Technology Inc.	66,033	705
*	Genesco Inc.	15,784	699
	Entercom Communications Corp. Class A	117,132	669
*	At Home Group Inc.	35,459	662
*	United Natural Foods Inc.	61,152	648
*	Hertz Global Holdings Inc.	47,327	646
*	Rent-A-Center Inc.	39,731	643
*,^	Stitch Fix Inc. Class A	36,125	617
	Dillard’s Inc. Class A	10,142	612
	Weis Markets Inc.	12,686	606
*	Career Education Corp.	52,393	598
*	Chefs’ Warehouse Inc.	18,575	594

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	TrueCar Inc.	64,800	587
	New Media Investment Group Inc.	48,832	565
*	Providence Service Corp.	9,391	564
	Tailored Brands Inc.	41,210	562
	AMC Entertainment Holdings Inc. Class A	44,422	546
*	Herc Holdings Inc.	20,894	543
*	QuinStreet Inc.	32,916	534
*,^	Upwork Inc.	28,517	516
	Ruth’s Hospitality Group Inc.	22,450	510
*	SP Plus Corp.	17,196	508
^	Buckle Inc.	25,065	485
*	Party City Holdco Inc.	46,614	465
	SpartanNash Co.	26,320	452
*	Regis Corp.	26,637	452
	News Corp. Class B	38,791	448
*	Care.com Inc.	22,081	426
	Barnes & Noble Inc.	59,550	422
*	Diplomat Pharmacy Inc.	31,100	419
*	PlayAGS Inc.	18,158	418
	National CineMedia Inc.	64,395	417
*	MarineMax Inc.	21,608	396
	PetMed Express Inc.	16,301	379
*	Boot Barn Holdings Inc.	22,126	377
*	America’s Car-Mart Inc.	5,014	363
*	Ascena Retail Group Inc.	144,560	363
*,^	Overstock.com Inc.	26,546	361
	Shoe Carnival Inc.	10,511	352
	Ingles Markets Inc. Class A	12,635	344
*	Del Frisco’s Restaurant Group Inc.	47,473	339
*	Monarch Casino & Resort Inc.	8,896	339
	Lions Gate Entertainment Corp. Class B	21,710	323
	Winmark Corp.	2,000	318
	Haverty Furniture Cos. Inc.	16,260	305
*	Zumiez Inc.	15,828	303
*	Conn’s Inc.	16,069	303
	Chico’s FAS Inc.	53,726	302
*	Express Inc.	58,481	299
*	Roku Inc.	9,589	294
	Emerald Expositions Events Inc.	23,779	293
*	Del Taco Restaurants Inc.	28,900	289
*	Carrols Restaurant Group Inc.	28,976	285
	Sonic Automotive Inc. Class A	20,459	282
*	Golden Entertainment Inc.	17,478	280
*	American Public Education Inc.	9,500	270
	Cato Corp. Class A	18,752	268
*,^	JC Penney Co. Inc.	254,550	265
*	Lindblad Expeditions Holdings Inc.	19,500	262
	Bed Bath & Beyond Inc.	23,175	262
*	Fiesta Restaurant Group Inc.	16,626	258
*	Chuy’s Holdings Inc.	14,327	254
*	Lumber Liquidators Holdings Inc.	26,693	254
*	Red Robin Gourmet Burgers Inc.	9,471	253
*	El Pollo Loco Holdings Inc.	16,500	250
*	Liberty Broadband Corp. Class A	3,378	243
*	MDC Partners Inc. Class A	88,517	231
*	Duluth Holdings Inc.	9,034	228
*	Titan Machinery Inc.	17,300	228
*	1-800-Flowers.com Inc. Class A	17,655	216
	Citi Trends Inc.	10,398	212
*	Habit Restaurants Inc. Class A	19,900	209
*	Clean Energy Fuels Corp.	121,000	208
*	Bojangles’ Inc.	12,840	206
*	Century Casinos Inc.	27,647	204
*	Liberty Media Corp-Liberty Braves	8,126	203

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Tile Shop Holdings Inc.	36,050	198
	Village Super Market Inc. Class A	7,310	195
*	Drive Shack Inc.	49,233	193
*	Fluent Inc.	53,300	192
	Nathan’s Famous Inc.	2,849	189
*	Biglari Holdings Inc. Class B	1,614	183
	RCI Hospitality Holdings Inc.	8,025	179
*	Tribune Publishing Co.	15,513	176
*	Rubicon Project Inc.	46,931	175
*	Boston Omaha Corp. Class A	7,398	173
*	Daily Journal Corp.	728	170
*	TechTarget Inc.	13,742	168
*	Bridgepoint Education Inc. Class A	22,349	157
*	Sportsman’s Warehouse Holdings Inc.	35,589	156
*	Liquidity Services Inc.	24,700	152
	Natural Health Trends Corp.	8,159	151
*	Avid Technology Inc.	31,500	150
	Saga Communications Inc. Class A	4,501	150
*	Natural Grocers by Vitamin Cottage Inc.	9,325	143
	Clear Channel Outdoor Holdings Inc. Class A	27,200	141
*	Hibbett Sports Inc.	9,319	133
*	PCM Inc.	7,419	131
*	Lands’ End Inc.	9,121	130
*	Noodles & Co. Class A	18,524	130
*	Reading International Inc. Class A	8,756	127
	Carriage Services Inc. Class A	7,702	119
*	Red Lion Hotels Corp.	13,908	114
*	Smart & Final Stores Inc.	23,727	112
*	Kirkland’s Inc.	11,129	106
*	Barnes & Noble Education Inc.	25,738	103
*	J Alexander’s Holdings Inc.	12,398	102
*	Gaia Inc. Class A	9,751	101
	A-Mark Precious Metals Inc.	7,825	92
*	Town Sports International Holdings Inc.	14,317	92
*	Tuesday Morning Corp.	51,511	88
*	Vitamin Shoppe Inc.	18,110	86
*	Container Store Group Inc.	17,200	82
*	RTW RetailWinds Inc.	27,708	78
	CBS Corp. Class A	1,703	75
*	Digital Turbine Inc.	39,765	73
*	J. Jill Inc.	12,700	68
*	Leaf Group Ltd.	9,780	67
	Collectors Universe Inc.	5,845	66
*	Global Eagle Entertainment Inc.	29,671	66
*	Fred’s Inc. Class A	34,300	65
	AH Belo Corp. Class A	16,602	56
	CSS Industries Inc.	6,195	56
*	Biglari Holdings Inc.	93	55
*	Destination XL Group Inc.	25,021	54
*	Profire Energy Inc.	34,738	50
	Marchex Inc. Class B	18,900	50
*	Mesa Air Group Inc.	6,154	47
*	Urban One Inc.	29,275	47
*	Travelzoo	4,034	40
*,§	A Schulman Inc. CVR	20,412	39
	Townsquare Media Inc. Class A	9,400	38
*	Hemisphere Media Group Inc. Class A	3,119	38
	Tilly’s Inc. Class A	3,100	34
*	RealNetworks Inc.	14,015	32
*	TheStreet Inc.	15,936	32
*	Youngevity International Inc.	5,200	30
	Speedway Motorsports Inc.	1,821	30
	Educational Development Corp.	3,422	29
*,^	HF Foods Group Inc.	2,116	28

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Pier 1 Imports Inc.	85,481	26
	Ark Restaurants Corp.	1,339	25
*	Remark Holdings Inc.	18,786	23
*,^	Stein Mart Inc.	19,607	21
*	Interpace Diagnostics Group Inc.	25,654	21
	Beasley Broadcast Group Inc. Class A	5,395	20
*	McClatchy Co. Class A	2,533	19
*	Full House Resorts Inc.	9,312	19
	Stage Stores Inc.	23,471	17
	Entravision Communications Corp. Class A	5,581	16
*,^	Net Element Inc.	2,760	16
*,^	Social Reality Inc.	7,581	15
	Big 5 Sporting Goods Corp.	5,900	15
*	EVINE Live Inc.	37,169	15
*,^	Blue Apron Holdings Inc. Class A	13,780	14
*	Insignia Systems Inc.	8,400	13
*	Luby’s Inc.	10,342	12
*,^	LiveXLive Media Inc.	2,482	12
*	HyreCar Inc.	4,850	12
*	Lee Enterprises Inc.	5,325	11
*	ONE Group Hospitality Inc.	3,617	11
*	Sears Hometown and Outlet Stores Inc.	5,130	11
*	Diversified Restaurant Holdings Inc.	11,200	11
*	AutoWeb Inc.	3,487	11
*	Nevada Gold & Casinos Inc.	3,990	10
*	Purple Innovation Inc.	1,400	8
	Peak Resorts Inc.	1,596	7
*	Papa Murphy’s Holdings Inc.	1,508	7
	FAT Brands Inc.	1,482	7
*	Famous Dave’s of America Inc.	1,427	7
*	Christopher & Banks Corp.	14,068	7
*	Build-A-Bear Workshop Inc.	1,346	5
*	Dover Downs Gaming & Entertainment Inc.	1,845	5
*	Ifresh Inc.	5,703	5
*	Kona Grill Inc.	4,638	5
*	Ascent Capital Group Inc. Class A	11,401	4
*	Good Times Restaurants Inc.	1,700	4
*	Valeritas Holdings Inc.	13,050	4
*	EverQuote Inc. Class A	967	4
	Salem Media Group Inc. Class A	1,644	3
*	Genius Brands International Inc.	1,500	3
*	Destination Maternity Corp.	900	3
*	Live Ventures Inc.	377	3
*	Inspired Entertainment Inc.	510	2
	Chicken Soup For The Soul Entertainment Inc.	300	2
*	Eastside Distilling Inc.	334	2
*	FTD Cos. Inc.	1,300	2
*	Emmis Communications Corp. Class A	583	2
*	Rave Restaurant Group Inc.	2,111	2
*	SPAR Group Inc.	1,993	1
	Harte-Hanks Inc.	406	1
*	BioHiTech Global Inc.	497	1
*	YogaWorks Inc.	1,145	1
*	Urban One Inc. Class A	203	—
	Gaming Partners International Corp.	32	—
	Dover Motorsports Inc.	88	—
*	National American University Holdings Inc.	600	—
*,§	Adolor Corp. Rights Exp. 07/01/2019	34,581	—
			2,954,515
Financials (11.6%)
*	Berkshire Hathaway Inc. Class B	1,572,445	321,062
	JPMorgan Chase & Co.	2,883,555	281,493
	Visa Inc. Class A	1,533,926	202,386
	Bank of America Corp.	7,695,730	189,623

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Wells Fargo & Co.	3,681,842	169,659
	Mastercard Inc. Class A	798,559	150,648
	Citigroup Inc.	2,122,921	110,519
	American Tower Corp.	380,974	60,266
	CME Group Inc.	309,248	58,176
	US Bancorp	1,241,637	56,743
	American Express Co.	592,462	56,473
	Chubb Ltd.	379,379	49,008
	Goldman Sachs Group Inc.	292,401	48,846
	Simon Property Group Inc.	267,541	44,944
	Morgan Stanley	1,131,869	44,879
	Charles Schwab Corp.	1,068,828	44,388
	PNC Financial Services Group Inc.	361,118	42,218
	Crown Castle International Corp.	359,959	39,102
	BlackRock Inc.	96,082	37,743
	S&P Global Inc.	217,911	37,032
	Intercontinental Exchange Inc.	491,440	37,020
	Bank of New York Mellon Corp.	776,733	36,561
	Marsh & McLennan Cos. Inc.	435,354	34,719
	Prologis Inc.	545,327	32,022
	Capital One Financial Corp.	411,577	31,111
	Progressive Corp.	505,587	30,502
	American International Group Inc.	770,693	30,373
	Aon plc	208,115	30,252
	Aflac Inc.	658,600	30,006
	Prudential Financial Inc.	363,700	29,660
	BB&T Corp.	665,941	28,849
	Travelers Cos. Inc.	230,177	27,564
	MetLife Inc.	650,561	26,712
	Public Storage	129,728	26,258
	Allstate Corp.	299,909	24,781
	Equinix Inc.	70,148	24,731
*	Berkshire Hathaway Inc. Class A	79	24,174
	Welltower Inc.	326,559	22,666
	Equity Residential	315,757	20,843
	AvalonBay Communities Inc.	118,012	20,540
	State Street Corp.	316,969	19,991
	Moody’s Corp.	142,374	19,938
	SunTrust Banks Inc.	393,147	19,830
	Digital Realty Trust Inc.	178,448	19,014
	T. Rowe Price Group Inc.	199,867	18,452
	Ventas Inc.	311,752	18,266
	Discover Financial Services	294,117	17,347
	Realty Income Corp.	251,910	15,880
*	SBA Communications Corp. Class A	97,694	15,816
	M&T Bank Corp.	109,763	15,710
	Northern Trust Corp.	184,298	15,405
	Boston Properties Inc.	132,881	14,956
*	IHS Markit Ltd.	301,960	14,485
	Weyerhaeuser Co.	662,334	14,479
	Hartford Financial Services Group Inc.	317,134	14,097
	Essex Property Trust Inc.	57,410	14,078
	Fifth Third Bancorp	590,984	13,906
	Synchrony Financial	589,170	13,822
	KeyCorp	928,400	13,722
	Ameriprise Financial Inc.	128,644	13,427
	Regions Financial Corp.	945,850	12,655
*	First Republic Bank	143,680	12,486
	TD Ameritrade Holding Corp.	252,091	12,342
	Citizens Financial Group Inc.	414,511	12,323
*	Markel Corp.	11,396	11,830
*	CBRE Group Inc. Class A	294,164	11,778
	Arthur J Gallagher & Co.	154,140	11,360
	HCP Inc.	406,075	11,342

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Huntington Bancshares Inc.	931,877	11,108
	Annaly Capital Management Inc.	1,129,838	11,095
	Principal Financial Group Inc.	250,867	11,081
	MSCI Inc. Class A	73,561	10,845
	Alexandria Real Estate Equities Inc.	92,932	10,709
	Host Hotels & Resorts Inc.	635,578	10,595
	Cincinnati Financial Corp.	130,154	10,077
	Comerica Inc.	145,261	9,978
	E*TRADE Financial Corp.	227,236	9,971
	Loews Corp.	215,275	9,799
	Equifax Inc.	103,355	9,625
	Lincoln National Corp.	186,246	9,556
	Vornado Realty Trust	152,201	9,441
	Cboe Global Markets Inc.	96,341	9,425
	Mid-America Apartment Communities Inc.	97,032	9,286
	Extra Space Storage Inc.	101,996	9,229
	UDR Inc.	231,065	9,155
	WP Carey Inc.	138,244	9,033
*	SVB Financial Group	46,361	8,805
*	Arch Capital Group Ltd.	326,244	8,717
	KKR & Co. Inc. Class A	433,155	8,503
	Ally Financial Inc.	373,891	8,472
	Iron Mountain Inc.	259,480	8,410
	Regency Centers Corp.	142,409	8,357
	Raymond James Financial Inc.	111,843	8,322
	Nasdaq Inc.	99,056	8,080
	Duke Realty Corp.	303,703	7,866
	Everest Re Group Ltd.	35,884	7,814
	Franklin Resources Inc.	263,334	7,811
	Reinsurance Group of America Inc. Class A	54,880	7,696
	AGNC Investment Corp.	438,530	7,692
	Federal Realty Investment Trust	64,652	7,632
	Alleghany Corp.	11,820	7,368
	Fidelity National Financial Inc.	228,922	7,197
	National Retail Properties Inc.	147,795	7,170
	Zions Bancorp NA	171,932	7,005
	Camden Property Trust	79,521	7,002
	Sun Communities Inc.	67,769	6,893
	VEREIT Inc.	933,322	6,673
	Western Union Co.	388,987	6,636
	MarketAxess Holdings Inc.	30,935	6,537
	Torchmark Corp.	87,655	6,533
	Equity LifeStyle Properties Inc.	65,543	6,366
	Unum Group	210,146	6,174
	Kilroy Realty Corp.	94,323	5,931
	Medical Properties Trust Inc.	368,559	5,926
	Voya Financial Inc.	146,559	5,883
	Omega Healthcare Investors Inc.	164,133	5,769
	SEI Investments Co.	124,521	5,753
	VICI Properties Inc.	305,595	5,739
*	Athene Holding Ltd. Class A	140,931	5,613
	SL Green Realty Corp.	70,866	5,604
	Apartment Investment & Management Co.	127,322	5,587
	Gaming and Leisure Properties Inc.	172,445	5,572
	East West Bancorp Inc.	125,850	5,478
	Jones Lang LaSalle Inc.	43,198	5,469
*	Black Knight Inc.	120,109	5,412
	Brown & Brown Inc.	195,962	5,401
	WR Berkley Corp.	72,781	5,379
	Macerich Co.	123,392	5,340
	Liberty Property Trust	127,278	5,330
	Kimco Realty Corp.	359,752	5,270
	American Financial Group Inc.	56,677	5,131
	Old Republic International Corp.	248,844	5,119

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Invitation Homes Inc.	251,492	5,050
	EPR Properties	78,567	5,031
	Lazard Ltd. Class A	133,628	4,932
	Lamar Advertising Co. Class A	71,092	4,918
	Healthcare Trust of America Inc. Class A	190,555	4,823
	Signature Bank	46,684	4,800
	Affiliated Managers Group Inc.	49,139	4,788
	RenaissanceRe Holdings Ltd.	35,773	4,783
	CyrusOne Inc.	90,102	4,765
	American Campus Communities Inc.	113,129	4,682
	People’s United Financial Inc.	317,269	4,578
	CubeSmart	158,813	4,556
	First American Financial Corp.	101,626	4,537
	American Homes 4 Rent Class A	224,854	4,463
	Commerce Bancshares Inc.	79,037	4,455
	LPL Financial Holdings Inc.	72,693	4,440
	Douglas Emmett Inc.	128,923	4,400
	Park Hotels & Resorts Inc.	168,649	4,382
	New York Community Bancorp Inc.	460,580	4,334
	Hanover Insurance Group Inc.	36,689	4,284
	STORE Capital Corp.	150,791	4,269
	New Residential Investment Corp.	297,009	4,221
*	Credit Acceptance Corp.	11,008	4,202
	First Horizon National Corp.	316,208	4,161
	Assurant Inc.	46,456	4,155
	Brixmor Property Group Inc.	282,567	4,151
	Cullen/Frost Bankers Inc.	46,594	4,097
	Highwoods Properties Inc.	104,312	4,036
	Starwood Property Trust Inc.	204,744	4,036
	Webster Financial Corp.	80,573	3,971
	Popular Inc.	82,834	3,911
	First Industrial Realty Trust Inc.	135,490	3,910
	Wintrust Financial Corp.	58,660	3,900
	Primerica Inc.	39,629	3,872
	Rayonier Inc.	138,228	3,828
	CVB Financial Corp.	189,021	3,824
	Rexford Industrial Realty Inc.	128,307	3,781
*	Green Dot Corp. Class A	46,996	3,737
	Hudson Pacific Properties Inc.	126,198	3,667
	Life Storage Inc.	39,181	3,643
	Axis Capital Holdings Ltd.	69,470	3,587
	Umpqua Holdings Corp.	224,922	3,576
*	MGIC Investment Corp.	336,938	3,524
	Interactive Brokers Group Inc.	64,327	3,515
	CIT Group Inc.	91,252	3,492
*	GCI Liberty Inc. Class A	84,746	3,488
	PacWest Bancorp	103,844	3,456
	Sterling Bancorp	208,972	3,450
	Prosperity Bancshares Inc.	54,731	3,410
*	Brighthouse Financial Inc.	111,567	3,401
	Synovus Financial Corp.	104,631	3,347
	JBG SMITH Properties	96,048	3,343
*	Western Alliance Bancorp	84,464	3,335
	Pinnacle Financial Partners Inc.	72,298	3,333
	FNB Corp.	334,167	3,288
	Assured Guaranty Ltd.	85,243	3,263
	Home BancShares Inc.	198,602	3,245
	Pebblebrook Hotel Trust	113,324	3,208
	Glacier Bancorp Inc.	80,876	3,204
	Radian Group Inc.	195,832	3,204
	Eaton Vance Corp.	90,596	3,187
	Janus Henderson Group plc	152,015	3,150
	Kemper Corp.	46,919	3,114
*	Howard Hughes Corp.	31,812	3,106

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	RLJ Lodging Trust	189,052	3,100
	Stifel Financial Corp.	74,616	3,091
	Selective Insurance Group Inc.	50,604	3,084
	IBERIABANK Corp.	47,952	3,082
	Healthcare Realty Trust Inc.	108,016	3,072
	Hospitality Properties Trust	127,999	3,057
	Cousins Properties Inc.	386,564	3,054
	International Bancshares Corp.	87,768	3,019
	Empire State Realty Trust Inc.	209,583	2,982
*	Texas Capital Bancshares Inc.	58,316	2,979
	AXA Equitable Holdings Inc.	178,528	2,969
	First Financial Bankshares Inc.	51,047	2,945
*	SLM Corp.	354,028	2,942
	Hancock Whitney Corp.	84,814	2,939
	Cathay General Bancorp	85,816	2,877
	National Health Investors Inc.	38,028	2,873
	Chimera Investment Corp.	159,928	2,850
	Blackstone Mortgage Trust Inc. Class A	88,052	2,805
	Associated Banc-Corp	141,336	2,797
	TCF Financial Corp.	141,470	2,757
	CoreSite Realty Corp.	31,549	2,752
	United Bankshares Inc.	88,338	2,748
	Evercore Inc. Class A	38,368	2,746
	Erie Indemnity Co. Class A	20,424	2,723
	BankUnited Inc.	89,680	2,685
	Two Harbors Investment Corp.	207,744	2,667
*	Zillow Group Inc.	83,417	2,634
*	Essent Group Ltd.	76,662	2,620
	MB Financial Inc.	66,096	2,619
	Physicians Realty Trust	161,200	2,584
	Legg Mason Inc.	101,116	2,579
	Equity Commonwealth	85,949	2,579
	Ryman Hospitality Properties Inc.	38,536	2,570
	Community Bank System Inc.	44,043	2,568
	MFA Financial Inc.	382,566	2,556
	Apple Hospitality REIT Inc.	179,174	2,555
	Weingarten Realty Investors	101,646	2,522
	Spirit Realty Capital Inc.	71,125	2,507
	FirstCash Inc.	34,072	2,465
	Sabra Health Care REIT Inc.	149,470	2,463
	CNO Financial Group Inc.	162,367	2,416
	Senior Housing Properties Trust	205,897	2,413
	BancorpSouth Bank	92,300	2,413
	Sunstone Hotel Investors Inc.	183,968	2,393
	EastGroup Properties Inc.	25,986	2,384
*	Zillow Group Inc. Class A	75,101	2,360
	Valley National Bancorp	264,233	2,346
	Uniti Group Inc.	150,499	2,343
	Bank of Hawaii Corp.	34,706	2,336
	Fulton Financial Corp.	150,806	2,334
	RLI Corp.	33,707	2,325
	Taubman Centers Inc.	50,896	2,315
	UMB Financial Corp.	36,808	2,244
	GEO Group Inc.	112,806	2,222
	Brookfield Property REIT Inc. Class A	137,921	2,221
	Columbia Banking System Inc.	61,035	2,215
	First Midwest Bancorp Inc.	111,656	2,212
	Investors Bancorp Inc.	209,346	2,177
	Chemical Financial Corp.	58,861	2,155
	Paramount Group Inc.	171,162	2,150
	CenterState Bank Corp.	100,400	2,112
	Retail Opportunity Investments Corp.	132,512	2,104
*	OneMain Holdings Inc.	86,372	2,098
	STAG Industrial Inc.	83,670	2,082

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Outfront Media Inc.	114,705	2,078
	Aspen Insurance Holdings Ltd.	49,428	2,075
	Corporate Office Properties Trust	98,177	2,065
	White Mountains Insurance Group Ltd.	2,396	2,055
	Federated Investors Inc. Class B	77,041	2,045
	CoreCivic Inc.	113,682	2,027
	Washington Federal Inc.	75,302	2,011
*	Genworth Financial Inc. Class A	428,231	1,996
	Retail Properties of America Inc.	183,196	1,988
	Navient Corp.	225,595	1,988
	Hope Bancorp Inc.	167,445	1,986
	First Hawaiian Inc.	87,707	1,974
	Old National Bancorp	128,032	1,972
	PS Business Parks Inc.	15,047	1,971
	American Equity Investment Life Holding Co.	70,216	1,962
	LegacyTexas Financial Group Inc.	61,096	1,961
	Americold Realty Trust	76,642	1,957
	Tanger Factory Outlet Centers Inc.	96,355	1,948
	Colony Capital Inc.	410,553	1,921
	WesBanco Inc.	52,324	1,920
*	Cushman & Wakefield plc	131,974	1,910
	Kennedy-Wilson Holdings Inc.	104,426	1,897
	Brandywine Realty Trust	147,157	1,894
	ProAssurance Corp.	46,694	1,894
	Piedmont Office Realty Trust Inc. Class A	109,761	1,870
	First Citizens BancShares Inc. Class A	4,939	1,862
	Columbia Property Trust Inc.	95,401	1,846
	Trustmark Corp.	63,453	1,804
	SITE Centers Corp.	162,792	1,802
	South State Corp.	29,992	1,798
	First Financial Bancorp	74,841	1,775
	ServisFirst Bancshares Inc.	55,659	1,774
	Easterly Government Properties Inc.	112,383	1,762
	Argo Group International Holdings Ltd.	26,064	1,753
	PotlatchDeltic Corp.	55,367	1,752
	Independent Bank Group Inc.	37,639	1,723
	Simmons First National Corp. Class A	69,652	1,681
	BOK Financial Corp.	22,889	1,678
	Realogy Holdings Corp.	113,800	1,671
	American Assets Trust Inc.	41,575	1,670
	Apollo Commercial Real Estate Finance Inc.	97,751	1,629
	Invesco Mortgage Capital Inc.	111,563	1,615
	BGC Partners Inc. Class A	311,298	1,609
	Virtu Financial Inc. Class A	62,313	1,605
	Independent Bank Corp.	22,731	1,598
	QTS Realty Trust Inc. Class A	43,127	1,598
	Lexington Realty Trust	193,931	1,592
	Santander Consumer USA Holdings Inc.	89,407	1,573
*	Enstar Group Ltd.	9,333	1,564
	Acadia Realty Trust	65,017	1,545
	Mack-Cali Realty Corp.	78,355	1,535
	Xenia Hotels & Resorts Inc.	89,169	1,534
	Washington REIT	65,679	1,511
	Great Western Bancorp Inc.	48,312	1,510
	First BanCorp	175,288	1,507
	Capitol Federal Financial Inc.	115,870	1,480
	DiamondRock Hospitality Co.	162,315	1,474
	Banner Corp.	27,094	1,449
	Union Bankshares Corp.	50,944	1,438
	NBT Bancorp Inc.	41,565	1,438
	Urban Edge Properties	86,482	1,437
	LTC Properties Inc.	34,329	1,431
*,^	LendingTree Inc.	6,515	1,431
	Terreno Realty Corp.	40,603	1,428

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Ares Management Corp.	80,293	1,428
	Agree Realty Corp.	23,856	1,410
	Four Corners Property Trust Inc.	53,518	1,402
	Navigators Group Inc.	20,114	1,398
	Kite Realty Group Trust	96,384	1,358
	Renasant Corp.	44,782	1,352
	Berkshire Hills Bancorp Inc.	49,899	1,346
	Ameris Bancorp	42,228	1,337
*	Pacific Premier Bancorp Inc.	52,343	1,336
*	Eagle Bancorp Inc.	27,257	1,328
	Northwest Bancshares Inc.	77,735	1,317
	United Community Banks Inc.	61,180	1,313
	First Merchants Corp.	38,191	1,309
	Houlihan Lokey Inc. Class A	35,533	1,308
	Moelis & Co. Class A	37,450	1,288
	Mercury General Corp.	24,287	1,256
	CareTrust REIT Inc.	67,650	1,249
	Towne Bank	51,751	1,239
	National General Holdings Corp.	50,127	1,214
	RPT Realty	101,266	1,210
	Colony Credit Real Estate Inc.	76,419	1,207
	National Storage Affiliates Trust	45,463	1,203
	Cadence BanCorp Class A	71,400	1,198
	Horace Mann Educators Corp.	31,970	1,197
	Ladder Capital Corp. Class A	76,092	1,177
	Westamerica Bancorporation	21,007	1,170
	Waddell & Reed Financial Inc. Class A	64,635	1,169
	Heartland Financial USA Inc.	26,578	1,168
	Provident Financial Services Inc.	48,366	1,167
	Bank OZK	50,365	1,150
*	Axos Financial Inc.	45,416	1,144
	Chesapeake Lodging Trust	46,833	1,140
	Clearway Energy Inc.	65,868	1,136
	Global Net Lease Inc.	64,298	1,133
^	Industrial Logistics Properties Trust	56,553	1,112
	Hilltop Holdings Inc.	62,227	1,110
*	Alexander & Baldwin Inc.	60,166	1,106
*	PennyMac Financial Services Inc.	51,707	1,099
	Walker & Dunlop Inc.	25,093	1,085
	Employers Holdings Inc.	25,631	1,076
	Lakeland Financial Corp.	26,224	1,053
	Redwood Trust Inc.	69,204	1,043
	Kearny Financial Corp.	80,840	1,036
	HFF Inc. Class A	31,095	1,031
*	FCB Financial Holdings Inc. Class A	30,483	1,024
^	American Finance Trust Inc.	76,608	1,020
	Franklin Street Properties Corp.	159,937	996
	S&T Bancorp Inc.	26,318	996
	United Fire Group Inc.	17,850	990
	OceanFirst Financial Corp.	43,635	982
	WSFS Financial Corp.	25,896	982
	Summit Hotel Properties Inc.	98,922	963
	Newmark Group Inc. Class A	119,934	962
	Artisan Partners Asset Management Inc. Class A	43,032	951
	ARMOUR Residential REIT Inc.	45,899	941
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	48,808	930
	First Commonwealth Financial Corp.	76,642	926
*	Seacoast Banking Corp. of Florida	35,345	920
*,^	Redfin Corp.	63,832	919
*	NMI Holdings Inc. Class A	51,384	917
	Park National Corp.	10,740	912
	Universal Insurance Holdings Inc.	23,956	908
	First Interstate BancSystem Inc. Class A	24,703	903
	American National Insurance Co.	7,090	902

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Cannae Holdings Inc.	52,566	900
	Southside Bancshares Inc.	28,252	897
	Tompkins Financial Corp.	11,923	894
	Hanmi Financial Corp.	45,285	892
	AMERISAFE Inc.	15,736	892
	Safety Insurance Group Inc.	10,813	885
	PennyMac Mortgage Investment Trust	47,448	883
	Chatham Lodging Trust	49,952	883
	Beneficial Bancorp Inc.	61,493	879
	City Holding Co.	12,978	877
*	LendingClub Corp.	332,830	875
	Sandy Spring Bancorp Inc.	27,761	870
	First Busey Corp.	35,258	865
*	PRA Group Inc.	35,240	859
	TFS Financial Corp.	52,620	849
^	Seritage Growth Properties Class A	26,117	844
	James River Group Holdings Ltd.	22,958	839
	Monmouth Real Estate Investment Corp.	67,467	837
	Invesco Ltd.	49,802	834
	Brookline Bancorp Inc.	59,390	821
	Kinsale Capital Group Inc.	14,747	819
	Heritage Financial Corp.	27,216	809
	Preferred Bank	18,376	797
	Piper Jaffray Cos.	12,060	794
	CorePoint Lodging Inc.	64,100	785
	Getty Realty Corp.	26,617	783
	Amalgamated Bank Class A	39,700	774
	Tier REIT Inc.	36,875	761
	Boston Private Financial Holdings Inc.	70,152	742
	Stewart Information Services Corp.	17,868	740
*	FGL Holdings	110,900	739
	TPG RE Finance Trust Inc.	39,889	729
*	World Acceptance Corp.	7,030	719
	United Financial Bancorp Inc.	48,893	719
	New York Mortgage Trust Inc.	121,258	714
	Investment Technology Group Inc.	23,296	704
	First Bancorp	21,426	700
	TriCo Bancshares	20,706	700
*	Mr Cooper Group Inc.	59,615	696
	Independence Realty Trust Inc.	74,627	685
	Oritani Financial Corp.	46,319	683
*	MBIA Inc.	75,067	670
*	Ambac Financial Group Inc.	38,309	660
	BancFirst Corp.	13,174	657
	National Western Life Group Inc. Class A	2,174	654
	Universal Health Realty Income Trust	10,637	653
	State Bank Financial Corp.	30,125	650
	InfraREIT Inc.	30,701	645
	Origin Bancorp Inc.	18,822	641
*	Third Point Reinsurance Ltd.	66,321	639
	Granite Point Mortgage Trust Inc.	35,114	633
*	Allegiance Bancshares Inc.	19,382	627
	National Bank Holdings Corp. Class A	20,083	620
*	Encore Capital Group Inc.	26,249	617
*	Flagstar Bancorp Inc.	23,300	615
	OFG Bancorp	37,200	612
	Cohen & Steers Inc.	17,780	610
	Nelnet Inc. Class A	11,518	603
	Central Pacific Financial Corp.	24,733	602
	Meta Financial Group Inc.	30,983	601
*	eHealth Inc.	15,200	584
^	Office Properties Income Trust	84,892	583
	Select Income REIT	79,017	582
	TrustCo Bank Corp. NY	84,107	577

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	PJT Partners Inc.	14,651	568
*	Triumph Bancorp Inc.	18,900	561
	Dime Community Bancshares Inc.	32,835	558
	Enterprise Financial Services Corp.	14,618	550
*	Willscot Corp. Class A	58,379	550
	Lakeland Bancorp Inc.	37,132	550
	Preferred Apartment Communities Inc. Class A	39,085	550
	Meridian Bancorp Inc.	37,888	543
	Hersha Hospitality Trust Class A	30,893	542
	Flushing Financial Corp.	25,064	540
*	Columbia Financial Inc.	35,100	537
	Stock Yards Bancorp Inc.	16,140	529
	Capstead Mortgage Corp.	79,357	529
	NexPoint Residential Trust Inc.	15,066	528
	New Senior Investment Group Inc.	127,472	525
	Investors Real Estate Trust	10,690	525
	FBL Financial Group Inc. Class A	7,850	515
	Armada Hoffler Properties Inc.	36,639	515
	Northfield Bancorp Inc.	37,917	514
	Bryn Mawr Bank Corp.	14,925	513
*	Customers Bancorp Inc.	28,101	511
	Washington Trust Bancorp Inc.	10,760	511
	Fidelity Southern Corp.	19,619	510
	Banc of California Inc.	38,245	509
	Anworth Mortgage Asset Corp.	124,566	503
	AG Mortgage Investment Trust Inc.	31,443	501
	Cedar Realty Trust Inc.	158,924	499
	Hamilton Lane Inc. Class A	13,440	497
*	HomeStreet Inc.	23,413	497
	Univest Financial Corp.	22,824	492
	RE/MAX Holdings Inc. Class A	15,857	488
	iStar Inc.	52,576	482
	Carolina Financial Corp.	16,100	476
	Arbor Realty Trust Inc.	47,259	476
	Virtus Investment Partners Inc.	5,972	474
	Saul Centers Inc.	10,030	474
*	Focus Financial Partners Inc. Class A	17,883	471
	Gladstone Commercial Corp.	26,152	469
*	Marcus & Millichap Inc.	13,545	465
*	Enova International Inc.	23,871	465
	Horizon Bancorp Inc.	29,184	461
	Alexander’s Inc.	1,506	459
	Urstadt Biddle Properties Inc. Class A	23,658	455
	Community Trust Bancorp Inc.	11,392	451
*	National Commerce Corp.	12,380	446
	Whitestone REIT	35,845	439
	Federal Agricultural Mortgage Corp.	7,267	439
	First of Long Island Corp.	21,924	437
	FB Financial Corp.	12,398	434
	WisdomTree Investments Inc.	65,288	434
	Community Healthcare Trust Inc.	15,017	433
*	Veritex Holdings Inc.	20,249	433
*	INTL. FCStone Inc.	11,754	430
	Blue Hills Bancorp Inc.	20,100	429
	State Auto Financial Corp.	12,484	425
	ConnectOne Bancorp Inc.	22,576	417
	Clearway Energy Inc. Class A	24,330	412
	KKR Real Estate Finance Trust Inc.	21,439	411
	Waterstone Financial Inc.	24,479	410
	Great Southern Bancorp Inc.	8,820	406
	German American Bancorp Inc.	14,598	405
	Bank of Marin Bancorp	9,784	404
	Guaranty Bancorp	19,415	403
*	TriState Capital Holdings Inc.	20,517	399

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Western Asset Mortgage Capital Corp.	47,002	392
	Peoples Bancorp Inc.	12,957	390
	Camden National Corp.	10,784	388
*	St. Joe Co.	29,390	387
	First Financial Corp.	9,568	384
	Essential Properties Realty Trust Inc.	27,719	384
	UMH Properties Inc.	32,240	382
	Green Bancorp Inc.	22,092	379
	Independent Bank Corp.	17,776	374
	Diamond Hill Investment Group Inc.	2,480	371
	First Community Bankshares Inc.	11,700	368
	Front Yard Residential Corp.	42,182	368
	First Defiance Financial Corp.	15,024	368
*	First Foundation Inc.	28,450	366
	Midland States Bancorp Inc.	16,230	363
	Jernigan Capital Inc.	18,284	362
	CBTX Inc.	12,020	353
	Bridge Bancorp Inc.	13,751	351
	QCR Holdings Inc.	10,761	345
	Mercantile Bank Corp.	12,019	340
	Peapack Gladstone Financial Corp.	13,471	339
	Orchid Island Capital Inc.	53,052	339
	Greenhill & Co. Inc.	13,792	337
*	Safeguard Scientifics Inc.	38,984	336
	CorEnergy Infrastructure Trust Inc.	10,005	331
	HCI Group Inc.	6,500	330
*	Cowen Inc. Class A	24,500	327
*	Equity Bancshares Inc. Class A	9,271	327
*	EZCORP Inc. Class A	42,257	327
	Ashford Hospitality Trust Inc.	80,755	323
	Pennsylvania REIT	54,324	323
	Heritage Commerce Corp.	28,061	318
	United Community Financial Corp.	35,056	310
	HomeTrust Bancshares Inc.	11,780	308
	Innovative Industrial Properties Inc.	6,786	308
	People’s Utah Bancorp	10,200	308
	Arrow Financial Corp.	9,561	306
*	Nicolet Bankshares Inc.	6,101	298
	Dynex Capital Inc.	51,890	297
	BBX Capital Corp. Class A	51,631	296
	Bar Harbor Bankshares	13,189	296
	Heritage Insurance Holdings Inc.	20,044	295
*	Bancorp Inc.	36,622	292
	Cherry Hill Mortgage Investment Corp.	16,596	291
*	Atlantic Capital Bancshares Inc.	17,426	285
	Live Oak Bancshares Inc.	19,100	283
	First Mid-Illinois Bancshares Inc.	8,748	279
	City Office REIT Inc.	27,188	279
	Cambridge Bancorp	3,335	278
*	On Deck Capital Inc.	46,929	277
	Republic Bancorp Inc. Class A	7,126	276
	RMR Group Inc. Class A	5,197	276
*	Franklin Financial Network Inc.	10,402	274
*	Health Insurance Innovations Inc. Class A	10,100	270
	Ares Commercial Real Estate Corp.	20,568	268
*	MoneyGram International Inc.	133,700	267
	Merchants Bancorp	13,358	267
	Old Second Bancorp Inc.	20,350	265
	Financial Institutions Inc.	10,179	262
	Global Indemnity Ltd.	7,214	261
	PCSB Financial Corp.	13,317	260
	Retail Value Inc.	10,166	260
	One Liberty Properties Inc.	10,728	260
	Braemar Hotels & Resorts Inc.	28,786	257

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Farmers & Merchants Bancorp Inc.	6,474	249
	Exantas Capital Corp.	24,690	247
	Access National Corp.	11,473	245
*,^	Citizens Inc. Class A	31,923	240
	United Insurance Holdings Corp.	14,407	239
*	FRP Holdings Inc.	5,200	239
	Farmers National Banc Corp.	18,771	239
	Washington Prime Group Inc.	48,885	238
*	Byline Bancorp Inc.	14,260	238
*	Greenlight Capital Re Ltd. Class A	27,431	236
	CNB Financial Corp.	10,292	236
	Citizens & Northern Corp.	8,529	225
*	Goosehead Insurance Inc. Class A	8,546	225
	Old Line Bancshares Inc.	8,515	224
	Ready Capital Corp.	16,011	221
*	Tejon Ranch Co.	13,227	219
	FedNat Holding Co.	10,850	216
*	Altisource Portfolio Solutions SA	9,481	213
*	PICO Holdings Inc.	22,841	209
	Home Bancorp Inc.	5,885	208
	Sierra Bancorp	8,614	207
*	Victory Capital Holdings Inc. Class A	20,157	206
	MidWestOne Financial Group Inc.	8,214	204
*,^	eXp World Holdings Inc.	28,343	201
	First Bancshares Inc.	6,608	200
	Enterprise Bancorp Inc.	6,109	196
	Ladenburg Thalmann Financial Services Inc.	83,976	196
	First Bancorp Inc.	7,436	196
	Peoples Financial Services Corp.	4,369	193
	Oppenheimer Holdings Inc. Class A	7,500	192
	Hingham Institution for Savings	969	192
	EMC Insurance Group Inc.	6,002	191
	Bluerock Residential Growth REIT Inc. Class A	21,010	190
	Ellington Residential Mortgage REIT	18,429	189
	West Bancorporation Inc.	9,752	186
	Clipper Realty Inc.	14,240	186
	ACNB Corp.	4,702	185
	Spirit MTA REIT	25,862	184
	Guaranty Bancshares Inc.	6,100	182
	Civista Bancshares Inc.	10,259	179
	Southern National Bancorp of Virginia Inc.	13,497	178
	Central Valley Community Bancorp	9,417	178
	Southern Missouri Bancorp Inc.	5,094	173
	Marlin Business Services Corp.	7,477	167
	BankFinancial Corp.	11,093	166
	Investors Title Co.	928	164
	Plymouth Industrial REIT Inc.	12,967	164
	Consolidated-Tomoka Land Co.	3,100	163
*	Regional Management Corp.	6,686	161
*	SmartFinancial Inc.	8,769	160
	National Bankshares Inc.	4,223	154
	Investar Holding Corp.	6,192	154
	Western New England Bancorp Inc.	15,057	151
	Capital City Bank Group Inc.	6,408	149
*	HarborOne Bancorp Inc.	9,300	148
	Global Medical REIT Inc.	16,608	148
	Reliant Bancorp Inc.	6,373	147
*	Southern First Bancshares Inc.	4,576	147
	Codorus Valley Bancorp Inc.	6,849	146
*	Select Bancorp Inc.	11,753	146
	First Bank	11,903	144
	Northrim BanCorp Inc.	4,388	144
*	Republic First Bancorp Inc.	23,621	141
	Kingstone Cos. Inc.	7,913	140

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Luther Burbank Corp.	15,462	139
	American National Bankshares Inc.	4,739	139
*	BSB Bancorp Inc.	4,902	138
	MBT Financial Corp.	14,741	137
	FS Bancorp Inc.	3,112	133
	Macatawa Bank Corp.	13,835	133
	RBB Bancorp	7,448	131
*	Hallmark Financial Services Inc.	12,230	131
	Century Bancorp Inc. Class A	1,927	131
*	Baycom Corp.	5,628	130
	Pzena Investment Management Inc. Class A	14,626	127
	Norwood Financial Corp.	3,780	125
	Great Ajax Corp.	10,286	124
	Summit Financial Group Inc.	6,281	121
	First Financial Northwest Inc.	7,735	120
	Territorial Bancorp Inc.	4,593	119
	Premier Financial Bancorp Inc.	8,002	119
	Penns Woods Bancorp Inc.	2,915	117
	Westwood Holdings Group Inc.	3,373	115
	First Northwest Bancorp	7,652	113
	GAIN Capital Holdings Inc.	18,035	111
	Middlefield Banc Corp.	2,583	110
	Riverview Bancorp Inc.	15,015	109
	Chemung Financial Corp.	2,585	107
	BCB Bancorp Inc.	10,100	106
	MidSouth Bancorp Inc.	9,761	103
	1st Source Corp.	2,515	101
	Farmland Partners Inc.	22,282	101
	Shore Bancshares Inc.	6,928	101
	Bank of Princeton	3,594	100
	Protective Insurance Corp. Class B	5,973	99
	Bank of Commerce Holdings	8,999	99
	Business First Bancshares Inc.	4,030	98
	SI Financial Group Inc.	7,594	97
	Mackinac Financial Corp.	6,966	95
	First Community Corp.	4,889	95
	MutualFirst Financial Inc.	3,568	95
	First Guaranty Bancshares Inc.	4,010	93
	Northeast Bancorp	5,551	93
	Prudential Bancorp Inc.	5,233	92
	ESSA Bancorp Inc.	5,882	92
	Independence Holding Co.	2,594	91
	Community Financial Corp.	3,100	91
	Maiden Holdings Ltd.	54,764	90
	C&F Financial Corp.	1,695	90
	Gladstone Land Corp.	7,849	90
*	Malvern Bancorp Inc.	4,505	89
	Hunt Cos. Finance Trust Inc.	30,880	88
	Parke Bancorp Inc.	4,687	88
*	Entegra Financial Corp.	4,216	87
	MVB Financial Corp.	4,810	87
	First Business Financial Services Inc.	4,375	85
*,§	Herbalife Ltd. CVR	8,750	85
	DNB Financial Corp.	3,057	83
*	NI Holdings Inc.	5,238	82
*	Ocwen Financial Corp.	61,000	82
	Union Bankshares Inc.	1,708	82
	Owens Realty Mortgage Inc.	4,339	82
	Donegal Group Inc. Class A	5,934	81
	Bankwell Financial Group Inc.	2,811	81
	Orrstown Financial Services Inc.	4,420	81
	First Internet Bancorp	3,935	80
*	Esquire Financial Holdings Inc.	3,700	80
	Safety Income & Growth Inc.	4,256	80

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Community Bankers Trust Corp.	11,000	79
	Evans Bancorp Inc.	2,410	78
	Timberland Bancorp Inc.	3,454	77
	Associated Capital Group Inc. Class A	2,170	76
	First United Corp.	4,668	74
*	Ashford Inc.	1,419	74
	SB Financial Group Inc.	4,445	73
	Sachem Capital Corp.	18,087	71
	GAMCO Investors Inc. Class A	4,187	71
*	Stratus Properties Inc.	2,795	67
	CB Financial Services Inc.	2,702	67
	Unity Bancorp Inc.	3,200	66
	1st Constitution Bancorp	3,305	66
*	Rafael Holdings Inc. Class B	7,573	60
	Sotherly Hotels Inc.	10,264	58
	Old Point Financial Corp.	2,564	56
*	Pacific Mercantile Bancorp	7,651	55
	First US Bancshares Inc.	6,857	55
	Griffin Industrial Realty Inc.	1,544	49
*	Aspen Group Inc.	8,753	48
	BRT Apartments Corp.	4,192	48
	First Choice Bancorp	2,115	48
	Peoples Bancorp of North Carolina Inc.	1,954	48
*	Provident Bancorp Inc.	2,047	44
	American River Bankshares	3,207	44
*,^,§	Tobira Therapeutics CVR Exp. 12/31/2028	9,469	43
*	Forestar Group Inc.	3,072	43
*	Impac Mortgage Holdings Inc.	10,974	41
	Two River Bancorp	2,563	39
*	National Energy Services Reunited Corp.	4,328	37
	Manning & Napier Inc.	21,069	37
	First Savings Financial Group Inc.	713	37
	Capstar Financial Holdings Inc.	2,500	37
	Silvercrest Asset Management Group Inc. Class A	2,717	36
	AmeriServ Financial Inc.	8,874	36
	Blue Capital Reinsurance Holdings Ltd.	6,091	34
	Medley Management Inc. Class A	8,618	33
*	Security National Financial Corp. Class A	6,347	33
	Plumas Bancorp	1,247	28
2	Federal Agricultural Mortgage Corp. Class A	491	28
*	Performant Financial Corp.	11,653	26
*	Bank7 Corp.	1,900	25
	United Security Bancshares	2,606	25
*	Trinity Place Holdings Inc.	5,556	24
*	Elevate Credit Inc.	5,350	24
	Severn Bancorp Inc.	2,913	23
	Greene County Bancorp Inc.	732	23
	Hennessy Advisors Inc.	2,250	23
	Ohio Valley Banc Corp.	552	20
	PB Bancorp Inc.	1,699	19
*	Metropolitan Bank Holding Corp.	596	18
*	Altisource Asset Management Corp.	600	18
*	PDL Community Bancorp	1,332	17
*	Consumer Portfolio Services Inc.	5,566	17
*	Jason Industries Inc.	12,008	16
*	Atlas Financial Holdings Inc.	1,958	16
*	Transcontinental Realty Investors Inc.	550	16
	Citizens First Corp.	700	15
*	Maui Land & Pineapple Co. Inc.	1,499	15
	LCNB Corp.	966	15
*	Tremont Mortgage Trust	1,398	13
*	FlexShopper Inc.	16,250	12
	Eagle Bancorp Montana Inc.	739	12
*	Wheeler REIT Inc.	13,185	12

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	Riot Blockchain Inc.	7,300	11
	US Global Investors Inc. Class A	9,969	11
*	Intersections Inc.	2,900	11
	Fidelity D&D Bancorp Inc.	163	10
*	Nicholas Financial Inc.	997	10
*	Meridian Corp.	600	10
	HV Bancorp Inc.	639	10
*	Bridgewater Bancshares Inc.	905	10
	Manhattan Bridge Capital Inc.	1,608	9
	Bank of South Carolina Corp.	436	8
*	1347 Property Insurance Holdings Inc.	1,800	7
*	Capital Bancorp Inc.	602	7
	Sound Financial Bancorp Inc.	198	6
	WVS Financial Corp.	400	6
	Bancorp 34 Inc.	397	6
	MSB Financial Corp.	300	5
*	Coastal Financial Corp.	335	5
*	Community First Bancshares Inc.	411	5
	Summit State Bank	290	3
	Asta Funding Inc.	564	2
	Provident Financial Holdings Inc.	137	2
	Southwest Georgia Financial Corp.	100	2
	Ottawa Bancorp Inc.	140	2
*	National Holdings Corp.	681	2
	Bank of the James Financial Group Inc.	109	1
*,§	Ambit Biosciences Corp. CVR	1,900	1
*	CPI Card Group Inc.	300	1
*	Broadway Financial Corp.	554	1
	Central Federal Corp.	37	—
*	Conifer Holdings Inc.	100	—
	Ames National Corp.	4	—
*	Novume Solutions Inc.	96	—
*	Ditech Holding Corp. Warrants Exp. 01/31/2028	2,531	—
*,§	Ditech Holding Corp. Series B Warrants Exp. 01/31/2028	2,008	—
			4,242,875
Health Care (8.3%)
	Johnson & Johnson	2,336,695	301,550
	Pfizer Inc.	5,022,457	219,230
	UnitedHealth Group Inc.	833,494	207,640
	Merck & Co. Inc.	2,259,955	172,683
	AbbVie Inc.	1,311,344	120,893
	Abbott Laboratories	1,525,037	110,306
	Amgen Inc.	557,721	108,572
	Medtronic plc	1,164,022	105,879
	Eli Lilly & Co.	830,750	96,134
	Thermo Fisher Scientific Inc.	347,796	77,833
	Bristol-Myers Squibb Co.	1,417,936	73,704
	Gilead Sciences Inc.	1,135,245	71,010
*	Cigna Corp.	332,761	63,198
	Anthem Inc.	224,004	58,830
*	Biogen Inc.	176,069	52,983
	Becton Dickinson and Co.	232,773	52,448
*	Intuitive Surgical Inc.	99,221	47,519
*	Boston Scientific Corp.	1,196,688	42,291
	Stryker Corp.	260,641	40,855
	Allergan plc	292,684	39,120
*	Illumina Inc.	129,006	38,693
*	Vertex Pharmaceuticals Inc.	223,979	37,116
	Zoetis Inc.	417,626	35,724
*	Celgene Corp.	529,884	33,960
	Humana Inc.	118,291	33,888
	HCA Healthcare Inc.	237,478	29,554
	Baxter International Inc.	444,677	29,269
*	Edwards Lifesciences Corp.	181,849	27,854

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Regeneron Pharmaceuticals Inc.	70,036	26,158
*	Centene Corp.	168,841	19,467
	Zimmer Biomet Holdings Inc.	178,674	18,532
*	Alexion Pharmaceuticals Inc.	182,763	17,794
*	IQVIA Holdings Inc.	146,915	17,067
*	IDEXX Laboratories Inc.	74,889	13,931
	ResMed Inc.	122,024	13,895
*	Align Technology Inc.	65,641	13,747
*	BioMarin Pharmaceutical Inc.	160,207	13,642
*	ABIOMED Inc.	37,418	12,162
*	Mylan NV	424,966	11,644
	Cardinal Health Inc.	257,228	11,472
*	Laboratory Corp. of America Holdings	87,513	11,058
	Cooper Cos. Inc.	42,064	10,705
*	Hologic Inc.	255,394	10,497
*	WellCare Health Plans Inc.	43,993	10,386
*	Incyte Corp.	163,183	10,377
*	Henry Schein Inc.	130,255	10,228
	Teleflex Inc.	39,321	10,164
	Quest Diagnostics Inc.	121,098	10,084
*	Varian Medical Systems Inc.	83,992	9,517
*	DexCom Inc.	76,129	9,120
	Universal Health Services Inc. Class B	72,765	8,481
	STERIS plc	71,303	7,619
	Dentsply Sirona Inc.	197,330	7,343
*	Exact Sciences Corp.	107,089	6,757
	West Pharmaceutical Services Inc.	68,589	6,724
*	Jazz Pharmaceuticals plc	52,831	6,549
*	Sarepta Therapeutics Inc.	56,976	6,218
*	DaVita Inc.	119,541	6,152
*	Molina Healthcare Inc.	52,110	6,056
*	Ionis Pharmaceuticals Inc.	107,822	5,829
	Hill-Rom Holdings Inc.	64,313	5,695
*	Alnylam Pharmaceuticals Inc.	78,100	5,694
*	Neurocrine Biosciences Inc.	77,317	5,521
*	Exelixis Inc.	260,656	5,127
*	Seattle Genetics Inc.	89,387	5,065
*	Bluebird Bio Inc.	49,310	4,892
	Encompass Health Corp.	79,066	4,878
	Bio-Techne Corp.	33,522	4,851
*	United Therapeutics Corp.	43,978	4,789
*	Insulet Corp.	59,629	4,730
*	Charles River Laboratories International Inc.	41,427	4,689
*	PRA Health Sciences Inc.	49,339	4,537
	Perrigo Co. plc	116,593	4,518
*	Masimo Corp.	41,603	4,467
*	Haemonetics Corp.	44,133	4,415
*	Nektar Therapeutics Class A	130,072	4,275
*	Bio-Rad Laboratories Inc. Class A	17,954	4,169
*	Alkermes plc	138,800	4,096
*	Catalent Inc.	126,771	3,953
	Chemed Corp.	13,790	3,906
*	ICU Medical Inc.	16,863	3,872
*	Sage Therapeutics Inc.	40,142	3,845
*	FibroGen Inc.	75,999	3,517
*	Loxo Oncology Inc.	24,712	3,461
*	Penumbra Inc.	28,248	3,452
*	Teladoc Health Inc.	66,656	3,304
*	Amedisys Inc.	26,914	3,152
*	HealthEquity Inc.	52,081	3,107
*	Wright Medical Group NV	113,898	3,100
*	Array BioPharma Inc.	214,931	3,063
*	Integra LifeSciences Holdings Corp.	67,010	3,022
*	Syneos Health Inc.	73,566	2,895

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Globus Medical Inc.	64,901	2,809
*	Ligand Pharmaceuticals Inc.	20,284	2,753
	Bruker Corp.	91,976	2,738
*	Horizon Pharma plc	139,848	2,733
*	MEDNAX Inc.	82,384	2,719
^	Healthcare Services Group Inc.	66,125	2,657
*	Neogen Corp.	44,769	2,552
*	Emergent BioSolutions Inc.	42,628	2,527
*	LHC Group Inc.	26,586	2,496
	Cantel Medical Corp.	33,214	2,473
*	TESARO Inc.	33,100	2,458
*	Merit Medical Systems Inc.	41,846	2,335
*	Novocure Ltd.	69,124	2,314
*	NuVasive Inc.	45,427	2,251
*	Agios Pharmaceuticals Inc.	48,491	2,236
*	Avanos Medical Inc.	46,093	2,064
*	Immunomedics Inc.	142,077	2,027
*	Acadia Healthcare Co. Inc.	76,335	1,963
*	Halozyme Therapeutics Inc.	132,316	1,936
*	Myriad Genetics Inc.	66,480	1,933
*	Amicus Therapeutics Inc.	199,914	1,915
*	HMS Holdings Corp.	66,759	1,878
*	Intercept Pharmaceuticals Inc.	18,345	1,849
*	Omnicell Inc.	30,088	1,843
*	BioTelemetry Inc.	28,856	1,723
*	Repligen Corp.	32,221	1,699
*	Glaukos Corp.	30,201	1,696
*	Global Blood Therapeutics Inc.	41,277	1,694
*	Inogen Inc.	13,535	1,681
*	Ultragenyx Pharmaceutical Inc.	38,579	1,677
*	Tandem Diabetes Care Inc.	41,633	1,581
*	Arena Pharmaceuticals Inc.	40,252	1,568
	Ensign Group Inc.	40,152	1,557
*	NxStage Medical Inc.	54,072	1,548
*	Ironwood Pharmaceuticals Inc. Class A	146,828	1,521
*	ACADIA Pharmaceuticals Inc.	91,903	1,486
*	Select Medical Holdings Corp.	92,355	1,418
*	AnaptysBio Inc.	22,167	1,414
*	Tenet Healthcare Corp.	82,473	1,414
*	MyoKardia Inc.	28,842	1,409
*	Xencor Inc.	38,702	1,399
*	Acceleron Pharma Inc.	32,124	1,399
*	Prestige Consumer Healthcare Inc.	45,186	1,395
*	Pacira Pharmaceuticals Inc.	32,203	1,385
	CONMED Corp.	21,432	1,376
*	Blueprint Medicines Corp.	25,450	1,372
*	Supernus Pharmaceuticals Inc.	41,204	1,369
	Patterson Cos. Inc.	69,203	1,361
*	Heron Therapeutics Inc.	52,377	1,359
*	PTC Therapeutics Inc.	39,432	1,353
*	Spark Therapeutics Inc.	34,197	1,338
*	Quidel Corp.	27,186	1,327
*	Natus Medical Inc.	38,231	1,301
*	Hanger Inc.	65,716	1,245
*	Amneal Pharmaceuticals Inc.	91,929	1,244
*	iRhythm Technologies Inc.	17,887	1,243
*	STAAR Surgical Co.	38,291	1,222
*	Endo International plc	166,650	1,217
*	Atara Biotherapeutics Inc.	34,236	1,189
*	Magellan Health Inc.	20,846	1,186
*	Zogenix Inc.	32,507	1,185
*	Medpace Holdings Inc.	21,712	1,149
*	Genomic Health Inc.	17,583	1,133
*	Mallinckrodt plc	70,944	1,121

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Corcept Therapeutics Inc.	83,098	1,110
*	REGENXBIO Inc.	25,760	1,081
*,^	Denali Therapeutics Inc.	52,019	1,075
*	Vanda Pharmaceuticals Inc.	40,854	1,068
*	Medicines Co.	55,171	1,056
*	Nevro Corp.	27,044	1,052
*	Brookdale Senior Living Inc.	156,202	1,047
*	Innoviva Inc.	59,644	1,041
*	Portola Pharmaceuticals Inc.	52,522	1,025
*	Cambrex Corp.	27,021	1,020
*	Mirati Therapeutics Inc.	23,412	993
*,^	Theravance Biopharma Inc.	38,717	991
*	Iovance Biotherapeutics Inc.	110,974	982
*	Sangamo Therapeutics Inc.	83,638	960
	US Physical Therapy Inc.	9,358	958
*	NeoGenomics Inc.	74,260	936
*	Aerie Pharmaceuticals Inc.	25,700	928
*,^	Esperion Therapeutics Inc.	20,155	927
*	Radius Health Inc.	55,040	908
	Atrion Corp.	1,184	877
*	Momenta Pharmaceuticals Inc.	79,200	874
*	AtriCure Inc.	28,567	874
*	Athenex Inc.	67,587	858
*	Revance Therapeutics Inc.	42,553	857
*	Enanta Pharmaceuticals Inc.	11,869	841
*,^	OPKO Health Inc.	278,908	840
*	Insmed Inc.	63,538	834
*	Editas Medicine Inc.	35,715	813
*	Aimmune Therapeutics Inc.	33,898	811
*	Reata Pharmaceuticals Inc. Class A	14,444	810
*	Tivity Health Inc.	32,649	810
*,^	Arrowhead Pharmaceuticals Inc.	65,124	809
*	Pacific Biosciences of California Inc.	106,457	788
	Luminex Corp.	34,010	786
*	Spectrum Pharmaceuticals Inc.	88,539	775
*	Orthofix Medical Inc.	14,470	760
*	Retrophin Inc.	33,350	755
*	Intersect ENT Inc.	26,431	745
*	BioCryst Pharmaceuticals Inc.	91,277	737
*	CryoLife Inc.	25,892	735
*	OraSure Technologies Inc.	62,221	727
*	Cardiovascular Systems Inc.	25,346	722
*	Varex Imaging Corp.	30,413	720
*	CareDx Inc.	26,635	670
*	Amphastar Pharmaceuticals Inc.	33,036	657
*	Madrigal Pharmaceuticals Inc.	5,720	645
	National HealthCare Corp.	8,182	642
*	AngioDynamics Inc.	31,834	641
*,^	Allogene Therapeutics Inc.	23,200	625
*	Acorda Therapeutics Inc.	39,452	615
*,^	TherapeuticsMD Inc.	160,683	612
	Meridian Bioscience Inc.	34,640	601
*	Vericel Corp.	34,294	597
*	Invitae Corp.	53,068	587
*	Novavax Inc.	312,964	576
*	Tactile Systems Technology Inc.	12,615	575
*	R1 RCM Inc.	71,173	566
*	Fate Therapeutics Inc.	42,811	549
*	AxoGen Inc.	26,774	547
*	Karyopharm Therapeutics Inc.	57,890	542
*	Eagle Pharmaceuticals Inc.	13,432	541
*	Assembly Biosciences Inc.	23,900	541
*	Dicerna Pharmaceuticals Inc.	50,120	536
*	Lantheus Holdings Inc.	34,004	532

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Rhythm Pharmaceuticals Inc.	19,672	529
*	Addus HomeCare Corp.	7,720	524
*	Inspire Medical Systems Inc.	12,233	517
*	Cerus Corp.	101,620	515
*	SIGA Technologies Inc.	63,776	504
*	CytomX Therapeutics Inc.	32,922	497
*	Dynavax Technologies Corp.	54,193	496
*	G1 Therapeutics Inc.	25,673	492
*	Heska Corp.	5,700	491
	HealthStream Inc.	20,263	489
*	BioSpecifics Technologies Corp.	8,034	487
*	Alder Biopharmaceuticals Inc.	47,094	483
*	CorVel Corp.	7,554	466
*	Surmodics Inc.	9,680	457
*	Natera Inc.	32,308	451
*,^	Omeros Corp.	39,367	439
*	Guardant Health Inc.	11,657	438
*	Cymabay Therapeutics Inc.	54,520	429
*	ImmunoGen Inc.	89,110	428
*	BioScrip Inc.	119,194	426
*	Clovis Oncology Inc.	23,592	424
*	Coherus Biosciences Inc.	45,758	414
*	Intra-Cellular Therapies Inc.	36,288	413
*	AMAG Pharmaceuticals Inc.	27,003	410
*	MacroGenics Inc.	31,733	403
*	PDL BioPharma Inc.	138,106	401
*	Triple-S Management Corp. Class B	22,763	396
*,^	UNITY Biotechnology Inc.	24,088	392
*	TG Therapeutics Inc.	95,336	391
*	Arcus Biosciences Inc.	35,800	386
*	ANI Pharmaceuticals Inc.	8,512	383
*	Intrexon Corp.	58,127	380
*	Ra Pharmaceuticals Inc.	20,332	370
*	Kura Oncology Inc.	26,259	369
*	Collegium Pharmaceutical Inc.	21,440	368
*	Akebia Therapeutics Inc.	66,532	368
*	Cara Therapeutics Inc.	28,265	367
*	Solid Biosciences Inc.	13,601	364
*	Veracyte Inc.	28,841	363
*	Intellia Therapeutics Inc.	25,842	353
*	Chimerix Inc.	136,200	350
*	GenMark Diagnostics Inc.	69,960	340
*	Apellis Pharmaceuticals Inc.	25,762	340
*,^	Akcea Therapeutics Inc.	11,263	339
	LeMaitre Vascular Inc.	14,330	339
*	WageWorks Inc.	12,400	337
*	Allakos Inc.	6,429	336
*	PetIQ Inc. Class A	14,157	332
*	Accuray Inc.	96,411	329
*	NanoString Technologies Inc.	22,134	328
*	Antares Pharma Inc.	117,644	320
*	Kadmon Holdings Inc.	153,741	320
*	Rigel Pharmaceuticals Inc.	137,196	316
*	RadNet Inc.	30,936	315
*	Anika Therapeutics Inc.	9,321	313
*	Fluidigm Corp.	35,604	307
*	Osiris Therapeutics Inc.	22,662	306
*	Epizyme Inc.	49,445	305
*	Inovio Pharmaceuticals Inc.	75,464	302
*	Flexion Therapeutics Inc.	26,558	301
*	Rocket Pharmaceuticals Inc.	19,825	294
*	Akorn Inc.	85,927	291
*,^	Viking Therapeutics Inc.	37,800	289
*	ChemoCentryx Inc.	26,403	288

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Five Prime Therapeutics Inc.	30,538	284
*,^	Apollo Medical Holdings Inc.	13,813	274
*	Kindred Biosciences Inc.	24,836	272
*	Rubius Therapeutics Inc.	16,800	270
*,^	Paratek Pharmaceuticals Inc.	51,450	264
*	Community Health Systems Inc.	93,251	263
*,^	Corbus Pharmaceuticals Holdings Inc.	44,587	260
	Utah Medical Products Inc.	3,134	260
*	OrthoPediatrics Corp.	7,445	260
*	Progenics Pharmaceuticals Inc.	60,699	255
*,^	Accelerate Diagnostics Inc.	22,102	254
*	GlycoMimetics Inc.	26,582	252
*	Enzo Biochem Inc.	90,472	252
*	Aratana Therapeutics Inc.	41,012	251
*	BioLife Solutions Inc.	20,299	244
*	Concert Pharmaceuticals Inc.	19,365	243
*,^	Lexicon Pharmaceuticals Inc.	35,978	239
*	Senseonics Holdings Inc.	92,085	238
*	Audentes Therapeutics Inc.	11,043	235
*,^	Helius Medical Technologies Inc. Class A	25,700	235
*	Tricida Inc.	9,959	235
*	Dermira Inc.	32,250	232
*	Sientra Inc.	18,164	231
*	Aclaris Therapeutics Inc.	30,800	228
*	Syros Pharmaceuticals Inc.	40,748	227
*	Deciphera Pharmaceuticals Inc.	10,770	226
*	Adverum Biotechnologies Inc.	70,959	224
*	Cytokinetics Inc.	34,229	216
*	Cutera Inc.	12,565	214
*	BioDelivery Sciences International Inc.	57,720	214
*	Stemline Therapeutics Inc.	22,474	213
*	MediciNova Inc.	26,064	213
*	Bellicum Pharmaceuticals Inc.	70,300	205
*	XOMA Corp.	16,200	205
*,^	Rockwell Medical Inc.	90,669	205
*	Seres Therapeutics Inc.	45,000	203
*	Homology Medicines Inc.	9,070	203
*,^	Abeona Therapeutics Inc.	28,380	203
*	Scholar Rock Holding Corp.	8,793	202
*	CASI Pharmaceuticals Inc.	49,361	198
*	SeaSpine Holdings Corp.	10,807	197
*	Assertio Therapeutics Inc.	53,262	192
*	ArQule Inc.	69,376	192
*	RTI Surgical Inc.	51,928	192
*	Voyager Therapeutics Inc.	20,282	191
*	Ardelyx Inc.	106,300	190
*,^	Verastem Inc.	56,180	189
*	Agenus Inc.	79,218	189
*	Minerva Neurosciences Inc.	27,957	188
*	Tetraphase Pharmaceuticals Inc.	163,600	185
*	Avid Bioservices Inc.	44,130	181
*	Achillion Pharmaceuticals Inc.	112,584	179
*	Eloxx Pharmaceuticals Inc.	14,862	178
*	Kiniksa Pharmaceuticals Ltd. Class A	6,229	175
*,^	ZIOPHARM Oncology Inc.	93,113	174
*	Civitas Solutions Inc.	9,764	171
*	Pulse Biosciences Inc.	14,832	170
*	Puma Biotechnology Inc.	8,343	170
*,^	AVEO Pharmaceuticals Inc.	101,612	163
*,^	Dova Pharmaceuticals Inc.	21,374	162
*	Surgery Partners Inc.	16,097	158
*	CytoSorbents Corp.	19,487	157
*	MannKind Corp.	144,731	153
*	Aldeyra Therapeutics Inc.	18,367	152

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	Lannett Co. Inc.	30,624	152
*,^	PolarityTE Inc.	11,112	150
*	Capital Senior Living Corp.	21,882	149
*,^	Sorrento Therapeutics Inc.	59,750	143
*,^	Athersys Inc.	98,919	142
*	Tocagen Inc.	17,168	141
*	Apyx Medical Corp.	21,660	140
*	Quanterix Corp.	7,566	139
*	La Jolla Pharmaceutical Co.	14,668	138
*	SI-BONE Inc.	6,355	133
*	KalVista Pharmaceuticals Inc.	6,643	131
*	Palatin Technologies Inc.	183,109	130
*	Krystal Biotech Inc.	6,152	128
*	American Renal Associates Holdings Inc.	10,800	124
*	FONAR Corp.	5,907	120
*	Marinus Pharmaceuticals Inc.	41,500	119
*	Spring Bank Pharmaceuticals Inc.	11,072	115
*	Geron Corp.	114,659	115
*	Eiger BioPharmaceuticals Inc.	11,251	114
*	Ocular Therapeutix Inc.	28,487	113
*,^	Crinetics Pharmaceuticals Inc.	3,740	112
*	Aeglea BioTherapeutics Inc.	14,615	109
*	Recro Pharma Inc.	15,362	109
*	Adamas Pharmaceuticals Inc.	12,713	109
*	Calithera Biosciences Inc.	26,800	107
*	Celcuity Inc.	4,415	106
*	Synlogic Inc.	14,830	104
*	Harrow Health Inc.	18,007	102
*	Proteostasis Therapeutics Inc.	30,731	100
*,^	AcelRx Pharmaceuticals Inc.	43,056	99
*,^	Tyme Technologies Inc.	26,944	99
*	Catalyst Pharmaceuticals Inc.	51,127	98
*	Evelo Biosciences Inc.	7,525	98
*,^	CorMedix Inc.	75,120	97
*	Aptinyx Inc.	5,824	96
*	Kala Pharmaceuticals Inc.	19,650	96
*	Idera Pharmaceuticals Inc.	34,073	94
*,^	Adamis Pharmaceuticals Corp.	41,646	94
*	ViewRay Inc.	15,424	94
*,^	Galectin Therapeutics Inc.	27,281	94
*,^	Insys Therapeutics Inc.	26,392	92
*	Protagonist Therapeutics Inc.	13,350	90
*	Avrobio Inc.	5,056	84
*	Harvard Bioscience Inc.	26,010	83
*	Organovo Holdings Inc.	86,136	82
*	Liquidia Technologies Inc.	3,728	81
*	Catalyst Biosciences Inc.	9,000	71
*	EyePoint Pharmaceuticals Inc.	36,897	70
*	Jounce Therapeutics Inc.	20,585	69
*	Molecular Templates Inc.	17,027	69
*,^	Corindus Vascular Robotics Inc.	80,300	67
*	NewLink Genetics Corp.	44,089	67
*	iRadimed Corp.	2,729	67
*	Quorum Health Corp.	23,000	66
*	Misonix Inc.	4,118	66
*	Sesen Bio Inc.	46,028	65
*	Xeris Pharmaceuticals Inc.	3,775	64
*	Cocrystal Pharma Inc.	17,800	64
*	Evolus Inc.	5,383	64
*	Menlo Therapeutics Inc.	15,250	63
*	ContraFect Corp.	40,456	62
*	Sensus Healthcare Inc.	8,146	60
*,^	Moderna Inc.	3,864	59
*	Cumberland Pharmaceuticals Inc.	9,323	59

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	HTG Molecular Diagnostics Inc.	22,384	57
*,^	Ekso Bionics Holdings Inc.	45,728	57
*,^	resTORbio Inc.	6,525	56
*	Chembio Diagnostics Inc.	9,639	55
*	CEL-SCI Corp.	18,878	54
*	ADMA Biologics Inc.	22,483	54
*	Opiant Pharmaceuticals Inc.	3,679	53
*	Forty Seven Inc.	3,275	51
*,^	Replimune Group Inc.	5,084	51
*,^	Anixa Biosciences Inc.	12,776	50
*	Principia Biopharma Inc.	1,814	50
*	Acer Therapeutics Inc.	2,421	49
*	Conatus Pharmaceuticals Inc.	26,990	47
*	Catasys Inc.	4,945	46
*	Zynerba Pharmaceuticals Inc.	15,394	46
*,^	SELLAS Life Sciences Group Inc.	36,000	44
	Psychemedics Corp.	2,755	44
*	IRIDEX Corp.	9,100	43
*	Durect Corp.	87,117	42
*	Miragen Therapeutics Inc.	13,159	40
*	Joint Corp.	4,745	39
*	Magenta Therapeutics Inc.	6,854	39
*,^	Agile Therapeutics Inc.	67,206	39
*	Electromed Inc.	7,581	39
*	KemPharm Inc.	21,041	37
*	Avenue Therapeutics Inc.	6,782	37
*	Syndax Pharmaceuticals Inc.	8,200	36
*	Eidos Therapeutics Inc.	2,650	36
*,^	Achaogen Inc.	29,446	36
*	Merrimack Pharmaceuticals Inc.	9,232	36
*	T2 Biosystems Inc.	11,704	35
*	MEI Pharma Inc.	13,311	35
*,^	vTv Therapeutics Inc. Class A	12,892	34
*	Y-mAbs Therapeutics Inc.	1,647	33
*	Savara Inc.	4,303	33
*	BrainStorm Cell Therapeutics Inc.	8,979	32
*,^	Pain Therapeutics Inc.	37,346	32
*	Champions Oncology Inc.	3,868	30
*	Axsome Therapeutics Inc.	10,683	30
*	Fortress Biotech Inc.	34,496	30
*	Checkpoint Therapeutics Inc.	15,642	28
*	Heat Biologics Inc.	28,656	28
*	Verrica Pharmaceuticals Inc.	3,363	27
*	Ophthotech Corp.	22,407	27
*	Actinium Pharmaceuticals Inc.	69,398	27
*	Odonate Therapeutics Inc.	1,900	27
*	Chiasma Inc.	8,547	27
*	Translate Bio Inc.	3,544	27
*,^	OncoSec Medical Inc.	40,838	26
*	Neon Therapeutics Inc.	5,192	26
*	Apollo Endosurgery Inc.	7,418	26
*	Applied Genetic Technologies Corp.	10,093	25
*	Alimera Sciences Inc.	32,840	24
*	BioPharmX Corp.	217,915	24
*	Viveve Medical Inc.	22,283	23
*	Surface Oncology Inc.	5,450	23
*	Matinas BioPharma Holdings Inc.	38,696	23
*	ElectroCore Inc.	3,675	23
*	Gritstone Oncology Inc.	1,457	23
*	Twist Bioscience Corp.	968	22
*	Otonomy Inc.	12,066	22
*	Strata Skin Sciences Inc.	8,446	22
*	Aravive Inc.	6,206	22
*	Aquestive Therapeutics Inc.	3,391	21

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Aceto Corp.	25,299	21
*	Genesis Healthcare Inc.	17,173	20
*	InfuSystem Holdings Inc.	5,850	20
*	Celsion Corp.	14,271	20
*	Proteon Therapeutics Inc.	8,680	20
*	Aptevo Therapeutics Inc.	15,451	20
*	Clearside Biomedical Inc.	18,100	19
*	Alpine Immune Sciences Inc.	5,202	19
*	Fulgent Genetics Inc.	6,001	19
*	AAC Holdings Inc.	13,000	18
*	Conformis Inc.	50,758	18
*	Novan Inc.	21,211	18
*	OncoMed Pharmaceuticals Inc.	23,558	18
*,^	Second Sight Medical Products Inc.	19,661	17
*	Vapotherm Inc.	863	17
*	Mustang Bio Inc.	5,808	17
*	Evoke Pharma Inc.	6,850	17
*	Onconova Therapeutics Inc.	8,012	17
*	Orgenesis Inc.	3,510	16
*	SCYNEXIS Inc.	33,365	16
*	Ovid therapeutics Inc.	6,618	16
*	Obalon Therapeutics Inc.	7,559	16
*	Allena Pharmaceuticals Inc.	2,822	15
*	Pfenex Inc.	4,793	15
*	Alphatec Holdings Inc.	6,660	15
*,^	GTx Inc.	19,520	15
*	Catabasis Pharmaceuticals Inc.	3,399	15
*	Aevi Genomic Medicine Inc.	20,924	15
*	Asterias Biotherapeutics Inc. Class A	23,391	14
*	Sophiris Bio Inc.	17,470	14
*,^	Titan Pharmaceuticals Inc.	64,269	14
*	AgeX Therapeutics Inc.	4,655	14
*	Zosano Pharma Corp.	6,251	13
*	Leap Therapeutics Inc.	6,534	13
*	AzurRx BioPharma Inc.	10,694	13
*	Rexahn Pharmaceuticals Inc.	13,520	13
*	Arvinas Inc.	976	13
*	Kodiak Sciences Inc.	1,742	12
	Digirad Corp.	21,240	12
*	Fibrocell Science Inc.	7,940	12
*	CTI BioPharma Corp.	15,795	12
*	Caladrius Biosciences Inc.	3,171	11
	Biolase Inc.	11,324	11
*	Vical Inc.	9,368	11
*,^	Moleculin Biotech Inc.	10,376	11
*	Regulus Therapeutics Inc.	11,588	11
*	Achieve Life Sciences Inc.	8,878	11
*,^	AquaBounty Technologies Inc.	5,150	11
*	Vital Therapies Inc.	56,615	11
*	Xtant Medical Holdings Inc.	6,462	10
^	Altimmune Inc.	5,041	10
*	Navidea Biopharmaceuticals Inc.	100,778	10
*,^	Trovagene Inc.	19,668	10
*	aTyr Pharma Inc.	20,617	10
*	Aethlon Medical Inc.	6,086	10
*	Bioxcel Therapeutics Inc.	2,606	10
*	Genocea Biosciences Inc.	34,392	10
*	CAS Medical Systems Inc.	6,071	10
*	Provention Bio Inc.	5,272	9
*	Edge Therapeutics Inc.	28,297	9
*	Oncocyte Corp.	6,482	9
*	Sutro Biopharma Inc.	968	9
	Vaxart Inc.	4,704	9
*	Cohbar Inc.	2,716	8

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Vermillion Inc.	28,148	8
*	CytRx Corp.	18,233	8
*,^	Myomo Inc.	5,552	8
*	Anavex Life Sciences Corp.	4,946	8
*	Teligent Inc.	5,581	8
*	Bellerophon Therapeutics Inc.	9,459	8
*	Soligenix Inc.	8,775	8
*	Arsanis Inc.	3,135	7
*	Aileron Therapeutics Inc.	8,439	7
*	Tracon Pharmaceuticals Inc.	11,037	7
*	NanoViricides Inc.	33,221	7
*	Novus Therapeutics Inc.	3,969	6
*,^	Co-Diagnostics Inc.	4,253	6
*	Outlook Therapeutics Inc.	12,500	6
*,^	Akers Biosciences Inc.	5,475	6
*	Millendo Therapeutics Inc.	768	6
*	Corvus Pharmaceuticals Inc.	1,557	6
*,^	iBio Inc.	7,491	6
*,§	Omthera Pharmaceuticals Inc. CVR	9,400	6
*	Neuronetics Inc.	291	6
*	Equillium Inc.	677	6
*	Soleno Therapeutics Inc.	3,214	5
*	Five Star Senior Living Inc.	11,681	5
*	Sonoma Pharmaceuticals Inc.	7,549	5
*	American Shared Hospital Services	2,243	5
*	VIVUS Inc.	2,303	5
*	Curis Inc.	6,995	5
*,^	Cyclacel Pharmaceuticals Inc.	7,792	5
*,§	Seventy Seven Energy Inc. Escrow Line	42,434	5
*	PhaseBio Pharmaceuticals Inc.	1,466	5
*	ImmuCell Corp.	604	4
*,^	Histogenics Corp.	46,400	4
	ProPhase Labs Inc.	1,224	4
*	Synthorx Inc.	196	3
*	Standard Diversified Inc.	220	3
*	Evofem Biosciences Inc.	776	3
*,§	Media General Inc. CVR	82,296	3
*	Constellation Pharmaceuticals Inc.	776	3
*	Citius Pharmaceuticals Inc.	2,950	3
*	Sunesis Pharmaceuticals Inc.	7,140	3
*	Capricor Therapeutics Inc.	6,392	3
*	Hemispherx Biopharma Inc.	14,300	3
*	Bio-Path Holdings Inc.	13,819	2
*,^	Ampio Pharmaceuticals Inc.	5,700	2
*	Synthetic Biologics Inc.	3,791	2
*	PAVmed Inc.	2,160	2
*	NovaBay Pharmaceuticals Inc.	2,619	2
*	Aerpio Pharmaceuticals Inc.	1,031	2
*	Marker Therapeutics Inc.	309	2
*	Gemphire Therapeutics Inc.	2,200	2
*	Aradigm Corp.	5,000	2
*	RA Medical Systems Inc.	192	2
*,§	Social Reality Inc. Rights Exp. 12/31/2019	7,581	1
*	IsoRay Inc.	4,300	1
*	XBiotech Inc.	200	1
*	Xenetic Biosciences Inc.	600	1
*	Nobilis Health Corp.	2,200	1
*	Diffusion Pharmaceuticals Inc.	374	1
*	PLx Pharma Inc.	416	1
*	Eyenovia Inc.	209	1
	Diversicare Healthcare Services Inc.	237	1
*	Milestone Scientific Inc.	1,338	—
*	Advaxis Inc.	1,500	—
	Wright Medical Group Inc. CVR	11,147	—

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Bioanalytical Systems Inc.	95	—
*,§	Clinical Data CVR	9,500	—
*	ReShape Lifesciences Inc.	1	—
*,§	NuPathe Inc. CVR	6,287	—
			3,032,617
Industrials (7.7%)
	Boeing Co.	468,701	151,156
	3M Co.	506,532	96,515
	Union Pacific Corp.	637,618	88,138
	Honeywell International Inc.	657,576	86,879
*	PayPal Holdings Inc.	977,587	82,205
	Accenture plc Class A	551,382	77,750
	United Technologies Corp.	712,352	75,851
	Caterpillar Inc.	517,376	65,743
	United Parcel Service Inc. Class B	601,872	58,701
	Danaher Corp.	547,404	56,448
	Lockheed Martin Corp.	209,645	54,893
	General Electric Co.	6,187,175	46,837
	Automatic Data Processing Inc.	357,025	46,813
	CSX Corp.	690,871	42,924
	Deere & Co.	282,221	42,099
	Raytheon Co.	246,331	37,775
	Northrop Grumman Corp.	151,743	37,162
*	Norfolk Southern Corp.	234,698	35,097
	General Dynamics Corp.	217,339	34,168
	FedEx Corp.	205,946	33,225
	Illinois Tool Works Inc.	261,570	33,138
	Emerson Electric Co.	543,875	32,497
	Waste Management Inc.	364,513	32,438
	Sherwin-Williams Co.	74,041	29,132
	Fidelity National Information Services Inc.	281,723	28,891
	Eaton Corp. plc	377,664	25,930
*	Fiserv Inc.	341,094	25,067
	Johnson Controls International plc	816,134	24,198
	Roper Technologies Inc.	90,052	24,001
	TE Connectivity Ltd.	300,204	22,704
	Amphenol Corp. Class A	260,949	21,142
*	Worldpay Inc. Class A	265,229	20,271
	Ingersoll-Rand plc	213,725	19,498
	Agilent Technologies Inc.	277,589	18,726
	Cummins Inc.	135,992	18,174
	Paychex Inc.	277,398	18,072
	Fortive Corp.	262,533	17,763
	PACCAR Inc.	306,617	17,520
	Parker-Hannifin Corp.	116,505	17,376
	Willis Towers Watson plc	112,557	17,093
	Waste Connections Inc.	225,837	16,768
	Stanley Black & Decker Inc.	136,887	16,391
	Rockwell Automation Inc.	106,997	16,101
*	Square Inc.	259,996	14,583
*	FleetCor Technologies Inc.	77,975	14,482
*	TransDigm Group Inc.	42,479	14,445
	AMETEK Inc.	213,219	14,435
	Global Payments Inc.	139,625	14,400
*	Verisk Analytics Inc. Class A	127,718	13,926
	Ball Corp.	290,576	13,361
	Fastenal Co.	250,792	13,114
	Republic Services Inc. Class A	180,207	12,991
*	Mettler-Toledo International Inc.	21,929	12,403
	Cintas Corp.	73,509	12,349
	WW Grainger Inc.	42,379	11,966
	L3 Technologies Inc.	67,957	11,801
*	Waters Corp.	62,005	11,697
	Total System Services Inc.	142,737	11,603

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Vulcan Materials Co.	114,172	11,280
	Xylem Inc.	162,809	10,863
*	CoStar Group Inc.	31,579	10,653
	Expeditors International of Washington Inc.	148,365	10,102
	CH Robinson Worldwide Inc.	118,186	9,938
*	Keysight Technologies Inc.	159,523	9,903
	Broadridge Financial Solutions Inc.	102,199	9,837
	Martin Marietta Materials Inc.	55,337	9,511
	TransUnion	159,641	9,068
	Dover Corp.	125,539	8,907
	Textron Inc.	192,871	8,870
	Jack Henry & Associates Inc.	67,956	8,598
	Westrock Co.	225,977	8,533
	Old Dominion Freight Line Inc.	68,896	8,508
	Kansas City Southern	88,214	8,420
	Masco Corp.	282,143	8,250
	PerkinElmer Inc.	104,505	8,209
	IDEX Corp.	64,802	8,182
*	First Data Corp. Class A	462,539	7,822
	Huntington Ingalls Industries Inc.	39,317	7,482
*	Zebra Technologies Corp.	46,916	7,470
*	Trimble Inc.	225,183	7,411
	Jacobs Engineering Group Inc.	126,399	7,389
*	United Rentals Inc.	71,390	7,320
	JB Hunt Transport Services Inc.	77,531	7,213
	Snap-on Inc.	49,116	7,136
	Lennox International Inc.	32,183	7,044
	Spirit AeroSystems Holdings Inc. Class A	95,559	6,889
	Arconic Inc.	408,439	6,886
	Packaging Corp. of America	81,927	6,838
*	Sensata Technologies Holding plc	145,873	6,541
*	XPO Logistics Inc.	112,794	6,434
	Allegion plc	79,127	6,307
	Graco Inc.	150,323	6,291
	Alliance Data Systems Corp.	40,190	6,032
	HEICO Corp. Class A	95,365	6,008
	Pentair plc	154,894	5,852
*	WEX Inc.	41,338	5,790
	Robert Half International Inc.	99,770	5,707
*	Teledyne Technologies Inc.	27,341	5,662
	Carlisle Cos. Inc.	56,069	5,636
*	HD Supply Holdings Inc.	149,649	5,615
*	Arrow Electronics Inc.	81,252	5,602
	Cognex Corp.	143,600	5,553
	Nordson Corp.	45,922	5,481
	Wabtec Corp.	76,689	5,387
*	Berry Global Group Inc.	113,121	5,377
	AO Smith Corp.	124,514	5,317
	Hubbell Inc. Class B	52,699	5,235
*	Crown Holdings Inc.	125,635	5,223
	FLIR Systems Inc.	119,041	5,183
	Allison Transmission Holdings Inc.	115,509	5,072
	National Instruments Corp.	111,216	5,047
	Booz Allen Hamilton Holding Corp. Class A	110,242	4,969
	Donaldson Co. Inc.	114,187	4,955
	Sealed Air Corp.	139,645	4,865
	AptarGroup Inc.	51,561	4,850
	Toro Co.	86,721	4,846
	Fluor Corp.	146,993	4,733
	Sonoco Products Co.	85,154	4,524
*	Fair Isaac Corp.	23,733	4,438
*	Euronet Worldwide Inc.	42,987	4,401
	Flowserve Corp.	114,475	4,352
	Acuity Brands Inc.	37,586	4,321

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Owens Corning	96,402	4,240
	Hexcel Corp.	72,027	4,130
	Oshkosh Corp.	66,031	4,048
	Lincoln Electric Holdings Inc.	51,326	4,047
	MDU Resources Group Inc.	166,819	3,977
	Landstar System Inc.	40,685	3,892
	Watsco Inc.	27,831	3,872
	ITT Inc.	79,850	3,854
	Littelfuse Inc.	22,351	3,833
	ManpowerGroup Inc.	57,818	3,747
	MAXIMUS Inc.	56,719	3,692
	Quanta Services Inc.	121,606	3,660
	Bemis Co. Inc.	78,939	3,623
*	IPG Photonics Corp.	31,789	3,601
*	Genesee & Wyoming Inc. Class A	48,520	3,591
^	Universal Display Corp.	37,643	3,522
	Xerox Corp.	178,085	3,519
*	AECOM	132,379	3,508
	Woodward Inc.	47,025	3,493
	Avnet Inc.	96,181	3,472
	nVent Electric plc	146,807	3,297
	Curtiss-Wright Corp.	32,261	3,294
*	Stericycle Inc.	88,844	3,260
*	Kirby Corp.	47,453	3,196
	Genpact Ltd.	115,803	3,126
	Jabil Inc.	126,006	3,124
	AGCO Corp.	55,943	3,114
	Insperity Inc.	33,029	3,084
	Louisiana-Pacific Corp.	134,701	2,993
	Crane Co.	41,280	2,980
	Graphic Packaging Holding Co.	279,610	2,975
*	Esterline Technologies Corp.	24,449	2,969
*	Trex Co. Inc.	49,838	2,958
*	RBC Bearings Inc.	22,514	2,952
	Brink’s Co.	45,425	2,937
	MSC Industrial Direct Co. Inc. Class A	37,526	2,886
	Kennametal Inc.	83,742	2,787
	EMCOR Group Inc.	46,477	2,774
*	Generac Holdings Inc.	55,213	2,744
	USG Corp.	64,046	2,732
	BWX Technologies Inc.	71,423	2,731
	Knight-Swift Transportation Holdings Inc.	108,682	2,725
	Barnes Group Inc.	50,085	2,686
	MSA Safety Inc.	28,337	2,671
	EnerSys	34,315	2,663
*	Allegheny Technologies Inc.	119,595	2,604
*	Owens-Illinois Inc.	149,174	2,572
	Regal Beloit Corp.	36,366	2,547
	Timken Co.	67,091	2,504
	Eagle Materials Inc.	40,900	2,496
	Air Lease Corp. Class A	82,301	2,486
*	Proto Labs Inc.	22,007	2,482
	Korn Ferry	62,015	2,452
	Trinity Industries Inc.	118,501	2,440
	Armstrong World Industries Inc.	41,501	2,416
*	Gardner Denver Holdings Inc.	114,607	2,344
*	Aerojet Rocketdyne Holdings Inc.	65,765	2,317
	Tetra Tech Inc.	44,678	2,313
	Macquarie Infrastructure Corp.	63,101	2,307
*	Resideo Technologies Inc.	112,153	2,305
*	Axon Enterprise Inc.	52,485	2,296
*	ASGN Inc.	41,646	2,270
*	AMN Healthcare Services Inc.	39,386	2,232
	John Bean Technologies Corp.	31,068	2,231

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	CoreLogic Inc.	65,840	2,200
*	MasTec Inc.	53,936	2,188
*	Coherent Inc.	20,630	2,181
*	FTI Consulting Inc.	32,684	2,178
	Moog Inc. Class A	28,036	2,172
	Ryder System Inc.	44,735	2,154
	GATX Corp.	30,358	2,150
*	Cimpress NV	20,693	2,140
*	SiteOne Landscape Supply Inc.	38,639	2,136
*	Beacon Roofing Supply Inc.	65,372	2,074
*	Clean Harbors Inc.	41,584	2,052
	Exponent Inc.	40,392	2,048
	Simpson Manufacturing Co. Inc.	37,812	2,047
*	WESCO International Inc.	41,910	2,012
	Vishay Intertechnology Inc.	111,372	2,006
	Brady Corp. Class A	45,531	1,979
*	Integer Holdings Corp.	25,680	1,958
	Valmont Industries Inc.	17,435	1,934
*	Rexnord Corp.	83,941	1,926
	Granite Construction Inc.	47,138	1,899
	Kaman Corp.	33,804	1,896
*	Mercury Systems Inc.	38,455	1,819
*	Rogers Corp.	18,246	1,807
	ABM Industries Inc.	56,058	1,800
	KBR Inc.	115,620	1,755
*	II-VI Inc.	54,061	1,755
	UniFirst Corp.	12,181	1,743
*	Conduent Inc.	162,777	1,730
	Applied Industrial Technologies Inc.	31,778	1,714
*	Dycom Industries Inc.	31,224	1,687
*	Novanta Inc.	26,645	1,679
	Covanta Holding Corp.	123,940	1,663
	Terex Corp.	59,570	1,642
*	Summit Materials Inc. Class A	128,000	1,587
*	Imperva Inc.	27,934	1,556
*	Paylocity Holding Corp.	25,659	1,545
*	Fabrinet	29,647	1,521
	Deluxe Corp.	39,395	1,514
	Otter Tail Corp.	30,453	1,512
*	TriNet Group Inc.	35,302	1,481
	Albany International Corp.	23,274	1,453
*	MINDBODY Inc. Class A	39,728	1,446
	Silgan Holdings Inc.	60,880	1,438
*	TopBuild Corp.	31,762	1,429
	Universal Forest Products Inc.	54,872	1,424
	Watts Water Technologies Inc. Class A	21,958	1,417
	Belden Inc.	33,905	1,416
*	Anixter International Inc.	26,042	1,414
*	Colfax Corp.	67,308	1,407
*	ExlService Holdings Inc.	26,557	1,397
	Franklin Electric Co. Inc.	32,446	1,391
*	Advanced Disposal Services Inc.	57,586	1,379
*	Plexus Corp.	26,625	1,360
	Triton International Ltd.	43,556	1,353
	EVERTEC Inc.	47,131	1,353
*	Itron Inc.	28,601	1,353
	Forward Air Corp.	24,340	1,335
*	Sanmina Corp.	55,306	1,331
	ESCO Technologies Inc.	20,077	1,324
*	Harsco Corp.	65,207	1,295
	World Fuel Services Corp.	59,936	1,283
	Cubic Corp.	23,643	1,271
	Comfort Systems USA Inc.	28,768	1,257
*	Navistar International Corp.	46,171	1,198

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Aerovironment Inc.	17,541	1,192
	AAON Inc.	33,771	1,184
	Mobile Mini Inc.	37,071	1,177
	Mueller Water Products Inc. Class A	129,268	1,176
*	Saia Inc.	20,910	1,167
*	SPX FLOW Inc.	37,735	1,148
	US Ecology Inc.	18,045	1,136
	Werner Enterprises Inc.	38,431	1,135
*	Builders FirstSource Inc.	104,007	1,135
	Badger Meter Inc.	22,996	1,132
*	Masonite International Corp.	25,006	1,121
	Mueller Industries Inc.	47,344	1,106
	Matson Inc.	34,265	1,097
	Raven Industries Inc.	30,302	1,097
	EnPro Industries Inc.	18,157	1,091
*	Air Transport Services Group Inc.	47,665	1,087
*	Evolent Health Inc. Class A	54,307	1,083
	ManTech International Corp. Class A	20,691	1,082
	Schneider National Inc. Class B	57,804	1,079
	Rush Enterprises Inc. Class A	31,205	1,076
	Actuant Corp. Class A	50,575	1,062
	Greenbrier Cos. Inc.	26,817	1,060
*	SPX Corp.	37,218	1,042
	AAR Corp.	27,834	1,039
*	Kratos Defense & Security Solutions Inc.	73,706	1,039
*	Huron Consulting Group Inc.	20,086	1,031
*	TriMas Corp.	36,978	1,009
*	Knowles Corp.	74,961	998
*	Gibraltar Industries Inc.	27,993	996
*	OSI Systems Inc.	13,559	994
	Navigant Consulting Inc.	40,877	983
	ICF International Inc.	15,125	980
	McGrath RentCorp	18,908	973
*	Hub Group Inc. Class A	26,257	973
*	Ambarella Inc.	27,477	961
	Federal Signal Corp.	48,147	958
*	Casella Waste Systems Inc. Class A	33,518	955
*	Pluralsight Inc. Class A	40,243	948
*	JELD-WEN Holding Inc.	66,513	945
	HEICO Corp.	11,996	929
*,^	Inovalon Holdings Inc. Class A	62,594	888
	Aircastle Ltd.	50,696	874
*	Sykes Enterprises Inc.	35,254	872
	Lindsay Corp.	8,863	853
	AZZ Inc.	21,110	852
*	Atlas Air Worldwide Holdings Inc.	20,160	851
*	BMC Stock Holdings Inc.	54,721	847
	Greif Inc. Class A	22,653	841
	Encore Wire Corp.	16,721	839
	Benchmark Electronics Inc.	39,539	837
*	Continental Building Products Inc.	32,894	837
*	TrueBlue Inc.	36,540	813
	Tennant Co.	15,460	806
*	Cardtronics plc Class A	30,792	801
*	CBIZ Inc.	40,609	800
	Boise Cascade Co.	33,505	799
*	TTM Technologies Inc.	80,267	781
	KEMET Corp.	44,448	780
*	Electro Scientific Industries Inc.	25,934	777
	Sun Hydraulics Corp.	23,309	774
*	PGT Innovations Inc.	48,565	770
	Standex International Corp.	11,454	769
*	Atkore International Group Inc.	38,668	767
	Maxar Technologies Ltd.	63,320	757

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Advanced Drainage Systems Inc.	31,198	757
	Apogee Enterprises Inc.	24,976	746
	Methode Electronics Inc.	31,551	735
*	MACOM Technology Solutions Holdings Inc.	50,500	733
*	Verra Mobility Corp.	74,500	727
	Kadant Inc.	8,756	713
	Primoris Services Corp.	37,285	713
	Heartland Express Inc.	38,173	699
	ArcBest Corp.	20,340	697
*	Milacron Holdings Corp.	56,897	677
	AVX Corp.	43,289	660
*	SEACOR Holdings Inc.	17,685	654
*	Tutor Perini Corp.	40,706	650
*	US Concrete Inc.	18,193	642
	Astec Industries Inc.	21,179	639
	CTS Corp.	24,629	638
	ADT Inc.	101,855	612
*	Astronics Corp.	20,071	611
	Wabash National Corp.	46,714	611
	GrafTech International Ltd.	53,370	611
	Douglas Dynamics Inc.	16,976	609
	Alamo Group Inc.	7,835	606
	MTS Systems Corp.	15,006	602
*	Patrick Industries Inc.	20,187	598
	Kforce Inc.	19,074	590
*	Installed Building Products Inc.	17,409	587
*	GMS Inc.	38,560	573
	Altra Industrial Motion Corp.	22,779	573
	Cass Information Systems Inc.	10,770	570
*	Gates Industrial Corp. plc	43,008	569
	H&E Equipment Services Inc.	27,242	556
*	FARO Technologies Inc.	13,577	552
*	Manitowoc Co. Inc.	37,295	551
*	Vicor Corp.	14,546	550
	Mesa Laboratories Inc.	2,614	545
	Kelly Services Inc. Class A	25,951	531
	Gorman-Rupp Co.	16,307	529
	Briggs & Stratton Corp.	39,960	523
*	Thermon Group Holdings Inc.	25,520	518
	Argan Inc.	13,376	506
	Hyster-Yale Materials Handling Inc.	7,868	488
	Marten Transport Ltd.	30,038	486
*	NV5 Global Inc.	8,000	484
	Quanex Building Products Corp.	35,360	481
	Heidrick & Struggles International Inc.	15,355	479
*	Echo Global Logistics Inc.	22,826	464
	Columbus McKinnon Corp.	15,342	462
*	Engility Holdings Inc.	16,142	459
	Ennis Inc.	23,267	448
	Myers Industries Inc.	29,457	445
*	Aegion Corp. Class A	26,897	439
	Global Brass & Copper Holdings Inc.	17,189	432
	Triumph Group Inc.	37,564	432
	Griffon Corp.	41,283	431
*	Evo Payments Inc. Class A	17,445	430
*	CAI International Inc.	17,862	415
	Kimball International Inc. Class B	28,750	408
	TTEC Holdings Inc.	13,839	395
*	Donnelley Financial Solutions Inc.	27,695	389
	DMC Global Inc.	10,744	377
*	Control4 Corp.	21,381	376
*	MYR Group Inc.	13,305	375
*	CIRCOR International Inc.	17,105	364
*	Team Inc.	24,794	363

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Essendant Inc.	28,499	359
	Resources Connection Inc.	25,033	355
	Barrett Business Services Inc.	6,163	353
*	Wesco Aircraft Holdings Inc.	44,634	353
*	DXP Enterprises Inc.	12,663	353
	Park Electrochemical Corp.	19,362	350
	National Research Corp.	9,120	348
	Quad/Graphics Inc.	27,627	340
	NVE Corp.	3,860	338
*	Heritage-Crystal Clean Inc.	14,462	333
*	Ducommun Inc.	9,010	327
*	Kimball Electronics Inc.	20,770	322
*	International Seaways Inc.	19,018	320
	Insteel Industries Inc.	12,734	309
*	Everi Holdings Inc.	59,500	306
*	Veeco Instruments Inc.	40,802	302
*	Great Lakes Dredge & Dock Corp.	44,377	294
*	Willdan Group Inc.	8,200	287
*	Foundation Building Materials Inc.	34,500	287
*	Armstrong Flooring Inc.	23,446	278
*	CryoPort Inc.	24,436	270
*	Landec Corp.	22,489	266
*	Daseke Inc.	70,599	260
	CRA International Inc.	6,014	256
*	Eagle Bulk Shipping Inc.	55,264	255
	Allied Motion Technologies Inc.	5,670	253
*	Sterling Construction Co. Inc.	22,962	250
	RR Donnelley & Sons Co.	63,076	250
*	Covenant Transportation Group Inc. Class A	12,725	244
	Multi-Color Corp.	6,875	241
*	Livent Corp.	17,156	237
*	Lydall Inc.	11,506	234
	REV Group Inc.	30,711	231
*	Cross Country Healthcare Inc.	31,154	228
	Miller Industries Inc.	8,398	227
*	Vishay Precision Group Inc.	7,362	223
*,^	Energous Corp.	38,350	222
	B. Riley Financial Inc.	15,460	220
	Park-Ohio Holdings Corp.	7,129	219
*	Nuvectra Corp.	12,930	211
*	Mistras Group Inc.	14,651	211
*	Blue Bird Corp.	11,166	203
	Daktronics Inc.	27,400	203
	LSC Communications Inc.	28,820	202
	VSE Corp.	6,592	197
*	Energy Recovery Inc.	28,699	193
	Spartan Motors Inc.	26,665	193
*	Franklin Covey Co.	8,466	189
	Advanced Emissions Solutions Inc.	17,790	188
	Powell Industries Inc.	7,356	184
*	CECO Environmental Corp.	27,248	184
	Hurco Cos. Inc.	5,122	183
*	Era Group Inc.	20,725	181
*	Northwest Pipe Co.	7,420	173
	BG Staffing Inc.	8,300	171
*	Commercial Vehicle Group Inc.	29,800	170
	Bel Fuse Inc. Class B	9,138	168
*	ShotSpotter Inc.	5,199	162
*	GP Strategies Corp.	11,933	150
*	PRGX Global Inc.	15,443	146
	Omega Flex Inc.	2,703	146
	Crawford & Co. Class A	16,291	145
*	Radiant Logistics Inc.	33,879	144
	Graham Corp.	6,228	142

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Napco Security Technologies Inc.	8,956	141
*	Twin Disc Inc.	8,958	132
^	EVI Industries Inc.	3,900	130
*	UFP Technologies Inc.	4,305	129
*	Information Services Group Inc.	30,103	128
*	Sparton Corp.	6,834	124
*	Lincoln Educational Services Corp.	38,180	122
*	CyberOptics Corp.	6,773	119
*	Acacia Research Corp.	39,157	117
*,^	Turtle Beach Corp.	8,095	116
	Greif Inc. Class B	2,573	114
*	IntriCon Corp.	4,294	113
	Eastern Co.	4,663	113
*	LB Foster Co. Class A	6,543	104
	Universal Logistics Holdings Inc.	5,652	102
	NACCO Industries Inc. Class A	2,863	97
*	IES Holdings Inc.	6,083	95
*	Transcat Inc.	4,908	93
*	USA Truck Inc.	6,197	93
	United States Lime & Minerals Inc.	1,299	92
*	Lawson Products Inc.	2,846	90
*	Iteris Inc.	24,025	90
*	Charah Solutions Inc.	10,351	86
*	Manitex International Inc.	14,720	84
*	ServiceSource International Inc.	76,745	83
*	Intevac Inc.	15,555	81
*	Universal Technical Institute Inc.	21,583	79
	Crawford & Co. Class B	7,923	71
*	ARC Document Solutions Inc.	34,734	71
*	BlueLinx Holdings Inc.	2,730	67
	LSI Industries Inc.	21,175	67
*	PAM Transportation Services Inc.	1,649	65
*	Gencor Industries Inc.	5,304	58
*,^	Aqua Metals Inc.	30,672	56
*	General Finance Corp.	5,430	55
*,^	ExOne Co.	8,100	54
*	Houston Wire & Cable Co.	10,421	53
*	UQM Technologies Inc.	58,800	50
*	Perceptron Inc.	5,684	46
*	LightPath Technologies Inc. Class A	30,559	46
*	Ultralife Corp.	6,625	45
*	Willis Lease Finance Corp.	1,184	41
*	Luna Innovations Inc.	12,142	41
*	Forterra Inc.	10,680	40
*	Image Sensing Systems Inc.	8,863	40
*	Hudson Technologies Inc.	39,275	35
*	NCI Building Systems Inc.	4,526	33
*	Goldfield Corp.	14,349	32
*	Aspen Aerogels Inc.	14,605	31
	RF Industries Ltd.	3,965	29
*	Capstone Turbine Corp.	47,003	28
*	OptimizeRx Corp.	2,271	25
*	CPI Aerostructures Inc.	3,842	24
*	Frequency Electronics Inc.	2,277	24
	Richardson Electronics Ltd.	2,738	24
	Chicago Rivet & Machine Co.	720	23
	Steel Connect Inc.	12,119	21
*	ALJ Regional Holdings Inc.	15,241	20
*	Fuel Tech Inc.	14,677	17
*	PFSweb Inc.	3,400	17
*	eMagin Corp.	16,765	17
*	Arotech Corp.	6,449	17
*	IEC Electronics Corp.	2,900	17
*	AMREP Corp.	2,763	16

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Tecogen Inc.	4,434	16
*	Broadwind Energy Inc.	12,338	16
	NN Inc.	2,302	15
*	DHI Group Inc.	10,160	15
*	Maxwell Technologies Inc.	7,412	15
*	Babcock & Wilcox Enterprises Inc.	37,497	15
*	Workhorse Group Inc.	26,400	14
*,^	Lightbridge Corp.	25,500	14
*	Digital Ally Inc.	4,862	13
*	Coda Octopus Group Inc.	2,117	12
	Espey Manufacturing & Electronics Corp.	493	12
*	Cardlytics Inc.	1,106	12
*,^	Odyssey Marine Exploration Inc.	3,575	12
*	Air Industries Group	16,352	12
	Issuer Direct Corp.	1,012	11
*	ASV Holdings Inc.	5,637	11
*	StarTek Inc.	1,527	10
*,^	EnSync Inc.	55,876	10
*	Sharps Compliance Corp.	2,907	10
*	Payment Data Systems Inc.	5,731	10
*	Air T Inc.	360	9
	Global Water Resources Inc.	803	8
*	Orion Energy Systems Inc.	13,761	8
*	3PEA International Inc.	2,008	7
*	Volt Information Sciences Inc.	3,202	7
*	Vertex Energy Inc.	6,445	7
*	CUI Global Inc.	5,124	6
*	Huttig Building Products Inc.	3,239	6
*,^	Revolution Lighting Technologies Inc.	13,162	5
*	Medical Transcription Billing Corp.	1,347	5
*	ENGlobal Corp.	8,911	5
*	Wireless Telecom Group Inc.	2,495	4
*	Cemtrex Inc.	6,458	4
*	Black Box Corp.	2,879	3
*	Polar Power Inc.	600	3
*	Ballantyne Strong Inc.	2,500	3
	Bel Fuse Inc. Class A	200	3
*,^	Boxlight Corp. Class A	2,278	3
*	Energy Focus Inc.	4,166	3
*	Synthesis Energy Systems Inc.	3,101	2
*	Pioneer Power Solutions Inc.	413	2
*	Command Security Corp.	734	2
*	Innovative Solutions & Support Inc.	795	2
*	Taylor Devices Inc.	138	2
*	Perma-Fix Environmental Services	614	1
*	Roadrunner Transportation Systems Inc.	1,566	1
*	Bio-key International Inc.	844	1
*,^	DPW Holdings Inc.	5,400	1
*	Applied DNA Sciences Inc.	1,335	1
*	SIFCO Industries Inc.	100	—
	AMCON Distributing Co.	3	—
*	Patriot Transportation Holding Inc.	14	—
*	Professional Diversity Network Inc.	250	—
*	SigmaTron International Inc.	85	—
*,§	Patriot National Inc.	7,513	—
*	GEE Group Inc.	200	—
*	Continental Materials Corp.	9	—
*	Sypris Solutions Inc.	93	—
*	ClearSign Combustion Corp.	64	—
*	AeroCentury Corp.	6	—
			2,816,358
Oil & Gas (3.0%)
	Exxon Mobil Corp.	3,691,100	251,696
	Chevron Corp.	1,660,460	180,641

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	ConocoPhillips	999,359	62,310
	EOG Resources Inc.	505,040	44,045
	Occidental Petroleum Corp.	655,055	40,207
	Marathon Petroleum Corp.	599,913	35,401
	Schlumberger Ltd.	975,436	35,194
	Phillips 66	384,934	33,162
	Valero Energy Corp.	369,203	27,679
	Kinder Morgan Inc.	1,627,482	25,031
	Williams Cos. Inc.	1,048,632	23,122
	Halliburton Co.	786,698	20,910
	Pioneer Natural Resources Co.	150,309	19,769
	ONEOK Inc.	361,605	19,509
	Anadarko Petroleum Corp.	442,342	19,392
*	Concho Resources Inc.	175,425	18,032
	Diamondback Energy Inc.	142,083	13,171
*	Cheniere Energy Inc.	199,953	11,835
	Marathon Oil Corp.	753,376	10,803
	Hess Corp.	264,588	10,716
	Baker Hughes a GE Co. Class A	457,691	9,840
	National Oilwell Varco Inc.	353,159	9,076
	Devon Energy Corp.	393,564	8,871
	Apache Corp.	331,998	8,715
	Cabot Oil & Gas Corp.	380,243	8,498
	Noble Energy Inc.	422,456	7,925
	Targa Resources Corp.	216,829	7,810
	HollyFrontier Corp.	149,639	7,650
	OGE Energy Corp.	165,203	6,474
	Cimarex Energy Co.	86,962	5,361
	Helmerich & Payne Inc.	100,232	4,805
	EQT Corp.	219,453	4,145
*	WPX Energy Inc.	364,701	4,139
*	Continental Resources Inc.	89,308	3,589
*	Equitrans Midstream Corp.	177,875	3,561
*	Transocean Ltd.	502,521	3,487
	Murphy Oil Corp.	147,533	3,451
	PBF Energy Inc. Class A	100,050	3,269
*	First Solar Inc.	67,154	2,851
	Core Laboratories NV	47,495	2,834
*	Newfield Exploration Co.	190,783	2,797
	Patterson-UTI Energy Inc.	223,989	2,318
	Delek US Holdings Inc.	69,819	2,270
*	Antero Resources Corp.	232,336	2,182
*	Apergy Corp.	79,020	2,140
*	Oasis Petroleum Inc.	385,870	2,134
	Range Resources Corp.	209,272	2,003
*	Chart Industries Inc.	30,549	1,987
*	PDC Energy Inc.	66,267	1,972
*	Whiting Petroleum Corp.	80,137	1,818
*	Centennial Resource Development Inc. Class A	155,283	1,711
*	Southwestern Energy Co.	493,272	1,682
*	Parsley Energy Inc. Class A	96,345	1,540
	Ensco plc Class A	414,588	1,476
	SM Energy Co.	92,399	1,430
*	Oceaneering International Inc.	113,205	1,370
*	Matador Resources Co.	87,482	1,359
*	Dril-Quip Inc.	44,865	1,347
*	CNX Resources Corp.	115,973	1,324
*	Callon Petroleum Co.	196,739	1,277
	SemGroup Corp. Class A	88,061	1,213
*	Rowan Cos. plc Class A	144,319	1,211
*	ProPetro Holding Corp.	94,413	1,163
*	QEP Resources Inc.	202,403	1,140
*	C&J Energy Services Inc.	83,454	1,127
*	Arcosa Inc.	39,500	1,094

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Archrock Inc.	142,927	1,071
*	Oil States International Inc.	73,599	1,051
*	NOW Inc.	90,151	1,049
*	Magnolia Oil & Gas Corp.	92,500	1,037
*	SRC Energy Inc.	208,498	980
*	Cactus Inc. Class A	34,781	953
	CVR Energy Inc.	27,380	944
*	Gulfport Energy Corp.	142,374	933
*,^	Diamond Offshore Drilling Inc.	92,328	872
	Nabors Industries Ltd.	429,100	858
*	MRC Global Inc.	70,144	858
*	Tidewater Inc.	42,014	804
*	Carrizo Oil & Gas Inc.	69,006	779
*	Renewable Energy Group Inc.	29,600	761
*	Noble Corp. plc	288,967	757
*,^	Tellurian Inc.	107,500	747
*	Helix Energy Solutions Group Inc.	131,341	711
*	Unit Corp.	48,787	697
*	Exterran Corp.	38,480	681
*	Northern Oil and Gas Inc.	276,657	625
*	Newpark Resources Inc.	90,970	625
*	California Resources Corp.	35,128	599
*	Denbury Resources Inc.	336,215	575
*	Penn Virginia Corp.	10,453	565
*	TPI Composites Inc.	18,980	467
*	TETRA Technologies Inc.	272,576	458
*	Jagged Peak Energy Inc.	49,967	456
*	Matrix Service Co.	25,232	453
*	WildHorse Resource Development Corp.	31,734	448
	Liberty Oilfield Services Inc. Class A	33,335	432
*	Extraction Oil & Gas Inc.	96,732	415
*	Resolute Energy Corp.	14,267	413
	Falcon Minerals Corp.	48,113	409
*	Select Energy Services Inc. Class A	61,256	387
*	Par Pacific Holdings Inc.	27,116	384
	Green Plains Inc.	27,867	365
	McDermott International Inc.	55,084	360
*	Keane Group Inc.	43,672	357
*	Roan Resources Inc.	42,600	357
	Solaris Oilfield Infrastructure Inc. Class A	29,355	355
	RPC Inc.	35,099	346
*	Nine Energy Service Inc.	15,118	341
*	Bonanza Creek Energy Inc.	16,237	336
*	Ring Energy Inc.	63,894	325
*,^	Enphase Energy Inc.	66,352	314
*	SandRidge Energy Inc.	41,179	313
*	W&T Offshore Inc.	75,494	311
*	FTS International Inc.	43,451	309
*	Midstates Petroleum Co. Inc.	39,900	300
*	REX American Resources Corp.	4,180	285
*,^	SunPower Corp. Class A	54,797	272
*	Gulf Island Fabrication Inc.	35,021	253
	Mammoth Energy Services Inc.	13,863	249
*,^	Halcon Resources Corp.	143,399	244
*	SEACOR Marine Holdings Inc.	18,716	220
	Panhandle Oil and Gas Inc. Class A	13,586	211
*	Natural Gas Services Group Inc.	12,532	206
*	Ameresco Inc. Class A	14,128	199
*,^	Plug Power Inc.	156,250	194
*,^	American Superconductor Corp.	17,349	193
*	Legacy Reserves Inc.	123,500	190
*	Geospace Technologies Corp.	17,996	186
*	HighPoint Resources Corp.	73,859	184
*	Chaparral Energy Inc. Class A	36,800	181

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Evolution Petroleum Corp.	25,428	173
*	Smart Sand Inc.	72,200	160
*	SilverBow Resources Inc.	6,356	150
*	Trecora Resources	18,615	145
*	Ultra Petroleum Corp.	186,236	142
*,^	Covia Holdings Corp.	38,108	130
*	Goodrich Petroleum Corp.	9,635	130
*	Abraxas Petroleum Corp.	92,700	101
*	Talos Energy Inc.	5,869	96
*	Pioneer Energy Services Corp.	75,924	93
	Berry Petroleum Corp.	10,342	90
*	Earthstone Energy Inc. Class A	18,476	84
*	Green Brick Partners Inc.	10,348	75
*	Contango Oil & Gas Co.	21,517	70
*	VAALCO Energy Inc.	45,501	67
*	Altus Midstream Co. Class A	8,158	63
	Adams Resources & Energy Inc.	1,482	57
*	Dawson Geophysical Co.	16,772	57
*	Hornbeck Offshore Services Inc.	38,441	55
*	Flotek Industries Inc.	49,518	54
*,^	Eclipse Resources Corp.	47,820	50
*	ION Geophysical Corp.	9,225	48
*	Pacific Ethanol Inc.	55,162	47
*	Quintana Energy Services Inc.	13,153	46
*	Mitcham Industries Inc.	16,524	42
*	Lonestar Resources US Inc. Class A	11,253	41
*	Infrastructure and Energy Alternatives Inc.	4,787	39
*	Rosehill Resources Inc. Class A	17,082	38
*,^	FuelCell Energy Inc.	57,259	32
*	Ranger Energy Services Inc.	5,951	31
*	Isramco Inc.	251	30
*,^	PHI Inc.	8,979	20
*	PHI Inc.	9,050	17
*,^	Torchlight Energy Resources Inc.	26,097	15
*	Independence Contract Drilling Inc.	4,193	13
*	Superior Drilling Products Inc.	10,866	13
*,^	SAExploration Holdings Inc.	5,831	11
*	Key Energy Services Inc.	4,895	10
*	Approach Resources Inc.	9,705	8
*,^	Aemetis Inc.	9,095	6
*,^	Zion Oil & Gas Inc.	12,785	5
*	Enservco Corp.	10,538	4
*	Ideal Power Inc.	10,110	2
*	Houston American Energy Corp.	7,900	1
*	Tidewater Inc. Warrants	535	1
*	Tidewater Inc. Warrants	579	1
*,^	Basic Energy Services Inc. Warrants Exp. 12/23/2023	2,067	—
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	2,104	—
*,§	Rex Energy Corp.	900	—
*,§	Harvest Natural Resources Inc.	20,906	—
			1,096,834
Technology (11.6%)
	Microsoft Corp.	6,711,568	681,694
	Apple Inc.	3,712,703	585,642
*	Facebook Inc. Class A	2,088,143	273,735
*	Alphabet Inc. Class A	260,242	271,942
*	Alphabet Inc. Class C	258,022	267,210
	Intel Corp.	3,967,952	186,216
	Cisco Systems Inc.	3,918,610	169,793
	Oracle Corp.	2,300,102	103,850
*	Adobe Inc.	426,205	96,425
	International Business Machines Corp.	791,530	89,973
	Broadcom Inc.	341,868	86,930
*	salesforce.com Inc.	631,157	86,450

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Texas Instruments Inc.	839,332	79,317
	QUALCOMM Inc.	1,057,379	60,175
	NVIDIA Corp.	435,394	58,125
	Intuit Inc.	214,759	42,275
	Cognizant Technology Solutions Corp. Class A	502,920	31,925
*	Micron Technology Inc.	985,553	31,272
	HP Inc.	1,376,200	28,157
	Applied Materials Inc.	858,753	28,116
*	ServiceNow Inc.	157,678	28,075
	Analog Devices Inc.	324,998	27,895
*	Red Hat Inc.	153,144	26,898
*	Autodesk Inc.	202,071	25,988
	Corning Inc.	698,789	21,110
*	Workday Inc. Class A	130,748	20,878
	Xilinx Inc.	221,594	18,873
	Lam Research Corp.	136,500	18,587
*	Twitter Inc.	595,903	17,126
	Hewlett Packard Enterprise Co.	1,293,452	17,086
	Motorola Solutions Inc.	145,097	16,692
	Microchip Technology Inc.	214,117	15,399
*	Advanced Micro Devices Inc.	825,418	15,237
*	Palo Alto Networks Inc.	80,630	15,187
*	Cerner Corp.	276,102	14,479
*	VeriSign Inc.	95,811	14,208
	Harris Corp.	104,640	14,090
*	Splunk Inc.	127,646	13,384
	NetApp Inc.	221,304	13,205
	DXC Technology Co.	245,985	13,079
	Maxim Integrated Products Inc.	250,596	12,743
*	IAC/InterActiveCorp	68,353	12,511
	KLA-Tencor Corp.	136,775	12,240
	Citrix Systems Inc.	108,035	11,069
*	Cadence Design Systems Inc.	253,665	11,029
*	Synopsys Inc.	128,100	10,791
	CDW Corp.	132,300	10,723
	Skyworks Solutions Inc.	159,000	10,656
*	ANSYS Inc.	72,310	10,336
*	Arista Networks Inc.	48,155	10,146
	Symantec Corp.	530,266	10,019
*	Gartner Inc.	76,976	9,841
*	GoDaddy Inc. Class A	149,110	9,785
*	Veeva Systems Inc. Class A	105,344	9,409
*	Fortinet Inc.	132,454	9,329
	VMware Inc. Class A	66,654	9,140
	Marvell Technology Group Ltd.	558,863	9,048
	Western Digital Corp.	242,624	8,970
	SS&C Technologies Holdings Inc.	195,551	8,821
	Seagate Technology plc	224,236	8,653
*	F5 Networks Inc.	52,929	8,576
	Juniper Networks Inc.	305,305	8,216
*	Akamai Technologies Inc.	134,226	8,199
*	Tableau Software Inc. Class A	66,118	7,934
*	PTC Inc.	91,656	7,598
*	Qorvo Inc.	115,628	7,022
	Leidos Holdings Inc.	129,701	6,838
*	Ultimate Software Group Inc.	26,241	6,426
*	Tyler Technologies Inc.	34,124	6,341
*	ON Semiconductor Corp.	380,311	6,279
*	Zendesk Inc.	98,324	5,739
*	EPAM Systems Inc.	49,095	5,695
*	Twilio Inc. Class A	63,443	5,665
*	Guidewire Software Inc.	68,882	5,526
*	Dell Technologies Inc.	111,353	5,442
*	Integrated Device Technology Inc.	111,111	5,381

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	CDK Global Inc.	112,149	5,370
	Teradyne Inc.	166,820	5,235
*	Paycom Software Inc.	41,842	5,124
*	Aspen Technology Inc.	61,703	5,071
*	Okta Inc.	78,424	5,003
*	Nutanix Inc.	115,671	4,811
*	RingCentral Inc. Class A	55,643	4,587
*	athenahealth Inc.	34,541	4,557
	Cypress Semiconductor Corp.	347,512	4,420
*	ARRIS International plc	144,513	4,418
*	Ciena Corp.	130,141	4,413
	Monolithic Power Systems Inc.	37,468	4,356
*	HubSpot Inc.	32,209	4,050
*	Proofpoint Inc.	48,182	4,038
	Entegris Inc.	140,558	3,921
*	Cree Inc.	91,160	3,899
	LogMeIn Inc.	46,753	3,814
*	Teradata Corp.	98,642	3,784
*	Medidata Solutions Inc.	52,384	3,532
*	Silicon Laboratories Inc.	42,759	3,370
	MKS Instruments Inc.	51,874	3,352
*	Nuance Communications Inc.	244,922	3,240
*	RealPage Inc.	66,740	3,216
*	Tech Data Corp.	38,460	3,146
*	CACI International Inc. Class A	21,733	3,130
*	New Relic Inc.	37,698	3,052
	SYNNEX Corp.	37,598	3,039
*	DocuSign Inc. Class A	75,600	3,030
*	Coupa Software Inc.	47,562	2,990
	Blackbaud Inc.	47,033	2,958
*	Pure Storage Inc. Class A	178,801	2,875
*	ViaSat Inc.	48,714	2,872
*	Lumentum Holdings Inc.	67,346	2,829
*	Verint Systems Inc.	66,614	2,818
*,^	Dropbox Inc. Class A	133,251	2,722
*	Cornerstone OnDemand Inc.	53,736	2,710
	j2 Global Inc.	38,477	2,670
*	FireEye Inc.	162,817	2,639
*	2U Inc.	52,714	2,621
*	Semtech Corp.	54,781	2,513
*	NCR Corp.	108,400	2,502
	Science Applications International Corp.	39,231	2,499
*	ACI Worldwide Inc.	89,337	2,472
	Cabot Microelectronics Corp.	25,913	2,471
*	Finisar Corp.	112,212	2,424
*	Manhattan Associates Inc.	55,787	2,364
	Perspecta Inc.	132,750	2,286
*	Qualys Inc.	29,648	2,216
*	Zscaler Inc.	54,735	2,146
*	Viavi Solutions Inc.	209,257	2,103
*	Box Inc.	121,921	2,058
*	CommVault Systems Inc.	33,925	2,005
	Match Group Inc.	46,851	2,004
*	Premier Inc. Class A	53,220	1,988
*	Five9 Inc.	44,951	1,965
*,^	MongoDB Inc.	22,946	1,921
	InterDigital Inc.	28,326	1,882
*	Alteryx Inc. Class A	30,690	1,825
*	Bottomline Technologies DE Inc.	37,512	1,801
*	Envestnet Inc.	36,321	1,787
*	Cirrus Logic Inc.	53,279	1,768
*	Allscripts Healthcare Solutions Inc.	172,358	1,662
*	Alarm.com Holdings Inc.	31,901	1,655
	Brooks Automation Inc.	60,475	1,583

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Pegasystems Inc.	32,701	1,564
	Cogent Communications Holdings Inc.	34,514	1,560
*	SailPoint Technologies Holding Inc.	66,414	1,560
*	NetScout Systems Inc.	64,664	1,528
*	EchoStar Corp. Class A	41,573	1,527
*	Q2 Holdings Inc.	30,254	1,499
*	Advanced Energy Industries Inc.	34,790	1,494
	Power Integrations Inc.	24,090	1,469
*	Varonis Systems Inc.	27,163	1,437
*	Synaptics Inc.	37,323	1,389
	Progress Software Corp.	39,116	1,388
^	Ubiquiti Networks Inc.	13,654	1,357
*	Avaya Holdings Corp.	93,212	1,357
*	Apptio Inc. Class A	35,617	1,352
*	Ellie Mae Inc.	21,100	1,326
*	NETGEAR Inc.	24,908	1,296
*	Everbridge Inc.	21,787	1,237
	Plantronics Inc.	37,180	1,231
*	Blackline Inc.	29,094	1,191
*	Insight Enterprises Inc.	28,900	1,178
*	Ceridian HCM Holding Inc.	33,728	1,163
*	SPS Commerce Inc.	14,058	1,158
*	Diodes Inc.	35,828	1,156
*	Rapid7 Inc.	36,768	1,146
*	Inphi Corp.	34,907	1,122
*	Instructure Inc.	29,721	1,115
*	SendGrid Inc.	24,857	1,073
*	Virtusa Corp.	25,108	1,069
*	MicroStrategy Inc. Class A	8,317	1,062
*	Hortonworks Inc.	71,407	1,030
*	Blucora Inc.	36,797	980
*	MaxLinear Inc.	55,399	975
	TiVo Corp.	102,737	967
*	Zuora Inc. Class A	52,880	959
*	FormFactor Inc.	67,059	945
*	Rambus Inc.	122,637	941
*	Vocera Communications Inc.	23,780	936
*	Acacia Communications Inc.	24,595	935
*	Electronics For Imaging Inc.	37,580	932
*	3D Systems Corp.	89,537	911
*	Boingo Wireless Inc.	44,036	906
	Pitney Bowes Inc.	153,025	904
	CSG Systems International Inc.	28,208	896
*	Pivotal Software Inc. Class A	54,664	894
*	NextGen Healthcare Inc.	58,442	885
*	Tabula Rasa HealthCare Inc.	13,212	842
*	LivePerson Inc.	44,655	842
*	PROS Holdings Inc.	25,064	787
	NIC Inc.	62,874	785
	Xperi Corp.	42,445	781
	Ebix Inc.	18,290	778
*	ScanSource Inc.	22,256	765
*	Benefitfocus Inc.	16,640	761
*	ePlus Inc.	10,566	752
*	Workiva Inc.	20,706	743
*	ForeScout Technologies Inc.	28,187	733
*	Cray Inc.	32,867	710
*	Appfolio Inc.	11,922	706
*	Cision Ltd.	58,714	687
*	Lattice Semiconductor Corp.	98,827	684
	Cohu Inc.	41,424	666
*	Yext Inc.	42,754	635
*	Carbonite Inc.	24,952	630
*	Altair Engineering Inc. Class A	22,726	627

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	ADTRAN Inc.	58,142	624
*	Extreme Networks Inc.	102,337	624
*	Photronics Inc.	62,424	604
*	Perficient Inc.	26,666	594
*	Appian Corp. Class A	22,178	592
*	Infinera Corp.	148,056	591
*	Axcelis Technologies Inc.	32,612	580
*	Nanometrics Inc.	20,501	560
*	Rudolph Technologies Inc.	27,238	558
	Shutterstock Inc.	15,200	547
*	Amkor Technology Inc.	81,462	534
*	Carbon Black Inc.	37,600	505
*	nLight Inc.	26,388	469
*	Unisys Corp.	40,193	467
	Forrester Research Inc.	10,443	467
*	Elastic NV	6,510	465
	Comtech Telecommunications Corp.	18,775	457
*	CEVA Inc.	19,776	437
*,^	Ichor Holdings Ltd.	26,557	433
	Presidio Inc.	32,705	427
*	Loral Space & Communications Inc.	11,163	416
*	Calix Inc.	41,922	409
*	Smartsheet Inc. Class A	15,772	392
*	CalAmp Corp.	30,008	390
*	Anaplan Inc.	14,594	387
*	Upland Software Inc.	13,918	378
*	Endurance International Group Holdings Inc.	54,822	365
*,^	Avalara Inc.	11,343	353
*	OneSpan Inc.	26,867	348
*	Mitek Systems Inc.	32,000	346
*	Ultra Clean Holdings Inc.	39,162	332
*	Quantenna Communications Inc.	22,681	325
	Computer Programs & Systems Inc.	12,913	324
*	Harmonic Inc.	67,100	317
	QAD Inc. Class A	7,785	306
	Hackett Group Inc.	18,781	301
*	CommScope Holding Co. Inc.	18,289	300
*	Bandwidth Inc. Class A	7,218	294
*	Zix Corp.	51,301	294
*	MobileIron Inc.	63,952	294
*	Castlight Health Inc. Class B	134,732	292
	Systemax Inc.	12,153	290
*	Domo Inc.	14,785	290
*	Meet Group Inc.	60,820	282
*	Model N Inc.	21,225	281
*,^	TransEnterix Inc.	124,221	281
*	Rosetta Stone Inc.	17,100	280
*	KeyW Holding Corp.	41,478	277
	Monotype Imaging Holdings Inc.	17,718	275
*	Casa Systems Inc.	20,846	274
	American Software Inc. Class A	25,778	269
*	Applied Optoelectronics Inc.	17,370	268
	PC Connection Inc.	8,991	267
*	Tenable Holdings Inc.	11,553	256
*	NeoPhotonics Corp.	36,096	234
*	Digi International Inc.	22,736	229
*	Ribbon Communications Inc.	47,385	228
*	Immersion Corp.	25,076	225
	Simulations Plus Inc.	11,089	221
*,^	Eventbrite Inc. Class A	7,927	220
*	Alpha & Omega Semiconductor Ltd.	21,454	219
*	Limelight Networks Inc.	93,421	219
*	ChannelAdvisor Corp.	19,132	217
*	Vectrus Inc.	10,033	216

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Impinj Inc.	13,550	197
*	A10 Networks Inc.	30,984	193
*	Adesto Technologies Corp.	43,800	193
*	DSP Group Inc.	17,047	191
*	I3 Verticals Inc. Class A	7,660	185
*	PAR Technology Corp.	8,403	183
*	Internap Corp.	44,000	183
*	Ooma Inc.	12,977	180
*	WideOpenWest Inc.	25,187	180
*	RigNet Inc.	13,937	176
*	Agilysys Inc.	12,099	173
	Diebold Nixdorf Inc.	68,312	170
*	Brightcove Inc.	24,102	170
*	USA Technologies Inc.	43,260	168
	ConvergeOne Holdings Inc.	13,511	167
*	AXT Inc.	38,085	166
*	PDF Solutions Inc.	18,435	155
*	SecureWorks Corp. Class A	8,360	141
*	Amber Road Inc.	17,082	141
*	SVMK Inc.	10,993	135
*,^	Inseego Corp.	31,094	129
*	EMCORE Corp.	28,836	121
*	NetSol Technologies Inc.	18,320	113
*	Exela Technologies Inc.	28,584	111
*	VirnetX Holding Corp.	41,095	99
*	Pixelworks Inc.	33,398	97
*	KVH Industries Inc.	9,261	95
	Preformed Line Products Co.	1,727	94
*	Tucows Inc. Class A	1,555	93
*	Aerohive Networks Inc.	27,673	90
*	Airgain Inc.	8,706	86
*	Telenav Inc.	18,891	77
	TESSCO Technologies Inc.	6,381	77
*	Telaria Inc.	27,025	74
*	Great Elm Capital Group Inc.	20,161	68
	TransAct Technologies Inc.	7,400	66
*	inTEST Corp.	10,300	63
*	Park City Group Inc.	9,825	59
*	Icad Inc.	15,448	57
*	QuickLogic Corp.	76,177	56
*	Amtech Systems Inc.	12,044	55
*	ID Systems Inc.	9,730	54
*	Aquantia Corp.	6,045	53
	GlobalSCAPE Inc.	11,463	51
*	eGain Corp.	7,815	51
*	GSI Technology Inc.	9,474	49
*	ACM Research Inc. Class A	4,340	47
	AstroNova Inc.	2,500	47
*	Kopin Corp.	46,700	47
*	Aware Inc.	12,461	45
*	Finjan Holdings Inc.	17,695	44
*	SharpSpring Inc.	2,976	38
*	Identiv Inc.	10,116	36
*	Computer Task Group Inc.	8,102	33
	CSP Inc.	3,226	32
*	Rimini Street Inc.	6,109	31
*	LRAD Corp.	12,036	30
*	DASAN Zhone Solutions Inc.	1,914	27
*	Resonant Inc.	19,342	26
*	RCM Technologies Inc.	8,218	25
*	RumbleON Inc. Class B	4,688	25
*	Everspin Technologies Inc.	4,475	25
*	Atomera Inc.	7,965	23
*	Alithya Group Inc. Class A	9,617	23

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Red Violet Inc.	3,373	23
*	ADDvantage Technologies Group Inc.	15,821	22
*	Seachange International Inc.	16,917	21
*	Support.com Inc.	8,416	21
	QAD Inc. Class B	677	20
*	Data I/O Corp.	3,446	17
*	Qumu Corp.	8,958	17
*,^	Marin Software Inc.	3,143	17
*	Synacor Inc.	10,592	16
*	Neurotrope Inc.	3,942	14
*	Aehr Test Systems	8,952	13
*	Aviat Networks Inc.	947	13
*	Key Tronic Corp.	2,205	12
*	Veritone Inc.	3,120	12
*	Intermolecular Inc.	11,600	12
*	VOXX International Corp. Class A	2,952	12
*	GSE Systems Inc.	5,375	11
*	Westell Technologies Inc. Class A	5,884	11
*	Lantronix Inc.	3,742	11
*	CynergisTek Inc.	2,254	11
	Wayside Technology Group Inc.	1,067	11
*	Evolving Systems Inc.	8,943	11
*	SITO Mobile Ltd.	11,333	10
*	CVD Equipment Corp.	2,775	10
*,^	NXT-ID Inc.	13,508	9
*	Intellicheck Inc.	4,140	9
*	BSQUARE Corp.	4,750	7
*	Quantum Corp.	3,643	7
*	WidePoint Corp.	16,222	7
*	Majesco	847	6
*	Xcel Brands Inc.	5,275	6
	Network-1 Technologies Inc.	2,545	6
	ClearOne Inc.	4,172	5
*	Trio-Tech International	2,032	5
*,^	Ominto Inc.	7,114	5
	Communications Systems Inc.	1,880	4
*	Optical Cable Corp.	902	3
*	Innodata Inc.	1,899	3
*	Streamline Health Solutions Inc.	3,580	3
*	BroadVision Inc.	2,382	3
*	Qualstar Corp.	400	2
*	Sunworks Inc.	6,576	2
*	Inuvo Inc.	1,600	2
*	Mastech Digital Inc.	264	2
	PC-Tel Inc.	290	1
*,§	Ocera Therapeutics CVR Line	3,700	1
*	Cinedigm Corp. Class A	1,800	1
	BK Technologies Inc.	247	1
*	FTE Networks Inc.	315	1
*	ARC Group Worldwide Inc.	400	—
*	Fusion Connect Inc.	100	—
*	Socket Mobile Inc.	100	—
*	Neonode Inc.	1	—
*,§	Biosante Pharmaceutical Inc. CVR	14,250	—
			4,231,384
Telecommunications (1.2%)
	Verizon Communications Inc.	3,587,835	201,708
	AT&T Inc.	6,326,935	180,571
*	T-Mobile US Inc.	256,621	16,324
	CenturyLink Inc.	853,650	12,933
*	Zayo Group Holdings Inc.	186,287	4,255
*	Sprint Corp.	515,427	3,000
	Telephone & Data Systems Inc.	79,825	2,597
	Shenandoah Telecommunications Co.	39,239	1,736

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Vonage Holdings Corp.	193,960	1,693
*	Intelsat SA	66,837	1,430
*	Iridium Communications Inc.	76,479	1,411
*	8x8 Inc.	72,853	1,314
*,^	GTT Communications Inc.	36,731	869
*	United States Cellular Corp.	13,739	714
	Consolidated Communications Holdings Inc.	62,531	618
	ATN International Inc.	8,018	573
*	Globalstar Inc.	820,100	525
*	ORBCOMM Inc.	62,272	514
*	pdvWireless Inc.	10,048	376
*	Cincinnati Bell Inc.	39,817	310
	Spok Holdings Inc.	16,242	215
	IDT Corp. Class B	18,352	114
*	Alaska Communications Systems Group Inc.	58,205	84
			433,884
Utilities (2.0%)
	NextEra Energy Inc.	409,730	71,219
	Duke Energy Corp.	628,583	54,247
	Dominion Energy Inc.	575,407	41,119
	Southern Co.	890,186	39,097
	Exelon Corp.	829,316	37,402
	American Electric Power Co. Inc.	438,159	32,748
	Sempra Energy	231,719	25,070
	Xcel Energy Inc.	471,278	23,220
	Public Service Enterprise Group Inc.	442,579	23,036
	Consolidated Edison Inc.	291,282	22,271
	WEC Energy Group Inc.	276,178	19,128
	PPL Corp.	643,086	18,219
	Eversource Energy	275,499	17,918
	DTE Energy Co.	157,080	17,326
	FirstEnergy Corp.	438,450	16,464
	Edison International	284,935	16,176
	American Water Works Co. Inc.	158,740	14,409
	Entergy Corp.	166,656	14,344
	Ameren Corp.	205,903	13,431
	Evergy Inc.	229,150	13,009
	CMS Energy Corp.	249,984	12,412
	CenterPoint Energy Inc.	428,077	12,085
	NRG Energy Inc.	244,879	9,697
*	Alliant Energy Corp.	217,561	9,192
	NiSource Inc.	354,940	8,998
	Atmos Energy Corp.	95,664	8,870
	AES Corp.	577,059	8,344
	Pinnacle West Capital Corp.	96,331	8,207
*	Vistra Energy Corp.	353,030	8,081
	UGI Corp.	147,501	7,869
	SCANA Corp.	117,511	5,615
	Aqua America Inc.	156,168	5,339
	Vectren Corp.	66,363	4,777
	IDACORP Inc.	44,585	4,149
	PNM Resources Inc.	98,319	4,040
*	PG&E Corp.	166,945	3,965
	Portland General Electric Co.	83,463	3,827
	Southwest Gas Holdings Inc.	46,321	3,544
	National Fuel Gas Co.	69,146	3,539
	ALLETE Inc.	45,161	3,442
	ONE Gas Inc.	42,238	3,362
	Hawaiian Electric Industries Inc.	90,983	3,332
	Spire Inc.	44,900	3,326
	Black Hills Corp.	52,315	3,284
	New Jersey Resources Corp.	70,678	3,228
	Avangrid Inc.	58,265	2,918
	NorthWestern Corp.	42,418	2,521

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Avista Corp.	55,618	2,363
	American States Water Co.	30,295	2,031
	Ormat Technologies Inc.	38,828	2,031
	South Jersey Industries Inc.	72,415	2,013
	California Water Service Group	39,504	1,883
	El Paso Electric Co.	35,800	1,795
	MGE Energy Inc.	29,718	1,782
	Pattern Energy Group Inc. Class A	86,490	1,610
	Northwest Natural Holding Co.	23,907	1,445
	SJW Group	20,012	1,113
	Chesapeake Utilities Corp.	12,060	980
*	Sunrun Inc.	78,926	859
	Middlesex Water Co.	12,574	671
	TerraForm Power Inc. Class A	57,787	648
*	Evoqua Water Technologies Corp.	61,879	594
	Connecticut Water Service Inc.	8,747	585
	Unitil Corp.	11,321	573
*,^	Cadiz Inc.	36,465	376
	York Water Co.	10,526	337
*	AquaVenture Holdings Ltd.	11,943	226
	Artesian Resources Corp. Class A	6,304	220
*	Atlantic Power Corp.	90,045	195
	RGC Resources Inc.	5,800	174
*	Pure Cycle Corp.	12,161	121
*,^	Vivint Solar Inc.	31,019	118
	Genie Energy Ltd. Class B	13,203	80
	Spark Energy Inc. Class A	9,172	68
*,^	Bloom Energy Corp. Class A	1,283	13
			712,720
Total Common Stocks (Cost $11,051,051)			21,787,007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (25.3%)
U.S. Government Securities (15.8%)
United States Treasury Note/Bond	1.375%	1/15/20	10,028	9,900
United States Treasury Note/Bond	1.250%	1/31/20	17,475	17,221
United States Treasury Note/Bond	1.375%	1/31/20	2,295	2,265
United States Treasury Note/Bond	2.000%	1/31/20	8,400	8,344
United States Treasury Note/Bond	1.375%	2/15/20	20,386	20,106
United States Treasury Note/Bond	3.625%	2/15/20	20,278	20,493
United States Treasury Note/Bond	8.500%	2/15/20	1,869	1,989
United States Treasury Note/Bond	1.375%	2/29/20	14,143	13,944
United States Treasury Note/Bond	2.250%	2/29/20	5,156	5,135
United States Treasury Note/Bond	1.625%	3/15/20	12,380	12,243
United States Treasury Note/Bond	1.125%	3/31/20	11,000	10,806
United States Treasury Note/Bond	1.375%	3/31/20	20,250	19,953
United States Treasury Note/Bond	2.250%	3/31/20	8,807	8,771
United States Treasury Note/Bond	1.500%	4/15/20	29,330	28,936
United States Treasury Note/Bond	1.125%	4/30/20	7,970	7,819
United States Treasury Note/Bond	1.375%	4/30/20	36,097	35,544
United States Treasury Note/Bond	2.375%	4/30/20	28,762	28,685
United States Treasury Note/Bond	1.500%	5/15/20	81,832	80,668
United States Treasury Note/Bond	3.500%	5/15/20	18,560	18,786
United States Treasury Note/Bond	1.375%	5/31/20	18,815	18,509
United States Treasury Note/Bond	1.500%	5/31/20	29,462	29,029
United States Treasury Note/Bond	2.500%	5/31/20	16,705	16,689
United States Treasury Note/Bond	1.500%	6/15/20	15,000	14,775
United States Treasury Note/Bond	1.625%	6/30/20	26,710	26,351
United States Treasury Note/Bond	1.875%	6/30/20	21,525	21,310
United States Treasury Note/Bond	2.500%	6/30/20	22,810	22,789

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.500%	7/15/20	44,330	43,630
United States Treasury Note/Bond	1.625%	7/31/20	16,115	15,886
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,215
United States Treasury Note/Bond	2.625%	7/31/20	18,660	18,680
United States Treasury Note/Bond	1.500%	8/15/20	9,880	9,716
United States Treasury Note/Bond	2.625%	8/15/20	13,775	13,794
United States Treasury Note/Bond	1.375%	8/31/20	19,177	18,814
United States Treasury Note/Bond	2.625%	8/31/20	17,106	17,127
United States Treasury Note/Bond	1.375%	9/15/20	2,482	2,435
United States Treasury Note/Bond	2.750%	9/30/20	18,875	18,946
United States Treasury Note/Bond	1.625%	10/15/20	18,791	18,497
United States Treasury Note/Bond	1.375%	10/31/20	23,104	22,635
United States Treasury Note/Bond	1.750%	10/31/20	23,411	23,089
United States Treasury Note/Bond	2.875%	10/31/20	14,425	14,515
United States Treasury Note/Bond	1.750%	11/15/20	17,515	17,271
United States Treasury Note/Bond	2.625%	11/15/20	66,571	66,685
United States Treasury Note/Bond	1.625%	11/30/20	38,750	38,114
United States Treasury Note/Bond	2.000%	11/30/20	19,950	19,766
United States Treasury Note/Bond	2.750%	11/30/20	14,837	14,904
United States Treasury Note/Bond	1.875%	12/15/20	4,095	4,046
United States Treasury Note/Bond	1.750%	12/31/20	7,347	7,243
United States Treasury Note/Bond	2.375%	12/31/20	20,452	20,407
United States Treasury Note/Bond	2.500%	12/31/20	3,638	3,638
United States Treasury Note/Bond	2.000%	1/15/21	18,026	17,846
United States Treasury Note/Bond	1.375%	1/31/21	34,657	33,866
United States Treasury Note/Bond	2.125%	1/31/21	19,996	19,843
United States Treasury Note/Bond	2.250%	2/15/21	44,653	44,416
United States Treasury Note/Bond	3.625%	2/15/21	10,603	10,848
United States Treasury Note/Bond	7.875%	2/15/21	400	444
United States Treasury Note/Bond	1.125%	2/28/21	19,815	19,245
United States Treasury Note/Bond	2.000%	2/28/21	12,275	12,148
United States Treasury Note/Bond	2.375%	3/15/21	8,626	8,603
United States Treasury Note/Bond	1.250%	3/31/21	43,160	42,014
United States Treasury Note/Bond	2.250%	3/31/21	9,050	9,002
United States Treasury Note/Bond	2.375%	4/15/21	68,606	68,434
United States Treasury Note/Bond	1.375%	4/30/21	32,639	31,828
United States Treasury Note/Bond	2.250%	4/30/21	8,599	8,560
United States Treasury Note/Bond	2.625%	5/15/21	94,935	95,231
United States Treasury Note/Bond	3.125%	5/15/21	27,687	28,098
United States Treasury Note/Bond	1.375%	5/31/21	39,790	38,764
United States Treasury Note/Bond	2.000%	5/31/21	19,227	19,017
United States Treasury Note/Bond	2.625%	6/15/21	460	462
United States Treasury Note/Bond	1.125%	6/30/21	39,072	37,821
United States Treasury Note/Bond	2.125%	6/30/21	38,700	38,380
United States Treasury Note/Bond	2.625%	7/15/21	57,280	57,495
United States Treasury Note/Bond	1.125%	7/31/21	26,420	25,528
United States Treasury Note/Bond	2.250%	7/31/21	19,600	19,490
United States Treasury Note/Bond	2.125%	8/15/21	20,605	20,415
United States Treasury Note/Bond	2.750%	8/15/21	149,665	150,695
United States Treasury Note/Bond	1.125%	8/31/21	16,257	15,693
United States Treasury Note/Bond	2.000%	8/31/21	10,075	9,951
United States Treasury Note/Bond	2.750%	9/15/21	26,565	26,752
United States Treasury Note/Bond	1.125%	9/30/21	21,860	21,081
United States Treasury Note/Bond	2.125%	9/30/21	9,240	9,153
United States Treasury Note/Bond	2.875%	10/15/21	35,480	35,857
United States Treasury Note/Bond	1.250%	10/31/21	43,150	41,714
United States Treasury Note/Bond	2.000%	10/31/21	20,510	20,244
United States Treasury Note/Bond	2.000%	11/15/21	43,550	42,992
United States Treasury Note/Bond	2.875%	11/15/21	8,729	8,826
United States Treasury Note/Bond	1.750%	11/30/21	28,330	27,763
United States Treasury Note/Bond	1.875%	11/30/21	11,956	11,760
United States Treasury Note/Bond	2.625%	12/15/21	34,088	34,248
United States Treasury Note/Bond	2.000%	12/31/21	10,723	10,579
United States Treasury Note/Bond	2.125%	12/31/21	20,200	20,001

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.500%	1/31/22	8,364	8,126
United States Treasury Note/Bond	1.875%	1/31/22	53,130	52,184
United States Treasury Note/Bond	2.000%	2/15/22	3,553	3,504
United States Treasury Note/Bond	1.750%	2/28/22	26,621	26,043
United States Treasury Note/Bond	1.875%	2/28/22	33,555	32,952
United States Treasury Note/Bond	1.750%	3/31/22	22,279	21,778
United States Treasury Note/Bond	1.875%	3/31/22	11,855	11,635
United States Treasury Note/Bond	1.750%	4/30/22	4,721	4,612
United States Treasury Note/Bond	1.875%	4/30/22	14,651	14,369
United States Treasury Note/Bond	1.750%	5/15/22	1,025	1,001
United States Treasury Note/Bond	1.750%	5/31/22	32,877	32,096
United States Treasury Note/Bond	1.875%	5/31/22	14,975	14,680
United States Treasury Note/Bond	1.750%	6/30/22	1,405	1,371
United States Treasury Note/Bond	2.125%	6/30/22	19,560	19,328
United States Treasury Note/Bond	1.875%	7/31/22	33,815	33,118
United States Treasury Note/Bond	2.000%	7/31/22	7,795	7,667
United States Treasury Note/Bond	1.625%	8/15/22	12,333	11,967
United States Treasury Note/Bond	1.625%	8/31/22	2,050	1,988
United States Treasury Note/Bond	1.750%	9/30/22	8,875	8,641
United States Treasury Note/Bond	1.875%	9/30/22	29,360	28,722
United States Treasury Note/Bond	1.875%	10/31/22	14,555	14,228
United States Treasury Note/Bond	2.000%	10/31/22	17,810	17,495
United States Treasury Note/Bond	1.625%	11/15/22	17,550	16,988
United States Treasury Note/Bond	2.000%	11/30/22	48,163	47,298
United States Treasury Note/Bond	2.125%	12/31/22	72,580	71,560
United States Treasury Note/Bond	1.750%	1/31/23	25,218	24,489
United States Treasury Note/Bond	2.375%	1/31/23	975	971
United States Treasury Note/Bond	2.000%	2/15/23	12,778	12,528
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,297
United States Treasury Note/Bond	1.500%	2/28/23	3,327	3,197
United States Treasury Note/Bond	2.625%	2/28/23	8,010	8,051
United States Treasury Note/Bond	1.500%	3/31/23	26,975	25,896
United States Treasury Note/Bond	2.500%	3/31/23	28,451	28,451
United States Treasury Note/Bond	1.625%	4/30/23	22,585	21,777
United States Treasury Note/Bond	2.750%	4/30/23	23,480	23,722
United States Treasury Note/Bond	1.750%	5/15/23	31,593	30,611
United States Treasury Note/Bond	1.625%	5/31/23	23,885	23,008
United States Treasury Note/Bond	2.750%	5/31/23	5,895	5,960
United States Treasury Note/Bond	1.375%	6/30/23	25,610	24,386
United States Treasury Note/Bond	2.625%	6/30/23	25,316	25,450
United States Treasury Note/Bond	1.250%	7/31/23	21,485	20,317
United States Treasury Note/Bond	2.750%	7/31/23	33,800	34,159
United States Treasury Note/Bond	2.500%	8/15/23	39,835	39,829
United States Treasury Note/Bond	6.250%	8/15/23	6,280	7,294
United States Treasury Note/Bond	1.375%	8/31/23	22,170	21,075
United States Treasury Note/Bond	2.750%	8/31/23	2,380	2,407
United States Treasury Note/Bond	1.375%	9/30/23	20,585	19,546
United States Treasury Note/Bond	2.875%	9/30/23	3,149	3,200
United States Treasury Note/Bond	1.625%	10/31/23	3,251	3,120
United States Treasury Note/Bond	2.875%	10/31/23	10,678	10,858
United States Treasury Note/Bond	2.750%	11/15/23	19,831	20,051
United States Treasury Note/Bond	2.125%	11/30/23	19,245	18,899
United States Treasury Note/Bond	2.875%	11/30/23	9,762	9,935
United States Treasury Note/Bond	2.250%	12/31/23	30	30
United States Treasury Note/Bond	2.625%	12/31/23	16,000	16,088
United States Treasury Note/Bond	2.250%	1/31/24	32,580	32,163
United States Treasury Note/Bond	2.750%	2/15/24	18,974	19,182
United States Treasury Note/Bond	2.125%	2/29/24	52,835	51,828
United States Treasury Note/Bond	2.125%	3/31/24	49,500	48,525
United States Treasury Note/Bond	2.000%	4/30/24	35,345	34,417
United States Treasury Note/Bond	2.500%	5/15/24	91,029	90,887
United States Treasury Note/Bond	2.000%	5/31/24	15,904	15,479
United States Treasury Note/Bond	2.000%	6/30/24	18,635	18,128
United States Treasury Note/Bond	2.125%	7/31/24	14,710	14,390

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.375%	8/15/24	21,710	21,517
	United States Treasury Note/Bond	1.875%	8/31/24	10,623	10,256
	United States Treasury Note/Bond	2.125%	9/30/24	70,558	68,959
	United States Treasury Note/Bond	2.250%	10/31/24	35,320	34,740
	United States Treasury Note/Bond	2.250%	11/15/24	27,100	26,643
	United States Treasury Note/Bond	7.500%	11/15/24	675	855
	United States Treasury Note/Bond	2.125%	11/30/24	70,805	69,123
	United States Treasury Note/Bond	2.250%	12/31/24	60,000	58,950
	United States Treasury Note/Bond	2.500%	1/31/25	23,565	23,480
	United States Treasury Note/Bond	2.000%	2/15/25	61,048	59,054
	United States Treasury Note/Bond	2.750%	2/28/25	7,073	7,145
	United States Treasury Note/Bond	2.625%	3/31/25	37,421	37,532
	United States Treasury Note/Bond	2.875%	4/30/25	50,238	51,125
	United States Treasury Note/Bond	2.125%	5/15/25	48,416	47,122
	United States Treasury Note/Bond	2.875%	5/31/25	30,915	31,456
	United States Treasury Note/Bond	2.750%	6/30/25	47,820	48,306
	United States Treasury Note/Bond	2.875%	7/31/25	34,960	35,572
	United States Treasury Note/Bond	2.000%	8/15/25	52,747	50,859
	United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,446
	United States Treasury Note/Bond	2.750%	8/31/25	15,520	15,673
	United States Treasury Note/Bond	3.000%	9/30/25	10,899	11,178
	United States Treasury Note/Bond	3.000%	10/31/25	4,680	4,801
	United States Treasury Note/Bond	2.250%	11/15/25	9,772	9,558
	United States Treasury Note/Bond	2.875%	11/30/25	5,070	5,162
	United States Treasury Note/Bond	2.625%	12/31/25	24,000	24,060
	United States Treasury Note/Bond	1.625%	2/15/26	30,832	28,866
	United States Treasury Note/Bond	1.625%	5/15/26	50,598	47,262
	United States Treasury Note/Bond	1.500%	8/15/26	51,545	47,550
	United States Treasury Note/Bond	6.750%	8/15/26	3,095	3,978
	United States Treasury Note/Bond	2.000%	11/15/26	37,355	35,680
	United States Treasury Note/Bond	6.500%	11/15/26	910	1,160
	United States Treasury Note/Bond	2.250%	2/15/27	44,372	43,096
	United States Treasury Note/Bond	2.375%	5/15/27	39,155	38,360
	United States Treasury Note/Bond	2.250%	8/15/27	44,099	42,693
	United States Treasury Note/Bond	2.250%	11/15/27	39,003	37,687
	United States Treasury Note/Bond	6.125%	11/15/27	775	985
	United States Treasury Note/Bond	2.750%	2/15/28	50,868	51,146
	United States Treasury Note/Bond	2.875%	5/15/28	33,665	34,196
	United States Treasury Note/Bond	2.875%	8/15/28	53,510	54,354
	United States Treasury Note/Bond	5.500%	8/15/28	895	1,106
	United States Treasury Note/Bond	3.125%	11/15/28	48,432	50,263
	United States Treasury Note/Bond	5.250%	11/15/28	14,810	18,043
	United States Treasury Note/Bond	5.250%	2/15/29	15,313	18,720
	United States Treasury Note/Bond	6.125%	8/15/29	4,420	5,799
	United States Treasury Note/Bond	6.250%	5/15/30	570	765
	United States Treasury Note/Bond	5.375%	2/15/31	2,525	3,210
	United States Treasury Note/Bond	4.500%	2/15/36	13,800	17,034
	United States Treasury Note/Bond	4.750%	2/15/37	7,525	9,598
	United States Treasury Note/Bond	5.000%	5/15/37	403	530
	United States Treasury Note/Bond	4.375%	2/15/38	3,592	4,406
	United States Treasury Note/Bond	4.500%	5/15/38	250	312
	United States Treasury Note/Bond	3.500%	2/15/39	10,101	11,065
	United States Treasury Note/Bond	4.250%	5/15/39	10,883	13,143
	United States Treasury Note/Bond	4.500%	8/15/39	8,684	10,833
	United States Treasury Note/Bond	4.375%	11/15/39	11,686	14,354
	United States Treasury Note/Bond	4.625%	2/15/40	13,760	17,462
	United States Treasury Note/Bond	4.375%	5/15/40	12,975	15,947
	United States Treasury Note/Bond	3.875%	8/15/40	11,185	12,861
	United States Treasury Note/Bond	4.250%	11/15/40	10,317	12,480
2	United States Treasury Note/Bond	4.750%	2/15/41	15,338	19,836
	United States Treasury Note/Bond	4.375%	5/15/41	12,450	15,341
	United States Treasury Note/Bond	3.750%	8/15/41	12,000	13,562
	United States Treasury Note/Bond	3.125%	11/15/41	13,128	13,456
	United States Treasury Note/Bond	3.125%	2/15/42	15,773	16,167

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	5/15/42	11,950	11,984
	United States Treasury Note/Bond	2.750%	8/15/42	32,075	30,737
	United States Treasury Note/Bond	2.750%	11/15/42	57,583	55,136
	United States Treasury Note/Bond	3.125%	2/15/43	30,422	31,097
	United States Treasury Note/Bond	2.875%	5/15/43	41,060	40,143
	United States Treasury Note/Bond	3.625%	8/15/43	27,516	30,495
	United States Treasury Note/Bond	3.750%	11/15/43	13,064	14,775
	United States Treasury Note/Bond	3.625%	2/15/44	27,738	30,794
	United States Treasury Note/Bond	3.375%	5/15/44	21,816	23,261
	United States Treasury Note/Bond	3.125%	8/15/44	13,001	13,287
	United States Treasury Note/Bond	3.000%	11/15/44	20,069	20,063
	United States Treasury Note/Bond	2.500%	2/15/45	36,593	33,202
	United States Treasury Note/Bond	3.000%	5/15/45	20,139	20,145
	United States Treasury Note/Bond	2.875%	8/15/45	35,817	34,966
	United States Treasury Note/Bond	3.000%	11/15/45	5,078	5,079
	United States Treasury Note/Bond	2.500%	2/15/46	31,339	28,367
	United States Treasury Note/Bond	2.500%	5/15/46	41,805	37,821
	United States Treasury Note/Bond	2.250%	8/15/46	25,312	21,689
	United States Treasury Note/Bond	2.875%	11/15/46	36,710	35,792
	United States Treasury Note/Bond	3.000%	2/15/47	9,150	9,153
	United States Treasury Note/Bond	3.000%	5/15/47	45,822	45,772
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	30,536
	United States Treasury Note/Bond	2.750%	11/15/47	34,982	33,211
	United States Treasury Note/Bond	3.000%	2/15/48	43,204	43,109
	United States Treasury Note/Bond	3.125%	5/15/48	37,817	38,680
	United States Treasury Note/Bond	3.000%	8/15/48	40,965	40,920
	United States Treasury Note/Bond	3.375%	11/15/48	13,220	14,191
					5,760,455
Agency Bonds and Notes (0.6%)
4	AID-Iraq	2.149%	1/18/22	1,100	1,087
4	AID-Israel	5.500%	12/4/23	375	423
4	AID-Israel	5.500%	4/26/24	1,400	1,588
4	AID-Jordan	2.503%	10/30/20	750	748
4	AID-Jordan	2.578%	6/30/22	320	319
4	AID-Jordan	3.000%	6/30/25	400	389
4	AID-Tunisia	2.452%	7/24/21	250	249
4	AID-Tunisia	1.416%	8/5/21	200	194
4	AID-Ukraine	1.847%	5/29/20	700	693
4	AID-Ukraine	1.471%	9/29/21	675	652
3	Federal Farm Credit Banks	2.375%	3/27/20	500	499
3	Federal Farm Credit Banks	2.550%	5/15/20	1,000	999
3	Federal Farm Credit Banks	1.680%	10/13/20	825	812
3	Federal Farm Credit Banks	3.050%	11/15/21	400	406
3	Federal Farm Credit Banks	3.500%	12/20/23	500	520
3	Federal Home Loan Banks	2.125%	2/11/20	4,075	4,052
3	Federal Home Loan Banks	1.875%	3/13/20	500	496
3	Federal Home Loan Banks	4.125%	3/13/20	2,075	2,112
3	Federal Home Loan Banks	2.375%	3/30/20	2,430	2,423
3	Federal Home Loan Banks	2.625%	5/28/20	5,000	5,001
3	Federal Home Loan Banks	3.375%	6/12/20	1,825	1,845
3	Federal Home Loan Banks	1.375%	9/28/20	1,950	1,910
3	Federal Home Loan Banks	2.625%	10/1/20	8,000	8,006
3	Federal Home Loan Banks	5.250%	12/11/20	1,000	1,050
3	Federal Home Loan Banks	1.375%	2/18/21	1,600	1,560
3	Federal Home Loan Banks	5.625%	6/11/21	1,600	1,717
3	Federal Home Loan Banks	1.125%	7/14/21	3,000	2,897
3	Federal Home Loan Banks	3.000%	10/12/21	7,000	7,088
3	Federal Home Loan Banks	1.875%	11/29/21	6,000	5,891
3	Federal Home Loan Banks	2.125%	3/10/23	3,155	3,096
3	Federal Home Loan Banks	2.875%	6/14/24	2,000	2,016
3	Federal Home Loan Banks	5.375%	8/15/24	815	926
3	Federal Home Loan Banks	3.250%	11/16/28	1,965	2,004
3	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,574
5	Federal Home Loan Mortgage Corp.	1.500%	1/17/20	2,665	2,634

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Federal Home Loan Mortgage Corp.	1.375%	4/20/20	3,143	3,093
5	Federal Home Loan Mortgage Corp.	2.500%	4/23/20	3,323	3,318
5	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,257	1,237
5	Federal Home Loan Mortgage Corp.	1.625%	9/29/20	4,000	3,935
5	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	8,726	8,614
5	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	5,000	4,979
5	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	8,000	7,718
5	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,786
5	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	4,000	4,025
5	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	359
5	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	3,941
5	Federal National Mortgage Assn.	1.625%	1/21/20	2,000	1,979
5	Federal National Mortgage Assn.	1.500%	2/28/20	5,060	4,995
5	Federal National Mortgage Assn.	1.500%	6/22/20	4,000	3,938
5	Federal National Mortgage Assn.	1.500%	7/30/20	3,000	2,950
5	Federal National Mortgage Assn.	2.875%	10/30/20	1,890	1,900
5	Federal National Mortgage Assn.	1.500%	11/30/20	2,774	2,718
5	Federal National Mortgage Assn.	1.875%	12/28/20	2,000	1,973
5	Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,852
5	Federal National Mortgage Assn.	2.500%	4/13/21	3,000	2,995
5	Federal National Mortgage Assn.	2.750%	6/22/21	2,672	2,686
5	Federal National Mortgage Assn.	1.250%	8/17/21	2,000	1,935
5	Federal National Mortgage Assn.	1.375%	10/7/21	3,000	2,908
5	Federal National Mortgage Assn.	2.000%	1/5/22	6,000	5,905
5	Federal National Mortgage Assn.	1.875%	4/5/22	5,000	4,895
5	Federal National Mortgage Assn.	2.000%	10/5/22	4,200	4,118
5	Federal National Mortgage Assn.	2.375%	1/19/23	9,574	9,496
5	Federal National Mortgage Assn.	2.875%	9/12/23	2,000	2,023
5	Federal National Mortgage Assn.	2.625%	9/6/24	2,000	1,991
5	Federal National Mortgage Assn.	2.125%	4/24/26	2,100	2,002
5	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,700
5	Federal National Mortgage Assn.	7.125%	1/15/30	1,405	1,929
5	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,826
5	Federal National Mortgage Assn.	6.625%	11/15/30	6,320	8,491
5	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,653
	Private Export Funding Corp.	2.250%	3/15/20	650	647
	Private Export Funding Corp.	2.300%	9/15/20	175	174
	Private Export Funding Corp.	4.300%	12/15/21	175	183
	Private Export Funding Corp.	2.800%	5/15/22	200	200
	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,069
	Private Export Funding Corp.	3.550%	1/15/24	725	751
	Private Export Funding Corp.	2.450%	7/15/24	525	515
	Private Export Funding Corp.	3.250%	6/15/25	175	178
3	Tennessee Valley Authority	2.250%	3/15/20	1,575	1,567
3	Tennessee Valley Authority	3.875%	2/15/21	905	928
3	Tennessee Valley Authority	1.875%	8/15/22	425	415
3	Tennessee Valley Authority	2.875%	9/15/24	954	959
3	Tennessee Valley Authority	6.750%	11/1/25	3,520	4,340
3	Tennessee Valley Authority	2.875%	2/1/27	1,000	993
3	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,749
3	Tennessee Valley Authority	4.700%	7/15/33	575	663
3	Tennessee Valley Authority	4.650%	6/15/35	500	575
3	Tennessee Valley Authority	5.880%	4/1/36	285	374
3	Tennessee Valley Authority	5.500%	6/15/38	225	286
3	Tennessee Valley Authority	5.250%	9/15/39	1,312	1,637
3	Tennessee Valley Authority	5.375%	4/1/56	580	790
3	Tennessee Valley Authority	4.625%	9/15/60	519	631
3	Tennessee Valley Authority	4.250%	9/15/65	700	797
					219,160
Conventional Mortgage-Backed Securities (8.9%)
5,6	Fannie Mae Pool	2.000%	11/1/27–11/1/31	6,517	6,259
5,6	Fannie Mae Pool	2.500%	1/1/27–10/1/46	80,528	78,785
5,6,7	Fannie Mae Pool	3.000%	1/1/26–2/1/49	298,060	293,541
5,6	Fannie Mae Pool	3.500%	9/1/25–1/1/49	385,464	386,948

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5,6	Fannie Mae Pool	4.000%	12/1/19–2/1/49	343,453	351,197
5,6	Fannie Mae Pool	4.500%	1/1/19–12/1/49	136,583	142,099
5,6	Fannie Mae Pool	5.000%	1/1/19–11/1/48	38,478	40,643
5,6	Fannie Mae Pool	5.500%	7/1/19–4/1/40	26,481	28,333
5,6	Fannie Mae Pool	6.000%	7/1/19–5/1/41	16,413	17,700
5,6	Fannie Mae Pool	6.500%	10/1/23–10/1/39	4,703	5,052
5,6	Fannie Mae Pool	7.000%	12/1/22–11/1/37	1,651	1,878
5,6	Fannie Mae Pool	7.500%	11/1/22–12/1/32	137	154
5,6	Fannie Mae Pool	8.000%	12/1/22–10/1/30	28	31
5,6	Fannie Mae Pool	8.500%	7/1/22–7/1/30	17	19
5,6	Fannie Mae Pool	9.000%	7/1/22–6/1/26	7	7
5,6	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	1
5,6	Fannie Mae Pool	10.000%	1/1/20	—	—
5,6	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	3,279	3,138
5,6	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	60,377	59,083
5,6	Freddie Mac Gold Pool	3.000%	10/1/24–2/1/49	208,259	205,092
5,6	Freddie Mac Gold Pool	3.500%	9/1/25–2/1/49	255,445	256,297
5,6,7	Freddie Mac Gold Pool	4.000%	4/1/19–2/1/49	211,442	216,038
5,6,7	Freddie Mac Gold Pool	4.500%	1/1/19–1/1/49	83,126	86,394
5,6,7	Freddie Mac Gold Pool	5.000%	5/1/19–1/1/49	22,435	23,628
5,6	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	14,792	15,861
5,6	Freddie Mac Gold Pool	6.000%	1/1/19–5/1/40	7,881	8,537
5,6	Freddie Mac Gold Pool	6.500%	8/1/23–3/1/39	1,997	2,164
5,6	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	565	638
5,6	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	94	103
5,6	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	65	71
5,6	Freddie Mac Gold Pool	8.500%	11/1/24–5/1/30	9	9
5,6	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	7	7
5,6	Freddie Mac Gold Pool	9.500%	8/1/20–4/1/25	—	—
5,6	Freddie Mac Gold Pool	10.000%	4/1/25	—	—
6	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	9,913	9,801
6,7	Ginnie Mae I Pool	3.500%	11/15/25–1/1/49	12,732	12,855
6,7	Ginnie Mae I Pool	4.000%	10/15/24–1/1/49	22,423	23,047
6,7	Ginnie Mae I Pool	4.500%	5/15/19–1/1/49	19,451	20,361
6	Ginnie Mae I Pool	5.000%	1/15/20–4/15/41	11,185	11,790
6	Ginnie Mae I Pool	5.500%	6/15/19–6/15/41	5,313	5,651
6	Ginnie Mae I Pool	6.000%	12/15/23–12/15/40	3,272	3,511
6	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	1,081	1,134
6	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	459	506
6	Ginnie Mae I Pool	7.500%	11/15/22–3/15/32	139	151
6	Ginnie Mae I Pool	8.000%	8/15/22–3/15/32	92	97
6	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	17	17
6	Ginnie Mae I Pool	9.000%	1/15/20–2/15/30	11	11
6	Ginnie Mae I Pool	9.500%	8/15/20	—	—
6	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	8,145	7,814
6	Ginnie Mae II Pool	3.000%	2/20/27–2/1/49	200,812	198,552
6,7	Ginnie Mae II Pool	3.500%	9/20/25–2/1/49	338,432	341,923
6,7	Ginnie Mae II Pool	4.000%	9/20/25–2/1/49	215,896	221,987
6,7	Ginnie Mae II Pool	4.500%	11/20/35–2/1/49	105,161	109,387
6,7	Ginnie Mae II Pool	5.000%	6/20/33–1/1/49	38,767	40,746
6	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	6,105	6,433
6	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	2,431	2,594
6	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	720	802
6	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	111	129
					3,249,006
Nonconventional Mortgage-Backed Securities (0.0%)
5,6	Fannie Mae Pool	2.130%	3/1/43	454	450
5,6	Fannie Mae Pool	2.179%	6/1/43	306	304
5,6	Fannie Mae Pool	2.199%	10/1/42	138	144
5,6	Fannie Mae Pool	2.270%	7/1/43	480	470
5,6	Fannie Mae Pool	2.389%	10/1/42	227	226
5,6	Fannie Mae Pool	2.429%	9/1/43	52	51
5,6,8	Fannie Mae Pool	2.863%	3/1/42	248	260
5,6	Fannie Mae Pool	3.362%	8/1/42	210	208

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5,6,9	Fannie Mae Pool	3.364%	9/1/43	263	267
5,6	Fannie Mae Pool	3.492%	4/1/41	63	62
5,6,8	Fannie Mae Pool	3.557%	2/1/36	34	34
5,6,9	Fannie Mae Pool	3.563%	4/1/37	33	35
5,6,8	Fannie Mae Pool	3.627%	3/1/38	6	6
5,6,8	Fannie Mae Pool	3.700%	12/1/41	82	85
5,6,8	Fannie Mae Pool	3.753%	2/1/41	62	64
5,6,8	Fannie Mae Pool	3.769%	2/1/41	31	32
5,6,8	Fannie Mae Pool	3.879%	1/1/37	44	47
5,6,9	Fannie Mae Pool	3.895%	5/1/42	208	217
5,6,8	Fannie Mae Pool	3.948%	3/1/41	75	80
5,6,10	Fannie Mae Pool	3.950%	1/1/35	51	55
5,6,8	Fannie Mae Pool	4.013%	9/1/37	126	129
5,6,8	Fannie Mae Pool	4.064%	3/1/41	81	85
5,6,8	Fannie Mae Pool	4.070%	5/1/40	32	33
5,6,8	Fannie Mae Pool	4.083%	5/1/42	54	56
5,6,8	Fannie Mae Pool	4.092%	2/1/41	31	31
5,6,9	Fannie Mae Pool	4.159%	7/1/42	98	104
5,6,8	Fannie Mae Pool	4.221%	5/1/40	14	15
5,6,9	Fannie Mae Pool	4.263%	8/1/39	95	97
5,6,9	Fannie Mae Pool	4.276%	2/1/42	446	472
5,6,8	Fannie Mae Pool	4.284%	4/1/37	39	41
5,6,8	Fannie Mae Pool	4.317%	5/1/41–6/1/42	439	456
5,6,8	Fannie Mae Pool	4.325%	7/1/36	23	24
5,6,9	Fannie Mae Pool	4.340%	8/1/37	34	35
5,6,8	Fannie Mae Pool	4.362%	8/1/35	74	79
5,6,8	Fannie Mae Pool	4.372%	1/1/42	86	90
5,6,8	Fannie Mae Pool	4.376%	6/1/41	25	26
5,6,8	Fannie Mae Pool	4.410%	9/1/40	13	14
5,6,9	Fannie Mae Pool	4.414%	12/1/43	303	325
5,6,8	Fannie Mae Pool	4.415%	6/1/36	4	4
5,6,8	Fannie Mae Pool	4.428%	12/1/33	25	26
5,6,8	Fannie Mae Pool	4.437%	10/1/37	69	71
5,6,8	Fannie Mae Pool	4.440%	9/1/42	128	133
5,6,8	Fannie Mae Pool	4.442%	1/1/40	69	72
5,6,8	Fannie Mae Pool	4.445%	7/1/39	12	12
5,6,8	Fannie Mae Pool	4.452%	7/1/41	175	184
5,6,8	Fannie Mae Pool	4.463%	3/1/42	120	128
5,6,8	Fannie Mae Pool	4.469%	8/1/40	20	21
5,6,9	Fannie Mae Pool	4.472%	7/1/37	18	19
5,6,8	Fannie Mae Pool	4.487%	11/1/34	46	49
5,6,8	Fannie Mae Pool	4.510%	11/1/36	47	49
5,6,8	Fannie Mae Pool	4.523%	11/1/39	44	46
5,6,8	Fannie Mae Pool	4.526%	10/1/39	32	33
5,6,8	Fannie Mae Pool	4.552%	10/1/40	27	28
5,6,9	Fannie Mae Pool	4.558%	2/1/42	113	120
5,6,8	Fannie Mae Pool	4.566%	9/1/40	79	83
5,6,8	Fannie Mae Pool	4.569%	1/1/42	151	156
5,6,8	Fannie Mae Pool	4.572%	11/1/39	17	18
5,6,8	Fannie Mae Pool	4.580%	6/1/41	77	81
5,6,8	Fannie Mae Pool	4.581%	9/1/34	22	23
5,6,8	Fannie Mae Pool	4.590%	8/1/39	24	26
5,6,8	Fannie Mae Pool	4.649%	11/1/41	61	64
5,6,8	Fannie Mae Pool	4.656%	12/1/40	73	77
5,6,8	Fannie Mae Pool	4.657%	12/1/41	75	79
5,6,8	Fannie Mae Pool	4.668%	12/1/39	56	58
5,6,8	Fannie Mae Pool	4.680%	11/1/41	75	80
5,6,8	Fannie Mae Pool	4.685%	11/1/39–10/1/40	66	68
5,6,8	Fannie Mae Pool	4.690%	11/1/40–12/1/40	76	81
5,6,8	Fannie Mae Pool	4.723%	12/1/40	35	36
5,6,10	Fannie Mae Pool	4.780%	12/1/37	65	67
5,6,8	Fannie Mae Pool	4.810%	11/1/33–12/1/40	65	68
5,6	Freddie Mac Non Gold Pool	2.407%	5/1/42	41	41
5,6	Freddie Mac Non Gold Pool	2.838%	2/1/42	90	90

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5,6,8	Freddie Mac Non Gold Pool	3.375%	1/1/38	4	4
5,6,8	Freddie Mac Non Gold Pool	3.496%	1/1/35	6	6
5,6,8	Freddie Mac Non Gold Pool	3.548%	12/1/40	95	99
5,6,8	Freddie Mac Non Gold Pool	3.577%	2/1/37	17	18
5,6,8	Freddie Mac Non Gold Pool	3.630%	12/1/40	13	13
5,6,8	Freddie Mac Non Gold Pool	3.731%	1/1/41	46	48
5,6,8	Freddie Mac Non Gold Pool	3.735%	10/1/37	5	5
5,6,8	Freddie Mac Non Gold Pool	3.776%	1/1/41	20	21
5,6,8	Freddie Mac Non Gold Pool	3.825%	3/1/37	7	7
5,6,8	Freddie Mac Non Gold Pool	3.880%	3/1/41	15	16
5,6,8	Freddie Mac Non Gold Pool	3.900%	2/1/41	26	27
5,6,8	Freddie Mac Non Gold Pool	3.910%	2/1/41	48	50
5,6,10	Freddie Mac Non Gold Pool	3.967%	2/1/36	30	31
5,6,10	Freddie Mac Non Gold Pool	4.003%	10/1/36	32	34
5,6,8	Freddie Mac Non Gold Pool	4.063%	7/1/35	29	31
5,6,8	Freddie Mac Non Gold Pool	4.079%	2/1/42	30	31
5,6	Freddie Mac Non Gold Pool	4.102%	12/1/41	97	101
5,6,8	Freddie Mac Non Gold Pool	4.125%	5/1/38	3	4
5,6,8	Freddie Mac Non Gold Pool	4.126%	3/1/38	8	8
5,6,9	Freddie Mac Non Gold Pool	4.165%	1/1/37	60	63
5,6,10	Freddie Mac Non Gold Pool	4.231%	5/1/36	27	28
5,6,8	Freddie Mac Non Gold Pool	4.255%	5/1/40	20	20
5,6,8	Freddie Mac Non Gold Pool	4.257%	11/1/43	218	224
5,6,8	Freddie Mac Non Gold Pool	4.304%	9/1/37	125	127
5,6,8	Freddie Mac Non Gold Pool	4.400%	12/1/36	34	36
5,6,8	Freddie Mac Non Gold Pool	4.433%	5/1/40	14	15
5,6,8	Freddie Mac Non Gold Pool	4.451%	5/1/37	104	107
5,6,8	Freddie Mac Non Gold Pool	4.473%	12/1/35	54	56
5,6,8	Freddie Mac Non Gold Pool	4.479%	6/1/40	25	27
5,6,8	Freddie Mac Non Gold Pool	4.485%	10/1/37	27	28
5,6,8	Freddie Mac Non Gold Pool	4.515%	6/1/40	32	33
5,6,8	Freddie Mac Non Gold Pool	4.544%	6/1/41	26	27
5,6,8	Freddie Mac Non Gold Pool	4.554%	3/1/42	111	117
5,6,8	Freddie Mac Non Gold Pool	4.617%	12/1/36	16	16
5,6,8	Freddie Mac Non Gold Pool	4.630%	6/1/40	28	28
5,6,8	Freddie Mac Non Gold Pool	4.641%	9/1/40	95	99
5,6,8	Freddie Mac Non Gold Pool	4.703%	12/1/34	18	18
5,6,10	Freddie Mac Non Gold Pool	4.744%	11/1/34	37	39
5,6,8	Freddie Mac Non Gold Pool	4.755%	11/1/40	6	7
5,6,8	Freddie Mac Non Gold Pool	4.775%	11/1/40	42	43
6,10	Ginnie Mae II Pool	3.125%	10/20/38–12/20/42	1,174	1,214
6,10	Ginnie Mae II Pool	3.375%	1/20/41–3/20/43	1,070	1,104
6	Ginnie Mae II Pool	3.500%	12/20/43	71	71
6,10	Ginnie Mae II Pool	3.625%	11/20/40–6/20/43	644	663
6,10	Ginnie Mae II Pool	3.750%	7/20/41–8/20/41	384	395
6,10	Ginnie Mae II Pool	4.000%	7/20/38	5	5
6,10	Ginnie Mae II Pool	4.125%	5/20/41	34	35
6,10	Ginnie Mae II Pool	4.250%	5/20/41	21	21
					12,620
Total U.S. Government and Agency Obligations (Cost $9,339,970)					9,241,241
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
6	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	55	55
6	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	111	111
6	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	450	446
6	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	125	124
6	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	150	150
6	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	150	151
6	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	1,800	1,785
6	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	475	478
6	American Express Credit Account Master Trust 2017-1	1.930%	9/15/22	1,075	1,062
6	American Express Credit Account Master Trust 2017-3	1.770%	11/15/22	3,000	2,954
6	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	1,600	1,577

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	975	957
6	American Express Credit Account Master Trust 2018-1	2.670%	10/17/22	1,200	1,196
6	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	1,075	1,084
6	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	1,350	1,353
6	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	500	503
6	AmeriCredit Automobile Receivables Trust 2016-3	1.460%	5/10/21	122	121
6	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	340	336
6	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	400	400
6	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	244	245
6	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	150	151
6	BA Credit Card Trust 2017-A1	1.950%	8/15/22	1,075	1,062
6	BA Credit Card Trust 2018-A1	2.700%	7/17/23	2,000	1,991
6	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	175	177
6	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	300	301
6	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	1,080	1,075
6	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	420	410
6	BANK 2017 - BNK4	3.625%	5/15/50	800	799
6	BANK 2017 - BNK5	3.390%	6/15/60	700	686
6	BANK 2017 - BNK5	3.624%	6/15/60	350	344
6	BANK 2017 - BNK6	3.518%	7/15/60	980	969
6	BANK 2017 - BNK6	3.741%	7/15/60	980	964
6	BANK 2017 - BNK7	3.175%	9/15/60	450	433
6	BANK 2017 - BNK7	3.435%	9/15/60	275	270
6	BANK 2017 - BNK7	3.748%	9/15/60	300	296
6	BANK 2017 - BNK8	3.488%	11/15/50	600	590
6	BANK 2017 - BNK8	3.731%	11/15/50	100	98
6	BANK 2017 - BNK9	3.279%	11/15/54	600	585
6	BANK 2017 - BNK9	3.538%	11/15/54	600	592
6	BANK 2018 - BN11	4.046%	3/15/61	400	410
6	BANK 2018 - BN12	4.255%	5/15/61	500	520
6	BANK 2018 - BN12	4.361%	5/15/61	150	155
6	BANK 2018 - BN13	4.217%	8/15/61	225	233
6	BANK 2018 - BN15	4.407%	11/15/61	470	497
6	BANK 2018 - BNK10	3.641%	2/15/61	125	126
6	BANK 2018 - BNK10	3.688%	2/15/61	1,050	1,048
6	BANK 2018 - BNK10	3.898%	2/15/61	150	149
6	BANK 2018-BN14	4.231%	9/15/60	650	675
6	BANK 2018-BNK14	4.128%	9/15/60	350	364
6	BANK 2018-BNK14	4.481%	9/15/60	175	182
6	Bank Of America Credit Card Trust 2018-A2	3.000%	9/15/23	1,750	1,753
	Bank of Nova Scotia	1.850%	4/14/20	1,800	1,774
	Bank of Nova Scotia	1.875%	4/26/21	600	585
6	Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	525	521
6	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	1,175	1,164
6	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	325	325
6	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	500	523
6	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26	5.465%	1/12/45	61	61
6	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	450	450
6	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	200	198
6	BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	450	456
6	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	1,300	1,322
6	BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	625	627
6	BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	400	408
6	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	1,000	1,025
6	BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	2,000	2,065
6	BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	500	510
6	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	675	701
6	BENCHMARK 2018-B6 Mortgage Trust	4.203%	10/10/51	375	390
6	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	450	470

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	BENCHMARK 2018-B6 Mortgage Trust	4.441%	10/10/51	125	129
6	BENCHMARK 2018-B7 Mortgage Trust	4.510%	11/15/51	25	27
6	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	600	625
6	BENCHMARK 2018-B8 Mortgage Trust	4.532%	1/15/52	200	208
6	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	275	273
6	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	650	646
6	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	125	123
6	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	65	65
6	Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	119	119
6	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	225	223
6	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	875	865
6	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	600	591
6	Capital One Multi-Asset Execution Trust 2016-A3	1.340%	4/15/22	575	571
6	Capital One Multi-Asset Execution Trust 2016-A4	1.330%	6/15/22	775	767
6	Capital One Multi-Asset Execution Trust 2016-A6	1.820%	9/15/22	650	644
6	Capital One Multi-Asset Execution Trust 2017-A1	2.000%	1/17/23	700	692
6	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	700	690
6	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	1,125	1,108
6	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	925	902
6	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	500	503
6	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	92	92
6	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	100	99
6	CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	150	149
6	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	197	195
6	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	115	113
6	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	325	322
6	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	225	222
6	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	350	347
6	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	100	99
6	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	300	301
6	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	200	202
6	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	589
6	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	596
6	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	66	66
6	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	503	503
6	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	131	131
6	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	500	496
6	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	300	295
6	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	250	248
6	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	475	467
6	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	275	269
6	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	575	600
6	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	36	37
6	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	800	796
6	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	425	434
6	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	550	536
6	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	400	391
6	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	950	922
6	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	300	295
6	Chase Issuance Trust 2012-A4	1.580%	8/15/21	600	595
6	Chase Issuance Trust 2012-A7	2.160%	9/15/24	1,314	1,285
6	Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	903
6	Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	592
6	Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	769
6	Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	685
6	Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	768
6	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,348
6	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	744
6	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,100	2,091
6	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	775	760
6	Citibank Credit Card Issuance Trust 2017-A2	1.740%	1/19/21	1,400	1,399
6	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	2,100	2,083
6	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	2,000	2,025
6	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	600	597

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	99
6	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	100	99
6	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	225	235
6	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	350	366
6	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	74	75
6	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	275	284
6	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	100	104
6	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	100	104
6	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	75	76
6	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	125	129
6	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	125	129
6	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	200	204
6	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	150	151
6	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	300	303
6	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	650	657
6	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	800	785
6	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	325	323
6	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	143	142
6	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	650	638
6	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	318	311
6	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	350	354
6	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	425	432
6	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	225	222
6	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	425	417
6	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	800	801
6	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	250	240
6	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	1,000	982
6	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	200	196
6	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	600	592
6	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	150	148
6	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	150	153
6	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	1,200	1,226
6	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	144
6	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	190
6,11	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	226
6	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	344
6	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	166
6	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	200	200
6	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	200	203
6	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	260	269
6	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	330	343
6	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	200	210
6	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	28	28
6	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	123	125
6	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	179
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	129
6	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	77
6	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	52
6	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	2	2
6	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	50	51
6	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	450	467
6	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	150	156
6	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	182
6	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	141	142
6	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	226
6	COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	365	380
6	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	239
6	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	274
6	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	153
6	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	118	119
6	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	286
6	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	337
6	COMM 2014-CCRE14 Mortgage Trust	4.645%	2/10/47	175	183
6	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	201	201

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	114
6	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	216
6	COMM 2014-CCRE15 Mortgage Trust	4.670%	2/10/47	105	110
6	COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	178	178
6	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	100	101
6	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	275	283
6	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	102
6	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	175	176
6	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	127
6	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	153
6	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	662
6	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	153
6	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	286	286
6	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	627
6	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	117	117
6	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	334
6	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	394	394
6	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	179
6	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	32	32
6	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	79
6	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	207
6	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	58
6	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	37
6	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	125
6	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	356
6	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	227
6	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	168
6	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	508
6	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	330	329
6	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	428
6	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	806
6	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	227
6	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	200	200
6	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	570
6	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	199
6	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	250	250
6	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	376
6	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	177
6	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	431
6	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	855
6	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	402
6	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	402
6	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	75	75
6	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	419
6	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	197
6	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	607
6	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	507
6	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	400	398
6	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	200	200
6	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	175	175
6	CSAIL 2015-C2 Commercial Mortgage Trust	1.454%	6/15/57	29	29
6	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	550	546
6	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	225	225
6	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	327	329
6	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	425	427
6	CSAIL 2015-C3 Commercial Mortgage Trust	4.106%	8/15/48	200	199
6	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	200	202
6	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	325	329
6	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	800	789
6	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	800	782
6	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	575	563
6	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	250	245
6	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	1,200	1,233
6	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	250	259

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	295
6	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	325	310
6	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	600	586
6	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	150	145
6	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	1,050	1,036
6	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	825	816
6	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	1,200	1,200
6	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	800	787
6	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	1,000	999
6	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	375	375
6	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	475	476
5,6	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	71	71
5,6	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	510	515
5,6	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	1,162	1,181
5,6	Fannie Mae-Aces 2013-M12	2.404%	3/25/23	781	763
5,6	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	39	38
5,6	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	431	421
5,6	Fannie Mae-Aces 2014-M1	3.214%	7/25/23	1,563	1,579
5,6	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	677	674
5,6	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	1,053	1,046
5,6	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	131	129
5,6	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	476
5,6	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	227	225
5,6	Fannie Mae-Aces 2014-M3	3.460%	1/25/24	600	611
5,6	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	634
5,6	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	1,006	1,001
5,6	Fannie Mae-Aces 2014-M7	3.275%	6/25/24	1,098	1,107
5,6	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	139	137
5,6	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	649
5,6	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	775
5,6	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,051
5,6	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	345
5,6	Fannie Mae-Aces 2015-M12	2.793%	5/25/25	850	840
5,6	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	1,017
5,6	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	711	695
5,6	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	394
5,6	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	487	483
5,6	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	750	734
5,6	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	312	305
5,6	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	825	821
5,6	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	900	853
5,6	Fannie Mae-Aces 2016-M12	2.447%	9/25/26	950	905
5,6	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	725	708
5,6	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	400	391
5,6	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	387
5,6	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	767
5,6	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	576
5,6	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	200	194
5,6	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	284
5,6	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	1,300	1,230
5,6	Fannie Mae-Aces 2017-M1	2.415%	10/25/26	1,200	1,143
5,6	Fannie Mae-Aces 2017-M10	2.561%	7/25/24	440	429
5,6	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	500	482
5,6	Fannie Mae-Aces 2017-M12	3.081%	6/25/27	1,250	1,240
5,6	Fannie Mae-Aces 2017-M15	3.136%	11/25/27	1,150	1,139
5,6	Fannie Mae-Aces 2017-M2	2.785%	2/25/27	1,200	1,171
5,6	Fannie Mae-Aces 2017-M3	2.485%	12/25/26	1,500	1,420
5,6	Fannie Mae-Aces 2017-M4	2.597%	12/25/26	1,200	1,154
5,6	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	675	663
5,6	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	1,563	1,545
5,6	Fannie Mae-Aces 2018-M12	3.640%	8/25/30	850	871
5,6	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	475	483
5,6	Fannie Mae-Aces 2018-M2	2.902%	1/25/28	1,825	1,767
5,6	Fannie Mae-Aces 2018-M4	3.043%	3/25/28	720	711

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5,6	Fannie Mae-Aces 2018-M7	3.052%	3/25/28	400	395
5,6	FHLMC Multifamily Structured Pass Through Certificates K005	3.484%	4/25/19	45	45
5,6	FHLMC Multifamily Structured Pass Through Certificates K006	3.398%	7/25/19	123	123
5,6	FHLMC Multifamily Structured Pass Through Certificates K009	2.757%	5/25/20	48	48
5,6	FHLMC Multifamily Structured Pass Through Certificates K010	3.320%	7/25/20	47	47
5,6	FHLMC Multifamily Structured Pass Through Certificates K011	4.084%	11/25/20	1,758	1,793
5,6	FHLMC Multifamily Structured Pass Through Certificates K012	4.185%	12/25/20	800	819
5,6	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	518	528
5,6	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	1,446	1,448
5,6	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	1,140	1,124
5,6	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	100	99
5,6	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	915	904
5,6	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	1,275	1,264
5,6	FHLMC Multifamily Structured Pass Through Certificates K027	2.637%	1/25/23	1,275	1,269
5,6	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	1,250	1,277
5,6	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	667	666
5,6	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	1,260	1,283
5,6	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	703	703
5,6	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	790	789
5,6	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	1,208	1,245
5,6	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	1,375	1,416
5,6	FHLMC Multifamily Structured Pass Through Certificates K037	3.490%	1/25/24	50	51
5,6	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	270	268
5,6	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	1,475	1,513
5,6	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	198	198
5,6	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	850	869
5,6	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	320	319
5,6	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	1,025	1,044
5,6	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	1,000	1,015
5,6	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	160	156
5,6	FHLMC Multifamily Structured Pass Through Certificates K042	2.670%	12/25/24	700	690
5,6	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	165	163

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5,6	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	600	604
5,6	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	360	355
5,6	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	675	678
5,6	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	650	659
5,6	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	183	181
5,6	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	525	535
5,6	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	825	835
5,6	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	450	449
5,6	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	750	761
5,6	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	450	451
5,6	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	275	274
5,6	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	700	685
5,6	FHLMC Multifamily Structured Pass Through Certificates K055	2.673%	3/25/26	1,000	974
5,6	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	575	553
5,6	FHLMC Multifamily Structured Pass Through Certificates K057	2.570%	7/25/26	1,025	987
5,6	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	500	484
5,6	FHLMC Multifamily Structured Pass Through Certificates K059	3.120%	9/25/26	800	798
5,6	FHLMC Multifamily Structured Pass Through Certificates K060	3.300%	10/25/26	1,000	1,004
5,6	FHLMC Multifamily Structured Pass Through Certificates K061	3.347%	11/25/26	2,000	2,022
5,6	FHLMC Multifamily Structured Pass Through Certificates K062	3.413%	12/25/26	2,400	2,437
5,6	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	1,775	1,805
5,6	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	1,500	1,502
5,6	FHLMC Multifamily Structured Pass Through Certificates K065	3.243%	4/25/27	915	913
5,6	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	600	596
5,6	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	500	498
5,6	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	875	871
5,6	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	275	276
5,6	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	400	401
5,6	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	450	456
5,6	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	675	693
5,6	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	6/25/51	1,575	1,651
5,6	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	700	733

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5,6	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	550	573
5,6	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	450	465
5,6	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	400	385
5,6	FHLMC Multifamily Structured Pass Through Certificates K153	3.294%	3/25/29	2,000	1,994
5,6	FHLMC Multifamily Structured Pass Through Certificates K153	3.117%	10/25/31	900	867
5,6	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	400	415
5,6	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	850	872
5,6	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	275	288
5,6	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	375	394
5,6	FHLMC Multifamily Structured Pass Through Certificates K503	2.456%	8/25/19	830	827
5,6	FHLMC Multifamily Structured Pass Through Certificates K504	2.566%	9/25/20	398	396
5,6	FHLMC Multifamily Structured Pass Through Certificates K710	1.883%	5/25/19	92	91
5,6	FHLMC Multifamily Structured Pass Through Certificates K711	1.730%	7/25/19	1,482	1,474
5,6	FHLMC Multifamily Structured Pass Through Certificates K712	1.869%	11/25/19	686	681
5,6	FHLMC Multifamily Structured Pass Through Certificates K713	2.313%	3/25/20	1,950	1,937
5,6	FHLMC Multifamily Structured Pass Through Certificates K714	3.034%	10/25/20	1,622	1,626
5,6	FHLMC Multifamily Structured Pass Through Certificates K716	2.413%	1/25/21	124	122
5,6	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	1,400	1,408
5,6	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	1,300	1,305
5,6	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	563	554
5,6	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	800	799
5,6	FHLMC Multifamily Structured Pass Through Certificates K722	2.183%	5/25/22	348	340
5,6	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	1,000	1,034
5,6	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	800	783
5,6	FHLMC Multifamily Structures Pass Through Certificates K073	3.350%	1/25/28	500	502
5,6	FHLMC Multifamily Structures Pass Through Certificates K074	3.600%	1/25/28	1,000	1,024
5,6	FHLMC Multifamily Structures Pass Through Certificates K078	3.854%	6/25/28	500	522
5,6	FHLMC Multifamily Structures Pass Through Certificates K079	3.926%	6/25/28	1,000	1,050
5,6	FHLMC Multifamily Structures Pass Through Certificates K080	3.736%	4/25/28	298	311
5,6	FHLMC Multifamily Structures Pass Through Certificates K080	3.926%	7/25/28	800	836
5,6	FHLMC Multifamily Structures Pass Through Certificates K1504	3.424%	4/25/32	150	149
5,6	FHLMC Multifamily Structures Pass Through Certificates K1504	3.459%	11/25/32	200	196

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5,6	FHLMC Multifamily Structures Pass Through Certificates K715	2.856%	1/25/21	475	475
5,6	FHLMC Multifamily Structures Pass Through Certificates K720	2.716%	6/25/22	525	523
5,6	FHLMC Multifamily Structures Pass Through Certificates K723	2.454%	8/25/23	500	492
5,6	FHLMC Multifamily Structures Pass Through Certificates K724	3.062%	11/25/23	1,000	1,010
5,6	FHLMC Multifamily Structures Pass Through Certificates K725	3.002%	1/25/24	1,600	1,610
5,6	FHLMC Multifamily Structures Pass Through Certificates K725	2.946%	7/25/24	1,500	1,506
5,6	FHLMC Multifamily Structures Pass Through Certificates K726	2.905%	4/25/24	800	799
5,6	FHLMC Multifamily Structures Pass Through Certificates K728	3.064%	8/25/24	1,175	1,185
5,6	FHLMC Multifamily Structures Pass Through Certificates K730	3.452%	9/24/24	98	100
5,6	FHLMC Multifamily Structures Pass Through Certificates K730	3.590%	1/25/25	1,200	1,243
5,6	FHLMC Multifamily Structures Pass Through Certificates K732	3.700%	5/25/25	1,000	1,042
5,6	FHLMC Multifamily Structures Pass Through Certificates KC02	3.370%	7/25/25	800	801
6	FHMS_K085	4.060%	10/25/28	625	659
6	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	4	4
6	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	550	550
6	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	100	100
6	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	1,000	1,005
6	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	250	252
6	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	12	12
6	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	50	49
6	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	90	90
6	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	436	433
6	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	275	271
6	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	577	570
6	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	80	78
6	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	1,575	1,555
6	Ford Credit Floorplan Master Owner Trust A Series 2016-1	1.760%	2/15/21	800	799
6	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	700	689
6	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	720	705
6	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	1,000	997
6	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	900	906
6	GM Financial Automobile Leasing Trust 2016-3	1.610%	12/20/19	61	61
6	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	550	547
6	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	125	124
6	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	200	200
6	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	75	75
6	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	475	473
6	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	400	401
6	GS Mortgage Securities Corporation II 2013-GC10	2.943%	2/10/46	246	243
6	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	147
6	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	755
6	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	403	405
6	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	324	320
6	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	92
6	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	275
6	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	117
6	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	126	128

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	701
6	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	99	100
6	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	130
6	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	1,025	1,057
6	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	284
6	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	175	176
6	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	153
6	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	486
6	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	125	128
6	GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	111	111
6	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	252
6	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	807
6	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	125
6	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	126
6	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	497
6	GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	300	298
6	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	446
6	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	430
6	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	177
6	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	402
6	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	398
6	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	290
6	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	735
6	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	271
6	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	197
6	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	625	624
6	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	250	247
6	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	600	588
6	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	983	959
6	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	262	259
6	Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	11	11
6	Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	1,254	1,240
6	Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	279	274
6	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	425	421
6	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	1,025	1,019
6	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	275	275
6	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	275	275
6	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	200	201
6	Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	4	4
6	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	100	100
6	Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	254	252
6	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	250	244
6	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	250	250
6	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	325	326
6	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	465	467
6	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	1,450	1,427
6	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	433	434
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.142%	12/15/47	146	145
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	109	108
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	140	142
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	200	206
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	300	310
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	150	155
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.963%	12/15/46	150	156

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	673	664
6	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	2.872%	7/15/47	173	173
6	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.805%	7/15/47	75	76
6	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	325	332
6	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	975	928
6	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	400	400
6	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	325	321
6	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	400	397
6	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	400	391
6	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	122	124
6	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.035%	7/15/45	81	82
6	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	220	222
6	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	790	816
6	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	220	226
6	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	61	61
6	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	435	449
6	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	275	283
6	JPMBB Commercial Mortgage Securities Trust 2013-C17	3.705%	1/15/47	182	184
6	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	625	647
6	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.458%	1/15/47	125	129
6	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.891%	1/15/47	188	194
6	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	474	489
6	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	93	95
6	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.811%	2/15/47	113	116
6	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.046%	4/15/47	156	156
6	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	225	227
6	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.996%	4/15/47	225	231
6	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	175	178
6	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	109	109
6	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	100	101
6	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.996%	8/15/47	75	75
6	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	650	660

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	175	177
6	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	319	326
6	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	188	191
6	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	161	160
6	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.638%	11/15/47	150	151
6	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	300	300
6	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	750	756
6	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	200	201
6	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.018%	1/15/48	375	373
6	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	600	600
6	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	200	198
6	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	200	197
6	JPMBB Commercial Mortgage Securities Trust 2015-C27	2.734%	2/15/48	325	323
6	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	409	404
6	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	218	214
6	JPMBB Commercial Mortgage Securities Trust 2015-C28	2.773%	10/15/48	347	344
6	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.227%	10/15/48	500	492
6	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	100	97
6	JPMBB Commercial Mortgage Securities Trust 2015-C29	2.921%	5/15/48	348	346
6	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	215	215
6	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	350	352
6	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	425	428
6	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	425	432
6	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	200	202
6	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	203	204
6	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	218	222
6	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	425	425
6	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	425	426
6	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	300	304
6	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	325	325
6	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	1,250	1,257
6	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	300	292

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	150	145
6	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.694%	3/15/50	2,000	2,008
6	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.858%	3/15/50	425	420
6	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	275	270
6	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.712%	10/15/50	175	171
6	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	1,000	1,035
6	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	125	128
6	Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	1,000	997
6	Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	500	496
6	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	350	348
6	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	75	75
6	Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	68	67
6	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	175	174
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	2,000	2,066
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.137%	8/15/46	240	250
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.337%	8/15/46	120	125
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	445	462
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	2.936%	11/15/46	15	15
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	300	309
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.757%	11/15/46	150	155
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	179	177
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	36	35
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	225	224
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	100	99
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	150	149
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	125	124
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	2.916%	2/15/47	57	57
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	3.669%	2/15/47	394	397
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	375	386
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.674%	2/15/47	150	155
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	2.849%	6/15/47	70	70
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	75	75
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	325	332
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.321%	6/15/47	125	127

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.194%	10/15/47	377	377
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	100	102
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.435%	10/15/47	125	127
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.101%	12/15/47	400	400
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	225	226
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	275	276
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	200	199
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	725	715
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	425	423
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	325	321
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	200	198
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	2.982%	7/15/50	225	224
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	150	151
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	450	455
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	475	477
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	250	251
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	275	277
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	300	300
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	200	202
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	250	253
6	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	300	301
6	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	800	799
6	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	800	760
6	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	950	916
6	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	800	805
6	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.994%	12/15/49	325	327
6	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	1,000	996
6	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	400	395
6	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	400	388
6	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	575	568
6	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	653
6	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	225
6	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	305
6	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	385

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	306
6	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	756
6	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	825	823
6	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	550	544
11	National Australia Bank Ltd.	2.250%	3/16/21	625	616
6	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	303	302
6	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	280	278
6	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	75	74
6	Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	19	19
6	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	125	124
6	Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	26	26
6	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	200	198
6	Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	210	208
6	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	275	269
6	Nissan Auto Receivables 2017-B Owner Trust	1.750%	10/15/21	566	559
6	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	259	255
6	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	525	523
6	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	400	402
6	Nissan Master Owner Trust Receivables Series 2016-A	1.540%	6/15/21	375	372
6	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	200	201
6	Public Service New Hampshire Funding LLC 2018-1	3.506%	8/1/28	100	103
6	Public Service New Hampshire Funding LLC 2018-1	3.814%	2/1/35	225	232
	Royal Bank of Canada	2.100%	10/14/20	3,950	3,888
6	Royal Bank of Canada	1.875%	2/5/21	475	470
	Royal Bank of Canada	2.300%	3/22/21	650	640
6	Santander Drive Auto Receivables Trust 2017-3	1.870%	6/15/21	310	309
6	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	150	150
6	Santander Drive Auto Receivables Trust 2018-2	2.750%	9/15/21	250	249
6	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	250	250
6	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	250	250
6	Santander Drive Auto Receivables Trust 2018-3	3.030%	2/15/22	150	150
6	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	150	150
6	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	250	250
6	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	1,200	1,210
6	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	1,562	1,531
6	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	550	544
6	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	675	662
6	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	1,200	1,197
6	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	1,175	1,187
6	Synchrony Credit Card Master Note Trust Series 2012-7	1.760%	9/15/22	409	405
6	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.481%	8/15/39	8	8
11	Toronto-Dominion Bank	2.250%	3/15/21	2,000	1,972
6	Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	159	159
6	Toyota Auto Receivables 2015-C Owner Trust	1.690%	12/15/20	186	186
6	Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	52	52
6	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	250	247
6	Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	125	124
6	Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	175	172
6	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	950	936
6	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	550	544
6	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	175	174
6	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	475	475
6	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	100	101
6	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	800	783
6	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	350	343
6	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	600	588
6	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	150	148
6	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	725	707
6	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	300	293
6	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	475	462
6	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	600	590
6	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	262	256
6	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	400	391

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	600	595
6	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	325	326
6	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	1,000	1,034
6	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	475	493
6	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	175	183
6	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	600	625
6	UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	100	104
6	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	975	1,025
§,6	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	575	592
6	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	600	599
6	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	1,200	1,217
6	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	325	329
6	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	1,000	988
6	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	290	290
6	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	175	175
6	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	75	75
6	UBS-Barclays Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	800	832
6	UBS-Barclays Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	1,200	1,229
6	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	200	200
6	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	100	101
6	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	223	221
6	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	111	111
6	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	100	101
6	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	1,300	1,326
6	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	50	51
6	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	204	203
6	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	300	299
6	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	400	399
6	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	200	201
6	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	400	396
6	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	200	197
6	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	175	171
6	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	1,023	1,016
6	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	625	625
6	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	117	117
6	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	425	427
6	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	625	631
6	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	112	111
6	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	1,053	1,036
6	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	200	194
6	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	175	177
6	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	275	281
6	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	225	229
6	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	175	174
6	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	125	124
6	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	175	172
6	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	325	330
6	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	200	203
6	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	770	781
6	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	525	493
6	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	218	218
6	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	475	475
6	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	150	149
6	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	325	314
6	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	325	328
6	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	350	342
6	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	614	587
6	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	854	834
6	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	242	236
6	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	725	710
6	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	400	390
6	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	400	391
6	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	600	595
6	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	150	148

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	1,000	982
6	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	1,200	1,189
6	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	1,500	1,494
6	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	1,200	1,227
6	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	200	203
6	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	775	798
6	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	1,000	1,035
6	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	475	490
6	Wells Fargo Commercial Mortgate Trust 2018-C47	4.442%	9/15/61	1,075	1,135
6	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	600	592
6	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	452
6	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	302
6	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	256
6	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	174
6	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	363	358
6	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	249
6	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	109
6	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	53
6	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	220
6	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	43
6	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	401
6	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	198
6	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	151	153
6	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	650	674
6	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	160	164
6	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	172	175
6	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	180	189
6	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	290	301
6	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	98	99
6	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	100	103
6	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	100	102
6	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	100	104
6	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	3	3
6	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	200	202
6	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,436	1,491
6	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	50	51
6	WFRBS Commercial Mortgage Trust 2013-C18	4.706%	12/15/46	75	78
6	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	6	6
6	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	150	151
6	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	175	180
6	WFRBS Commercial Mortgage Trust 2013-UBS1	4.685%	3/15/46	50	52
6	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	50	51
6	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	75	76
6	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	175	181
6	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	50	51
6	WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	75	75
6	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	100	101
6	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	125	129
6	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	125	128
6	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	425	431
6	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	650	661
6	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	100	101
6	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	249	253
6	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	125	128
6	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	75	77
6	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	19	18
6	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	300	303
6	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	725	749
6	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	300	309
6	World Financial Network Credit Card Master Note Trust Series 2017-C	2.310%	8/15/24	625	616
6	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	775	772
6	World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	36	36

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	200	199
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $417,656)					412,459
Corporate Bonds (10.9%)
Finance (3.6%)
	Banking (2.6%)
	American Express Co.	2.200%	10/30/20	800	784
	American Express Co.	3.700%	11/5/21	1,000	1,012
	American Express Co.	2.500%	8/1/22	2,400	2,315
	American Express Co.	2.650%	12/2/22	1,500	1,451
	American Express Co.	3.400%	2/27/23	1,200	1,192
	American Express Co.	3.700%	8/3/23	1,500	1,506
	American Express Co.	3.000%	10/30/24	1,200	1,152
	American Express Co.	3.625%	12/5/24	750	733
	American Express Co.	4.050%	12/3/42	121	115
	American Express Credit Corp.	2.200%	3/3/20	1,100	1,088
	American Express Credit Corp.	2.375%	5/26/20	1,485	1,467
	American Express Credit Corp.	2.600%	9/14/20	650	642
	American Express Credit Corp.	2.250%	5/5/21	1,060	1,035
	American Express Credit Corp.	2.700%	3/3/22	1,350	1,317
	American Express Credit Corp.	3.300%	5/3/27	1,960	1,902
	Associated Bank NA	3.500%	8/13/21	250	250
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	1,000	984
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	1,000	983
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	800	792
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	2,300	2,245
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	300	293
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	250	244
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	1,750	1,693
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	750	743
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	1,950	1,929
	Banco Santander SA	3.848%	4/12/23	1,200	1,166
	Banco Santander SA	5.179%	11/19/25	1,700	1,687
	Banco Santander SA	3.800%	2/23/28	200	178
	Banco Santander SA	4.379%	4/12/28	200	186
	Bank of America Corp.	2.250%	4/21/20	1,000	988
	Bank of America Corp.	2.625%	10/19/20	550	544
	Bank of America Corp.	2.151%	11/9/20	500	491
	Bank of America Corp.	2.625%	4/19/21	2,090	2,061
6	Bank of America Corp.	2.369%	7/21/21	2,275	2,236
6	Bank of America Corp.	2.328%	10/1/21	2,500	2,451
6	Bank of America Corp.	2.738%	1/23/22	1,300	1,278
6	Bank of America Corp.	3.499%	5/17/22	1,000	1,000
	Bank of America Corp.	2.503%	10/21/22	1,850	1,777
	Bank of America Corp.	3.300%	1/11/23	5,400	5,319
6	Bank of America Corp.	3.124%	1/20/23	410	403
6	Bank of America Corp.	2.881%	4/24/23	6,375	6,201
6	Bank of America Corp.	2.816%	7/21/23	3,000	2,904
	Bank of America Corp.	4.100%	7/24/23	1,225	1,243
	Bank of America Corp.	3.004%	12/20/23	6,882	6,687
	Bank of America Corp.	4.125%	1/22/24	1,400	1,419
6	Bank of America Corp.	3.550%	3/5/24	820	809
	Bank of America Corp.	4.000%	4/1/24	946	952
6	Bank of America Corp.	3.864%	7/23/24	625	626
	Bank of America Corp.	4.200%	8/26/24	2,500	2,478
	Bank of America Corp.	4.000%	1/22/25	4,240	4,147
	Bank of America Corp.	3.950%	4/21/25	1,500	1,455
6	Bank of America Corp.	3.093%	10/1/25	2,500	2,361
6	Bank of America Corp.	3.366%	1/23/26	1,300	1,242
	Bank of America Corp.	4.450%	3/3/26	1,650	1,631
	Bank of America Corp.	3.500%	4/19/26	100	96
	Bank of America Corp.	4.250%	10/22/26	1,700	1,653
	Bank of America Corp.	3.248%	10/21/27	1,625	1,506

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	4.183%	11/25/27	1,200	1,152
6	Bank of America Corp.	3.824%	1/20/28	2,450	2,369
6	Bank of America Corp.	3.705%	4/24/28	1,525	1,461
6	Bank of America Corp.	3.593%	7/21/28	1,500	1,420
	Bank of America Corp.	3.419%	12/20/28	5,357	5,007
6	Bank of America Corp.	3.970%	3/5/29	1,200	1,166
6	Bank of America Corp.	4.271%	7/23/29	500	499
	Bank of America Corp.	6.110%	1/29/37	1,010	1,121
6	Bank of America Corp.	4.244%	4/24/38	1,525	1,453
	Bank of America Corp.	7.750%	5/14/38	2,075	2,711
	Bank of America Corp.	5.875%	2/7/42	2,350	2,722
	Bank of America Corp.	5.000%	1/21/44	1,950	2,033
	Bank of America Corp.	4.875%	4/1/44	550	565
	Bank of America Corp.	4.750%	4/21/45	350	346
6	Bank of America Corp.	4.443%	1/20/48	625	606
6	Bank of America Corp.	3.946%	1/23/49	1,175	1,051
	Bank of America NA	6.000%	10/15/36	600	693
	Bank of Montreal	2.100%	6/15/20	800	789
	Bank of Montreal	3.100%	7/13/20	850	847
	Bank of Montreal	3.100%	4/13/21	1,545	1,544
	Bank of Montreal	1.900%	8/27/21	1,500	1,452
	Bank of Montreal	2.350%	9/11/22	137	132
	Bank of Montreal	2.550%	11/6/22	313	303
6	Bank of Montreal	4.338%	10/5/28	400	399
6	Bank of Montreal	3.803%	12/15/32	2,400	2,231
	Bank of New York Mellon Corp.	4.600%	1/15/20	400	407
	Bank of New York Mellon Corp.	2.600%	8/17/20	375	372
	Bank of New York Mellon Corp.	2.450%	11/27/20	750	741
	Bank of New York Mellon Corp.	2.050%	5/3/21	2,000	1,952
	Bank of New York Mellon Corp.	3.550%	9/23/21	125	126
	Bank of New York Mellon Corp.	2.600%	2/7/22	1,500	1,471
	Bank of New York Mellon Corp.	2.950%	1/29/23	850	836
	Bank of New York Mellon Corp.	3.500%	4/28/23	500	501
6	Bank of New York Mellon Corp.	2.661%	5/16/23	1,150	1,119
	Bank of New York Mellon Corp.	3.450%	8/11/23	650	652
	Bank of New York Mellon Corp.	2.200%	8/16/23	825	783
	Bank of New York Mellon Corp.	3.650%	2/4/24	150	150
	Bank of New York Mellon Corp.	3.250%	9/11/24	600	590
	Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,126
	Bank of New York Mellon Corp.	2.450%	8/17/26	500	457
	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,448
	Bank of New York Mellon Corp.	3.400%	1/29/28	600	584
6	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,170
	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	911
	Bank of New York Mellon Corp.	3.300%	8/23/29	500	469
	Bank of Nova Scotia	2.150%	7/14/20	1,200	1,184
	Bank of Nova Scotia	4.375%	1/13/21	105	108
	Bank of Nova Scotia	2.800%	7/21/21	1,375	1,360
	Bank of Nova Scotia	2.700%	3/7/22	3,000	2,935
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,238
	Barclays Bank plc	5.140%	10/14/20	105	106
	Barclays Bank plc	2.650%	1/11/21	1,000	981
	Barclays plc	2.875%	6/8/20	1,750	1,722
	Barclays plc	3.250%	1/12/21	1,000	979
	Barclays plc	3.200%	8/10/21	850	827
	Barclays plc	3.684%	1/10/23	950	911
6	Barclays plc	4.610%	2/15/23	1,000	992
6	Barclays plc	4.338%	5/16/24	1,000	974
	Barclays plc	3.650%	3/16/25	3,000	2,782
	Barclays plc	4.375%	1/12/26	1,200	1,141
	Barclays plc	4.337%	1/10/28	1,000	924
6	Barclays plc	4.972%	5/16/29	1,200	1,154
	Barclays plc	5.250%	8/17/45	450	415
	Barclays plc	4.950%	1/10/47	1,000	889

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BB&T Corp.	2.150%	2/1/21	550	537
	BB&T Corp.	2.050%	5/10/21	800	779
	BB&T Corp.	3.200%	9/3/21	750	753
	BB&T Corp.	2.750%	4/1/22	750	735
	BB&T Corp.	3.750%	12/6/23	1,500	1,518
	BB&T Corp.	2.850%	10/26/24	475	456
	BB&T Corp.	3.700%	6/5/25	850	852
	BNP Paribas SA	2.375%	5/21/20	1,000	990
	BNP Paribas SA	5.000%	1/15/21	2,810	2,910
	BNP Paribas SA	3.250%	3/3/23	675	661
	BNP Paribas SA	4.250%	10/15/24	500	493
	BPCE SA	2.250%	1/27/20	675	667
	BPCE SA	2.650%	2/3/21	825	810
	BPCE SA	2.750%	12/2/21	500	486
11	BPCE SA	3.000%	5/22/22	1,000	967
	BPCE SA	4.000%	4/15/24	1,200	1,210
	BPCE SA	3.375%	12/2/26	250	235
	Branch Banking & Trust Co.	2.100%	1/15/20	600	594
	Branch Banking & Trust Co.	2.250%	6/1/20	1,000	988
	Branch Banking & Trust Co.	2.625%	1/15/22	1,000	981
	Branch Banking & Trust Co.	3.625%	9/16/25	2,600	2,561
	Branch Banking & Trust Co.	3.800%	10/30/26	400	397
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	1,000	981
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	500	495
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	1,700	1,652
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,000	1,003
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,101
	Capital One Financial Corp.	2.500%	5/12/20	1,000	986
	Capital One Financial Corp.	2.400%	10/30/20	500	489
	Capital One Financial Corp.	4.750%	7/15/21	280	287
	Capital One Financial Corp.	3.050%	3/9/22	675	659
	Capital One Financial Corp.	3.200%	1/30/23	2,000	1,942
	Capital One Financial Corp.	3.500%	6/15/23	82	80
	Capital One Financial Corp.	3.750%	4/24/24	1,000	975
	Capital One Financial Corp.	3.300%	10/30/24	1,050	991
	Capital One Financial Corp.	4.200%	10/29/25	500	481
	Capital One Financial Corp.	3.750%	7/28/26	250	229
	Capital One Financial Corp.	3.750%	3/9/27	1,075	999
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,849
	Capital One NA	2.350%	1/31/20	1,000	987
	Capital One NA	2.950%	7/23/21	510	502
	Capital One NA	2.250%	9/13/21	675	650
	Capital One NA	2.650%	8/8/22	2,550	2,450
	Citibank NA	3.050%	5/1/20	1,650	1,647
	Citibank NA	2.100%	6/12/20	1,000	983
	Citibank NA	2.125%	10/20/20	3,200	3,132
	Citibank NA	2.850%	2/12/21	830	823
	Citibank NA	3.400%	7/23/21	1,000	1,000
6,11	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,265	1,327
	Citigroup Inc.	2.450%	1/10/20	1,300	1,289
	Citigroup Inc.	2.400%	2/18/20	675	669
	Citigroup Inc.	5.375%	8/9/20	470	485
	Citigroup Inc.	2.650%	10/26/20	5,000	4,933
	Citigroup Inc.	2.700%	3/30/21	2,500	2,459
	Citigroup Inc.	2.350%	8/2/21	600	582
	Citigroup Inc.	2.900%	12/8/21	2,000	1,965
	Citigroup Inc.	4.500%	1/14/22	2,000	2,048
	Citigroup Inc.	2.750%	4/25/22	1,875	1,816
	Citigroup Inc.	4.050%	7/30/22	2,225	2,229
	Citigroup Inc.	2.700%	10/27/22	1,550	1,493
6	Citigroup Inc.	3.142%	1/24/23	2,000	1,963
	Citigroup Inc.	3.500%	5/15/23	450	442
	Citigroup Inc.	3.875%	10/25/23	725	727
	Citigroup Inc.	3.750%	6/16/24	2,975	2,953

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.000%	8/5/24	725	715
	Citigroup Inc.	3.875%	3/26/25	1,100	1,064
	Citigroup Inc.	3.300%	4/27/25	425	405
	Citigroup Inc.	4.400%	6/10/25	1,975	1,933
	Citigroup Inc.	5.500%	9/13/25	1,000	1,051
	Citigroup Inc.	3.700%	1/12/26	1,500	1,443
	Citigroup Inc.	4.600%	3/9/26	975	963
	Citigroup Inc.	3.400%	5/1/26	1,200	1,126
	Citigroup Inc.	3.200%	10/21/26	2,325	2,149
	Citigroup Inc.	4.300%	11/20/26	775	745
	Citigroup Inc.	4.450%	9/29/27	2,900	2,794
6	Citigroup Inc.	3.887%	1/10/28	2,275	2,189
	Citigroup Inc.	6.625%	1/15/28	800	916
6	Citigroup Inc.	3.668%	7/24/28	1,775	1,676
	Citigroup Inc.	4.125%	7/25/28	975	916
6	Citigroup Inc.	3.520%	10/27/28	2,200	2,052
6	Citigroup Inc.	4.075%	4/23/29	700	683
	Citigroup Inc.	5.875%	2/22/33	200	218
	Citigroup Inc.	6.000%	10/31/33	425	466
	Citigroup Inc.	6.125%	8/25/36	1,699	1,877
6	Citigroup Inc.	3.878%	1/24/39	1,100	979
	Citigroup Inc.	8.125%	7/15/39	1,099	1,528
	Citigroup Inc.	5.875%	1/30/42	800	916
	Citigroup Inc.	5.300%	5/6/44	750	765
	Citigroup Inc.	4.650%	7/30/45	1,000	974
	Citigroup Inc.	4.750%	5/18/46	2,550	2,377
	Citigroup Inc.	4.650%	7/23/48	2,850	2,802
	Citizens Bank NA	2.250%	3/2/20	725	717
	Citizens Bank NA	2.200%	5/26/20	2,075	2,045
	Citizens Bank NA	2.250%	10/30/20	600	588
	Citizens Bank NA	2.650%	5/26/22	600	582
	Citizens Bank NA	3.700%	3/29/23	250	251
	Citizens Financial Group Inc.	4.300%	12/3/25	400	395
	Comerica Bank	4.000%	7/27/25	200	198
	Comerica Inc.	3.700%	7/31/23	750	750
	Commonwealth Bank of Australia	2.400%	11/2/20	650	640
	Commonwealth Bank of Australia	2.550%	3/15/21	625	615
11	Commonwealth Bank of Australia	2.750%	3/10/22	2,000	1,961
	Compass Bank	3.500%	6/11/21	625	621
	Compass Bank	2.875%	6/29/22	1,550	1,485
	Cooperatieve Rabobank UA	2.250%	1/14/20	4,825	4,784
	Cooperatieve Rabobank UA	4.500%	1/11/21	635	649
	Cooperatieve Rabobank UA	2.500%	1/19/21	1,775	1,745
	Cooperatieve Rabobank UA	2.750%	1/10/22	300	294
	Cooperatieve Rabobank UA	3.875%	2/8/22	2,075	2,097
	Cooperatieve Rabobank UA	3.950%	11/9/22	975	970
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,675	2,714
	Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	1,000
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	736
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,500	1,407
	Cooperatieve Rabobank UA	5.250%	5/24/41	335	368
	Cooperatieve Rabobank UA	5.750%	12/1/43	700	766
	Cooperatieve Rabobank UA	5.250%	8/4/45	1,950	2,006
	Credit Suisse AG	5.400%	1/14/20	200	203
	Credit Suisse AG	3.000%	10/29/21	800	788
	Credit Suisse AG	3.625%	9/9/24	2,325	2,277
11	Credit Suisse Group AG	3.574%	1/9/23	1,500	1,462
11	Credit Suisse Group AG	4.282%	1/9/28	1,000	961
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	800	794
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	2,630	2,623
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	4,250	4,228
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	2,085	2,042
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,500	1,434
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	1,300	1,291

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	950	941
	Credit Suisse USA Inc.	7.125%	7/15/32	465	588
	Deutsche Bank AG	2.700%	7/13/20	1,400	1,357
	Deutsche Bank AG	2.950%	8/20/20	400	388
	Deutsche Bank AG	3.125%	1/13/21	325	315
	Deutsche Bank AG	3.150%	1/22/21	1,500	1,445
	Deutsche Bank AG	3.375%	5/12/21	650	629
	Deutsche Bank AG	4.250%	10/14/21	3,000	2,957
	Deutsche Bank AG	3.300%	11/16/22	2,500	2,318
	Deutsche Bank AG	3.950%	2/27/23	1,300	1,223
	Deutsche Bank AG	3.700%	5/30/24	1,875	1,703
	Deutsche Bank AG	4.100%	1/13/26	400	363
	Discover Bank	7.000%	4/15/20	250	260
	Discover Bank	3.200%	8/9/21	350	346
	Discover Bank	3.350%	2/6/23	600	583
	Discover Bank	4.250%	3/13/26	1,125	1,097
	Discover Bank	3.450%	7/27/26	500	459
6	Discover Bank	4.682%	8/9/28	425	422
	Discover Bank	4.650%	9/13/28	1,000	989
	Discover Financial Services	3.850%	11/21/22	225	223
	Discover Financial Services	3.950%	11/6/24	400	395
	Discover Financial Services	3.750%	3/4/25	375	359
	Discover Financial Services	4.100%	2/9/27	1,175	1,097
	Fifth Third Bancorp	3.500%	3/15/22	950	952
	Fifth Third Bancorp	4.300%	1/16/24	475	481
	Fifth Third Bancorp	3.950%	3/14/28	300	298
	Fifth Third Bancorp	8.250%	3/1/38	710	946
	Fifth Third Bank	2.250%	6/14/21	500	488
	Fifth Third Bank	2.875%	10/1/21	1,435	1,418
	Fifth Third Bank	3.850%	3/15/26	1,500	1,474
	Fifth Third Bank	3.350%	7/26/21	625	626
	Fifth Third Bank	3.950%	7/28/25	625	634
	First Horizon National Corp.	3.500%	12/15/20	425	425
	First Niagara Financial Group Inc.	6.750%	3/19/20	725	754
	First Republic Bank	2.500%	6/6/22	1,400	1,355
	First Republic Bank	4.375%	8/1/46	200	185
	First Republic Bank	4.625%	2/13/47	375	360
	FirstMerit Bank NA	4.270%	11/25/26	450	435
	Goldman Sachs Bank USA	3.200%	6/5/20	750	750
	Goldman Sachs Capital I	6.345%	2/15/34	975	1,090
	Goldman Sachs Group Inc.	5.375%	3/15/20	1,310	1,339
	Goldman Sachs Group Inc.	2.600%	4/23/20	3,125	3,095
	Goldman Sachs Group Inc.	6.000%	6/15/20	2,590	2,681
	Goldman Sachs Group Inc.	2.750%	9/15/20	975	965
	Goldman Sachs Group Inc.	2.875%	2/25/21	1,275	1,256
	Goldman Sachs Group Inc.	2.625%	4/25/21	500	488
	Goldman Sachs Group Inc.	5.250%	7/27/21	1,825	1,892
	Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	1,929
	Goldman Sachs Group Inc.	5.750%	1/24/22	4,375	4,586
	Goldman Sachs Group Inc.	3.000%	4/26/22	3,800	3,676
6	Goldman Sachs Group Inc.	2.876%	10/31/22	4,700	4,586
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,825	1,796
	Goldman Sachs Group Inc.	3.200%	2/23/23	2,545	2,469
6	Goldman Sachs Group Inc.	2.908%	6/5/23	3,650	3,481
6	Goldman Sachs Group Inc.	2.905%	7/24/23	2,000	1,910
	Goldman Sachs Group Inc.	4.000%	3/3/24	1,900	1,876
	Goldman Sachs Group Inc.	3.850%	7/8/24	3,025	2,948
	Goldman Sachs Group Inc.	3.500%	1/23/25	1,050	995
6	Goldman Sachs Group Inc.	3.272%	9/29/25	2,100	1,966
	Goldman Sachs Group Inc.	3.750%	2/25/26	1,350	1,275
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,665	2,472
	Goldman Sachs Group Inc.	5.950%	1/15/27	630	665
	Goldman Sachs Group Inc.	3.850%	1/26/27	2,100	1,980
6	Goldman Sachs Group Inc.	3.691%	6/5/28	1,900	1,772

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	Goldman Sachs Group Inc.	3.814%	4/23/29	1,000	932
6	Goldman Sachs Group Inc.	4.223%	5/1/29	1,850	1,782
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,475	1,629
	Goldman Sachs Group Inc.	6.750%	10/1/37	3,620	4,114
6	Goldman Sachs Group Inc.	4.017%	10/31/38	2,000	1,757
6	Goldman Sachs Group Inc.	4.411%	4/23/39	1,400	1,316
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,386
	Goldman Sachs Group Inc.	4.800%	7/8/44	1,625	1,553
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,975	2,808
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,500	1,431
	HSBC Bank USA NA	4.875%	8/24/20	950	971
	HSBC Bank USA NA	5.875%	11/1/34	675	759
	HSBC Bank USA NA	5.625%	8/15/35	625	682
	HSBC Bank USA NA	7.000%	1/15/39	650	813
	HSBC Holdings plc	3.400%	3/8/21	2,151	2,145
	HSBC Holdings plc	5.100%	4/5/21	1,560	1,610
	HSBC Holdings plc	2.950%	5/25/21	4,675	4,608
	HSBC Holdings plc	2.650%	1/5/22	5,300	5,143
	HSBC Holdings plc	4.875%	1/14/22	160	166
	HSBC Holdings plc	4.000%	3/30/22	765	772
6	HSBC Holdings plc	3.262%	3/13/23	1,300	1,274
	HSBC Holdings plc	3.600%	5/25/23	1,300	1,286
6	HSBC Holdings plc	3.033%	11/22/23	1,050	1,013
	HSBC Holdings plc	4.250%	3/14/24	1,000	1,000
6	HSBC Holdings plc	3.950%	5/18/24	2,500	2,475
	HSBC Holdings plc	4.250%	8/18/25	750	729
	HSBC Holdings plc	4.300%	3/8/26	4,070	4,007
	HSBC Holdings plc	3.900%	5/25/26	2,200	2,109
6	HSBC Holdings plc	4.292%	9/12/26	2,500	2,465
	HSBC Holdings plc	4.375%	11/23/26	1,000	969
6	HSBC Holdings plc	4.041%	3/13/28	2,500	2,392
6	HSBC Holdings plc	4.583%	6/19/29	2,300	2,279
	HSBC Holdings plc	7.625%	5/17/32	400	502
	HSBC Holdings plc	7.350%	11/27/32	400	494
	HSBC Holdings plc	6.500%	5/2/36	2,485	2,823
	HSBC Holdings plc	6.500%	9/15/37	660	754
	HSBC Holdings plc	6.800%	6/1/38	550	651
	HSBC Holdings plc	6.100%	1/14/42	200	234
	HSBC Holdings plc	5.250%	3/14/44	3,500	3,499
	HSBC USA Inc.	2.350%	3/5/20	1,500	1,484
	HSBC USA Inc.	2.750%	8/7/20	500	494
	HSBC USA Inc.	5.000%	9/27/20	645	659
	Huntington Bancshares Inc.	7.000%	12/15/20	450	480
	Huntington Bancshares Inc.	3.150%	3/14/21	650	647
	Huntington Bancshares Inc.	2.300%	1/14/22	325	314
	Huntington Bancshares Inc.	4.000%	5/15/25	400	402
	Huntington National Bank	2.375%	3/10/20	750	744
	Huntington National Bank	2.400%	4/1/20	250	247
	Huntington National Bank	2.875%	8/20/20	800	795
	Huntington National Bank	3.250%	5/14/21	1,050	1,049
	Huntington National Bank	2.500%	8/7/22	600	579
	Huntington National Bank	3.550%	10/6/23	650	648
	ING Groep NV	3.150%	3/29/22	700	686
	ING Groep NV	4.100%	10/2/23	1,500	1,499
	ING Groep NV	3.950%	3/29/27	1,300	1,238
	ING Groep NV	4.550%	10/2/28	1,000	986
	Intesa Sanpaolo SPA	5.250%	1/12/24	625	613
	JPMorgan Chase & Co.	2.250%	1/23/20	3,825	3,786
	JPMorgan Chase & Co.	2.750%	6/23/20	5,515	5,479
	JPMorgan Chase & Co.	4.400%	7/22/20	1,130	1,150
	JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,195
	JPMorgan Chase & Co.	2.550%	10/29/20	8,925	8,822
	JPMorgan Chase & Co.	2.550%	3/1/21	800	788
	JPMorgan Chase & Co.	4.625%	5/10/21	835	859

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	2.400%	6/7/21	975	955
	JPMorgan Chase & Co.	2.295%	8/15/21	1,925	1,880
	JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,028
	JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,756
6	JPMorgan Chase & Co.	3.514%	6/18/22	800	801
	JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,401
	JPMorgan Chase & Co.	2.972%	1/15/23	1,650	1,609
	JPMorgan Chase & Co.	3.200%	1/25/23	5,375	5,304
6	JPMorgan Chase & Co.	2.776%	4/25/23	1,000	970
	JPMorgan Chase & Co.	3.375%	5/1/23	3,425	3,358
	JPMorgan Chase & Co.	2.700%	5/18/23	2,000	1,921
	JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,584
6	JPMorgan Chase & Co.	3.559%	4/23/24	1,500	1,490
	JPMorgan Chase & Co.	3.625%	5/13/24	275	273
6	JPMorgan Chase & Co.	3.797%	7/23/24	725	727
	JPMorgan Chase & Co.	3.875%	9/10/24	4,200	4,131
6	JPMorgan Chase & Co.	4.023%	12/5/24	1,000	1,008
	JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,522
6	JPMorgan Chase & Co.	3.220%	3/1/25	1,480	1,430
	JPMorgan Chase & Co.	3.900%	7/15/25	2,125	2,106
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,431
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,059
	JPMorgan Chase & Co.	2.950%	10/1/26	3,950	3,649
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,617
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	935
6	JPMorgan Chase & Co.	3.782%	2/1/28	2,650	2,566
6	JPMorgan Chase & Co.	3.540%	5/1/28	1,775	1,692
6	JPMorgan Chase & Co.	3.509%	1/23/29	1,825	1,730
6	JPMorgan Chase & Co.	4.005%	4/23/29	1,500	1,489
6	JPMorgan Chase & Co.	4.203%	7/23/29	750	747
6	JPMorgan Chase & Co.	4.452%	12/5/29	1,200	1,220
	JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,359
6	JPMorgan Chase & Co.	3.882%	7/24/38	2,230	2,032
	JPMorgan Chase & Co.	5.500%	10/15/40	1,250	1,388
	JPMorgan Chase & Co.	5.600%	7/15/41	1,450	1,642
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,321
	JPMorgan Chase & Co.	5.625%	8/16/43	900	998
	JPMorgan Chase & Co.	4.950%	6/1/45	250	255
6	JPMorgan Chase & Co.	4.260%	2/22/48	1,775	1,653
6	JPMorgan Chase & Co.	4.032%	7/24/48	1,375	1,242
6	JPMorgan Chase & Co.	3.964%	11/15/48	1,500	1,347
6	JPMorgan Chase Bank NA	2.604%	2/1/21	1,000	993
6	JPMorgan Chase Bank NA	3.086%	4/26/21	1,600	1,596
	KeyBank NA	2.250%	3/16/20	500	494
	KeyBank NA	3.350%	6/15/21	325	327
	KeyBank NA	2.500%	11/22/21	300	294
	KeyBank NA	2.400%	6/9/22	1,000	968
	KeyBank NA	2.300%	9/14/22	500	483
	KeyBank NA	3.375%	3/7/23	500	499
	KeyBank NA	3.300%	6/1/25	500	489
6	KeyBank NA	3.180%	10/15/27	250	247
	KeyCorp	5.100%	3/24/21	1,310	1,357
	KeyCorp	4.150%	10/29/25	850	864
	KeyCorp	4.100%	4/30/28	1,400	1,398
	Lloyds Bank plc	2.400%	3/17/20	125	123
	Lloyds Bank plc	6.375%	1/21/21	1,875	1,975
	Lloyds Bank plc	3.300%	5/7/21	800	794
	Lloyds Banking Group plc	3.000%	1/11/22	1,200	1,159
	Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,248
6	Lloyds Banking Group plc	2.907%	11/7/23	1,000	946
	Lloyds Banking Group plc	4.500%	11/4/24	1,000	965
	Lloyds Banking Group plc	4.450%	5/8/25	500	491
	Lloyds Banking Group plc	4.582%	12/10/25	3,050	2,871
	Lloyds Banking Group plc	3.750%	1/11/27	1,000	912

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Banking Group plc	4.375%	3/22/28	800	757
	Lloyds Banking Group plc	4.550%	8/16/28	800	764
6	Lloyds Banking Group plc	3.574%	11/7/28	1,000	891
	Lloyds Banking Group plc	5.300%	12/1/45	200	183
	Lloyds Banking Group plc	4.344%	1/9/48	2,000	1,577
	M&T Bank Corp.	3.550%	7/26/23	550	554
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	475	470
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	500	493
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,370
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	244
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	1,466	1,452
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	600	602
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,750	1,689
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	750	739
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,000	972
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,000	995
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	1,500	1,508
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	190
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	1,000	997
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,800	1,790
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	639
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,230
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	956
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	3,625	3,607
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	1,000	995
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	200
	Mizuho Financial Group Inc.	2.953%	2/28/22	500	491
	Mizuho Financial Group Inc.	3.549%	3/5/23	425	424
6	Mizuho Financial Group Inc.	3.922%	9/11/24	800	809
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	244
	Mizuho Financial Group Inc.	4.018%	3/5/28	1,400	1,406
6	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	1,012
	Morgan Stanley	5.500%	1/26/20	525	537
	Morgan Stanley	2.650%	1/27/20	1,600	1,588
	Morgan Stanley	2.800%	6/16/20	3,600	3,574
	Morgan Stanley	5.500%	7/24/20	650	670
	Morgan Stanley	5.750%	1/25/21	1,335	1,393
	Morgan Stanley	2.500%	4/21/21	1,950	1,910
	Morgan Stanley	5.500%	7/28/21	2,025	2,123
	Morgan Stanley	2.625%	11/17/21	2,200	2,143
	Morgan Stanley	2.750%	5/19/22	4,100	3,977
	Morgan Stanley	4.875%	11/1/22	1,575	1,622
	Morgan Stanley	3.125%	1/23/23	2,000	1,955
	Morgan Stanley	3.750%	2/25/23	4,000	3,989
	Morgan Stanley	4.100%	5/22/23	2,025	2,029
6	Morgan Stanley	3.737%	4/24/24	2,600	2,586
	Morgan Stanley	3.875%	4/29/24	4,700	4,667
	Morgan Stanley	3.700%	10/23/24	2,550	2,508
	Morgan Stanley	4.000%	7/23/25	1,900	1,873
	Morgan Stanley	5.000%	11/24/25	1,100	1,122
	Morgan Stanley	3.875%	1/27/26	1,800	1,754
	Morgan Stanley	3.125%	7/27/26	3,150	2,900
	Morgan Stanley	6.250%	8/9/26	975	1,077
	Morgan Stanley	4.350%	9/8/26	2,780	2,696
	Morgan Stanley	3.625%	1/20/27	2,450	2,331
	Morgan Stanley	3.950%	4/23/27	745	702
6	Morgan Stanley	3.591%	7/22/28	3,700	3,492
6	Morgan Stanley	3.772%	1/24/29	575	551
	Morgan Stanley	7.250%	4/1/32	705	899
6	Morgan Stanley	3.971%	7/22/38	1,600	1,470
6	Morgan Stanley	4.457%	4/22/39	1,250	1,214
	Morgan Stanley	6.375%	7/24/42	1,900	2,333
	Morgan Stanley	4.300%	1/27/45	2,500	2,355
	Morgan Stanley	4.375%	1/22/47	1,500	1,423

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MUFG Americas Holdings Corp.	3.500%	6/18/22	275	275
	MUFG Americas Holdings Corp.	3.000%	2/10/25	280	267
	National Australia Bank Ltd.	2.125%	5/22/20	3,500	3,452
	National Australia Bank Ltd.	2.625%	1/14/21	200	197
	National Australia Bank Ltd.	1.875%	7/12/21	650	627
	National Australia Bank Ltd.	3.375%	9/20/21	1,000	999
	National Australia Bank Ltd.	3.700%	11/4/21	500	505
	National Australia Bank Ltd.	2.800%	1/10/22	1,000	980
	National Australia Bank Ltd.	2.500%	5/22/22	1,800	1,745
	National Australia Bank Ltd.	3.000%	1/20/23	755	741
	National Australia Bank Ltd.	3.625%	6/20/23	250	250
	National Australia Bank Ltd.	3.375%	1/14/26	150	145
	National Australia Bank Ltd.	2.500%	7/12/26	950	862
	National Bank of Canada	2.150%	6/12/20	1,000	986
	National Bank of Canada	2.200%	11/2/20	775	759
	Northern Trust Corp.	3.450%	11/4/20	300	303
	Northern Trust Corp.	2.375%	8/2/22	825	800
	Northern Trust Corp.	3.950%	10/30/25	600	611
	Northern Trust Corp.	3.650%	8/3/28	325	326
6	Northern Trust Corp.	3.375%	5/8/32	275	256
	People’s United Bank NA	4.000%	7/15/24	275	274
	People’s United Financial Inc.	3.650%	12/6/22	413	413
	PNC Bank NA	2.000%	5/19/20	600	590
	PNC Bank NA	2.300%	6/1/20	630	622
	PNC Bank NA	2.600%	7/21/20	270	268
	PNC Bank NA	2.450%	11/5/20	800	789
	PNC Bank NA	2.150%	4/29/21	650	633
	PNC Bank NA	2.550%	12/9/21	2,400	2,347
	PNC Bank NA	2.625%	2/17/22	2,000	1,955
	PNC Bank NA	2.950%	1/30/23	1,100	1,069
	PNC Bank NA	3.800%	7/25/23	700	701
	PNC Bank NA	3.300%	10/30/24	350	346
	PNC Bank NA	2.950%	2/23/25	500	480
	PNC Bank NA	3.250%	6/1/25	825	804
	PNC Bank NA	4.200%	11/1/25	825	841
	PNC Bank NA	3.100%	10/25/27	250	238
	PNC Bank NA	3.250%	1/22/28	600	580
	PNC Bank NA	4.050%	7/26/28	1,000	1,010
	PNC Financial Services Group Inc.	2.854%	11/9/22	400	392
	PNC Financial Services Group Inc.	3.900%	4/29/24	575	572
	PNC Financial Services Group Inc.	3.150%	5/19/27	700	671
	PNC Funding Corp.	5.125%	2/8/20	770	786
	PNC Funding Corp.	4.375%	8/11/20	800	816
	PNC Funding Corp.	3.300%	3/8/22	1,680	1,676
6	Regions Bank	3.374%	8/13/21	525	523
	Regions Bank	6.450%	6/26/37	500	583
	Regions Financial Corp.	3.200%	2/8/21	200	199
	Regions Financial Corp.	2.750%	8/14/22	775	748
	Regions Financial Corp.	3.800%	8/14/23	650	650
	Regions Financial Corp.	7.375%	12/10/37	500	632
	Royal Bank of Canada	2.125%	3/2/20	2,000	1,978
	Royal Bank of Canada	2.150%	10/26/20	829	816
	Royal Bank of Canada	2.350%	10/30/20	871	860
	Royal Bank of Canada	2.500%	1/19/21	800	791
	Royal Bank of Canada	3.200%	4/30/21	2,700	2,700
	Royal Bank of Canada	2.750%	2/1/22	1,400	1,380
	Royal Bank of Canada	3.700%	10/5/23	800	801
	Royal Bank of Canada	4.650%	1/27/26	750	767
	Royal Bank of Scotland Group plc	6.125%	12/15/22	600	610
6	Royal Bank of Scotland Group plc	3.498%	5/15/23	1,400	1,343
	Royal Bank of Scotland Group plc	6.100%	6/10/23	900	914
	Royal Bank of Scotland Group plc	3.875%	9/12/23	2,500	2,398
	Royal Bank of Scotland Group plc	6.000%	12/19/23	600	611
	Royal Bank of Scotland Group plc	5.125%	5/28/24	1,890	1,835

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	Royal Bank of Scotland Group plc	4.519%	6/25/24	1,000	980
	Royal Bank of Scotland Group plc	4.800%	4/5/26	225	219
6	Royal Bank of Scotland Group plc	4.892%	5/18/29	1,000	954
6	Royal Bank of Scotland Group plc	5.076%	1/27/30	3,000	2,892
	Santander Holdings USA Inc.	2.650%	4/17/20	1,750	1,727
	Santander Holdings USA Inc.	4.450%	12/3/21	500	506
	Santander Holdings USA Inc.	3.700%	3/28/22	2,350	2,304
	Santander Holdings USA Inc.	3.400%	1/18/23	850	816
	Santander Holdings USA Inc.	4.500%	7/17/25	500	493
	Santander Holdings USA Inc.	4.400%	7/13/27	900	848
	Santander UK Group Holdings plc	3.125%	1/8/21	1,775	1,742
	Santander UK Group Holdings plc	2.875%	8/5/21	825	798
	Santander UK Group Holdings plc	3.571%	1/10/23	700	671
6	Santander UK Group Holdings plc	3.823%	11/3/28	1,000	900
	Santander UK plc	2.375%	3/16/20	750	741
	Santander UK plc	2.125%	11/3/20	900	876
	Santander UK plc	3.400%	6/1/21	2,000	1,990
	Santander UK plc	4.000%	3/13/24	1,200	1,201
	Skandinaviska Enskilda Banken AB	2.300%	3/11/20	500	495
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	986
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	4,500	4,331
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	490
	State Street Corp.	4.375%	3/7/21	615	630
	State Street Corp.	1.950%	5/19/21	500	486
6	State Street Corp.	2.653%	5/15/23	2,000	1,948
	State Street Corp.	3.100%	5/15/23	550	540
6	State Street Corp.	3.776%	12/3/24	1,000	1,003
	State Street Corp.	3.300%	12/16/24	1,000	989
	State Street Corp.	3.550%	8/18/25	385	384
	State Street Corp.	2.650%	5/19/26	500	469
6	State Street Corp.	4.141%	12/3/29	800	822
	Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	1,500	1,488
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	1,500	1,488
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	300	296
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	322
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	76
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	730
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	905
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	275	272
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	975	943
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,240
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	1,000	980
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	800	777
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	1,500	1,474
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,000	1,009
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,000	2,037
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	975	965
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,800	1,646
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	608
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,000	1,916
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,600	1,547
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	1,500	1,493
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	1,400	1,438
	SunTrust Bank	2.250%	1/31/20	1,500	1,482
6	SunTrust Bank	2.590%	1/29/21	550	545
6	SunTrust Bank	3.502%	8/2/22	425	424
	SunTrust Bank	3.000%	2/2/23	450	440
	SunTrust Bank	2.750%	5/1/23	250	241
6	SunTrust Bank	3.689%	8/2/24	725	725
	SunTrust Bank	3.300%	5/15/26	725	687
	SunTrust Banks Inc.	2.900%	3/3/21	300	298
	SunTrust Banks Inc.	2.700%	1/27/22	500	487
	SVB Financial Group	3.500%	1/29/25	225	215
	Svenska Handelsbanken AB	1.950%	9/8/20	1,000	978

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Svenska Handelsbanken AB	2.450%	3/30/21	650	638
	Svenska Handelsbanken AB	3.350%	5/24/21	2,000	2,000
	Svenska Handelsbanken AB	1.875%	9/7/21	925	894
	Synchrony Bank	3.650%	5/24/21	1,250	1,223
	Synchrony Bank	3.000%	6/15/22	350	327
	Synchrony Financial	2.700%	2/3/20	1,050	1,032
	Synchrony Financial	3.750%	8/15/21	300	291
	Synchrony Financial	4.250%	8/15/24	3,500	3,217
	Synchrony Financial	3.700%	8/4/26	500	426
	Synchrony Financial	3.950%	12/1/27	1,125	944
	Synovus Financial Corp.	3.125%	11/1/22	250	237
	Toronto-Dominion Bank	3.000%	6/11/20	125	125
	Toronto-Dominion Bank	3.150%	9/17/20	1,500	1,503
	Toronto-Dominion Bank	2.500%	12/14/20	2,200	2,177
	Toronto-Dominion Bank	2.550%	1/25/21	3,000	2,970
	Toronto-Dominion Bank	2.125%	4/7/21	2,000	1,958
	Toronto-Dominion Bank	3.250%	6/11/21	500	501
	Toronto-Dominion Bank	1.800%	7/13/21	650	629
6	Toronto-Dominion Bank	3.625%	9/15/31	500	473
	UBS AG	2.350%	3/26/20	350	346
	UBS AG	4.875%	8/4/20	250	256
11	UBS AG	2.450%	12/1/20	820	806
	US Bancorp	2.350%	1/29/21	600	591
	US Bancorp	4.125%	5/24/21	915	936
	US Bancorp	2.625%	1/24/22	2,000	1,968
	US Bancorp	3.000%	3/15/22	575	570
	US Bancorp	2.950%	7/15/22	375	370
	US Bancorp	3.700%	1/30/24	650	657
	US Bancorp	3.600%	9/11/24	150	149
	US Bancorp	3.950%	11/17/25	400	411
	US Bancorp	3.100%	4/27/26	1,500	1,422
	US Bancorp	3.150%	4/27/27	1,250	1,199
	US Bancorp	3.900%	4/26/28	700	715
	US Bank NA	2.350%	1/23/20	500	496
	US Bank NA	2.000%	1/24/20	1,000	990
	US Bank NA	3.050%	7/24/20	850	851
	US Bank NA	2.050%	10/23/20	550	540
	US Bank NA	3.450%	11/16/21	300	303
	US Bank NA	2.850%	1/23/23	600	588
	US Bank NA	3.400%	7/24/23	850	849
	US Bank NA	2.800%	1/27/25	1,050	1,006
	Wachovia Corp.	6.605%	10/1/25	1,000	1,128
	Wachovia Corp.	7.500%	4/15/35	150	188
	Wachovia Corp.	5.500%	8/1/35	325	348
	Wachovia Corp.	6.550%	10/15/35	100	121
	Wells Fargo & Co.	2.600%	7/22/20	2,150	2,129
	Wells Fargo & Co.	2.550%	12/7/20	1,500	1,478
	Wells Fargo & Co.	3.000%	1/22/21	2,050	2,040
	Wells Fargo & Co.	4.600%	4/1/21	6,310	6,460
	Wells Fargo & Co.	2.100%	7/26/21	3,300	3,194
	Wells Fargo & Co.	3.500%	3/8/22	1,600	1,592
	Wells Fargo & Co.	2.625%	7/22/22	3,475	3,346
	Wells Fargo & Co.	3.069%	1/24/23	3,050	2,970
	Wells Fargo & Co.	3.450%	2/13/23	3,500	3,432
	Wells Fargo & Co.	4.125%	8/15/23	1,675	1,685
	Wells Fargo & Co.	3.000%	2/19/25	2,125	2,006
	Wells Fargo & Co.	3.550%	9/29/25	1,700	1,649
	Wells Fargo & Co.	3.000%	4/22/26	4,025	3,744
	Wells Fargo & Co.	4.100%	6/3/26	1,925	1,877
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,107
	Wells Fargo & Co.	4.300%	7/22/27	2,000	1,967
6	Wells Fargo & Co.	3.584%	5/22/28	550	527
	Wells Fargo & Co.	5.375%	11/2/43	1,550	1,621
	Wells Fargo & Co.	5.606%	1/15/44	1,500	1,632

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	4.650%	11/4/44	2,175	2,063
	Wells Fargo & Co.	3.900%	5/1/45	1,150	1,065
	Wells Fargo & Co.	4.900%	11/17/45	1,300	1,278
	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,276
	Wells Fargo & Co.	4.750%	12/7/46	3,175	3,062
	Wells Fargo Bank NA	2.400%	1/15/20	2,000	1,982
	Wells Fargo Bank NA	2.600%	1/15/21	2,000	1,976
6	Wells Fargo Bank NA	3.325%	7/23/21	1,050	1,049
	Wells Fargo Bank NA	3.625%	10/22/21	2,000	2,007
	Wells Fargo Bank NA	3.550%	8/14/23	1,000	997
	Wells Fargo Bank NA	5.950%	8/26/36	550	633
	Wells Fargo Bank NA	5.850%	2/1/37	425	483
	Wells Fargo Bank NA	6.600%	1/15/38	605	749
6	Wells Fargo Capital X	5.950%	12/1/86	425	438
	Westpac Banking Corp.	2.150%	3/6/20	3,000	2,968
	Westpac Banking Corp.	3.050%	5/15/20	525	524
	Westpac Banking Corp.	2.600%	11/23/20	975	964
	Westpac Banking Corp.	2.100%	5/13/21	1,100	1,070
	Westpac Banking Corp.	2.000%	8/19/21	1,000	968
	Westpac Banking Corp.	2.500%	6/28/22	2,400	2,324
	Westpac Banking Corp.	2.750%	1/11/23	800	777
	Westpac Banking Corp.	3.650%	5/15/23	400	402
	Westpac Banking Corp.	2.850%	5/13/26	1,450	1,348
	Westpac Banking Corp.	2.700%	8/19/26	650	598
	Westpac Banking Corp.	3.350%	3/8/27	1,800	1,730
6	Westpac Banking Corp.	4.322%	11/23/31	2,000	1,889
	Zions Bancorp NA	3.500%	8/27/21	950	951
	Brokerage (0.1%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	350	356
	Affiliated Managers Group Inc.	3.500%	8/1/25	750	729
	Ameriprise Financial Inc.	5.300%	3/15/20	125	128
	Ameriprise Financial Inc.	4.000%	10/15/23	1,575	1,613
	Ameriprise Financial Inc.	3.700%	10/15/24	350	348
	BGC Partners Inc.	5.125%	5/27/21	200	202
	BlackRock Inc.	4.250%	5/24/21	475	488
	BlackRock Inc.	3.375%	6/1/22	700	702
	BlackRock Inc.	3.500%	3/18/24	1,000	1,002
	BlackRock Inc.	3.200%	3/15/27	600	582
	Brookfield Asset Management Inc.	4.000%	1/15/25	550	538
	Brookfield Finance Inc.	4.250%	6/2/26	150	148
	Brookfield Finance Inc.	3.900%	1/25/28	500	470
	Brookfield Finance Inc.	4.700%	9/20/47	750	700
	Brookfield Finance LLC	4.000%	4/1/24	575	571
	Cboe Global Markets Inc.	3.650%	1/12/27	490	477
	Charles Schwab Corp.	3.250%	5/21/21	525	527
	Charles Schwab Corp.	3.225%	9/1/22	1,225	1,219
	Charles Schwab Corp.	2.650%	1/25/23	400	390
	Charles Schwab Corp.	3.550%	2/1/24	675	680
	Charles Schwab Corp.	3.850%	5/21/25	100	102
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,060
	Charles Schwab Corp.	3.200%	1/25/28	400	383
	Charles Schwab Corp.	4.000%	2/1/29	575	588
	CME Group Inc.	3.000%	9/15/22	875	871
	CME Group Inc.	3.000%	3/15/25	300	292
	CME Group Inc.	5.300%	9/15/43	800	927
	CME Group Inc.	4.150%	6/15/48	575	587
	E*TRADE Financial Corp.	3.800%	8/24/27	325	306
	E*TRADE Financial Corp.	4.500%	6/20/28	330	326
	Eaton Vance Corp.	3.625%	6/15/23	275	276
	Eaton Vance Corp.	3.500%	4/6/27	350	338
	Franklin Resources Inc.	2.800%	9/15/22	575	562
	Franklin Resources Inc.	2.850%	3/30/25	250	238
	Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,192

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intercontinental Exchange Inc.	3.450%	9/21/23	450	452
Intercontinental Exchange Inc.	4.000%	10/15/23	290	297
Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,105
Intercontinental Exchange Inc.	3.100%	9/15/27	200	190
Intercontinental Exchange Inc.	3.750%	9/21/28	500	500
Intercontinental Exchange Inc.	4.250%	9/21/48	400	393
Invesco Finance plc	3.125%	11/30/22	500	490
Invesco Finance plc	4.000%	1/30/24	650	649
Invesco Finance plc	5.375%	11/30/43	900	965
Janus Capital Group Inc.	4.875%	8/1/25	250	247
Jefferies Financial Group Inc.	5.500%	10/18/23	475	484
Jefferies Group LLC	6.875%	4/15/21	620	660
Jefferies Group LLC	5.125%	1/20/23	500	511
Jefferies Group LLC	4.850%	1/15/27	1,100	1,056
Jefferies Group LLC	6.250%	1/15/36	320	320
Jefferies Group LLC	6.500%	1/20/43	350	352
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	1,100	943
Lazard Group LLC	4.250%	11/14/20	29	29
Lazard Group LLC	3.750%	2/13/25	100	97
Lazard Group LLC	3.625%	3/1/27	1,350	1,270
Lazard Group LLC	4.500%	9/19/28	425	425
Legg Mason Inc.	3.950%	7/15/24	150	147
Legg Mason Inc.	4.750%	3/15/26	275	280
Legg Mason Inc.	5.625%	1/15/44	450	448
Nasdaq Inc.	5.550%	1/15/20	650	664
Nasdaq Inc.	3.850%	6/30/26	675	650
Nomura Holdings Inc.	6.700%	3/4/20	900	933
Raymond James Financial Inc.	3.625%	9/15/26	375	355
Raymond James Financial Inc.	4.950%	7/15/46	875	853
Stifel Financial Corp.	3.500%	12/1/20	125	124
Stifel Financial Corp.	4.250%	7/18/24	575	581
TD Ameritrade Holding Corp.	2.950%	4/1/22	850	841
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	446
TD Ameritrade Holding Corp.	3.300%	4/1/27	700	670
Finance Companies (0.1%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	500	473
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	600	520
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.250%	7/1/20	650	651
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/30/20	826	831
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	780	782
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	745	756
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	675	663
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	1,150	1,114
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	475	476
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	650	617
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	1,000	873
Air Lease Corp.	4.750%	3/1/20	275	278
Air Lease Corp.	3.875%	4/1/21	1,875	1,878
Air Lease Corp.	3.375%	6/1/21	25	25
Air Lease Corp.	3.750%	2/1/22	3,150	3,109
Air Lease Corp.	2.750%	1/15/23	400	378

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	3.875%	7/3/23	425	416
	Air Lease Corp.	4.250%	9/15/24	75	74
	Air Lease Corp.	3.250%	3/1/25	400	368
	Air Lease Corp.	3.625%	4/1/27	200	177
	Air Lease Corp.	4.625%	10/1/28	400	381
	Aircastle Ltd.	4.400%	9/25/23	550	538
	Ares Capital Corp.	3.875%	1/15/20	425	426
	Ares Capital Corp.	3.500%	2/10/23	600	569
	Ares Capital Corp.	4.250%	3/1/25	800	764
	GATX Corp.	3.250%	3/30/25	375	353
	GATX Corp.	3.850%	3/30/27	1,250	1,188
	GATX Corp.	3.500%	3/15/28	200	184
	GATX Corp.	4.550%	11/7/28	600	597
	GATX Corp.	5.200%	3/15/44	150	152
	GATX Corp.	4.500%	3/30/45	150	137
	GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	5,095	4,918
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	1,587	1,408
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	8,832	7,434
	International Lease Finance Corp.	8.250%	12/15/20	825	886
	International Lease Finance Corp.	4.625%	4/15/21	325	326
	International Lease Finance Corp.	8.625%	1/15/22	1,150	1,277
	International Lease Finance Corp.	5.875%	8/15/22	615	634
	Prospect Capital Corp.	5.875%	3/15/23	150	152
	Insurance (0.5%)
	ACE Capital Trust II	9.700%	4/1/30	75	99
	AEGON Funding Co. LLC	5.750%	12/15/20	614	641
6	Aegon NV	5.500%	4/11/48	585	534
	Aetna Inc.	4.125%	6/1/21	320	324
	Aetna Inc.	2.750%	11/15/22	650	623
	Aetna Inc.	2.800%	6/15/23	950	902
	Aetna Inc.	3.500%	11/15/24	495	476
	Aetna Inc.	6.625%	6/15/36	500	589
	Aetna Inc.	6.750%	12/15/37	350	418
	Aetna Inc.	4.500%	5/15/42	375	338
	Aetna Inc.	4.125%	11/15/42	325	281
	Aetna Inc.	3.875%	8/15/47	1,000	839
	Aflac Inc.	4.000%	2/15/22	325	330
	Aflac Inc.	3.625%	6/15/23	575	581
	Aflac Inc.	3.625%	11/15/24	580	576
	Aflac Inc.	3.250%	3/17/25	325	316
	Aflac Inc.	2.875%	10/15/26	600	558
	Aflac Inc.	4.000%	10/15/46	150	138
	Aflac Inc.	4.750%	1/15/49	325	333
	Alleghany Corp.	4.950%	6/27/22	425	444
	Alleghany Corp.	4.900%	9/15/44	300	298
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	340
	Allstate Corp.	3.150%	6/15/23	1,700	1,693
	Allstate Corp.	3.280%	12/15/26	400	389
	Allstate Corp.	5.550%	5/9/35	105	119
	Allstate Corp.	4.500%	6/15/43	725	738
	Allstate Corp.	4.200%	12/15/46	400	389
6	Allstate Corp.	6.500%	5/15/67	650	670
	Alterra Finance LLC	6.250%	9/30/20	95	99
	American Financial Group Inc.	3.500%	8/15/26	300	281
	American Financial Group Inc.	4.500%	6/15/47	500	447
	American International Group Inc.	3.375%	8/15/20	425	425
	American International Group Inc.	6.400%	12/15/20	570	598
	American International Group Inc.	3.300%	3/1/21	1,500	1,492
	American International Group Inc.	4.875%	6/1/22	1,425	1,479
	American International Group Inc.	4.125%	2/15/24	650	648
	American International Group Inc.	3.750%	7/10/25	950	906
	American International Group Inc.	3.900%	4/1/26	500	480
	American International Group Inc.	4.200%	4/1/28	750	721

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	3.875%	1/15/35	800	689
	American International Group Inc.	4.700%	7/10/35	325	314
	American International Group Inc.	6.250%	5/1/36	600	655
	American International Group Inc.	4.500%	7/16/44	2,025	1,811
	American International Group Inc.	4.750%	4/1/48	1,200	1,101
6	American International Group Inc.	5.750%	4/1/48	525	464
	American International Group Inc.	4.375%	1/15/55	625	525
6	American International Group Inc.	8.175%	5/15/68	400	477
	Anthem Inc.	4.350%	8/15/20	450	457
	Anthem Inc.	2.500%	11/21/20	700	689
	Anthem Inc.	3.700%	8/15/21	495	498
	Anthem Inc.	3.125%	5/15/22	350	344
	Anthem Inc.	2.950%	12/1/22	600	584
	Anthem Inc.	3.300%	1/15/23	771	759
	Anthem Inc.	3.500%	8/15/24	975	948
	Anthem Inc.	3.350%	12/1/24	675	653
	Anthem Inc.	3.650%	12/1/27	1,250	1,194
	Anthem Inc.	4.101%	3/1/28	1,280	1,255
	Anthem Inc.	5.850%	1/15/36	300	342
	Anthem Inc.	6.375%	6/15/37	300	359
	Anthem Inc.	4.625%	5/15/42	1,275	1,224
	Anthem Inc.	4.650%	1/15/43	650	632
	Anthem Inc.	5.100%	1/15/44	400	406
	Anthem Inc.	4.650%	8/15/44	525	507
	Anthem Inc.	4.375%	12/1/47	1,175	1,095
	Anthem Inc.	4.550%	3/1/48	600	575
	Anthem Inc.	4.850%	8/15/54	175	167
	Aon Corp.	5.000%	9/30/20	990	1,016
	Aon Corp.	8.205%	1/1/27	150	173
	Aon Corp.	4.500%	12/15/28	600	608
	Aon Corp.	6.250%	9/30/40	150	177
	Aon plc	2.800%	3/15/21	350	345
	Aon plc	4.000%	11/27/23	100	101
	Aon plc	3.500%	6/14/24	425	415
	Aon plc	3.875%	12/15/25	475	469
	Aon plc	4.600%	6/14/44	625	599
	Aon plc	4.750%	5/15/45	425	415
	Arch Capital Finance LLC	4.011%	12/15/26	350	348
	Arch Capital Finance LLC	5.031%	12/15/46	100	103
	Arch Capital Group Ltd.	7.350%	5/1/34	500	634
	Arch Capital Group US Inc.	5.144%	11/1/43	275	288
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	250	251
	Assurant Inc.	4.000%	3/15/23	225	224
	Assurant Inc.	4.200%	9/27/23	200	199
	Assurant Inc.	4.900%	3/27/28	400	400
	Assurant Inc.	6.750%	2/15/34	550	625
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	375	381
	Athene Holding Ltd.	4.125%	1/12/28	835	756
11	AXA Equitable Holdings Inc.	3.900%	4/20/23	400	396
	AXA Equitable Holdings Inc.	7.000%	4/1/28	600	685
11	AXA Equitable Holdings Inc.	4.350%	4/20/28	3,960	3,769
11	AXA Equitable Holdings Inc.	5.000%	4/20/48	1,500	1,316
	AXA SA	8.600%	12/15/30	830	1,031
	AXIS Specialty Finance LLC	5.875%	6/1/20	965	992
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,438
	Berkshire Hathaway Finance Corp.	2.900%	10/15/20	425	425
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	493
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	800	795
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	155
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	408
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	553
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	1,450	1,445
	Berkshire Hathaway Inc.	2.200%	3/15/21	1,000	984
	Berkshire Hathaway Inc.	3.000%	2/11/23	375	372

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,525	1,494
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,675	3,557
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,325	1,377
	Brighthouse Financial Inc.	3.700%	6/22/27	1,211	1,023
	Brighthouse Financial Inc.	4.700%	6/22/47	700	523
	Brown & Brown Inc.	4.200%	9/15/24	400	395
	Chubb Corp.	6.000%	5/11/37	375	452
	Chubb INA Holdings Inc.	2.300%	11/3/20	1,250	1,228
	Chubb INA Holdings Inc.	2.875%	11/3/22	1,305	1,290
	Chubb INA Holdings Inc.	2.700%	3/13/23	350	340
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	273
	Chubb INA Holdings Inc.	3.150%	3/15/25	700	682
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,275	2,219
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	231
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	223
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,300	1,336
11	Cigna Corp.	3.200%	9/17/20	1,500	1,495
11	Cigna Corp.	3.400%	9/17/21	1,235	1,231
11	Cigna Corp.	3.750%	7/15/23	950	942
11	Cigna Corp.	4.125%	11/15/25	1,150	1,150
11	Cigna Corp.	4.375%	10/15/28	2,100	2,110
11	Cigna Corp.	4.800%	8/15/38	970	953
11	Cigna Corp.	4.900%	12/15/48	2,265	2,229
	Cigna Holding Co.	5.125%	6/15/20	100	103
	Cigna Holding Co.	4.375%	12/15/20	150	152
	Cigna Holding Co.	4.500%	3/15/21	385	395
	Cigna Holding Co.	4.000%	2/15/22	490	493
	Cigna Holding Co.	3.250%	4/15/25	1,175	1,118
	Cigna Holding Co.	3.050%	10/15/27	1,110	1,007
	Cigna Holding Co.	5.375%	2/15/42	190	202
	Cigna Holding Co.	3.875%	10/15/47	775	648
	Cincinnati Financial Corp.	6.920%	5/15/28	300	359
	Cincinnati Financial Corp.	6.125%	11/1/34	275	320
	CNA Financial Corp.	5.875%	8/15/20	395	409
	CNA Financial Corp.	5.750%	8/15/21	175	185
	CNA Financial Corp.	3.950%	5/15/24	450	442
	CNA Financial Corp.	3.450%	8/15/27	400	370
	Coventry Health Care Inc.	5.450%	6/15/21	890	920
	Enstar Group Ltd.	4.500%	3/10/22	225	225
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	301
11	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	385
	First American Financial Corp.	4.600%	11/15/24	350	354
	Hanover Insurance Group Inc.	4.500%	4/15/26	500	501
	Hartford Financial Services Group Inc.	5.125%	4/15/22	625	652
	Hartford Financial Services Group Inc.	5.950%	10/15/36	25	28
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	687
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	463
	Humana Inc.	3.150%	12/1/22	400	387
	Humana Inc.	2.900%	12/15/22	600	581
	Humana Inc.	3.850%	10/1/24	450	443
	Humana Inc.	3.950%	3/15/27	950	931
	Humana Inc.	4.625%	12/1/42	375	373
	Humana Inc.	4.950%	10/1/44	400	409
	Humana Inc.	4.800%	3/15/47	200	197
	Kemper Corp.	4.350%	2/15/25	150	148
	Lincoln National Corp.	6.250%	2/15/20	305	314
	Lincoln National Corp.	4.200%	3/15/22	600	611
	Lincoln National Corp.	4.000%	9/1/23	225	227
	Lincoln National Corp.	3.350%	3/9/25	200	193
	Lincoln National Corp.	3.625%	12/12/26	250	240
	Lincoln National Corp.	3.800%	3/1/28	850	817
	Lincoln National Corp.	6.150%	4/7/36	24	28
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,220
	Loews Corp.	2.625%	5/15/23	425	414

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Loews Corp.	3.750%	4/1/26	750	740
	Loews Corp.	6.000%	2/1/35	250	283
	Loews Corp.	4.125%	5/15/43	275	252
	Manulife Financial Corp.	4.900%	9/17/20	475	488
	Manulife Financial Corp.	4.150%	3/4/26	575	580
6	Manulife Financial Corp.	4.061%	2/24/32	760	715
	Manulife Financial Corp.	5.375%	3/4/46	500	543
	Markel Corp.	4.900%	7/1/22	575	588
	Markel Corp.	3.500%	11/1/27	200	189
	Markel Corp.	5.000%	4/5/46	350	343
	Markel Corp.	4.300%	11/1/47	200	177
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	494
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	420	431
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	375	362
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	222	218
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	356
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	414
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	369
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,205
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	188
	Mercury General Corp.	4.400%	3/15/27	325	314
	MetLife Inc.	4.750%	2/8/21	216	221
	MetLife Inc.	3.048%	12/15/22	484	476
	MetLife Inc.	4.368%	9/15/23	500	519
	MetLife Inc.	3.600%	4/10/24	750	751
	MetLife Inc.	3.000%	3/1/25	500	479
	MetLife Inc.	6.500%	12/15/32	250	313
	MetLife Inc.	6.375%	6/15/34	505	613
	MetLife Inc.	5.700%	6/15/35	675	767
	MetLife Inc.	5.875%	2/6/41	440	510
	MetLife Inc.	4.125%	8/13/42	475	445
	MetLife Inc.	4.875%	11/13/43	750	773
	MetLife Inc.	4.721%	12/15/44	1,150	1,172
	MetLife Inc.	4.050%	3/1/45	1,000	922
	MetLife Inc.	4.600%	5/13/46	130	130
6	MetLife Inc.	6.400%	12/15/66	1,505	1,529
	Old Republic International Corp.	4.875%	10/1/24	350	362
	Old Republic International Corp.	3.875%	8/26/26	425	399
	PartnerRe Finance B LLC	5.500%	6/1/20	1,050	1,083
	Principal Financial Group Inc.	3.125%	5/15/23	200	196
	Principal Financial Group Inc.	3.400%	5/15/25	300	291
	Principal Financial Group Inc.	3.100%	11/15/26	300	280
	Principal Financial Group Inc.	4.350%	5/15/43	125	116
	Principal Financial Group Inc.	4.300%	11/15/46	350	328
6	Principal Financial Group Inc.	4.700%	5/15/55	925	891
	Progressive Corp.	3.750%	8/23/21	445	449
	Progressive Corp.	2.450%	1/15/27	350	320
	Progressive Corp.	6.625%	3/1/29	150	183
	Progressive Corp.	3.700%	1/26/45	250	227
	Progressive Corp.	4.125%	4/15/47	1,500	1,471
	Progressive Corp.	4.200%	3/15/48	550	545
	Prudential Financial Inc.	5.375%	6/21/20	1,430	1,474
	Prudential Financial Inc.	4.500%	11/15/20	75	77
	Prudential Financial Inc.	3.500%	5/15/24	450	452
	Prudential Financial Inc.	5.750%	7/15/33	395	452
	Prudential Financial Inc.	5.700%	12/14/36	505	570
	Prudential Financial Inc.	6.625%	12/1/37	300	363
	Prudential Financial Inc.	6.625%	6/21/40	250	306
6	Prudential Financial Inc.	5.875%	9/15/42	1,675	1,708
6	Prudential Financial Inc.	5.625%	6/15/43	1,275	1,257
	Prudential Financial Inc.	5.100%	8/15/43	225	239
	Prudential Financial Inc.	4.600%	5/15/44	1,100	1,103
6	Prudential Financial Inc.	5.375%	5/15/45	650	610
	Prudential Financial Inc.	3.905%	12/7/47	1,282	1,150

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,062
	Prudential Financial Inc.	3.935%	12/7/49	385	346
	Reinsurance Group of America Inc.	5.000%	6/1/21	1,200	1,244
	Reinsurance Group of America Inc.	4.700%	9/15/23	250	260
	Reinsurance Group of America Inc.	3.950%	9/15/26	100	97
	RenaissanceRe Finance Inc.	3.450%	7/1/27	175	167
	Sompo International Holdings Ltd.	4.700%	10/15/22	350	356
	Sompo International Holdings Ltd.	7.000%	7/15/34	150	174
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	295
	Torchmark Corp.	3.800%	9/15/22	200	200
	Torchmark Corp.	4.550%	9/15/28	385	391
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	856
	Travelers Cos. Inc.	3.900%	11/1/20	330	335
	Travelers Cos. Inc.	6.750%	6/20/36	475	613
	Travelers Cos. Inc.	6.250%	6/15/37	145	180
	Travelers Cos. Inc.	5.350%	11/1/40	130	149
	Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,043
	Travelers Cos. Inc.	4.300%	8/25/45	250	251
	Travelers Cos. Inc.	4.000%	5/30/47	550	529
	Travelers Cos. Inc.	4.050%	3/7/48	250	241
	Trinity Acquisition plc	4.400%	3/15/26	450	448
	UnitedHealth Group Inc.	2.700%	7/15/20	950	946
	UnitedHealth Group Inc.	1.950%	10/15/20	650	638
	UnitedHealth Group Inc.	4.700%	2/15/21	165	170
	UnitedHealth Group Inc.	3.150%	6/15/21	300	300
	UnitedHealth Group Inc.	3.375%	11/15/21	1,580	1,591
	UnitedHealth Group Inc.	2.875%	12/15/21	625	621
	UnitedHealth Group Inc.	2.875%	3/15/22	525	521
	UnitedHealth Group Inc.	3.350%	7/15/22	1,325	1,329
	UnitedHealth Group Inc.	2.375%	10/15/22	1,100	1,065
	UnitedHealth Group Inc.	2.750%	2/15/23	400	392
	UnitedHealth Group Inc.	2.875%	3/15/23	1,330	1,309
	UnitedHealth Group Inc.	3.500%	6/15/23	500	504
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,777
	UnitedHealth Group Inc.	3.700%	12/15/25	200	202
	UnitedHealth Group Inc.	3.100%	3/15/26	750	727
	UnitedHealth Group Inc.	3.450%	1/15/27	600	595
	UnitedHealth Group Inc.	3.375%	4/15/27	1,525	1,512
	UnitedHealth Group Inc.	2.950%	10/15/27	400	378
	UnitedHealth Group Inc.	3.850%	6/15/28	400	405
	UnitedHealth Group Inc.	3.875%	12/15/28	500	507
	UnitedHealth Group Inc.	4.625%	7/15/35	300	319
	UnitedHealth Group Inc.	6.500%	6/15/37	200	256
	UnitedHealth Group Inc.	6.625%	11/15/37	325	422
	UnitedHealth Group Inc.	6.875%	2/15/38	1,405	1,831
	UnitedHealth Group Inc.	5.950%	2/15/41	240	291
	UnitedHealth Group Inc.	4.625%	11/15/41	1,180	1,239
	UnitedHealth Group Inc.	4.375%	3/15/42	325	331
	UnitedHealth Group Inc.	3.950%	10/15/42	800	768
	UnitedHealth Group Inc.	4.250%	3/15/43	75	75
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,397
	UnitedHealth Group Inc.	4.200%	1/15/47	775	767
	UnitedHealth Group Inc.	4.250%	4/15/47	950	940
	UnitedHealth Group Inc.	3.750%	10/15/47	400	369
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,204
	UnitedHealth Group Inc.	4.450%	12/15/48	500	513
	Unum Group	5.625%	9/15/20	50	51
	Unum Group	3.000%	5/15/21	275	271
	Unum Group	4.000%	3/15/24	200	197
	Unum Group	5.750%	8/15/42	400	396
	Voya Financial Inc.	3.125%	7/15/24	650	609
	Voya Financial Inc.	3.650%	6/15/26	750	711
	Voya Financial Inc.	5.700%	7/15/43	350	388
	Voya Financial Inc.	4.800%	6/15/46	125	119

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Willis North America Inc.	3.600%	5/15/24	600	582
Willis North America Inc.	4.500%	9/15/28	500	487
Willis North America Inc.	5.050%	9/15/48	200	197
Willis Towers Watson plc	5.750%	3/15/21	265	274
WR Berkley Corp.	5.375%	9/15/20	50	51
WR Berkley Corp.	4.625%	3/15/22	225	231
WR Berkley Corp.	4.750%	8/1/44	300	295
XLIT Ltd.	4.450%	3/31/25	200	199
XLIT Ltd.	5.250%	12/15/43	100	108
XLIT Ltd.	5.500%	3/31/45	450	470
Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	300	293
ORIX Corp.	3.250%	12/4/24	275	265
ORIX Corp.	3.700%	7/18/27	850	817
Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	248
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	308
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	75
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	325	328
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	500	481
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	300
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	250	242
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	336
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	200
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	506
American Campus Communities Operating Partnership LP	3.350%	10/1/20	250	249
American Campus Communities Operating Partnership LP	3.750%	4/15/23	225	223
American Campus Communities Operating Partnership LP	4.125%	7/1/24	250	250
American Campus Communities Operating Partnership LP	3.625%	11/15/27	300	281
AvalonBay Communities Inc.	2.850%	3/15/23	200	196
AvalonBay Communities Inc.	4.200%	12/15/23	865	893
AvalonBay Communities Inc.	3.500%	11/15/24	250	249
AvalonBay Communities Inc.	3.450%	6/1/25	425	420
AvalonBay Communities Inc.	2.950%	5/11/26	250	237
AvalonBay Communities Inc.	2.900%	10/15/26	50	47
AvalonBay Communities Inc.	3.350%	5/15/27	300	289
AvalonBay Communities Inc.	3.200%	1/15/28	350	332
AvalonBay Communities Inc.	4.350%	4/15/48	250	248
Boston Properties LP	5.625%	11/15/20	325	336
Boston Properties LP	4.125%	5/15/21	190	192
Boston Properties LP	3.850%	2/1/23	950	948
Boston Properties LP	3.125%	9/1/23	1,375	1,330
Boston Properties LP	3.200%	1/15/25	550	525
Boston Properties LP	2.750%	10/1/26	475	430
Brandywine Operating Partnership LP	3.950%	2/15/23	270	272
Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	1,859
Brixmor Operating Partnership LP	3.875%	8/15/22	25	25
Brixmor Operating Partnership LP	3.650%	6/15/24	300	291
Brixmor Operating Partnership LP	3.850%	2/1/25	550	532
Brixmor Operating Partnership LP	4.125%	6/15/26	400	386
Brixmor Operating Partnership LP	3.900%	3/15/27	300	284
Camden Property Trust	4.100%	10/15/28	250	253
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	100	98
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	1,125	1,057
Corporate Office Properties LP	3.700%	6/15/21	200	199
Corporate Office Properties LP	3.600%	5/15/23	600	582
CubeSmart LP	4.375%	12/15/23	500	512
CubeSmart LP	4.000%	11/15/25	160	157
CubeSmart LP	3.125%	9/1/26	425	390

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,225
Digital Realty Trust LP	3.950%	7/1/22	900	904
Digital Realty Trust LP	3.625%	10/1/22	1,730	1,717
Digital Realty Trust LP	3.700%	8/15/27	400	378
Digital Realty Trust LP	4.450%	7/15/28	1,000	996
Duke Realty LP	3.625%	4/15/23	275	274
Duke Realty LP	3.250%	6/30/26	75	72
Duke Realty LP	3.375%	12/15/27	250	236
Duke Realty LP	4.000%	9/15/28	500	497
EPR Properties	5.750%	8/15/22	375	394
EPR Properties	5.250%	7/15/23	400	412
EPR Properties	4.500%	4/1/25	300	295
EPR Properties	4.750%	12/15/26	500	496
EPR Properties	4.950%	4/15/28	675	666
ERP Operating LP	4.750%	7/15/20	215	219
ERP Operating LP	4.625%	12/15/21	69	72
ERP Operating LP	3.000%	4/15/23	625	617
ERP Operating LP	3.375%	6/1/25	350	344
ERP Operating LP	2.850%	11/1/26	1,300	1,224
ERP Operating LP	3.500%	3/1/28	500	487
ERP Operating LP	4.150%	12/1/28	300	307
ERP Operating LP	4.500%	7/1/44	550	557
ERP Operating LP	4.500%	6/1/45	350	357
Essex Portfolio LP	5.200%	3/15/21	175	181
Essex Portfolio LP	3.250%	5/1/23	50	49
Essex Portfolio LP	3.500%	4/1/25	200	194
Essex Portfolio LP	3.375%	4/15/26	300	286
Essex Portfolio LP	3.625%	5/1/27	350	337
Essex Portfolio LP	4.500%	3/15/48	1,000	967
Federal Realty Investment Trust	2.750%	6/1/23	325	314
Federal Realty Investment Trust	3.250%	7/15/27	225	214
Federal Realty Investment Trust	4.500%	12/1/44	425	429
HCP Inc.	2.625%	2/1/20	1,800	1,790
HCP Inc.	3.150%	8/1/22	250	244
HCP Inc.	4.000%	12/1/22	460	459
HCP Inc.	4.250%	11/15/23	650	651
HCP Inc.	3.400%	2/1/25	400	377
HCP Inc.	6.750%	2/1/41	175	215
Healthcare Realty Trust Inc.	3.625%	1/15/28	300	282
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	174
Healthcare Trust of America Holdings LP	2.950%	7/1/22	300	290
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	98
Healthcare Trust of America Holdings LP	3.500%	8/1/26	475	447
Healthcare Trust of America Holdings LP	3.750%	7/1/27	400	379
Highwoods Realty LP	3.200%	6/15/21	500	495
Highwoods Realty LP	4.125%	3/15/28	850	833
Hospitality Properties Trust	4.500%	6/15/23	524	526
Hospitality Properties Trust	4.650%	3/15/24	200	199
Hospitality Properties Trust	4.500%	3/15/25	125	122
Hospitality Properties Trust	5.250%	2/15/26	225	225
Hospitality Properties Trust	4.950%	2/15/27	325	317
Hospitality Properties Trust	3.950%	1/15/28	500	451
Hospitality Properties Trust	4.375%	2/15/30	625	573
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,157
Host Hotels & Resorts LP	5.250%	3/15/22	500	522
Host Hotels & Resorts LP	3.750%	10/15/23	240	233
Host Hotels & Resorts LP	3.875%	4/1/24	300	298
Host Hotels & Resorts LP	4.000%	6/15/25	175	171
Hudson Pacific Properties LP	3.950%	11/1/27	250	230
Kilroy Realty LP	3.800%	1/15/23	250	249
Kilroy Realty LP	3.450%	12/15/24	850	820
Kilroy Realty LP	4.750%	12/15/28	350	358
Kimco Realty Corp.	3.200%	5/1/21	500	495
Kimco Realty Corp.	3.125%	6/1/23	550	532

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,164
Kimco Realty Corp.	3.800%	4/1/27	300	289
Kimco Realty Corp.	4.450%	9/1/47	250	228
Kite Realty Group LP	4.000%	10/1/26	725	666
Liberty Property LP	3.375%	6/15/23	575	565
Liberty Property LP	4.400%	2/15/24	325	333
Liberty Property LP	3.750%	4/1/25	975	956
Life Storage LP	3.500%	7/1/26	475	446
Life Storage LP	3.875%	12/15/27	100	95
Mid-America Apartments LP	4.300%	10/15/23	350	357
Mid-America Apartments LP	3.750%	6/15/24	325	322
Mid-America Apartments LP	3.600%	6/1/27	1,000	962
National Retail Properties Inc.	3.800%	10/15/22	500	501
National Retail Properties Inc.	3.900%	6/15/24	275	275
National Retail Properties Inc.	4.000%	11/15/25	450	446
National Retail Properties Inc.	3.500%	10/15/27	550	523
National Retail Properties Inc.	4.300%	10/15/28	300	301
National Retail Properties Inc.	4.800%	10/15/48	250	244
Office Properties Income Trust	4.000%	7/15/22	275	270
Omega Healthcare Investors Inc.	4.375%	8/1/23	775	773
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	277
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	171
Omega Healthcare Investors Inc.	5.250%	1/15/26	525	532
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	956
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	293
Physicians Realty LP	4.300%	3/15/27	350	340
Physicians Realty LP	3.950%	1/15/28	300	283
Piedmont Operating Partnership LP	3.400%	6/1/23	300	292
Piedmont Operating Partnership LP	4.450%	3/15/24	275	278
Prologis LP	3.875%	9/15/28	300	304
Prologis LP	4.375%	9/15/48	300	303
Public Storage	2.370%	9/15/22	250	241
Public Storage	3.094%	9/15/27	300	282
Realty Income Corp.	3.250%	10/15/22	1,300	1,285
Realty Income Corp.	3.875%	7/15/24	250	251
Realty Income Corp.	3.875%	4/15/25	200	200
Realty Income Corp.	4.125%	10/15/26	775	780
Realty Income Corp.	3.000%	1/15/27	400	372
Realty Income Corp.	3.650%	1/15/28	790	766
Realty Income Corp.	4.650%	3/15/47	820	839
Regency Centers LP	3.600%	2/1/27	340	325
Regency Centers LP	4.125%	3/15/28	250	246
Regency Centers LP	4.400%	2/1/47	400	376
Sabra Health Care LP	5.125%	8/15/26	100	92
Select Income REIT	4.150%	2/1/22	225	223
Select Income REIT	4.250%	5/15/24	500	474
Select Income REIT	4.500%	2/1/25	250	236
Senior Housing Properties Trust	4.750%	2/15/28	200	187
Simon Property Group LP	4.375%	3/1/21	555	568
Simon Property Group LP	4.125%	12/1/21	525	538
Simon Property Group LP	2.350%	1/30/22	500	486
Simon Property Group LP	3.375%	3/15/22	250	250
Simon Property Group LP	2.625%	6/15/22	750	730
Simon Property Group LP	2.750%	2/1/23	400	388
Simon Property Group LP	2.750%	6/1/23	3,400	3,298
Simon Property Group LP	3.750%	2/1/24	500	503
Simon Property Group LP	3.500%	9/1/25	200	196
Simon Property Group LP	3.300%	1/15/26	195	188
Simon Property Group LP	3.250%	11/30/26	300	287
Simon Property Group LP	3.375%	6/15/27	820	786
Simon Property Group LP	3.375%	12/1/27	1,000	958
Simon Property Group LP	6.750%	2/1/40	300	386
Simon Property Group LP	4.750%	3/15/42	350	363
Simon Property Group LP	4.250%	11/30/46	425	411

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
SITE Centers Corp.	4.625%	7/15/22	212	217
SITE Centers Corp.	4.250%	2/1/26	250	246
SITE Centers Corp.	4.700%	6/1/27	1,000	1,006
SL Green Operating Partnership LP	3.250%	10/15/22	350	338
STORE Capital Corp.	4.500%	3/15/28	275	267
Tanger Properties LP	3.750%	12/1/24	200	194
Tanger Properties LP	3.125%	9/1/26	375	335
Tanger Properties LP	3.875%	7/15/27	250	235
UDR Inc.	3.700%	10/1/20	150	151
UDR Inc.	4.625%	1/10/22	2,575	2,643
UDR Inc.	2.950%	9/1/26	600	557
UDR Inc.	3.500%	7/1/27	150	143
UDR Inc.	3.500%	1/15/28	50	47
Ventas Realty LP	3.100%	1/15/23	1,243	1,209
Ventas Realty LP	3.125%	6/15/23	1,240	1,205
Ventas Realty LP	3.750%	5/1/24	200	197
Ventas Realty LP	3.850%	4/1/27	275	264
Ventas Realty LP	5.700%	9/30/43	325	355
Ventas Realty LP	4.375%	2/1/45	250	230
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	143
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	493
VEREIT Operating Partnership LP	4.125%	6/1/21	325	327
VEREIT Operating Partnership LP	4.600%	2/6/24	375	375
VEREIT Operating Partnership LP	4.625%	11/1/25	400	401
VEREIT Operating Partnership LP	4.875%	6/1/26	350	350
VEREIT Operating Partnership LP	3.950%	8/15/27	1,375	1,275
Vornado Realty LP	5.000%	1/15/22	100	104
Vornado Realty LP	3.500%	1/15/25	425	410
Washington Prime Group LP	3.850%	4/1/20	200	197
Washington Prime Group LP	5.950%	8/15/24	100	88
Washington REIT	4.950%	10/1/20	125	127
Washington REIT	3.950%	10/15/22	100	101
Weingarten Realty Investors	3.375%	10/15/22	200	197
Weingarten Realty Investors	3.500%	4/15/23	275	270
Weingarten Realty Investors	4.450%	1/15/24	75	77
Welltower Inc.	4.950%	1/15/21	750	768
Welltower Inc.	5.250%	1/15/22	2,401	2,496
Welltower Inc.	3.750%	3/15/23	1,985	1,980
Welltower Inc.	4.500%	1/15/24	125	128
Welltower Inc.	4.000%	6/1/25	1,125	1,109
Welltower Inc.	4.250%	4/1/26	450	449
Welltower Inc.	4.250%	4/15/28	250	247
Welltower Inc.	6.500%	3/15/41	200	236
Welltower Inc.	4.950%	9/1/48	400	393
WP Carey Inc.	4.600%	4/1/24	300	303
WP Carey Inc.	4.000%	2/1/25	200	195
WP Carey Inc.	4.250%	10/1/26	300	292
				1,304,672
Industrial (6.5%)
Basic Industry (0.3%)
Air Products & Chemicals Inc.	3.000%	11/3/21	190	189
Air Products & Chemicals Inc.	2.750%	2/3/23	200	196
Air Products & Chemicals Inc.	3.350%	7/31/24	2,800	2,754
Airgas Inc.	3.650%	7/15/24	1,050	1,056
Albemarle Corp.	4.150%	12/1/24	300	303
Albemarle Corp.	5.450%	12/1/44	325	323
ArcelorMittal	5.125%	6/1/20	200	203
ArcelorMittal	6.250%	2/25/22	100	106
ArcelorMittal	6.125%	6/1/25	425	444
Barrick Gold Corp.	6.450%	10/15/35	375	426
Barrick Gold Corp.	5.250%	4/1/42	500	503
Barrick North America Finance LLC	5.700%	5/30/41	750	796

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barrick North America Finance LLC	5.750%	5/1/43	750	801
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	721
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	802	795
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	475	487
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,147
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,150	2,357
	Braskem Finance Ltd.	6.450%	2/3/24	200	210
	Cabot Corp.	3.700%	7/15/22	50	50
	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,400	1,418
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	500	459
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	803
	Domtar Corp.	6.750%	2/15/44	400	407
	Dow Chemical Co.	4.250%	11/15/20	1,630	1,654
	Dow Chemical Co.	4.125%	11/15/21	2,035	2,064
	Dow Chemical Co.	3.000%	11/15/22	700	679
	Dow Chemical Co.	3.500%	10/1/24	600	579
11	Dow Chemical Co.	4.550%	11/30/25	250	254
11	Dow Chemical Co.	4.800%	11/30/28	250	254
	Dow Chemical Co.	7.375%	11/1/29	100	120
	Dow Chemical Co.	4.250%	10/1/34	350	315
	Dow Chemical Co.	9.400%	5/15/39	960	1,377
	Dow Chemical Co.	5.250%	11/15/41	375	366
	Dow Chemical Co.	4.375%	11/15/42	1,300	1,142
	Dow Chemical Co.	4.625%	10/1/44	500	450
11	Dow Chemical Co.	5.550%	11/30/48	700	714
	DowDuPont Inc.	3.766%	11/15/20	1,100	1,111
	DowDuPont Inc.	4.205%	11/15/23	2,050	2,094
	DowDuPont Inc.	4.493%	11/15/25	1,500	1,542
	DowDuPont Inc.	4.725%	11/15/28	1,825	1,891
	DowDuPont Inc.	5.319%	11/15/38	1,350	1,394
	DowDuPont Inc.	5.419%	11/15/48	1,750	1,824
	Eastman Chemical Co.	2.700%	1/15/20	124	123
	Eastman Chemical Co.	3.600%	8/15/22	317	319
	Eastman Chemical Co.	4.800%	9/1/42	400	370
	Eastman Chemical Co.	4.650%	10/15/44	1,000	898
	Ecolab Inc.	2.250%	1/12/20	200	198
	Ecolab Inc.	4.350%	12/8/21	378	389
	Ecolab Inc.	2.375%	8/10/22	400	386
	Ecolab Inc.	3.250%	1/14/23	393	391
	Ecolab Inc.	2.700%	11/1/26	600	559
	Ecolab Inc.	3.250%	12/1/27	400	385
	Ecolab Inc.	5.500%	12/8/41	85	98
	Ecolab Inc.	3.950%	12/1/47	693	650
	EI du Pont de Nemours & Co.	2.200%	5/1/20	1,000	992
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	1,100	1,105
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	450	425
	FMC Corp.	3.950%	2/1/22	150	150
	FMC Corp.	4.100%	2/1/24	750	767
	Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,756
	Goldcorp Inc.	3.625%	6/9/21	450	449
	Goldcorp Inc.	3.700%	3/15/23	2,825	2,798
	Goldcorp Inc.	5.450%	6/9/44	350	347
	International Flavors & Fragrances Inc.	3.400%	9/25/20	250	250
	International Flavors & Fragrances Inc.	3.200%	5/1/23	100	99
	International Flavors & Fragrances Inc.	4.450%	9/26/28	215	217
	International Flavors & Fragrances Inc.	4.375%	6/1/47	550	506
	International Flavors & Fragrances Inc.	5.000%	9/26/48	500	504
	International Paper Co.	7.500%	8/15/21	617	681
	International Paper Co.	4.750%	2/15/22	868	900
	International Paper Co.	3.650%	6/15/24	400	401
	International Paper Co.	3.800%	1/15/26	350	344
	International Paper Co.	3.000%	2/15/27	1,500	1,362
	International Paper Co.	5.000%	9/15/35	150	148
	International Paper Co.	7.300%	11/15/39	805	955

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
International Paper Co.	6.000%	11/15/41	300	313
International Paper Co.	4.800%	6/15/44	500	458
International Paper Co.	5.150%	5/15/46	625	597
International Paper Co.	4.400%	8/15/47	1,050	880
International Paper Co.	4.350%	8/15/48	475	397
Kinross Gold Corp.	5.125%	9/1/21	200	201
Kinross Gold Corp.	5.950%	3/15/24	400	399
Kinross Gold Corp.	4.500%	7/15/27	100	86
LYB International Finance BV	4.000%	7/15/23	500	500
LYB International Finance BV	5.250%	7/15/43	500	479
LYB International Finance BV	4.875%	3/15/44	650	596
LYB International Finance II BV	3.500%	3/2/27	400	364
LyondellBasell Industries NV	6.000%	11/15/21	2,975	3,148
LyondellBasell Industries NV	4.625%	2/26/55	950	790
Meadwestvaco Corp.	7.950%	2/15/31	1,225	1,562
Methanex Corp.	5.650%	12/1/44	200	181
Mosaic Co.	3.750%	11/15/21	865	870
Mosaic Co.	3.250%	11/15/22	650	626
Mosaic Co.	4.250%	11/15/23	1,500	1,507
Mosaic Co.	4.050%	11/15/27	550	518
Mosaic Co.	5.450%	11/15/33	100	104
Mosaic Co.	4.875%	11/15/41	130	121
Mosaic Co.	5.625%	11/15/43	325	325
Newmont Mining Corp.	5.875%	4/1/35	325	350
Newmont Mining Corp.	6.250%	10/1/39	500	545
Newmont Mining Corp.	4.875%	3/15/42	950	904
Nucor Corp.	4.125%	9/15/22	200	205
Nucor Corp.	4.000%	8/1/23	325	328
Nucor Corp.	6.400%	12/1/37	1,300	1,554
Nucor Corp.	5.200%	8/1/43	400	428
Nucor Corp.	4.400%	5/1/48	500	484
Nutrien Ltd.	4.875%	3/30/20	1,210	1,231
Nutrien Ltd.	3.150%	10/1/22	410	396
Nutrien Ltd.	3.500%	6/1/23	275	269
Nutrien Ltd.	3.375%	3/15/25	550	517
Nutrien Ltd.	3.000%	4/1/25	250	230
Nutrien Ltd.	4.000%	12/15/26	300	290
Nutrien Ltd.	4.125%	3/15/35	1,250	1,123
Nutrien Ltd.	5.875%	12/1/36	300	327
Nutrien Ltd.	5.625%	12/1/40	385	405
Nutrien Ltd.	4.900%	6/1/43	125	120
Nutrien Ltd.	5.250%	1/15/45	750	748
Packaging Corp. of America	2.450%	12/15/20	400	393
Packaging Corp. of America	3.900%	6/15/22	275	282
Packaging Corp. of America	4.500%	11/1/23	475	486
Packaging Corp. of America	3.650%	9/15/24	500	486
Packaging Corp. of America	3.400%	12/15/27	400	374
PPG Industries Inc.	3.600%	11/15/20	27	27
Praxair Inc.	4.050%	3/15/21	825	844
Praxair Inc.	3.000%	9/1/21	325	322
Praxair Inc.	2.450%	2/15/22	3,275	3,216
Praxair Inc.	2.650%	2/5/25	500	470
Praxair Inc.	3.550%	11/7/42	300	277
Rayonier Inc.	3.750%	4/1/22	125	123
Reliance Steel & Aluminum Co.	4.500%	4/15/23	360	363
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	394
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	507
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	3,200	3,206
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	281
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	624
Rio Tinto Finance USA plc	4.750%	3/22/42	625	655
Rio Tinto Finance USA plc	4.125%	8/21/42	975	940
Rohm & Haas Co.	7.850%	7/15/29	300	373
RPM International Inc.	3.450%	11/15/22	250	247

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RPM International Inc.	3.750%	3/15/27	150	145
	RPM International Inc.	5.250%	6/1/45	50	50
	RPM International Inc.	4.250%	1/15/48	1,200	1,022
	SASOL Financing USA LLC	5.875%	3/27/24	300	298
	SASOL Financing USA LLC	6.500%	9/27/28	625	623
	Sherwin-Williams Co.	2.250%	5/15/20	300	294
	Sherwin-Williams Co.	4.200%	1/15/22	25	25
	Sherwin-Williams Co.	2.750%	6/1/22	950	920
	Sherwin-Williams Co.	3.125%	6/1/24	400	382
	Sherwin-Williams Co.	3.450%	8/1/25	900	844
	Sherwin-Williams Co.	3.950%	1/15/26	600	582
	Sherwin-Williams Co.	3.450%	6/1/27	300	277
	Sherwin-Williams Co.	4.550%	8/1/45	270	245
	Sherwin-Williams Co.	4.500%	6/1/47	1,050	942
	Southern Copper Corp.	5.375%	4/16/20	200	204
	Southern Copper Corp.	3.500%	11/8/22	600	586
	Southern Copper Corp.	3.875%	4/23/25	650	628
	Southern Copper Corp.	7.500%	7/27/35	425	498
	Southern Copper Corp.	6.750%	4/16/40	250	276
	Southern Copper Corp.	5.875%	4/23/45	2,705	2,755
11	Suzano Austria GmbH	6.000%	1/15/29	750	761
	Vale Canada Ltd.	7.200%	9/15/32	100	108
	Vale Overseas Ltd.	5.875%	6/10/21	1,200	1,260
	Vale Overseas Ltd.	4.375%	1/11/22	1,202	1,222
	Vale Overseas Ltd.	6.250%	8/10/26	700	752
	Vale Overseas Ltd.	8.250%	1/17/34	375	464
	Vale Overseas Ltd.	6.875%	11/21/36	1,837	2,101
	Vale Overseas Ltd.	6.875%	11/10/39	1,410	1,625
	Vale SA	5.625%	9/11/42	923	925
	Westlake Chemical Corp.	3.600%	8/15/26	2,200	2,015
	Westlake Chemical Corp.	5.000%	8/15/46	600	550
	Westrock MWV LLC	8.200%	1/15/30	500	637
	WestRock RKT Co.	3.500%	3/1/20	1,725	1,721
	WestRock RKT Co.	4.900%	3/1/22	250	257
	Weyerhaeuser Co.	4.700%	3/15/21	275	281
	Weyerhaeuser Co.	8.500%	1/15/25	150	184
	Weyerhaeuser Co.	7.375%	3/15/32	625	763
	Weyerhaeuser Co.	6.875%	12/15/33	125	147
11	WRKCo.	3.000%	9/15/24	525	498
11	WRKCo.	4.650%	3/15/26	350	355
11	WRKCo.	3.375%	9/15/27	425	390
11	WRKCo.	4.900%	3/15/29	625	644
	Yamana Gold Inc.	4.950%	7/15/24	640	625
	Yamana Gold Inc.	4.625%	12/15/27	150	139
	Capital Goods (0.6%)
	3M Co.	2.000%	8/7/20	325	321
	3M Co.	1.625%	9/19/21	450	434
	3M Co.	2.250%	3/15/23	1,325	1,282
	3M Co.	3.000%	8/7/25	350	341
	3M Co.	2.250%	9/19/26	800	738
	3M Co.	2.875%	10/15/27	525	504
	3M Co.	3.125%	9/19/46	500	430
	3M Co.	3.625%	10/15/47	450	417
	ABB Finance USA Inc.	2.800%	4/3/20	200	199
	ABB Finance USA Inc.	2.875%	5/8/22	375	367
	ABB Finance USA Inc.	3.375%	4/3/23	250	249
	ABB Finance USA Inc.	3.800%	4/3/28	300	301
	ABB Finance USA Inc.	4.375%	5/8/42	150	153
	Allegion US Holding Co. Inc.	3.200%	10/1/24	100	93
	Allegion US Holding Co. Inc.	3.550%	10/1/27	325	297
	Bemis Co. Inc.	3.100%	9/15/26	300	273
	Boeing Co.	4.875%	2/15/20	525	536
	Boeing Co.	1.650%	10/30/20	350	342

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	2.125%	3/1/22	800	774
	Boeing Co.	2.800%	3/1/23	250	246
	Boeing Co.	1.875%	6/15/23	100	95
	Boeing Co.	2.850%	10/30/24	200	193
	Boeing Co.	2.600%	10/30/25	300	283
	Boeing Co.	2.250%	6/15/26	250	230
	Boeing Co.	2.800%	3/1/27	200	191
	Boeing Co.	3.250%	3/1/28	275	268
	Boeing Co.	3.450%	11/1/28	200	198
	Boeing Co.	6.625%	2/15/38	100	134
	Boeing Co.	6.875%	3/15/39	2,485	3,424
	Boeing Co.	5.875%	2/15/40	545	682
	Boeing Co.	3.375%	6/15/46	450	396
	Boeing Co.	3.650%	3/1/47	300	280
	Boeing Co.	3.625%	3/1/48	350	320
	Boeing Co.	3.850%	11/1/48	200	192
	Carlisle Cos. Inc.	3.750%	11/15/22	175	173
	Carlisle Cos. Inc.	3.500%	12/1/24	150	143
	Carlisle Cos. Inc.	3.750%	12/1/27	1,150	1,081
	Caterpillar Financial Services Corp.	2.100%	1/10/20	900	893
	Caterpillar Financial Services Corp.	2.000%	3/5/20	750	742
	Caterpillar Financial Services Corp.	1.850%	9/4/20	1,300	1,280
	Caterpillar Financial Services Corp.	2.500%	11/13/20	500	496
	Caterpillar Financial Services Corp.	2.900%	3/15/21	800	797
	Caterpillar Financial Services Corp.	1.700%	8/9/21	800	770
	Caterpillar Financial Services Corp.	2.750%	8/20/21	200	198
	Caterpillar Financial Services Corp.	3.150%	9/7/21	900	903
	Caterpillar Financial Services Corp.	1.931%	10/1/21	875	848
	Caterpillar Financial Services Corp.	2.400%	6/6/22	200	195
	Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	971
	Caterpillar Financial Services Corp.	3.450%	5/15/23	1,400	1,399
	Caterpillar Financial Services Corp.	3.650%	12/7/23	400	405
	Caterpillar Financial Services Corp.	3.300%	6/9/24	730	725
	Caterpillar Financial Services Corp.	3.250%	12/1/24	700	694
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	185
	Caterpillar Inc.	3.900%	5/27/21	720	733
	Caterpillar Inc.	2.600%	6/26/22	125	122
	Caterpillar Inc.	3.400%	5/15/24	750	752
	Caterpillar Inc.	6.050%	8/15/36	720	879
	Caterpillar Inc.	5.200%	5/27/41	500	557
	Caterpillar Inc.	3.803%	8/15/42	829	777
	Caterpillar Inc.	4.300%	5/15/44	1,000	1,031
	CNH Industrial Capital LLC	4.375%	11/6/20	200	201
	CNH Industrial Capital LLC	4.375%	4/5/22	150	150
	CNH Industrial Capital LLC	4.200%	1/15/24	1,500	1,485
	CNH Industrial NV	3.850%	11/15/27	800	732
	Crane Co.	4.450%	12/15/23	400	410
	Crane Co.	4.200%	3/15/48	500	469
	CRH America Inc.	5.750%	1/15/21	985	1,012
	Deere & Co.	2.600%	6/8/22	700	684
	Deere & Co.	5.375%	10/16/29	455	517
	Deere & Co.	7.125%	3/3/31	400	523
	Deere & Co.	3.900%	6/9/42	1,000	967
	Dover Corp.	4.300%	3/1/21	145	148
	Dover Corp.	6.600%	3/15/38	350	434
	Dover Corp.	5.375%	3/1/41	480	531
	Eaton Corp.	2.750%	11/2/22	1,075	1,041
	Eaton Corp.	3.103%	9/15/27	500	472
	Eaton Corp.	4.000%	11/2/32	665	652
	Eaton Corp.	4.150%	11/2/42	75	70
	Eaton Corp.	3.915%	9/15/47	300	270
	Embraer Netherlands Finance BV	5.050%	6/15/25	650	659
	Embraer Netherlands Finance BV	5.400%	2/1/27	500	517
11	Embraer Overseas Ltd.	5.696%	9/16/23	350	365

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Embraer SA	5.150%	6/15/22	900	929
Emerson Electric Co.	4.250%	11/15/20	25	25
Emerson Electric Co.	2.625%	12/1/21	450	442
Emerson Electric Co.	2.625%	2/15/23	300	291
Emerson Electric Co.	3.150%	6/1/25	450	441
Emerson Electric Co.	5.250%	11/15/39	135	152
FLIR Systems Inc.	3.125%	6/15/21	200	197
Flowserve Corp.	3.500%	9/15/22	225	222
Flowserve Corp.	4.000%	11/15/23	375	372
Fortive Corp.	2.350%	6/15/21	700	681
Fortive Corp.	3.150%	6/15/26	585	553
Fortive Corp.	4.300%	6/15/46	475	445
Fortune Brands Home & Security Inc.	3.000%	6/15/20	275	271
Fortune Brands Home & Security Inc.	4.000%	9/21/23	600	597
Fortune Brands Home & Security Inc.	4.000%	6/15/25	250	250
General Dynamics Corp.	2.875%	5/11/20	500	500
General Dynamics Corp.	3.000%	5/11/21	1,400	1,400
General Dynamics Corp.	3.875%	7/15/21	250	254
General Dynamics Corp.	2.250%	11/15/22	900	867
General Dynamics Corp.	3.375%	5/15/23	300	302
General Dynamics Corp.	1.875%	8/15/23	500	466
General Dynamics Corp.	2.375%	11/15/24	500	468
General Dynamics Corp.	3.500%	5/15/25	1,500	1,503
General Dynamics Corp.	2.125%	8/15/26	350	310
General Dynamics Corp.	2.625%	11/15/27	500	460
General Dynamics Corp.	3.750%	5/15/28	1,500	1,516
General Dynamics Corp.	3.600%	11/15/42	625	595
General Electric Co.	5.500%	1/8/20	939	950
General Electric Co.	2.200%	1/9/20	644	634
General Electric Co.	5.550%	5/4/20	670	681
General Electric Co.	4.375%	9/16/20	796	795
General Electric Co.	4.625%	1/7/21	455	456
General Electric Co.	5.300%	2/11/21	1,099	1,103
General Electric Co.	4.650%	10/17/21	1,304	1,309
General Electric Co.	3.150%	9/7/22	318	300
General Electric Co.	2.700%	10/9/22	1,100	1,022
General Electric Co.	3.100%	1/9/23	4,149	3,877
General Electric Co.	3.375%	3/11/24	500	466
General Electric Co.	3.450%	5/15/24	1,163	1,079
General Electric Co.	6.750%	3/15/32	2,185	2,287
General Electric Co.	6.150%	8/7/37	673	660
General Electric Co.	5.875%	1/14/38	2,337	2,240
General Electric Co.	6.875%	1/10/39	1,655	1,733
General Electric Co.	4.125%	10/9/42	2,150	1,679
General Electric Co.	4.500%	3/11/44	1,825	1,492
Harris Corp.	2.700%	4/27/20	250	248
Harris Corp.	3.832%	4/27/25	550	537
Harris Corp.	4.854%	4/27/35	100	102
Harris Corp.	6.150%	12/15/40	125	145
Harris Corp.	5.054%	4/27/45	325	331
Honeywell International Inc.	4.250%	3/1/21	805	825
Honeywell International Inc.	1.850%	11/1/21	735	710
Honeywell International Inc.	3.350%	12/1/23	1,175	1,183
Honeywell International Inc.	2.500%	11/1/26	50	47
Honeywell International Inc.	5.700%	3/15/36	300	356
Honeywell International Inc.	5.700%	3/15/37	305	369
Honeywell International Inc.	5.375%	3/1/41	1,355	1,598
Hubbell Inc.	3.350%	3/1/26	300	283
Hubbell Inc.	3.150%	8/15/27	275	251
Hubbell Inc.	3.500%	2/15/28	400	373
Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,500	1,397
Illinois Tool Works Inc.	3.375%	9/15/21	90	91
Illinois Tool Works Inc.	3.500%	3/1/24	1,145	1,160
Illinois Tool Works Inc.	2.650%	11/15/26	1,400	1,296

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Tool Works Inc.	4.875%	9/15/41	305	333
Illinois Tool Works Inc.	3.900%	9/1/42	1,825	1,804
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	1,900	1,946
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	366
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	350	347
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	150	147
John Deere Capital Corp.	1.700%	1/15/20	1,975	1,949
John Deere Capital Corp.	2.050%	3/10/20	750	742
John Deere Capital Corp.	2.200%	3/13/20	300	297
John Deere Capital Corp.	1.950%	6/22/20	400	394
John Deere Capital Corp.	2.450%	9/11/20	275	271
John Deere Capital Corp.	2.875%	3/12/21	550	547
John Deere Capital Corp.	3.900%	7/12/21	125	127
John Deere Capital Corp.	3.125%	9/10/21	500	501
John Deere Capital Corp.	3.150%	10/15/21	305	305
John Deere Capital Corp.	2.650%	1/6/22	450	442
John Deere Capital Corp.	2.750%	3/15/22	75	74
John Deere Capital Corp.	2.150%	9/8/22	550	526
John Deere Capital Corp.	2.700%	1/6/23	425	415
John Deere Capital Corp.	2.800%	1/27/23	275	269
John Deere Capital Corp.	2.800%	3/6/23	1,500	1,464
John Deere Capital Corp.	3.450%	6/7/23	200	200
John Deere Capital Corp.	3.650%	10/12/23	200	202
John Deere Capital Corp.	3.350%	6/12/24	700	696
John Deere Capital Corp.	3.450%	3/13/25	1,225	1,216
John Deere Capital Corp.	3.400%	9/11/25	325	321
John Deere Capital Corp.	2.650%	6/10/26	300	281
John Deere Capital Corp.	2.800%	9/8/27	250	234
John Deere Capital Corp.	3.050%	1/6/28	600	571
Johnson Controls International plc	5.000%	3/30/20	185	189
Johnson Controls International plc	4.250%	3/1/21	145	147
Johnson Controls International plc	3.750%	12/1/21	25	25
Johnson Controls International plc	3.625%	7/2/24	2,840	2,798
Johnson Controls International plc	3.900%	2/14/26	600	584
Johnson Controls International plc	6.000%	1/15/36	275	309
Johnson Controls International plc	4.625%	7/2/44	300	283
Johnson Controls International plc	5.125%	9/14/45	1,400	1,409
Johnson Controls International plc	4.500%	2/15/47	700	654
Johnson Controls International plc	4.950%	7/2/64	400	366
Kennametal Inc.	3.875%	2/15/22	125	124
Kennametal Inc.	4.625%	6/15/28	1,000	973
L3 Technologies Inc.	4.950%	2/15/21	575	588
L3 Technologies Inc.	3.850%	6/15/23	775	774
L3 Technologies Inc.	3.950%	5/28/24	270	268
L3 Technologies Inc.	3.850%	12/15/26	200	193
L3 Technologies Inc.	4.400%	6/15/28	750	744
Lafarge SA	7.125%	7/15/36	300	352
Leggett & Platt Inc.	3.800%	11/15/24	550	538
Leggett & Platt Inc.	3.500%	11/15/27	700	650
Legrand France SA	8.500%	2/15/25	250	309
Lennox International Inc.	3.000%	11/15/23	100	93
Lockheed Martin Corp.	2.500%	11/23/20	655	647
Lockheed Martin Corp.	3.350%	9/15/21	875	879
Lockheed Martin Corp.	3.100%	1/15/23	270	267
Lockheed Martin Corp.	2.900%	3/1/25	375	359
Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,189
Lockheed Martin Corp.	3.600%	3/1/35	550	511
Lockheed Martin Corp.	4.500%	5/15/36	350	358
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,066
Lockheed Martin Corp.	5.720%	6/1/40	316	371
Lockheed Martin Corp.	3.800%	3/1/45	100	91
Lockheed Martin Corp.	4.700%	5/15/46	1,700	1,760
Lockheed Martin Corp.	4.090%	9/15/52	447	419
Martin Marietta Materials Inc.	3.450%	6/1/27	500	464

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Martin Marietta Materials Inc.	3.500%	12/15/27	425	388
Martin Marietta Materials Inc.	4.250%	12/15/47	600	494
Masco Corp.	7.125%	3/15/20	45	47
Masco Corp.	3.500%	4/1/21	300	299
Masco Corp.	5.950%	3/15/22	228	240
Masco Corp.	4.450%	4/1/25	550	546
Masco Corp.	4.375%	4/1/26	400	399
Masco Corp.	3.500%	11/15/27	100	91
Masco Corp.	7.750%	8/1/29	94	114
Masco Corp.	4.500%	5/15/47	375	322
Mohawk Industries Inc.	3.850%	2/1/23	550	550
Northrop Grumman Corp.	2.080%	10/15/20	800	785
Northrop Grumman Corp.	3.500%	3/15/21	125	125
Northrop Grumman Corp.	2.550%	10/15/22	1,500	1,453
Northrop Grumman Corp.	3.250%	8/1/23	500	488
Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,229
Northrop Grumman Corp.	3.200%	2/1/27	700	656
Northrop Grumman Corp.	3.250%	1/15/28	1,650	1,535
Northrop Grumman Corp.	5.050%	11/15/40	475	499
Northrop Grumman Corp.	4.750%	6/1/43	850	856
Northrop Grumman Corp.	4.030%	10/15/47	260	237
Nvent Finance Sarl	3.950%	4/15/23	220	216
Nvent Finance Sarl	4.550%	4/15/28	300	297
Oshkosh Corp.	4.600%	5/15/28	400	395
Owens Corning	4.200%	12/15/22	1,000	994
Owens Corning	4.200%	12/1/24	250	243
Owens Corning	3.400%	8/15/26	500	458
Owens Corning	7.000%	12/1/36	35	39
Owens Corning	4.300%	7/15/47	500	375
Owens Corning	4.400%	1/30/48	100	77
Parker-Hannifin Corp.	3.500%	9/15/22	3,725	3,720
Parker-Hannifin Corp.	3.250%	3/1/27	1,600	1,530
Parker-Hannifin Corp.	6.250%	5/15/38	575	704
Parker-Hannifin Corp.	4.100%	3/1/47	500	485
Precision Castparts Corp.	2.250%	6/15/20	300	297
Precision Castparts Corp.	2.500%	1/15/23	1,075	1,045
Precision Castparts Corp.	3.250%	6/15/25	700	685
Precision Castparts Corp.	3.900%	1/15/43	375	354
Precision Castparts Corp.	4.375%	6/15/45	250	251
Raytheon Co.	3.125%	10/15/20	425	426
Raytheon Co.	2.500%	12/15/22	845	820
Raytheon Co.	3.150%	12/15/24	500	493
Raytheon Co.	7.200%	8/15/27	75	95
Raytheon Co.	4.875%	10/15/40	225	252
Raytheon Co.	4.700%	12/15/41	925	1,010
Republic Services Inc.	5.000%	3/1/20	500	509
Republic Services Inc.	5.250%	11/15/21	1,650	1,733
Republic Services Inc.	3.550%	6/1/22	1,300	1,300
Republic Services Inc.	3.200%	3/15/25	500	480
Republic Services Inc.	6.200%	3/1/40	475	580
Republic Services Inc.	5.700%	5/15/41	500	590
Rockwell Collins Inc.	3.100%	11/15/21	675	668
Rockwell Collins Inc.	2.800%	3/15/22	750	725
Rockwell Collins Inc.	3.200%	3/15/24	400	380
Rockwell Collins Inc.	3.500%	3/15/27	1,000	929
Rockwell Collins Inc.	4.800%	12/15/43	235	235
Rockwell Collins Inc.	4.350%	4/15/47	775	724
Roper Technologies Inc.	2.800%	12/15/21	400	392
Roper Technologies Inc.	3.800%	12/15/26	500	482
Snap-on Inc.	6.125%	9/1/21	300	322
Snap-on Inc.	3.250%	3/1/27	225	221
Snap-on Inc.	4.100%	3/1/48	275	266
Sonoco Products Co.	5.750%	11/1/40	765	869
Spirit AeroSystems Inc.	3.950%	6/15/23	2,200	2,194

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Spirit AeroSystems Inc.	3.850%	6/15/26	335	308
Spirit AeroSystems Inc.	4.600%	6/15/28	500	474
Stanley Black & Decker Inc.	3.400%	12/1/21	450	451
Stanley Black & Decker Inc.	2.900%	11/1/22	500	487
Stanley Black & Decker Inc.	5.200%	9/1/40	300	329
Textron Inc.	4.300%	3/1/24	625	633
Textron Inc.	3.875%	3/1/25	200	195
Textron Inc.	4.000%	3/15/26	300	292
Textron Inc.	3.650%	3/15/27	800	757
Textron Inc.	3.375%	3/1/28	325	303
Timken Co.	3.875%	9/1/24	200	195
Timken Co.	4.500%	12/15/28	400	399
United Technologies Corp.	4.500%	4/15/20	445	450
United Technologies Corp.	1.900%	5/4/20	1,500	1,473
United Technologies Corp.	3.350%	8/16/21	1,000	996
United Technologies Corp.	1.950%	11/1/21	900	862
United Technologies Corp.	3.100%	6/1/22	1,600	1,557
United Technologies Corp.	3.650%	8/16/23	1,700	1,687
United Technologies Corp.	2.800%	5/4/24	500	471
United Technologies Corp.	3.950%	8/16/25	1,000	992
United Technologies Corp.	2.650%	11/1/26	1,075	960
United Technologies Corp.	6.700%	8/1/28	150	176
United Technologies Corp.	4.125%	11/16/28	2,500	2,478
United Technologies Corp.	7.500%	9/15/29	100	126
United Technologies Corp.	5.400%	5/1/35	400	430
United Technologies Corp.	6.050%	6/1/36	285	320
United Technologies Corp.	6.125%	7/15/38	1,000	1,147
United Technologies Corp.	4.450%	11/16/38	1,500	1,466
United Technologies Corp.	5.700%	4/15/40	625	687
United Technologies Corp.	4.500%	6/1/42	2,725	2,587
United Technologies Corp.	4.150%	5/15/45	50	45
United Technologies Corp.	3.750%	11/1/46	250	214
United Technologies Corp.	4.050%	5/4/47	800	706
United Technologies Corp.	4.625%	11/16/48	1,700	1,639
Valmont Industries Inc.	5.000%	10/1/44	725	643
Valmont Industries Inc.	5.250%	10/1/54	300	264
Vulcan Materials Co.	4.500%	4/1/25	250	247
Vulcan Materials Co.	4.500%	6/15/47	200	170
Wabtec Corp.	4.150%	3/15/24	400	385
Wabtec Corp.	3.450%	11/15/26	625	558
Waste Management Inc.	4.600%	3/1/21	275	281
Waste Management Inc.	2.900%	9/15/22	191	188
Waste Management Inc.	2.400%	5/15/23	1,100	1,052
Waste Management Inc.	3.500%	5/15/24	700	700
Waste Management Inc.	3.125%	3/1/25	250	242
Waste Management Inc.	3.150%	11/15/27	1,600	1,517
Waste Management Inc.	3.900%	3/1/35	250	243
Waste Management Inc.	4.100%	3/1/45	500	489
WW Grainger Inc.	4.600%	6/15/45	900	929
WW Grainger Inc.	3.750%	5/15/46	325	290
WW Grainger Inc.	4.200%	5/15/47	350	332
Xylem Inc.	3.250%	11/1/26	300	282
Xylem Inc.	4.375%	11/1/46	475	462
Communication (1.0%)
21st Century Fox America Inc.	5.650%	8/15/20	500	521
21st Century Fox America Inc.	4.500%	2/15/21	846	862
21st Century Fox America Inc.	3.000%	9/15/22	825	816
21st Century Fox America Inc.	4.000%	10/1/23	275	282
21st Century Fox America Inc.	3.700%	9/15/24	500	501
21st Century Fox America Inc.	3.700%	10/15/25	500	504
21st Century Fox America Inc.	3.375%	11/15/26	281	276
21st Century Fox America Inc.	6.550%	3/15/33	392	497
21st Century Fox America Inc.	6.200%	12/15/34	975	1,193

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
21st Century Fox America Inc.	6.400%	12/15/35	1,550	1,943
21st Century Fox America Inc.	8.150%	10/17/36	385	554
21st Century Fox America Inc.	6.150%	3/1/37	970	1,187
21st Century Fox America Inc.	6.900%	8/15/39	485	640
21st Century Fox America Inc.	6.150%	2/15/41	1,280	1,584
21st Century Fox America Inc.	5.400%	10/1/43	2,000	2,333
21st Century Fox America Inc.	4.750%	9/15/44	690	742
Activision Blizzard Inc.	2.300%	9/15/21	500	485
Activision Blizzard Inc.	2.600%	6/15/22	350	338
Activision Blizzard Inc.	3.400%	9/15/26	695	657
Activision Blizzard Inc.	3.400%	6/15/27	325	301
Activision Blizzard Inc.	4.500%	6/15/47	325	292
America Movil SAB de CV	5.000%	3/30/20	1,460	1,486
America Movil SAB de CV	3.125%	7/16/22	1,300	1,274
America Movil SAB de CV	6.375%	3/1/35	800	930
America Movil SAB de CV	6.125%	11/15/37	300	349
America Movil SAB de CV	6.125%	3/30/40	1,500	1,780
America Movil SAB de CV	4.375%	7/16/42	950	913
American Tower Corp.	2.800%	6/1/20	600	596
American Tower Corp.	5.050%	9/1/20	155	159
American Tower Corp.	3.300%	2/15/21	600	595
American Tower Corp.	5.900%	11/1/21	3,099	3,263
American Tower Corp.	2.250%	1/15/22	350	335
American Tower Corp.	3.500%	1/31/23	1,075	1,055
American Tower Corp.	5.000%	2/15/24	1,600	1,653
American Tower Corp.	4.000%	6/1/25	450	442
American Tower Corp.	3.375%	10/15/26	969	902
American Tower Corp.	3.125%	1/15/27	575	523
American Tower Corp.	3.600%	1/15/28	550	513
AT&T Corp.	8.750%	11/15/31	1,031	1,366
AT&T Inc.	5.200%	3/15/20	1,560	1,590
AT&T Inc.	2.450%	6/30/20	1,950	1,925
AT&T Inc.	4.600%	2/15/21	900	921
AT&T Inc.	5.000%	3/1/21	1,130	1,167
AT&T Inc.	3.200%	3/1/22	1,175	1,160
AT&T Inc.	3.000%	6/30/22	1,750	1,707
AT&T Inc.	3.600%	2/17/23	1,735	1,720
AT&T Inc.	3.800%	3/1/24	525	519
AT&T Inc.	4.450%	4/1/24	575	584
AT&T Inc.	3.950%	1/15/25	2,225	2,171
AT&T Inc.	3.400%	5/15/25	4,449	4,170
AT&T Inc.	4.125%	2/17/26	2,570	2,511
AT&T Inc.	4.250%	3/1/27	1,475	1,443
AT&T Inc.	4.100%	2/15/28	1,574	1,513
AT&T Inc.	4.300%	2/15/30	3,319	3,145
AT&T Inc.	4.500%	5/15/35	1,330	1,210
AT&T Inc.	5.250%	3/1/37	2,425	2,375
AT&T Inc.	4.900%	8/15/37	1,425	1,326
AT&T Inc.	6.350%	3/15/40	525	557
AT&T Inc.	5.350%	9/1/40	2,205	2,149
AT&T Inc.	6.375%	3/1/41	862	916
AT&T Inc.	5.550%	8/15/41	410	400
AT&T Inc.	5.150%	3/15/42	1,000	937
AT&T Inc.	4.300%	12/15/42	1,523	1,294
AT&T Inc.	4.800%	6/15/44	2,050	1,841
AT&T Inc.	4.350%	6/15/45	1,575	1,341
AT&T Inc.	4.750%	5/15/46	2,850	2,538
AT&T Inc.	5.150%	11/15/46	6,000	5,583
AT&T Inc.	4.550%	3/9/49	2,062	1,777
AT&T Inc.	5.150%	2/15/50	2,893	2,690
AT&T Inc.	5.300%	8/15/58	1,301	1,206
Bell Canada Inc.	4.464%	4/1/48	625	607
British Telecommunications plc	4.500%	12/4/23	500	506
British Telecommunications plc	5.125%	12/4/28	500	502

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
British Telecommunications plc	9.625%	12/15/30	2,000	2,723
CBS Corp.	4.300%	2/15/21	550	558
CBS Corp.	3.375%	3/1/22	725	717
CBS Corp.	2.500%	2/15/23	750	708
CBS Corp.	2.900%	6/1/23	325	309
CBS Corp.	3.700%	8/15/24	575	560
CBS Corp.	3.500%	1/15/25	500	473
CBS Corp.	4.000%	1/15/26	500	480
CBS Corp.	2.900%	1/15/27	855	754
CBS Corp.	3.375%	2/15/28	425	382
CBS Corp.	3.700%	6/1/28	425	395
CBS Corp.	7.875%	7/30/30	375	475
CBS Corp.	5.500%	5/15/33	350	369
CBS Corp.	4.850%	7/1/42	1,075	989
CBS Corp.	4.900%	8/15/44	700	652
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	1,000	990
Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	1,600	1,600
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	1,975	1,994
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	1,150	1,148
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	3,975	3,955
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	1,880	1,704
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	1,675	1,718
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	2,850	2,935
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	2,050	1,857
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	1,300	1,216
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	325	332
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,339
Comcast Corp.	3.300%	10/1/20	1,000	1,002
Comcast Corp.	3.450%	10/1/21	975	984
Comcast Corp.	3.125%	7/15/22	800	794
Comcast Corp.	2.850%	1/15/23	725	706
Comcast Corp.	2.750%	3/1/23	1,625	1,575
Comcast Corp.	3.000%	2/1/24	2,000	1,951
Comcast Corp.	3.600%	3/1/24	350	350
Comcast Corp.	3.700%	4/15/24	1,950	1,960
Comcast Corp.	3.375%	8/15/25	1,425	1,384
Comcast Corp.	3.950%	10/15/25	700	709
Comcast Corp.	3.150%	3/1/26	2,000	1,907
Comcast Corp.	2.350%	1/15/27	1,930	1,720
Comcast Corp.	3.300%	2/1/27	1,075	1,020
Comcast Corp.	3.150%	2/15/28	1,375	1,291
Comcast Corp.	3.550%	5/1/28	850	817
Comcast Corp.	4.150%	10/15/28	3,225	3,275
Comcast Corp.	4.250%	10/15/30	1,000	1,012
Comcast Corp.	4.250%	1/15/33	2,375	2,359
Comcast Corp.	7.050%	3/15/33	1,025	1,314
Comcast Corp.	4.200%	8/15/34	400	387
Comcast Corp.	5.650%	6/15/35	1,080	1,202
Comcast Corp.	4.400%	8/15/35	600	585
Comcast Corp.	3.200%	7/15/36	700	597
Comcast Corp.	6.450%	3/15/37	1,350	1,616
Comcast Corp.	6.950%	8/15/37	1,020	1,276
Comcast Corp.	3.900%	3/1/38	725	670
Comcast Corp.	6.400%	5/15/38	468	554

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.600%	10/15/38	1,100	1,113
	Comcast Corp.	6.550%	7/1/39	350	426
	Comcast Corp.	6.400%	3/1/40	450	532
	Comcast Corp.	4.650%	7/15/42	2,065	2,039
	Comcast Corp.	4.500%	1/15/43	250	240
	Comcast Corp.	4.750%	3/1/44	400	399
	Comcast Corp.	4.600%	8/15/45	1,175	1,138
	Comcast Corp.	3.400%	7/15/46	1,075	885
	Comcast Corp.	4.000%	8/15/47	700	631
	Comcast Corp.	3.969%	11/1/47	1,871	1,689
	Comcast Corp.	4.700%	10/15/48	3,600	3,651
	Comcast Corp.	3.999%	11/1/49	1,013	911
	Comcast Corp.	4.049%	11/1/52	317	285
	Comcast Corp.	4.950%	10/15/58	2,000	2,045
	Crown Castle International Corp.	3.400%	2/15/21	1,375	1,369
	Crown Castle International Corp.	2.250%	9/1/21	2,050	1,978
	Crown Castle International Corp.	4.875%	4/15/22	550	566
	Crown Castle International Corp.	5.250%	1/15/23	375	390
	Crown Castle International Corp.	3.150%	7/15/23	625	601
	Crown Castle International Corp.	3.200%	9/1/24	525	496
	Crown Castle International Corp.	4.450%	2/15/26	1,405	1,398
	Crown Castle International Corp.	3.700%	6/15/26	975	923
	Crown Castle International Corp.	3.650%	9/1/27	1,190	1,110
	Crown Castle International Corp.	3.800%	2/15/28	750	708
	Crown Castle International Corp.	4.750%	5/15/47	250	231
	Deutsche Telekom International Finance BV	8.750%	6/15/30	3,600	4,705
11	Discovery Communications LLC	2.800%	6/15/20	325	322
	Discovery Communications LLC	4.375%	6/15/21	655	666
11	Discovery Communications LLC	3.500%	6/15/22	625	617
	Discovery Communications LLC	2.950%	3/20/23	600	572
	Discovery Communications LLC	3.250%	4/1/23	475	459
	Discovery Communications LLC	3.800%	3/13/24	350	342
11	Discovery Communications LLC	3.900%	11/15/24	400	391
	Discovery Communications LLC	3.450%	3/15/25	1,350	1,253
11	Discovery Communications LLC	3.950%	6/15/25	375	362
	Discovery Communications LLC	4.900%	3/11/26	650	655
	Discovery Communications LLC	3.950%	3/20/28	1,275	1,169
	Discovery Communications LLC	5.000%	9/20/37	950	883
	Discovery Communications LLC	6.350%	6/1/40	705	744
	Discovery Communications LLC	4.950%	5/15/42	1,033	918
	Discovery Communications LLC	5.200%	9/20/47	1,000	924
	Electronic Arts Inc.	3.700%	3/1/21	1,725	1,738
	Electronic Arts Inc.	4.800%	3/1/26	275	282
	Grupo Televisa SAB	6.625%	3/18/25	450	487
	Grupo Televisa SAB	4.625%	1/30/26	550	545
	Grupo Televisa SAB	8.500%	3/11/32	50	62
	Grupo Televisa SAB	6.625%	1/15/40	500	538
	Grupo Televisa SAB	5.000%	5/13/45	1,840	1,613
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	200	200
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	250	252
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	750	735
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	350	347
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	425	420
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	575	545
	Koninklijke KPN NV	8.375%	10/1/30	650	839
	Moody’s Corp.	5.500%	9/1/20	500	518
	Moody’s Corp.	2.750%	12/15/21	375	368
	Moody’s Corp.	4.500%	9/1/22	350	359
	Moody’s Corp.	4.875%	2/15/24	425	444
	Moody’s Corp.	5.250%	7/15/44	300	321
	NBCUniversal Media LLC	5.150%	4/30/20	1,605	1,650
	NBCUniversal Media LLC	4.375%	4/1/21	205	210
	NBCUniversal Media LLC	2.875%	1/15/23	1,932	1,891
	NBCUniversal Media LLC	6.400%	4/30/40	500	602

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,237
NBCUniversal Media LLC	4.450%	1/15/43	1,000	964
Omnicom Group Inc./ Omnicom Capital Inc.	4.450%	8/15/20	500	508
Omnicom Group Inc./ Omnicom Capital Inc.	3.625%	5/1/22	1,100	1,082
Omnicom Group Inc./ Omnicom Capital Inc.	3.650%	11/1/24	650	628
Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	1,150	1,087
Orange SA	4.125%	9/14/21	802	818
Orange SA	9.000%	3/1/31	2,260	3,130
Orange SA	5.375%	1/13/42	1,140	1,206
RELX Capital Inc.	3.125%	10/15/22	705	692
RELX Capital Inc.	3.500%	3/16/23	575	569
Rogers Communications Inc.	3.000%	3/15/23	230	226
Rogers Communications Inc.	4.100%	10/1/23	300	306
Rogers Communications Inc.	3.625%	12/15/25	475	463
Rogers Communications Inc.	4.500%	3/15/43	540	534
Rogers Communications Inc.	5.000%	3/15/44	950	987
S&P Global Inc.	3.300%	8/14/20	575	576
S&P Global Inc.	4.000%	6/15/25	550	561
S&P Global Inc.	4.400%	2/15/26	750	778
S&P Global Inc.	6.550%	11/15/37	350	438
S&P Global Inc.	4.500%	5/15/48	500	493
Telefonica Emisiones SAU	5.134%	4/27/20	1,255	1,280
Telefonica Emisiones SAU	5.462%	2/16/21	1,350	1,399
Telefonica Emisiones SAU	4.570%	4/27/23	425	437
Telefonica Emisiones SAU	4.103%	3/8/27	1,275	1,225
Telefonica Emisiones SAU	7.045%	6/20/36	1,735	1,987
Telefonica Emisiones SAU	4.665%	3/6/38	600	544
Telefonica Emisiones SAU	5.213%	3/8/47	1,700	1,540
Telefonica Emisiones SAU	4.895%	3/6/48	1,050	940
Telefonica Europe BV	8.250%	9/15/30	780	994
TELUS Corp.	2.800%	2/16/27	500	461
Thomson Reuters Corp.	4.300%	11/23/23	600	611
Thomson Reuters Corp.	3.350%	5/15/26	400	372
Thomson Reuters Corp.	5.500%	8/15/35	350	360
Thomson Reuters Corp.	5.850%	4/15/40	1,075	1,142
Time Warner Cable LLC	5.000%	2/1/20	2,045	2,073
Time Warner Cable LLC	4.125%	2/15/21	500	502
Time Warner Cable LLC	4.000%	9/1/21	775	770
Time Warner Cable LLC	6.550%	5/1/37	1,300	1,340
Time Warner Cable LLC	7.300%	7/1/38	1,435	1,533
Time Warner Cable LLC	6.750%	6/15/39	1,600	1,622
Time Warner Cable LLC	5.875%	11/15/40	950	884
Time Warner Cable LLC	5.500%	9/1/41	1,325	1,205
Time Warner Cable LLC	4.500%	9/15/42	950	755
Time Warner Entertainment Co. LP	8.375%	3/15/23	825	940
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	787
Verizon Communications Inc.	2.625%	2/21/20	873	870
Verizon Communications Inc.	3.450%	3/15/21	300	301
Verizon Communications Inc.	4.600%	4/1/21	2,040	2,103
Verizon Communications Inc.	1.750%	8/15/21	750	724
Verizon Communications Inc.	3.000%	11/1/21	3,200	3,176
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,049
Verizon Communications Inc.	3.125%	3/16/22	1,500	1,489
Verizon Communications Inc.	2.450%	11/1/22	875	846
Verizon Communications Inc.	5.150%	9/15/23	3,390	3,611
Verizon Communications Inc.	4.150%	3/15/24	700	716
Verizon Communications Inc.	3.500%	11/1/24	1,975	1,951
Verizon Communications Inc.	3.376%	2/15/25	3,243	3,148
Verizon Communications Inc.	2.625%	8/15/26	2,112	1,916
Verizon Communications Inc.	4.329%	9/21/28	3,832	3,850
Verizon Communications Inc.	4.500%	8/10/33	2,325	2,311
Verizon Communications Inc.	4.400%	11/1/34	2,200	2,122
Verizon Communications Inc.	4.272%	1/15/36	2,359	2,212
Verizon Communications Inc.	5.250%	3/16/37	3,500	3,654

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	4.812%	3/15/39	1,325	1,305
Verizon Communications Inc.	4.750%	11/1/41	700	681
Verizon Communications Inc.	3.850%	11/1/42	950	821
Verizon Communications Inc.	4.125%	8/15/46	1,230	1,093
Verizon Communications Inc.	4.862%	8/21/46	3,457	3,406
Verizon Communications Inc.	5.500%	3/16/47	1,245	1,334
Verizon Communications Inc.	4.522%	9/15/48	3,016	2,834
Verizon Communications Inc.	5.012%	4/15/49	2,241	2,238
Verizon Communications Inc.	5.012%	8/21/54	4,738	4,593
Verizon Communications Inc.	4.672%	3/15/55	4,227	3,887
Viacom Inc.	3.875%	12/15/21	495	497
Viacom Inc.	4.250%	9/1/23	1,175	1,162
Viacom Inc.	3.875%	4/1/24	388	380
Viacom Inc.	6.875%	4/30/36	940	988
Viacom Inc.	4.375%	3/15/43	1,337	1,059
Viacom Inc.	5.850%	9/1/43	1,075	1,056
Vodafone Group plc	2.500%	9/26/22	450	430
Vodafone Group plc	2.950%	2/19/23	670	644
Vodafone Group plc	3.750%	1/16/24	1,750	1,725
Vodafone Group plc	4.125%	5/30/25	1,170	1,154
Vodafone Group plc	4.375%	5/30/28	2,495	2,422
Vodafone Group plc	7.875%	2/15/30	625	765
Vodafone Group plc	6.250%	11/30/32	425	465
Vodafone Group plc	6.150%	2/27/37	855	894
Vodafone Group plc	5.000%	5/30/38	775	726
Vodafone Group plc	4.375%	2/19/43	1,375	1,141
Vodafone Group plc	5.250%	5/30/48	2,275	2,142
Walt Disney Co.	1.950%	3/4/20	600	594
Walt Disney Co.	1.800%	6/5/20	645	635
Walt Disney Co.	2.150%	9/17/20	1,200	1,186
Walt Disney Co.	2.300%	2/12/21	650	641
Walt Disney Co.	2.750%	8/16/21	50	49
Walt Disney Co.	2.550%	2/15/22	932	917
Walt Disney Co.	2.450%	3/4/22	375	367
Walt Disney Co.	3.150%	9/17/25	600	583
Walt Disney Co.	3.000%	2/13/26	670	644
Walt Disney Co.	1.850%	7/30/26	745	660
Walt Disney Co.	7.000%	3/1/32	50	66
Walt Disney Co.	4.375%	8/16/41	325	333
Walt Disney Co.	4.125%	12/1/41	485	483
Walt Disney Co.	3.700%	12/1/42	1,255	1,170
Warner Media LLC	4.700%	1/15/21	700	714
Warner Media LLC	4.750%	3/29/21	600	615
Warner Media LLC	4.000%	1/15/22	205	206
Warner Media LLC	3.400%	6/15/22	400	395
Warner Media LLC	4.050%	12/15/23	375	374
Warner Media LLC	3.550%	6/1/24	525	504
Warner Media LLC	3.600%	7/15/25	825	781
Warner Media LLC	3.875%	1/15/26	965	935
Warner Media LLC	3.800%	2/15/27	2,895	2,716
Warner Media LLC	7.625%	4/15/31	400	498
Warner Media LLC	6.200%	3/15/40	300	325
Warner Media LLC	6.100%	7/15/40	375	395
Warner Media LLC	5.375%	10/15/41	405	393
Warner Media LLC	4.900%	6/15/42	900	821
Warner Media LLC	5.350%	12/15/43	1,000	968
Warner Media LLC	4.650%	6/1/44	725	633
WPP Finance 2010	4.750%	11/21/21	1,446	1,471
WPP Finance 2010	3.625%	9/7/22	400	387
WPP Finance 2010	3.750%	9/19/24	525	489
WPP Finance 2010	5.125%	9/7/42	650	597
Consumer Cyclical (0.8%)
Advance Auto Parts Inc.	5.750%	5/1/20	100	103

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Advance Auto Parts Inc.	4.500%	1/15/22	175	178
Advance Auto Parts Inc.	4.500%	12/1/23	400	407
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	297
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	193
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,625	1,590
Alibaba Group Holding Ltd.	3.400%	12/6/27	3,600	3,312
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	583
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	180
Alibaba Group Holding Ltd.	4.200%	12/6/47	600	534
Alibaba Group Holding Ltd.	4.400%	12/6/57	700	630
Amazon.com Inc.	1.900%	8/21/20	625	616
Amazon.com Inc.	3.300%	12/5/21	775	783
Amazon.com Inc.	2.500%	11/29/22	475	464
Amazon.com Inc.	2.400%	2/22/23	1,150	1,108
Amazon.com Inc.	2.800%	8/22/24	500	486
Amazon.com Inc.	3.800%	12/5/24	1,000	1,023
Amazon.com Inc.	5.200%	12/3/25	875	960
Amazon.com Inc.	3.150%	8/22/27	2,350	2,269
Amazon.com Inc.	4.800%	12/5/34	975	1,050
Amazon.com Inc.	3.875%	8/22/37	2,290	2,222
Amazon.com Inc.	4.950%	12/5/44	1,275	1,418
Amazon.com Inc.	4.050%	8/22/47	2,400	2,351
Amazon.com Inc.	4.250%	8/22/57	1,825	1,780
American Honda Finance Corp.	2.000%	2/14/20	200	198
American Honda Finance Corp.	2.150%	3/13/20	300	297
American Honda Finance Corp.	1.950%	7/20/20	600	590
American Honda Finance Corp.	2.450%	9/24/20	725	716
American Honda Finance Corp.	2.650%	2/12/21	1,300	1,279
American Honda Finance Corp.	1.650%	7/12/21	500	481
American Honda Finance Corp.	1.700%	9/9/21	850	815
American Honda Finance Corp.	3.375%	12/10/21	400	402
American Honda Finance Corp.	2.600%	11/16/22	500	486
American Honda Finance Corp.	3.450%	7/14/23	400	400
American Honda Finance Corp.	3.625%	10/10/23	400	403
American Honda Finance Corp.	2.900%	2/16/24	500	484
American Honda Finance Corp.	2.300%	9/9/26	250	225
American Honda Finance Corp.	3.500%	2/15/28	400	388
Aptiv plc	3.150%	11/19/20	350	348
Aptiv plc	4.250%	1/15/26	700	688
Aptiv plc	4.400%	10/1/46	225	198
Automatic Data Processing Inc.	2.250%	9/15/20	575	570
Automatic Data Processing Inc.	3.375%	9/15/25	675	671
AutoNation Inc.	5.500%	2/1/20	180	184
AutoNation Inc.	3.350%	1/15/21	500	494
AutoNation Inc.	3.500%	11/15/24	600	555
AutoNation Inc.	4.500%	10/1/25	500	486
AutoNation Inc.	3.800%	11/15/27	250	223
AutoZone Inc.	3.700%	4/15/22	700	699
AutoZone Inc.	2.875%	1/15/23	200	193
AutoZone Inc.	3.125%	7/15/23	275	266
AutoZone Inc.	3.250%	4/15/25	260	246
AutoZone Inc.	3.125%	4/21/26	300	278
AutoZone Inc.	3.750%	6/1/27	700	671
Best Buy Co. Inc.	5.500%	3/15/21	125	129
Best Buy Co. Inc.	4.450%	10/1/28	850	813
Block Financial LLC	4.125%	10/1/20	313	314
Block Financial LLC	5.500%	11/1/22	500	511
Block Financial LLC	5.250%	10/1/25	350	350
Booking Holdings Inc.	2.750%	3/15/23	400	384
Booking Holdings Inc.	3.650%	3/15/25	400	387
Booking Holdings Inc.	3.600%	6/1/26	1,300	1,246
Booking Holdings Inc.	3.550%	3/15/28	450	422
BorgWarner Inc.	4.625%	9/15/20	50	51
BorgWarner Inc.	3.375%	3/15/25	250	243

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
BorgWarner Inc.	4.375%	3/15/45	500	463
Carnival Corp.	3.950%	10/15/20	450	455
Costco Wholesale Corp.	1.750%	2/15/20	1,025	1,011
Costco Wholesale Corp.	2.150%	5/18/21	350	344
Costco Wholesale Corp.	2.250%	2/15/22	300	293
Costco Wholesale Corp.	2.300%	5/18/22	900	879
Costco Wholesale Corp.	2.750%	5/18/24	900	872
Costco Wholesale Corp.	3.000%	5/18/27	800	767
Cummins Inc.	3.650%	10/1/23	350	355
Cummins Inc.	7.125%	3/1/28	150	184
Cummins Inc.	4.875%	10/1/43	400	434
Daimler Finance North America LLC	8.500%	1/18/31	1,205	1,625
Darden Restaurants Inc.	3.850%	5/1/27	750	714
Darden Restaurants Inc.	4.550%	2/15/48	250	229
Delphi Corp.	4.150%	3/15/24	575	570
Dollar General Corp.	3.250%	4/15/23	1,300	1,263
Dollar General Corp.	4.150%	11/1/25	500	497
Dollar General Corp.	3.875%	4/15/27	150	144
Dollar General Corp.	4.125%	5/1/28	400	388
Dollar Tree Inc.	3.700%	5/15/23	475	462
Dollar Tree Inc.	4.000%	5/15/25	1,450	1,389
Dollar Tree Inc.	4.200%	5/15/28	1,175	1,114
DR Horton Inc.	4.375%	9/15/22	150	151
DR Horton Inc.	4.750%	2/15/23	700	704
DR Horton Inc.	5.750%	8/15/23	700	733
eBay Inc.	2.150%	6/5/20	375	370
eBay Inc.	3.250%	10/15/20	125	124
eBay Inc.	2.875%	8/1/21	450	443
eBay Inc.	3.800%	3/9/22	500	501
eBay Inc.	2.600%	7/15/22	1,000	962
eBay Inc.	2.750%	1/30/23	425	409
eBay Inc.	3.450%	8/1/24	800	765
eBay Inc.	3.600%	6/5/27	625	583
eBay Inc.	4.000%	7/15/42	600	446
Expedia Group Inc.	5.950%	8/15/20	1,750	1,808
Expedia Group Inc.	4.500%	8/15/24	435	434
Expedia Group Inc.	5.000%	2/15/26	200	202
Expedia Group Inc.	3.800%	2/15/28	600	553
Ford Motor Co.	4.346%	12/8/26	1,100	980
Ford Motor Co.	6.625%	10/1/28	375	375
Ford Motor Co.	6.375%	2/1/29	275	270
Ford Motor Co.	7.450%	7/16/31	2,385	2,456
Ford Motor Co.	4.750%	1/15/43	950	736
Ford Motor Co.	7.400%	11/1/46	300	300
Ford Motor Co.	5.291%	12/8/46	1,000	823
Ford Motor Credit Co. LLC	2.681%	1/9/20	1,500	1,478
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	801
Ford Motor Credit Co. LLC	3.157%	8/4/20	1,400	1,370
Ford Motor Credit Co. LLC	2.343%	11/2/20	775	744
Ford Motor Credit Co. LLC	3.200%	1/15/21	850	824
Ford Motor Credit Co. LLC	3.336%	3/18/21	1,500	1,453
Ford Motor Credit Co. LLC	5.875%	8/2/21	1,075	1,101
Ford Motor Credit Co. LLC	3.813%	10/12/21	400	389
Ford Motor Credit Co. LLC	3.219%	1/9/22	3,126	2,938
Ford Motor Credit Co. LLC	3.339%	3/28/22	850	800
Ford Motor Credit Co. LLC	2.979%	8/3/22	2,700	2,491
Ford Motor Credit Co. LLC	4.250%	9/20/22	775	745
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	807
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	447
Ford Motor Credit Co. LLC	4.687%	6/9/25	500	463
Ford Motor Credit Co. LLC	4.134%	8/4/25	900	810
Ford Motor Credit Co. LLC	3.815%	11/2/27	800	671
General Motors Co.	4.875%	10/2/23	1,605	1,608
General Motors Co.	4.000%	4/1/25	325	303

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Co.	5.000%	10/1/28	900	857
General Motors Co.	5.000%	4/1/35	680	579
General Motors Co.	6.600%	4/1/36	100	98
General Motors Co.	5.150%	4/1/38	825	713
General Motors Co.	6.250%	10/2/43	935	872
General Motors Co.	5.200%	4/1/45	1,245	1,039
General Motors Co.	6.750%	4/1/46	665	656
General Motors Co.	5.400%	4/1/48	675	581
General Motors Co.	5.950%	4/1/49	750	685
General Motors Financial Co. Inc.	3.150%	1/15/20	555	550
General Motors Financial Co. Inc.	2.650%	4/13/20	950	933
General Motors Financial Co. Inc.	3.200%	7/13/20	1,150	1,133
General Motors Financial Co. Inc.	2.450%	11/6/20	1,300	1,260
General Motors Financial Co. Inc.	3.700%	11/24/20	975	967
General Motors Financial Co. Inc.	4.200%	3/1/21	625	622
General Motors Financial Co. Inc.	3.550%	4/9/21	625	615
General Motors Financial Co. Inc.	3.200%	7/6/21	1,600	1,563
General Motors Financial Co. Inc.	4.375%	9/25/21	375	377
General Motors Financial Co. Inc.	3.450%	1/14/22	900	866
General Motors Financial Co. Inc.	3.450%	4/10/22	3,640	3,486
General Motors Financial Co. Inc.	3.150%	6/30/22	300	284
General Motors Financial Co. Inc.	3.250%	1/5/23	750	706
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	948
General Motors Financial Co. Inc.	4.250%	5/15/23	1,775	1,710
General Motors Financial Co. Inc.	4.150%	6/19/23	900	867
General Motors Financial Co. Inc.	3.950%	4/13/24	800	750
General Motors Financial Co. Inc.	3.500%	11/7/24	900	818
General Motors Financial Co. Inc.	4.000%	1/15/25	650	603
General Motors Financial Co. Inc.	4.350%	4/9/25	1,500	1,427
General Motors Financial Co. Inc.	5.250%	3/1/26	575	562
General Motors Financial Co. Inc.	4.000%	10/6/26	400	358
General Motors Financial Co. Inc.	4.350%	1/17/27	760	699
General Motors Financial Co. Inc.	3.850%	1/5/28	400	344
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	825	829
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	100	100
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	500	505
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	625	620
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	800	786
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	100	99
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	825	807
Harley-Davidson Inc.	3.500%	7/28/25	300	287
Harley-Davidson Inc.	4.625%	7/28/45	1,100	1,029
Harman International Industries Inc.	4.150%	5/15/25	275	278
Home Depot Inc.	1.800%	6/5/20	1,100	1,084
Home Depot Inc.	2.000%	4/1/21	2,175	2,129
Home Depot Inc.	4.400%	4/1/21	825	850
Home Depot Inc.	3.250%	3/1/22	700	705
Home Depot Inc.	2.625%	6/1/22	990	976
Home Depot Inc.	2.700%	4/1/23	600	591
Home Depot Inc.	3.750%	2/15/24	900	918
Home Depot Inc.	3.350%	9/15/25	500	494
Home Depot Inc.	3.000%	4/1/26	500	482
Home Depot Inc.	2.800%	9/14/27	75	70
Home Depot Inc.	3.900%	12/6/28	400	408
Home Depot Inc.	5.875%	12/16/36	2,495	3,000
Home Depot Inc.	5.400%	9/15/40	400	460
Home Depot Inc.	5.950%	4/1/41	775	957
Home Depot Inc.	4.200%	4/1/43	1,350	1,332
Home Depot Inc.	4.875%	2/15/44	1,050	1,120
Home Depot Inc.	4.400%	3/15/45	600	604
Home Depot Inc.	4.250%	4/1/46	1,320	1,299
Home Depot Inc.	3.900%	6/15/47	1,000	946
Home Depot Inc.	4.500%	12/6/48	700	725
Home Depot Inc.	3.500%	9/15/56	700	582

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hyatt Hotels Corp.	3.375%	7/15/23	800	779
Hyatt Hotels Corp.	4.850%	3/15/26	100	103
Hyatt Hotels Corp.	4.375%	9/15/28	350	338
IHS Markit Ltd.	4.750%	8/1/28	600	586
JD.com Inc.	3.125%	4/29/21	200	194
JD.com Inc.	3.875%	4/29/26	400	357
Kohl’s Corp.	4.000%	11/1/21	423	429
Kohl’s Corp.	4.250%	7/17/25	625	610
Kohl’s Corp.	5.550%	7/17/45	350	326
Lear Corp.	5.250%	1/15/25	700	718
Lear Corp.	3.800%	9/15/27	500	449
Lowe’s Cos. Inc.	4.625%	4/15/20	445	450
Lowe’s Cos. Inc.	3.750%	4/15/21	205	206
Lowe’s Cos. Inc.	3.800%	11/15/21	250	253
Lowe’s Cos. Inc.	3.120%	4/15/22	450	443
Lowe’s Cos. Inc.	3.875%	9/15/23	300	300
Lowe’s Cos. Inc.	3.125%	9/15/24	400	384
Lowe’s Cos. Inc.	3.375%	9/15/25	975	931
Lowe’s Cos. Inc.	2.500%	4/15/26	1,700	1,510
Lowe’s Cos. Inc.	3.100%	5/3/27	642	587
Lowe’s Cos. Inc.	4.650%	4/15/42	575	544
Lowe’s Cos. Inc.	4.250%	9/15/44	225	200
Lowe’s Cos. Inc.	4.375%	9/15/45	625	565
Lowe’s Cos. Inc.	3.700%	4/15/46	850	690
Lowe’s Cos. Inc.	4.050%	5/3/47	1,200	1,038
Macy’s Retail Holdings Inc.	3.450%	1/15/21	310	307
Macy’s Retail Holdings Inc.	3.875%	1/15/22	150	148
Macy’s Retail Holdings Inc.	2.875%	2/15/23	530	490
Macy’s Retail Holdings Inc.	4.375%	9/1/23	595	585
Macy’s Retail Holdings Inc.	3.625%	6/1/24	365	338
Macy’s Retail Holdings Inc.	4.500%	12/15/34	325	260
Magna International Inc.	3.625%	6/15/24	450	450
Magna International Inc.	4.150%	10/1/25	300	306
Marriott International Inc.	3.375%	10/15/20	850	844
Marriott International Inc.	2.875%	3/1/21	500	492
Marriott International Inc.	3.125%	10/15/21	350	346
Marriott International Inc.	2.300%	1/15/22	400	383
Marriott International Inc.	3.750%	3/15/25	525	506
Marriott International Inc.	3.750%	10/1/25	200	193
Marriott International Inc.	3.125%	6/15/26	595	539
Marriott International Inc.	4.000%	4/15/28	425	403
Mastercard Inc.	2.000%	11/21/21	350	340
Mastercard Inc.	3.375%	4/1/24	625	630
Mastercard Inc.	2.950%	11/21/26	510	491
Mastercard Inc.	3.500%	2/26/28	450	450
Mastercard Inc.	3.800%	11/21/46	350	337
Mastercard Inc.	3.950%	2/26/48	550	548
McDonald’s Corp.	2.750%	12/9/20	725	719
McDonald’s Corp.	2.625%	1/15/22	4,092	4,007
McDonald’s Corp.	3.350%	4/1/23	650	647
McDonald’s Corp.	3.375%	5/26/25	1,780	1,739
McDonald’s Corp.	3.700%	1/30/26	1,125	1,108
McDonald’s Corp.	3.500%	3/1/27	200	193
McDonald’s Corp.	3.800%	4/1/28	700	686
McDonald’s Corp.	4.700%	12/9/35	575	575
McDonald’s Corp.	6.300%	3/1/38	100	119
McDonald’s Corp.	5.700%	2/1/39	375	425
McDonald’s Corp.	3.700%	2/15/42	1,225	1,070
McDonald’s Corp.	3.625%	5/1/43	275	233
McDonald’s Corp.	4.600%	5/26/45	1,125	1,096
McDonald’s Corp.	4.875%	12/9/45	1,225	1,244
McDonald’s Corp.	4.450%	3/1/47	650	623
McDonald’s Corp.	4.450%	9/1/48	900	859
NIKE Inc.	2.250%	5/1/23	50	48

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NIKE Inc.	2.375%	11/1/26	1,000	915
	NIKE Inc.	3.625%	5/1/43	125	117
	NIKE Inc.	3.875%	11/1/45	925	887
	NIKE Inc.	3.375%	11/1/46	250	220
	Nordstrom Inc.	4.750%	5/1/20	400	406
	Nordstrom Inc.	4.000%	10/15/21	585	591
	Nordstrom Inc.	4.000%	3/15/27	400	378
	Nordstrom Inc.	6.950%	3/15/28	200	223
	Nordstrom Inc.	5.000%	1/15/44	672	578
	NVR Inc.	3.950%	9/15/22	200	197
	O’Reilly Automotive Inc.	4.875%	1/14/21	50	51
	O’Reilly Automotive Inc.	4.625%	9/15/21	400	411
	O’Reilly Automotive Inc.	3.800%	9/1/22	255	256
	O’Reilly Automotive Inc.	3.850%	6/15/23	300	301
	O’Reilly Automotive Inc.	3.550%	3/15/26	200	191
	O’Reilly Automotive Inc.	3.600%	9/1/27	700	669
	PACCAR Financial Corp.	2.500%	8/14/20	225	223
	PACCAR Financial Corp.	2.050%	11/13/20	400	393
	PACCAR Financial Corp.	2.250%	2/25/21	200	196
	PACCAR Financial Corp.	2.800%	3/1/21	325	323
	PACCAR Financial Corp.	3.150%	8/9/21	300	300
	PACCAR Financial Corp.	2.300%	8/10/22	250	242
	PACCAR Financial Corp.	3.400%	8/9/23	300	304
	QVC Inc.	5.125%	7/2/22	25	25
	QVC Inc.	4.375%	3/15/23	75	72
	QVC Inc.	4.850%	4/1/24	725	693
	QVC Inc.	4.450%	2/15/25	300	279
	QVC Inc.	5.950%	3/15/43	325	290
	Ralph Lauren Corp.	2.625%	8/18/20	225	222
	Ralph Lauren Corp.	3.750%	9/15/25	100	99
	Royal Caribbean Cruises Ltd.	2.650%	11/28/20	175	172
	Royal Caribbean Cruises Ltd.	5.250%	11/15/22	475	492
	Royal Caribbean Cruises Ltd.	3.700%	3/15/28	700	641
11	Sands China Ltd.	4.600%	8/8/23	1,495	1,480
11	Sands China Ltd.	5.125%	8/8/25	1,500	1,481
11	Sands China Ltd.	5.400%	8/8/28	1,600	1,538
	Starbucks Corp.	2.200%	11/22/20	275	270
	Starbucks Corp.	2.100%	2/4/21	350	341
	Starbucks Corp.	2.700%	6/15/22	725	708
	Starbucks Corp.	3.100%	3/1/23	750	737
	Starbucks Corp.	3.850%	10/1/23	800	809
	Starbucks Corp.	3.800%	8/15/25	1,025	1,018
	Starbucks Corp.	2.450%	6/15/26	400	359
	Starbucks Corp.	3.500%	3/1/28	500	476
	Starbucks Corp.	4.000%	11/15/28	750	740
	Starbucks Corp.	4.300%	6/15/45	175	158
	Starbucks Corp.	3.750%	12/1/47	400	333
	Starbucks Corp.	4.500%	11/15/48	800	748
	Tapestry Inc.	3.000%	7/15/22	450	432
	Tapestry Inc.	4.250%	4/1/25	450	432
	Tapestry Inc.	4.125%	7/15/27	450	417
	Target Corp.	3.875%	7/15/20	370	375
	Target Corp.	2.900%	1/15/22	850	847
	Target Corp.	3.500%	7/1/24	1,325	1,328
	Target Corp.	2.500%	4/15/26	550	513
	Target Corp.	6.350%	11/1/32	363	447
	Target Corp.	6.500%	10/15/37	450	552
	Target Corp.	7.000%	1/15/38	300	394
	Target Corp.	4.000%	7/1/42	1,150	1,087
	Target Corp.	3.625%	4/15/46	800	702
	Target Corp.	3.900%	11/15/47	600	555
	TJX Cos. Inc.	2.750%	6/15/21	625	619
	TJX Cos. Inc.	2.500%	5/15/23	800	776
	TJX Cos. Inc.	2.250%	9/15/26	1,400	1,267

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Toyota Motor Corp.	3.183%	7/20/21	850	854
Toyota Motor Corp.	3.419%	7/20/23	895	896
Toyota Motor Corp.	3.669%	7/20/28	500	509
Toyota Motor Credit Corp.	2.200%	1/10/20	1,000	991
Toyota Motor Credit Corp.	2.150%	3/12/20	1,375	1,360
Toyota Motor Credit Corp.	1.950%	4/17/20	550	542
Toyota Motor Credit Corp.	4.250%	1/11/21	300	306
Toyota Motor Credit Corp.	1.900%	4/8/21	1,000	977
Toyota Motor Credit Corp.	2.950%	4/13/21	850	850
Toyota Motor Credit Corp.	2.750%	5/17/21	500	495
Toyota Motor Credit Corp.	3.400%	9/15/21	305	306
Toyota Motor Credit Corp.	2.600%	1/11/22	700	689
Toyota Motor Credit Corp.	3.300%	1/12/22	950	953
Toyota Motor Credit Corp.	2.800%	7/13/22	700	688
Toyota Motor Credit Corp.	2.150%	9/8/22	650	624
Toyota Motor Credit Corp.	2.625%	1/10/23	550	534
Toyota Motor Credit Corp.	2.700%	1/11/23	750	728
Toyota Motor Credit Corp.	2.900%	4/17/24	400	388
Toyota Motor Credit Corp.	3.400%	4/14/25	100	99
Toyota Motor Credit Corp.	3.200%	1/11/27	750	729
Toyota Motor Credit Corp.	3.050%	1/11/28	850	819
VF Corp.	3.500%	9/1/21	305	305
VF Corp.	6.450%	11/1/37	300	377
Visa Inc.	2.200%	12/14/20	2,200	2,176
Visa Inc.	2.150%	9/15/22	500	482
Visa Inc.	2.800%	12/14/22	1,500	1,481
Visa Inc.	3.150%	12/14/25	3,725	3,662
Visa Inc.	2.750%	9/15/27	875	828
Visa Inc.	4.150%	12/14/35	1,300	1,344
Visa Inc.	4.300%	12/14/45	3,250	3,353
Visa Inc.	3.650%	9/15/47	655	612
Walgreen Co.	3.100%	9/15/22	800	778
Walgreen Co.	4.400%	9/15/42	610	538
Walgreens Boots Alliance Inc.	3.300%	11/18/21	1,900	1,889
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,501
Walgreens Boots Alliance Inc.	3.450%	6/1/26	975	914
Walgreens Boots Alliance Inc.	4.500%	11/18/34	625	597
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,055	972
Walgreens Boots Alliance Inc.	4.650%	6/1/46	350	313
Walmart Inc.	2.850%	6/23/20	1,600	1,601
Walmart Inc.	3.250%	10/25/20	1,635	1,648
Walmart Inc.	1.900%	12/15/20	965	949
Walmart Inc.	3.125%	6/23/21	2,000	2,014
Walmart Inc.	2.350%	12/15/22	325	315
Walmart Inc.	2.550%	4/11/23	575	559
Walmart Inc.	3.400%	6/26/23	1,650	1,667
Walmart Inc.	3.300%	4/22/24	225	225
Walmart Inc.	2.650%	12/15/24	875	846
Walmart Inc.	3.550%	6/26/25	1,275	1,286
Walmart Inc.	5.875%	4/5/27	1,535	1,768
Walmart Inc.	3.700%	6/26/28	2,050	2,072
Walmart Inc.	7.550%	2/15/30	480	644
Walmart Inc.	5.250%	9/1/35	1,640	1,889
Walmart Inc.	6.200%	4/15/38	1,320	1,696
Walmart Inc.	3.950%	6/28/38	1,350	1,344
Walmart Inc.	5.625%	4/1/40	625	748
Walmart Inc.	5.000%	10/25/40	235	267
Walmart Inc.	5.625%	4/15/41	750	904
Walmart Inc.	4.000%	4/11/43	1,120	1,095
Walmart Inc.	4.300%	4/22/44	916	930
Walmart Inc.	3.625%	12/15/47	800	744
Walmart Inc.	4.050%	6/29/48	1,675	1,665
Western Union Co.	3.600%	3/15/22	1,100	1,094
Western Union Co.	6.200%	11/17/36	410	399

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Western Union Co.	6.200%	6/21/40	290	267
Consumer Noncyclical (1.7%)
Abbott Laboratories	2.800%	9/15/20	455	451
Abbott Laboratories	2.900%	11/30/21	2,700	2,671
Abbott Laboratories	2.550%	3/15/22	675	658
Abbott Laboratories	3.400%	11/30/23	1,225	1,218
Abbott Laboratories	2.950%	3/15/25	100	96
Abbott Laboratories	3.750%	11/30/26	1,352	1,335
Abbott Laboratories	4.750%	11/30/36	1,600	1,672
Abbott Laboratories	6.150%	11/30/37	425	515
Abbott Laboratories	6.000%	4/1/39	200	234
Abbott Laboratories	5.300%	5/27/40	310	337
Abbott Laboratories	4.750%	4/15/43	550	566
Abbott Laboratories	4.900%	11/30/46	3,025	3,180
AbbVie Inc.	2.500%	5/14/20	3,050	3,017
AbbVie Inc.	2.300%	5/14/21	1,600	1,560
AbbVie Inc.	3.375%	11/14/21	1,000	999
AbbVie Inc.	2.900%	11/6/22	2,625	2,546
AbbVie Inc.	3.200%	11/6/22	1,075	1,059
AbbVie Inc.	2.850%	5/14/23	1,025	984
AbbVie Inc.	3.750%	11/14/23	1,250	1,243
AbbVie Inc.	3.600%	5/14/25	3,170	3,045
AbbVie Inc.	3.200%	5/14/26	1,625	1,501
AbbVie Inc.	4.250%	11/14/28	1,650	1,606
AbbVie Inc.	4.500%	5/14/35	1,695	1,570
AbbVie Inc.	4.300%	5/14/36	825	748
AbbVie Inc.	4.400%	11/6/42	2,189	1,926
AbbVie Inc.	4.700%	5/14/45	2,507	2,277
AbbVie Inc.	4.450%	5/14/46	1,785	1,568
AbbVie Inc.	4.875%	11/14/48	900	842
Actavis Inc.	3.250%	10/1/22	1,450	1,414
Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	232
Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	376
Agilent Technologies Inc.	5.000%	7/15/20	275	282
Agilent Technologies Inc.	3.200%	10/1/22	1,000	977
Agilent Technologies Inc.	3.875%	7/15/23	400	402
Agilent Technologies Inc.	3.050%	9/22/26	450	421
AHS Hospital Corp.	5.024%	7/1/45	325	360
Allergan Finance LLC	4.625%	10/1/42	405	372
Allergan Funding SCS	3.000%	3/12/20	3,212	3,199
Allergan Funding SCS	3.450%	3/15/22	1,957	1,930
Allergan Funding SCS	3.850%	6/15/24	975	963
Allergan Funding SCS	3.800%	3/15/25	2,407	2,351
Allergan Funding SCS	4.550%	3/15/35	1,800	1,714
Allergan Funding SCS	4.850%	6/15/44	1,065	1,010
Allergan Inc.	3.375%	9/15/20	525	524
Allergan Inc.	2.800%	3/15/23	225	213
Altria Group Inc.	2.625%	1/14/20	1,125	1,115
Altria Group Inc.	4.750%	5/5/21	1,250	1,275
Altria Group Inc.	2.850%	8/9/22	2,300	2,209
Altria Group Inc.	2.950%	5/2/23	200	190
Altria Group Inc.	4.000%	1/31/24	1,300	1,278
Altria Group Inc.	2.625%	9/16/26	350	303
Altria Group Inc.	4.250%	8/9/42	785	635
Altria Group Inc.	4.500%	5/2/43	650	542
Altria Group Inc.	5.375%	1/31/44	1,325	1,239
Altria Group Inc.	3.875%	9/16/46	950	728
AmerisourceBergen Corp.	3.500%	11/15/21	850	850
AmerisourceBergen Corp.	3.400%	5/15/24	400	390
AmerisourceBergen Corp.	3.250%	3/1/25	325	310
AmerisourceBergen Corp.	3.450%	12/15/27	600	556
AmerisourceBergen Corp.	4.250%	3/1/45	400	343
AmerisourceBergen Corp.	4.300%	12/15/47	425	370

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	2.125%	5/1/20	620	612
	Amgen Inc.	2.200%	5/11/20	825	814
	Amgen Inc.	3.450%	10/1/20	275	276
	Amgen Inc.	4.100%	6/15/21	1,360	1,386
	Amgen Inc.	1.850%	8/19/21	500	482
	Amgen Inc.	3.875%	11/15/21	1,365	1,383
	Amgen Inc.	2.700%	5/1/22	225	219
	Amgen Inc.	2.650%	5/11/22	725	707
	Amgen Inc.	3.625%	5/15/22	625	625
	Amgen Inc.	2.250%	8/19/23	800	755
	Amgen Inc.	3.625%	5/22/24	1,150	1,145
	Amgen Inc.	3.125%	5/1/25	300	287
	Amgen Inc.	2.600%	8/19/26	1,845	1,677
	Amgen Inc.	4.950%	10/1/41	100	100
	Amgen Inc.	5.150%	11/15/41	775	801
	Amgen Inc.	4.400%	5/1/45	2,100	1,955
	Amgen Inc.	4.563%	6/15/48	1,306	1,255
	Amgen Inc.	4.663%	6/15/51	3,039	2,869
11	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	4,145	3,854
11	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	10,065	9,352
11	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	7,125	6,734
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	3,607	3,546
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	1,850	1,760
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	4,945	4,809
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	960	939
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	815
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	602
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	175	177
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	1,584	1,586
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	2,850	2,731
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	1,225	1,187
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	2,020	1,931
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,094
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	947
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,075	1,004
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,750	1,369
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	1,900	1,707
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,487	1,264
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	375	325
	Archer-Daniels-Midland Co.	4.479%	3/1/21	631	649
	Archer-Daniels-Midland Co.	3.375%	3/15/22	350	352
	Archer-Daniels-Midland Co.	2.500%	8/11/26	825	756
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	325
	Archer-Daniels-Midland Co.	4.535%	3/26/42	350	357
	Archer-Daniels-Midland Co.	4.016%	4/16/43	600	567
	Archer-Daniels-Midland Co.	3.750%	9/15/47	900	806
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	539
	Ascension Health	3.945%	11/15/46	650	628
6	Ascension Health	4.847%	11/15/53	250	273
	AstraZeneca plc	2.375%	11/16/20	1,300	1,277
	AstraZeneca plc	2.375%	6/12/22	900	864
	AstraZeneca plc	3.500%	8/17/23	650	642
	AstraZeneca plc	3.375%	11/16/25	1,625	1,570
	AstraZeneca plc	3.125%	6/12/27	775	722
	AstraZeneca plc	4.000%	1/17/29	675	669
	AstraZeneca plc	6.450%	9/15/37	1,705	2,042
	AstraZeneca plc	4.000%	9/18/42	150	135
	AstraZeneca plc	4.375%	11/16/45	1,175	1,113
	AstraZeneca plc	4.375%	8/17/48	850	807
	BAT Capital Corp.	2.297%	8/14/20	1,825	1,778
	BAT Capital Corp.	2.764%	8/15/22	1,950	1,843

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
BAT Capital Corp.	3.222%	8/15/24	2,025	1,865
BAT Capital Corp.	3.557%	8/15/27	2,825	2,507
BAT Capital Corp.	4.390%	8/15/37	2,450	2,013
BAT Capital Corp.	4.540%	8/15/47	2,000	1,603
Baxalta Inc.	2.875%	6/23/20	201	199
Baxalta Inc.	3.600%	6/23/22	97	97
Baxalta Inc.	4.000%	6/23/25	417	405
Baxalta Inc.	5.250%	6/23/45	265	272
Baxter International Inc.	1.700%	8/15/21	400	384
Baxter International Inc.	2.600%	8/15/26	400	365
Baxter International Inc.	3.500%	8/15/46	375	316
Baylor Scott & White Holdings	4.185%	11/15/45	400	395
Beam Suntory Inc.	3.250%	5/15/22	25	25
Beam Suntory Inc.	3.250%	6/15/23	50	48
Becton Dickinson & Co.	2.404%	6/5/20	800	788
Becton Dickinson & Co.	3.250%	11/12/20	1,500	1,494
Becton Dickinson & Co.	3.125%	11/8/21	440	433
Becton Dickinson & Co.	2.894%	6/6/22	1,475	1,428
Becton Dickinson & Co.	3.300%	3/1/23	225	221
Becton Dickinson & Co.	3.363%	6/6/24	1,000	957
Becton Dickinson & Co.	3.734%	12/15/24	1,386	1,337
Becton Dickinson & Co.	3.700%	6/6/27	2,075	1,962
Becton Dickinson & Co.	4.875%	5/15/44	175	166
Becton Dickinson & Co.	4.685%	12/15/44	1,200	1,140
Becton Dickinson & Co.	4.669%	6/6/47	1,100	1,036
Becton Dickinson and Co.	5.000%	11/12/40	245	240
Bio-Rad Laboratories Inc.	4.875%	12/15/20	325	334
Biogen Inc.	2.900%	9/15/20	1,460	1,450
Biogen Inc.	3.625%	9/15/22	1,125	1,128
Biogen Inc.	4.050%	9/15/25	1,225	1,215
Biogen Inc.	5.200%	9/15/45	1,545	1,589
Boston Children’s Hospital Corp. Revenue	4.115%	1/1/47	200	196
Boston Scientific Corp.	6.000%	1/15/20	575	589
Boston Scientific Corp.	3.375%	5/15/22	200	199
Boston Scientific Corp.	4.125%	10/1/23	125	128
Boston Scientific Corp.	3.850%	5/15/25	300	295
Boston Scientific Corp.	4.000%	3/1/28	825	799
Boston Scientific Corp.	7.000%	11/15/35	325	407
Boston Scientific Corp.	7.375%	1/15/40	225	291
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,200	1,153
Bristol-Myers Squibb Co.	3.250%	11/1/23	125	125
Bristol-Myers Squibb Co.	3.250%	8/1/42	140	123
Bristol-Myers Squibb Co.	4.500%	3/1/44	405	430
Brown-Forman Corp.	3.500%	4/15/25	350	347
Brown-Forman Corp.	4.500%	7/15/45	395	420
Bunge Ltd. Finance Corp.	3.000%	9/25/22	475	454
Bunge Ltd. Finance Corp.	4.350%	3/15/24	600	593
Bunge Ltd. Finance Corp.	3.250%	8/15/26	650	564
Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	442
Campbell Soup Co.	3.300%	3/15/21	500	497
Campbell Soup Co.	3.650%	3/15/23	1,475	1,435
Campbell Soup Co.	3.950%	3/15/25	950	908
Campbell Soup Co.	3.300%	3/19/25	700	633
Campbell Soup Co.	4.150%	3/15/28	1,000	931
Campbell Soup Co.	3.800%	8/2/42	200	146
Campbell Soup Co.	4.800%	3/15/48	675	573
Cardinal Health Inc.	4.625%	12/15/20	590	600
Cardinal Health Inc.	2.616%	6/15/22	975	939
Cardinal Health Inc.	3.200%	3/15/23	325	317
Cardinal Health Inc.	3.079%	6/15/24	400	374
Cardinal Health Inc.	3.750%	9/15/25	225	218
Cardinal Health Inc.	3.410%	6/15/27	885	805
Cardinal Health Inc.	4.600%	3/15/43	300	259
Cardinal Health Inc.	4.500%	11/15/44	250	213

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cardinal Health Inc.	4.900%	9/15/45	450	408
	Cardinal Health Inc.	4.368%	6/15/47	500	422
	Catholic Health Initiatives Colorado GO	2.950%	11/1/22	200	194
6	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	589
	Celgene Corp.	2.875%	8/15/20	1,225	1,212
	Celgene Corp.	3.950%	10/15/20	800	807
	Celgene Corp.	2.875%	2/19/21	525	518
	Celgene Corp.	2.250%	8/15/21	300	290
	Celgene Corp.	3.250%	8/15/22	750	735
	Celgene Corp.	3.550%	8/15/22	625	619
	Celgene Corp.	2.750%	2/15/23	575	551
	Celgene Corp.	3.250%	2/20/23	700	684
	Celgene Corp.	4.000%	8/15/23	450	451
	Celgene Corp.	3.625%	5/15/24	975	952
	Celgene Corp.	3.875%	8/15/25	2,195	2,114
	Celgene Corp.	3.450%	11/15/27	395	358
	Celgene Corp.	3.900%	2/20/28	1,100	1,030
	Celgene Corp.	5.700%	10/15/40	75	78
	Celgene Corp.	5.250%	8/15/43	850	827
	Celgene Corp.	4.625%	5/15/44	650	575
	Celgene Corp.	5.000%	8/15/45	1,600	1,480
	Celgene Corp.	4.350%	11/15/47	1,000	834
	Celgene Corp.	4.550%	2/20/48	1,250	1,089
	Children’s Hospital Medical Center Ohio GO	4.268%	5/15/44	150	153
	CHRISTUS Health	4.341%	7/1/28	425	432
	Church & Dwight Co. Inc.	2.450%	8/1/22	100	96
	Church & Dwight Co. Inc.	3.150%	8/1/27	325	303
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	294
	City of Hope	5.623%	11/15/43	250	288
	City of Hope	4.378%	8/15/48	500	485
	Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	325	333
	Clorox Co.	3.800%	11/15/21	1,125	1,140
	Clorox Co.	3.500%	12/15/24	600	597
	Clorox Co.	3.100%	10/1/27	150	141
	Clorox Co.	3.900%	5/15/28	100	100
	Coca-Cola Co.	1.875%	10/27/20	750	736
	Coca-Cola Co.	2.450%	11/1/20	800	793
	Coca-Cola Co.	3.150%	11/15/20	1,052	1,055
	Coca-Cola Co.	1.550%	9/1/21	800	773
	Coca-Cola Co.	3.300%	9/1/21	1,210	1,223
	Coca-Cola Co.	2.200%	5/25/22	400	388
	Coca-Cola Co.	3.200%	11/1/23	1,650	1,653
	Coca-Cola Co.	2.875%	10/27/25	1,225	1,180
	Coca-Cola Co.	2.550%	6/1/26	325	305
	Coca-Cola Co.	2.250%	9/1/26	1,000	914
	Coca-Cola Co.	2.900%	5/25/27	400	382
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	345
	Coca-Cola European Partners plc	3.500%	9/15/20	600	599
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	375	381
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,200
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	701
	Colgate-Palmolive Co.	2.450%	11/15/21	340	334
	Colgate-Palmolive Co.	1.950%	2/1/23	500	477
	Colgate-Palmolive Co.	2.100%	5/1/23	275	263
	Colgate-Palmolive Co.	3.250%	3/15/24	375	376
	Colgate-Palmolive Co.	4.000%	8/15/45	450	450
	Colgate-Palmolive Co.	3.700%	8/1/47	350	334
	Conagra Brands Inc.	3.800%	10/22/21	200	200
	Conagra Brands Inc.	3.250%	9/15/22	750	728
	Conagra Brands Inc.	3.200%	1/25/23	683	661
	Conagra Brands Inc.	4.300%	5/1/24	625	620
	Conagra Brands Inc.	4.600%	11/1/25	150	152
	Conagra Brands Inc.	7.000%	10/1/28	100	114
	Conagra Brands Inc.	4.850%	11/1/28	1,025	1,005

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conagra Brands Inc.	8.250%	9/15/30	250	320
Conagra Brands Inc.	5.300%	11/1/38	825	778
Conagra Brands Inc.	5.400%	11/1/48	825	756
Constellation Brands Inc.	2.250%	11/6/20	400	391
Constellation Brands Inc.	3.750%	5/1/21	350	353
Constellation Brands Inc.	2.700%	5/9/22	2,175	2,090
Constellation Brands Inc.	2.650%	11/7/22	1,150	1,097
Constellation Brands Inc.	3.200%	2/15/23	750	727
Constellation Brands Inc.	4.250%	5/1/23	900	909
Constellation Brands Inc.	4.750%	11/15/24	375	387
Constellation Brands Inc.	4.400%	11/15/25	400	404
Constellation Brands Inc.	4.750%	12/1/25	500	510
Constellation Brands Inc.	3.700%	12/6/26	550	519
Constellation Brands Inc.	3.500%	5/9/27	450	422
Constellation Brands Inc.	3.600%	2/15/28	800	736
Constellation Brands Inc.	4.650%	11/15/28	375	375
Constellation Brands Inc.	4.500%	5/9/47	375	344
Constellation Brands Inc.	4.100%	2/15/48	525	441
Constellation Brands Inc.	5.250%	11/15/48	400	402
Covidien International Finance SA	4.200%	6/15/20	400	406
Covidien International Finance SA	3.200%	6/15/22	1,500	1,496
Covidien International Finance SA	2.950%	6/15/23	250	245
CVS Health Corp.	3.125%	3/9/20	1,675	1,673
CVS Health Corp.	2.800%	7/20/20	500	495
CVS Health Corp.	3.350%	3/9/21	2,500	2,489
CVS Health Corp.	2.125%	6/1/21	1,700	1,640
CVS Health Corp.	3.500%	7/20/22	2,975	2,949
CVS Health Corp.	2.750%	12/1/22	975	931
CVS Health Corp.	4.750%	12/1/22	775	796
CVS Health Corp.	3.700%	3/9/23	3,315	3,277
CVS Health Corp.	4.000%	12/5/23	100	100
CVS Health Corp.	3.375%	8/12/24	660	630
CVS Health Corp.	4.100%	3/25/25	3,835	3,801
CVS Health Corp.	3.875%	7/20/25	2,957	2,870
CVS Health Corp.	2.875%	6/1/26	1,450	1,316
CVS Health Corp.	4.300%	3/25/28	7,215	7,061
CVS Health Corp.	4.875%	7/20/35	525	505
CVS Health Corp.	4.780%	3/25/38	3,325	3,175
CVS Health Corp.	6.125%	9/15/39	375	402
CVS Health Corp.	5.300%	12/5/43	650	658
CVS Health Corp.	5.125%	7/20/45	2,775	2,723
CVS Health Corp.	5.050%	3/25/48	6,225	6,066
Danaher Corp.	2.400%	9/15/20	400	395
Danaher Corp.	3.350%	9/15/25	500	490
Danaher Corp.	4.375%	9/15/45	375	391
Dartmouth-Hitchcock Health	4.178%	8/1/48	300	292
Delhaize America LLC	9.000%	4/15/31	475	646
Diageo Capital plc	4.828%	7/15/20	500	513
Diageo Capital plc	2.625%	4/29/23	2,000	1,938
Diageo Capital plc	5.875%	9/30/36	250	301
Diageo Capital plc	3.875%	4/29/43	25	25
Diageo Investment Corp.	2.875%	5/11/22	875	865
Diageo Investment Corp.	7.450%	4/15/35	325	449
Diageo Investment Corp.	4.250%	5/11/42	650	661
Dignity Health California GO	3.125%	11/1/22	150	149
Dignity Health California GO	3.812%	11/1/24	100	100
Dignity Health California GO	4.500%	11/1/42	550	528
Dignity Health California GO	5.267%	11/1/64	225	223
Duke University Health System Inc.	3.920%	6/1/47	450	441
Edwards Lifesciences Corp.	4.300%	6/15/28	375	376
Eli Lilly & Co.	2.350%	5/15/22	200	196
Eli Lilly & Co.	2.750%	6/1/25	805	771
Eli Lilly & Co.	3.100%	5/15/27	500	483
Eli Lilly & Co.	3.700%	3/1/45	1,200	1,112

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Estee Lauder Cos. Inc.	1.800%	2/7/20	700	691
Estee Lauder Cos. Inc.	1.700%	5/10/21	400	388
Estee Lauder Cos. Inc.	3.150%	3/15/27	400	385
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	186
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	389
Estee Lauder Cos. Inc.	4.150%	3/15/47	675	671
Express Scripts Holding Co.	2.600%	11/30/20	1,500	1,471
Express Scripts Holding Co.	3.300%	2/25/21	675	671
Express Scripts Holding Co.	4.750%	11/15/21	975	1,002
Express Scripts Holding Co.	3.900%	2/15/22	2,175	2,174
Express Scripts Holding Co.	3.050%	11/30/22	500	484
Express Scripts Holding Co.	3.000%	7/15/23	1,375	1,320
Express Scripts Holding Co.	4.500%	2/25/26	1,230	1,238
Express Scripts Holding Co.	3.400%	3/1/27	1,350	1,249
Express Scripts Holding Co.	6.125%	11/15/41	334	379
Express Scripts Holding Co.	4.800%	7/15/46	1,025	987
Flowers Foods Inc.	4.375%	4/1/22	350	354
Flowers Foods Inc.	3.500%	10/1/26	350	333
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	526
Genentech Inc.	5.250%	7/15/35	200	229
General Mills Inc.	3.150%	12/15/21	775	770
General Mills Inc.	2.600%	10/12/22	450	432
General Mills Inc.	3.700%	10/17/23	2,250	2,238
General Mills Inc.	3.650%	2/15/24	325	320
General Mills Inc.	3.200%	2/10/27	375	340
General Mills Inc.	4.200%	4/17/28	1,150	1,128
General Mills Inc.	4.550%	4/17/38	400	364
General Mills Inc.	5.400%	6/15/40	345	344
General Mills Inc.	4.700%	4/17/48	850	768
Gilead Sciences Inc.	2.350%	2/1/20	600	594
Gilead Sciences Inc.	2.550%	9/1/20	1,625	1,612
Gilead Sciences Inc.	4.500%	4/1/21	775	796
Gilead Sciences Inc.	4.400%	12/1/21	3,002	3,098
Gilead Sciences Inc.	3.250%	9/1/22	625	622
Gilead Sciences Inc.	2.500%	9/1/23	1,025	983
Gilead Sciences Inc.	3.700%	4/1/24	1,600	1,589
Gilead Sciences Inc.	3.500%	2/1/25	1,145	1,114
Gilead Sciences Inc.	3.650%	3/1/26	4,215	4,135
Gilead Sciences Inc.	2.950%	3/1/27	175	163
Gilead Sciences Inc.	4.600%	9/1/35	850	854
Gilead Sciences Inc.	5.650%	12/1/41	850	935
Gilead Sciences Inc.	4.800%	4/1/44	1,400	1,411
Gilead Sciences Inc.	4.500%	2/1/45	1,025	982
Gilead Sciences Inc.	4.750%	3/1/46	1,325	1,320
Gilead Sciences Inc.	4.150%	3/1/47	1,925	1,776
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	73
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	1,050	1,052
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,350	1,357
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1,750	1,776
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,295	2,909
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	301
GlaxoSmithKline Capital plc	3.125%	5/14/21	1,700	1,700
GlaxoSmithKline Capital plc	2.850%	5/8/22	450	444
Hackensack Meridian Health Inc.	4.211%	7/1/48	500	499
Hackensack Meridian Health Inc.	4.500%	7/1/57	225	238
Hasbro Inc.	3.150%	5/15/21	200	199
Hasbro Inc.	6.350%	3/15/40	400	421
Hasbro Inc.	5.100%	5/15/44	350	314
Hershey Co.	2.900%	5/15/20	300	299
Hershey Co.	4.125%	12/1/20	215	219
Hershey Co.	3.100%	5/15/21	400	401
Hershey Co.	2.625%	5/1/23	250	243
Hershey Co.	3.375%	5/15/23	825	829
Hershey Co.	3.200%	8/21/25	245	241

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hershey Co.	2.300%	8/15/26	425	388
	Hillshire Brands Co.	4.100%	9/15/20	175	176
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	499
	Ingredion Inc.	4.625%	11/1/20	50	51
	Ingredion Inc.	3.200%	10/1/26	400	371
	JM Smucker Co.	2.500%	3/15/20	325	322
	JM Smucker Co.	3.500%	10/15/21	735	738
	JM Smucker Co.	3.000%	3/15/22	250	246
	JM Smucker Co.	3.500%	3/15/25	700	672
	JM Smucker Co.	3.375%	12/15/27	500	463
	JM Smucker Co.	4.250%	3/15/35	400	367
	JM Smucker Co.	4.375%	3/15/45	650	578
	Johns Hopkins Health System Corp.	3.837%	5/15/46	350	342
	Johnson & Johnson	2.950%	9/1/20	400	400
	Johnson & Johnson	1.950%	11/10/20	400	394
	Johnson & Johnson	1.650%	3/1/21	750	731
	Johnson & Johnson	2.450%	12/5/21	200	198
	Johnson & Johnson	2.250%	3/3/22	1,425	1,396
	Johnson & Johnson	2.050%	3/1/23	500	483
	Johnson & Johnson	6.730%	11/15/23	245	281
	Johnson & Johnson	3.375%	12/5/23	650	661
	Johnson & Johnson	2.625%	1/15/25	600	577
	Johnson & Johnson	2.450%	3/1/26	1,600	1,503
	Johnson & Johnson	2.950%	3/3/27	875	840
	Johnson & Johnson	2.900%	1/15/28	800	763
	Johnson & Johnson	6.950%	9/1/29	975	1,280
	Johnson & Johnson	4.950%	5/15/33	550	621
	Johnson & Johnson	4.375%	12/5/33	700	746
	Johnson & Johnson	3.550%	3/1/36	350	331
	Johnson & Johnson	3.625%	3/3/37	1,250	1,203
	Johnson & Johnson	5.950%	8/15/37	645	804
	Johnson & Johnson	3.400%	1/15/38	800	744
	Johnson & Johnson	5.850%	7/15/38	325	409
	Johnson & Johnson	4.500%	9/1/40	419	446
	Johnson & Johnson	4.500%	12/5/43	550	592
	Johnson & Johnson	3.700%	3/1/46	1,675	1,588
	Johnson & Johnson	3.750%	3/3/47	975	933
	Johnson & Johnson	3.500%	1/15/48	900	828
	Kaiser Foundation Hospitals	3.500%	4/1/22	175	174
	Kaiser Foundation Hospitals	3.150%	5/1/27	475	456
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,037
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	668
	Kellogg Co.	4.000%	12/15/20	570	578
	Kellogg Co.	3.250%	5/14/21	325	322
	Kellogg Co.	2.650%	12/1/23	250	236
	Kellogg Co.	3.250%	4/1/26	950	887
	Kellogg Co.	3.400%	11/15/27	950	879
	Kellogg Co.	4.300%	5/15/28	375	372
	Kellogg Co.	7.450%	4/1/31	200	250
	Kellogg Co.	4.500%	4/1/46	625	566
11	Keurig Dr Pepper Inc.	3.551%	5/25/21	850	847
11	Keurig Dr Pepper Inc.	4.057%	5/25/23	1,900	1,892
	Keurig Dr Pepper Inc.	3.130%	12/15/23	1,350	1,278
11	Keurig Dr Pepper Inc.	4.417%	5/25/25	850	846
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	233
	Keurig Dr Pepper Inc.	2.550%	9/15/26	275	238
	Keurig Dr Pepper Inc.	3.430%	6/15/27	475	434
11	Keurig Dr Pepper Inc.	4.597%	5/25/28	1,250	1,235
	Keurig Dr Pepper Inc.	7.450%	5/1/38	41	52
11	Keurig Dr Pepper Inc.	4.985%	5/25/38	425	414
	Keurig Dr Pepper Inc.	4.500%	11/15/45	575	505
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	281
11	Keurig Dr Pepper Inc.	5.085%	5/25/48	625	598
	Kimberly-Clark Corp.	1.850%	3/1/20	1,103	1,084

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimberly-Clark Corp.	3.625%	8/1/20	250	252
	Kimberly-Clark Corp.	3.875%	3/1/21	560	566
	Kimberly-Clark Corp.	2.400%	3/1/22	250	243
	Kimberly-Clark Corp.	2.400%	6/1/23	150	144
	Kimberly-Clark Corp.	3.050%	8/15/25	100	97
	Kimberly-Clark Corp.	2.750%	2/15/26	350	331
	Kimberly-Clark Corp.	3.950%	11/1/28	375	390
	Kimberly-Clark Corp.	5.300%	3/1/41	700	807
	Kimberly-Clark Corp.	3.700%	6/1/43	175	162
	Kimberly-Clark Corp.	3.200%	7/30/46	600	520
	Kimberly-Clark Corp.	3.900%	5/4/47	100	97
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	165
	Koninklijke Philips NV	6.875%	3/11/38	300	379
	Koninklijke Philips NV	5.000%	3/15/42	535	578
	Kraft Foods Group Inc.	5.375%	2/10/20	78	79
	Kraft Foods Group Inc.	6.875%	1/26/39	825	944
	Kraft Foods Group Inc.	6.500%	2/9/40	600	632
	Kraft Foods Group Inc.	5.000%	6/4/42	1,755	1,594
	Kraft Heinz Foods Co.	2.800%	7/2/20	2,500	2,479
	Kraft Heinz Foods Co.	3.500%	7/15/22	720	710
	Kraft Heinz Foods Co.	4.000%	6/15/23	1,200	1,194
	Kraft Heinz Foods Co.	3.950%	7/15/25	1,625	1,569
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,625	1,449
	Kraft Heinz Foods Co.	4.625%	1/30/29	1,025	1,013
	Kraft Heinz Foods Co.	5.000%	7/15/35	825	773
	Kraft Heinz Foods Co.	5.200%	7/15/45	1,375	1,243
	Kraft Heinz Foods Co.	4.375%	6/1/46	2,275	1,891
	Kroger Co.	6.150%	1/15/20	1,010	1,041
	Kroger Co.	3.300%	1/15/21	700	696
	Kroger Co.	2.600%	2/1/21	200	196
	Kroger Co.	2.950%	11/1/21	2,335	2,304
	Kroger Co.	3.850%	8/1/23	325	325
	Kroger Co.	4.000%	2/1/24	400	401
	Kroger Co.	2.650%	10/15/26	375	333
	Kroger Co.	3.700%	8/1/27	100	94
	Kroger Co.	7.700%	6/1/29	200	243
	Kroger Co.	8.000%	9/15/29	750	926
	Kroger Co.	6.900%	4/15/38	350	411
	Kroger Co.	5.400%	7/15/40	200	199
	Kroger Co.	5.150%	8/1/43	350	337
	Kroger Co.	3.875%	10/15/46	325	260
	Kroger Co.	4.450%	2/1/47	850	747
	Kroger Co.	4.650%	1/15/48	425	385
	Laboratory Corp. of America Holdings	2.625%	2/1/20	250	248
	Laboratory Corp. of America Holdings	3.200%	2/1/22	375	372
	Laboratory Corp. of America Holdings	3.750%	8/23/22	225	225
	Laboratory Corp. of America Holdings	3.250%	9/1/24	500	475
	Laboratory Corp. of America Holdings	3.600%	2/1/25	825	789
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	430
	Laboratory Corp. of America Holdings	4.700%	2/1/45	750	697
	Life Technologies Corp.	6.000%	3/1/20	485	498
	Life Technologies Corp.	5.000%	1/15/21	375	384
6	Mayo Clinic	3.774%	11/15/43	625	611
6	Mayo Clinic	4.000%	11/15/47	150	151
6	Mayo Clinic	4.128%	11/15/52	125	126
	McCormick & Co. Inc.	3.900%	7/15/21	100	101
	McCormick & Co. Inc.	3.150%	8/15/24	600	576
	McCormick & Co. Inc.	3.400%	8/15/27	600	568
	McKesson Corp.	3.650%	11/30/20	725	728
	McKesson Corp.	2.700%	12/15/22	2,370	2,257
	McKesson Corp.	3.796%	3/15/24	100	98
	McKesson Corp.	3.950%	2/16/28	150	144
	Mead Johnson Nutrition Co.	3.000%	11/15/20	500	498
	Mead Johnson Nutrition Co.	4.125%	11/15/25	475	485

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mead Johnson Nutrition Co.	5.900%	11/1/39	390	466
	Mead Johnson Nutrition Co.	4.600%	6/1/44	325	334
	Medco Health Solutions Inc.	4.125%	9/15/20	410	414
	Medtronic Global Holdings SCA	3.350%	4/1/27	200	196
	Medtronic Inc.	2.500%	3/15/20	2,206	2,195
	Medtronic Inc.	4.125%	3/15/21	410	417
	Medtronic Inc.	3.125%	3/15/22	1,475	1,460
	Medtronic Inc.	3.150%	3/15/22	1,725	1,716
	Medtronic Inc.	3.625%	3/15/24	850	858
	Medtronic Inc.	3.500%	3/15/25	3,285	3,271
	Medtronic Inc.	4.375%	3/15/35	1,992	2,043
	Medtronic Inc.	5.550%	3/15/40	275	324
	Medtronic Inc.	4.500%	3/15/42	1,413	1,441
	Medtronic Inc.	4.625%	3/15/45	3,300	3,455
	Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	100	114
	Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	450	452
	Memorial Sloan-Kettering Cancer Center New York GO	4.200%	7/1/55	150	154
	Merck & Co. Inc.	1.850%	2/10/20	1,325	1,313
	Merck & Co. Inc.	3.875%	1/15/21	625	637
	Merck & Co. Inc.	2.350%	2/10/22	100	98
	Merck & Co. Inc.	2.400%	9/15/22	925	902
	Merck & Co. Inc.	2.800%	5/18/23	2,000	1,970
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,175
	Merck & Co. Inc.	6.500%	12/1/33	525	684
	Merck & Co. Inc.	3.600%	9/15/42	375	354
	Merck & Co. Inc.	4.150%	5/18/43	805	814
	Merck & Co. Inc.	3.700%	2/10/45	1,795	1,721
	Mercy Health	4.302%	7/1/28	175	179
	Molson Coors Brewing Co.	2.250%	3/15/20	525	518
	Molson Coors Brewing Co.	2.100%	7/15/21	775	745
	Molson Coors Brewing Co.	3.500%	5/1/22	75	74
	Molson Coors Brewing Co.	3.000%	7/15/26	1,650	1,460
	Molson Coors Brewing Co.	5.000%	5/1/42	700	657
	Molson Coors Brewing Co.	4.200%	7/15/46	1,710	1,423
	Mondelez International Inc.	4.625%	5/7/48	250	239
6	Montefiore Obligated Group	5.246%	11/1/48	500	485
6	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	189
	Mylan Inc.	4.200%	11/29/23	925	902
11	Mylan Inc.	4.550%	4/15/28	575	537
	Mylan Inc.	5.400%	11/29/43	550	474
11	Mylan Inc.	5.200%	4/15/48	600	507
	Mylan NV	3.150%	6/15/21	975	957
	Mylan NV	3.950%	6/15/26	1,000	907
	Mylan NV	5.250%	6/15/46	775	640
	New York & Presbyterian Hospital	4.024%	8/1/45	480	472
	New York & Presbyterian Hospital	4.063%	8/1/56	425	419
	Newell Brands Inc.	3.850%	4/1/23	2,435	2,371
	Newell Brands Inc.	4.000%	12/1/24	400	395
	Newell Brands Inc.	4.200%	4/1/26	1,525	1,495
	Newell Brands Inc.	5.375%	4/1/36	712	685
	Newell Brands Inc.	5.500%	4/1/46	435	410
	Northwell Healthcare Inc.	3.979%	11/1/46	525	478
	Northwell Healthcare Inc.	4.260%	11/1/47	850	809
	Novartis Capital Corp.	1.800%	2/14/20	1,500	1,482
	Novartis Capital Corp.	4.400%	4/24/20	725	739
	Novartis Capital Corp.	2.400%	5/17/22	1,500	1,462
	Novartis Capital Corp.	2.400%	9/21/22	1,150	1,119
	Novartis Capital Corp.	3.400%	5/6/24	1,000	1,002
	Novartis Capital Corp.	3.000%	11/20/25	900	871
	Novartis Capital Corp.	3.100%	5/17/27	900	872
	Novartis Capital Corp.	3.700%	9/21/42	525	505
	Novartis Capital Corp.	4.400%	5/6/44	1,600	1,700
	Novartis Capital Corp.	4.000%	11/20/45	1,025	1,034
	NYU Hospitals Center	4.784%	7/1/44	325	343

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	NYU Hospitals Center	4.368%	7/1/47	425	431
	Orlando Health Obligated Group	4.089%	10/1/48	225	215
	Partners Healthcare System Inc.	3.765%	7/1/48	150	139
	Partners Healthcare System Inc.	4.117%	7/1/55	275	266
	PeaceHealth Obligated Group	4.787%	11/15/48	300	316
	PepsiCo Inc.	1.850%	4/30/20	1,475	1,454
	PepsiCo Inc.	2.150%	10/14/20	1,075	1,060
	PepsiCo Inc.	3.125%	11/1/20	30	30
	PepsiCo Inc.	2.000%	4/15/21	100	98
	PepsiCo Inc.	3.000%	8/25/21	1,070	1,069
	PepsiCo Inc.	1.700%	10/6/21	300	290
	PepsiCo Inc.	2.750%	3/5/22	1,650	1,635
	PepsiCo Inc.	2.250%	5/2/22	275	267
	PepsiCo Inc.	2.750%	3/1/23	1,000	984
	PepsiCo Inc.	3.600%	3/1/24	600	609
	PepsiCo Inc.	2.750%	4/30/25	1,725	1,649
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,428
	PepsiCo Inc.	2.375%	10/6/26	575	526
	PepsiCo Inc.	3.000%	10/15/27	1,800	1,720
	PepsiCo Inc.	4.000%	3/5/42	541	533
	PepsiCo Inc.	3.600%	8/13/42	725	669
	PepsiCo Inc.	4.250%	10/22/44	875	885
	PepsiCo Inc.	4.600%	7/17/45	435	469
	PepsiCo Inc.	4.450%	4/14/46	1,075	1,125
	PepsiCo Inc.	3.450%	10/6/46	850	768
	PepsiCo Inc.	4.000%	5/2/47	775	756
	PerkinElmer Inc.	5.000%	11/15/21	615	635
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	811	779
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	560
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	342
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	1,148	999
	Pfizer Inc.	1.950%	6/3/21	900	881
	Pfizer Inc.	3.000%	9/15/21	600	602
	Pfizer Inc.	2.200%	12/15/21	825	809
	Pfizer Inc.	3.000%	6/15/23	1,896	1,882
	Pfizer Inc.	3.200%	9/15/23	475	476
	Pfizer Inc.	3.400%	5/15/24	200	201
	Pfizer Inc.	2.750%	6/3/26	800	758
	Pfizer Inc.	3.000%	12/15/26	2,350	2,265
	Pfizer Inc.	3.600%	9/15/28	600	601
	Pfizer Inc.	4.000%	12/15/36	1,050	1,040
	Pfizer Inc.	4.100%	9/15/38	600	605
	Pfizer Inc.	7.200%	3/15/39	1,015	1,416
	Pfizer Inc.	4.300%	6/15/43	750	767
	Pfizer Inc.	4.400%	5/15/44	925	965
	Pfizer Inc.	4.125%	12/15/46	1,175	1,183
	Pfizer Inc.	4.200%	9/15/48	875	886
	Philip Morris International Inc.	2.000%	2/21/20	725	716
	Philip Morris International Inc.	1.875%	2/25/21	475	461
	Philip Morris International Inc.	4.125%	5/17/21	195	199
	Philip Morris International Inc.	2.375%	8/17/22	550	529
	Philip Morris International Inc.	2.500%	11/2/22	1,600	1,538
	Philip Morris International Inc.	2.625%	3/6/23	550	525
	Philip Morris International Inc.	2.125%	5/10/23	450	420
	Philip Morris International Inc.	3.600%	11/15/23	1,300	1,291
	Philip Morris International Inc.	3.250%	11/10/24	875	847
	Philip Morris International Inc.	3.375%	8/11/25	675	656
	Philip Morris International Inc.	2.750%	2/25/26	1,205	1,112
	Philip Morris International Inc.	3.125%	8/17/27	425	399
	Philip Morris International Inc.	3.125%	3/2/28	400	375
	Philip Morris International Inc.	6.375%	5/16/38	575	663
	Philip Morris International Inc.	4.375%	11/15/41	1,175	1,078
	Philip Morris International Inc.	4.500%	3/20/42	575	540
	Philip Morris International Inc.	3.875%	8/21/42	75	64

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	4.125%	3/4/43	850	760
	Philip Morris International Inc.	4.875%	11/15/43	1,100	1,083
	Philip Morris International Inc.	4.250%	11/10/44	1,050	959
6	Procter & Gamble - Esop	9.360%	1/1/21	320	346
	Procter & Gamble Co.	1.900%	10/23/20	675	664
	Procter & Gamble Co.	1.850%	2/2/21	400	392
	Procter & Gamble Co.	1.700%	11/3/21	1,000	969
	Procter & Gamble Co.	3.100%	8/15/23	1,025	1,031
	Procter & Gamble Co.	2.700%	2/2/26	400	383
	Procter & Gamble Co.	2.450%	11/3/26	700	653
	Procter & Gamble Co.	3.500%	10/25/47	750	708
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	125	117
6	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	304
6	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	381
	Quest Diagnostics Inc.	2.500%	3/30/20	160	159
	Quest Diagnostics Inc.	4.250%	4/1/24	300	308
	Quest Diagnostics Inc.	3.500%	3/30/25	250	243
	Quest Diagnostics Inc.	3.450%	6/1/26	425	408
	Quest Diagnostics Inc.	5.750%	1/30/40	61	66
	Quest Diagnostics Inc.	4.700%	3/30/45	200	189
	Reynolds American Inc.	3.250%	6/12/20	825	820
	Reynolds American Inc.	4.000%	6/12/22	600	593
	Reynolds American Inc.	4.850%	9/15/23	250	254
	Reynolds American Inc.	4.450%	6/12/25	2,531	2,415
	Reynolds American Inc.	5.700%	8/15/35	650	651
	Reynolds American Inc.	8.125%	5/1/40	400	479
	Reynolds American Inc.	7.000%	8/4/41	150	160
	Reynolds American Inc.	5.850%	8/15/45	1,785	1,664
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	326
	Sanofi	4.000%	3/29/21	1,360	1,389
	Sanofi	3.375%	6/19/23	1,050	1,055
	Sanofi	3.625%	6/19/28	1,000	1,005
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	2,650	2,567
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,350	2,229
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,335	2,118
	SSM Health Care Corp.	3.688%	6/1/23	725	726
	SSM Health Care Corp.	3.823%	6/1/27	375	371
	Stanford Health Care	3.795%	11/15/48	450	433
	Stryker Corp.	2.625%	3/15/21	625	617
	Stryker Corp.	3.375%	5/15/24	1,000	978
	Stryker Corp.	3.375%	11/1/25	500	481
	Stryker Corp.	3.500%	3/15/26	890	853
	Stryker Corp.	3.650%	3/7/28	450	433
	Stryker Corp.	4.375%	5/15/44	275	265
	Stryker Corp.	4.625%	3/15/46	780	775
	Sutter Health	3.695%	8/15/28	300	301
	Sutter Health	4.091%	8/15/48	375	360
	Sysco Corp.	2.600%	10/1/20	425	419
	Sysco Corp.	2.500%	7/15/21	300	293
	Sysco Corp.	2.600%	6/12/22	346	333
	Sysco Corp.	3.750%	10/1/25	425	414
	Sysco Corp.	3.300%	7/15/26	975	921
	Sysco Corp.	3.250%	7/15/27	2,125	1,969
	Sysco Corp.	4.850%	10/1/45	125	125
	Sysco Corp.	4.500%	4/1/46	550	522
	Sysco Corp.	4.450%	3/15/48	425	405
11	Takeda Pharmaceutical Co. Ltd.	3.800%	11/26/20	600	603
11	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	850	860
11	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	850	861
11	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	400	409
6	Texas Health Resources	4.330%	11/15/55	100	104
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	509
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	700	699
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	594

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,514
Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	460
Thermo Fisher Scientific Inc.	3.650%	12/15/25	300	295
Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	739
Thermo Fisher Scientific Inc.	3.200%	8/15/27	650	600
Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	387
Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	369
Toledo Hospital	5.325%	11/15/28	275	280
Trinity Health Corp.	4.125%	12/1/45	450	431
Tupperware Brands Corp.	4.750%	6/1/21	430	437
Tyson Foods Inc.	2.250%	8/23/21	50	48
Tyson Foods Inc.	4.500%	6/15/22	725	742
Tyson Foods Inc.	3.900%	9/28/23	475	473
Tyson Foods Inc.	3.950%	8/15/24	1,125	1,116
Tyson Foods Inc.	3.550%	6/2/27	1,025	954
Tyson Foods Inc.	4.875%	8/15/34	750	715
Tyson Foods Inc.	5.150%	8/15/44	350	335
Tyson Foods Inc.	4.550%	6/2/47	450	396
Tyson Foods Inc.	5.100%	9/28/48	450	434
Unilever Capital Corp.	2.100%	7/30/20	725	714
Unilever Capital Corp.	4.250%	2/10/21	805	826
Unilever Capital Corp.	2.750%	3/22/21	500	497
Unilever Capital Corp.	1.375%	7/28/21	400	382
Unilever Capital Corp.	3.000%	3/7/22	450	448
Unilever Capital Corp.	3.250%	3/7/24	2,600	2,597
Unilever Capital Corp.	2.600%	5/5/24	875	840
Unilever Capital Corp.	3.100%	7/30/25	550	536
Unilever Capital Corp.	2.000%	7/28/26	550	493
Unilever Capital Corp.	3.500%	3/22/28	1,250	1,231
Whirlpool Corp.	4.850%	6/15/21	200	204
Whirlpool Corp.	4.700%	6/1/22	775	793
Whirlpool Corp.	4.000%	3/1/24	275	272
Whirlpool Corp.	3.700%	5/1/25	400	386
Whirlpool Corp.	4.500%	6/1/46	488	400
Wyeth LLC	7.250%	3/1/23	350	404
Wyeth LLC	6.450%	2/1/24	1,405	1,599
Wyeth LLC	6.500%	2/1/34	500	623
Wyeth LLC	6.000%	2/15/36	410	503
Wyeth LLC	5.950%	4/1/37	1,655	1,985
Zeneca Wilmington Inc.	7.000%	11/15/23	600	688
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	1,950	1,924
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	770	767
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	633
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	225	221
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,375	1,295
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	213
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	430	389
Zoetis Inc.	3.450%	11/13/20	325	325
Zoetis Inc.	3.250%	8/20/21	250	249
Zoetis Inc.	3.250%	2/1/23	1,475	1,447
Zoetis Inc.	4.500%	11/13/25	350	358
Zoetis Inc.	3.000%	9/12/27	700	646
Zoetis Inc.	3.900%	8/20/28	300	295
Zoetis Inc.	4.700%	2/1/43	825	839
Zoetis Inc.	3.950%	9/12/47	450	415
Zoetis Inc.	4.450%	8/20/48	325	316
Energy (1.0%)
Anadarko Finance Co.	7.500%	5/1/31	500	577
Anadarko Petroleum Corp.	4.850%	3/15/21	160	164
Anadarko Petroleum Corp.	5.550%	3/15/26	2,050	2,148
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,070
Anadarko Petroleum Corp.	7.950%	6/15/39	125	152
Anadarko Petroleum Corp.	6.200%	3/15/40	450	467

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anadarko Petroleum Corp.	4.500%	7/15/44	1,325	1,143
Anadarko Petroleum Corp.	6.600%	3/15/46	700	777
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	150	145
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.250%	12/1/27	1,510	1,425
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.200%	12/1/47	250	225
Apache Corp.	3.625%	2/1/21	163	163
Apache Corp.	3.250%	4/15/22	678	664
Apache Corp.	2.625%	1/15/23	87	82
Apache Corp.	4.375%	10/15/28	850	794
Apache Corp.	7.750%	12/15/29	225	268
Apache Corp.	6.000%	1/15/37	709	709
Apache Corp.	5.100%	9/1/40	1,115	1,002
Apache Corp.	5.250%	2/1/42	475	441
Apache Corp.	4.750%	4/15/43	900	774
Apache Corp.	4.250%	1/15/44	800	658
Baker Hughes a GE Co. LLC	5.125%	9/15/40	820	798
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	1,340	1,289
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	550	505
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	1,270	1,048
Boardwalk Pipelines LP	3.375%	2/1/23	350	335
Boardwalk Pipelines LP	4.950%	12/15/24	525	522
Boardwalk Pipelines LP	5.950%	6/1/26	700	715
Boardwalk Pipelines LP	4.450%	7/15/27	300	279
BP Capital Markets America Inc.	4.500%	10/1/20	1,225	1,252
BP Capital Markets America Inc.	4.742%	3/11/21	1,010	1,040
BP Capital Markets America Inc.	2.112%	9/16/21	1,000	972
BP Capital Markets America Inc.	3.245%	5/6/22	1,076	1,069
BP Capital Markets America Inc.	2.520%	9/19/22	450	435
BP Capital Markets America Inc.	2.750%	5/10/23	1,825	1,774
BP Capital Markets America Inc.	3.216%	11/28/23	5,100	5,036
BP Capital Markets America Inc.	3.796%	9/21/25	575	577
BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,666
BP Capital Markets America Inc.	3.937%	9/21/28	800	814
BP Capital Markets plc	2.521%	1/15/20	400	397
BP Capital Markets plc	2.315%	2/13/20	375	371
BP Capital Markets plc	3.561%	11/1/21	1,775	1,787
BP Capital Markets plc	3.062%	3/17/22	450	446
BP Capital Markets plc	2.500%	11/6/22	889	861
BP Capital Markets plc	3.994%	9/26/23	350	358
BP Capital Markets plc	3.535%	11/4/24	1,335	1,324
BP Capital Markets plc	3.506%	3/17/25	750	735
BP Capital Markets plc	3.279%	9/19/27	1,750	1,663
BP Capital Markets plc	3.723%	11/28/28	610	598
Buckeye Partners LP	3.950%	12/1/26	2,175	1,915
Buckeye Partners LP	4.125%	12/1/27	150	134
Buckeye Partners LP	5.850%	11/15/43	250	226
Buckeye Partners LP	5.600%	10/15/44	175	152
Burlington Resources Finance Co.	7.400%	12/1/31	600	787
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,175	1,168
Canadian Natural Resources Ltd.	2.950%	1/15/23	800	766
Canadian Natural Resources Ltd.	3.850%	6/1/27	900	850
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	579
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	449
Canadian Natural Resources Ltd.	5.850%	2/1/35	475	506
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	557
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	825
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,000	1,144
Canadian Natural Resources Ltd.	4.950%	6/1/47	300	290
Cenovus Energy Inc.	5.700%	10/15/19	135	137
Cenovus Energy Inc.	4.250%	4/15/27	2,000	1,815
Cenovus Energy Inc.	5.250%	6/15/37	500	438

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cenovus Energy Inc.	6.750%	11/15/39	900	888
Cenovus Energy Inc.	5.200%	9/15/43	880	744
Cenovus Energy Inc.	5.400%	6/15/47	725	626
Chevron Corp.	1.961%	3/3/20	2,452	2,429
Chevron Corp.	1.991%	3/3/20	400	396
Chevron Corp.	2.419%	11/17/20	600	595
Chevron Corp.	2.100%	5/16/21	1,200	1,176
Chevron Corp.	2.498%	3/3/22	400	393
Chevron Corp.	2.355%	12/5/22	5,995	5,799
Chevron Corp.	3.191%	6/24/23	1,175	1,173
Chevron Corp.	2.895%	3/3/24	100	98
Chevron Corp.	3.326%	11/17/25	200	198
Chevron Corp.	2.954%	5/16/26	1,175	1,132
Cimarex Energy Co.	4.375%	6/1/24	500	497
Cimarex Energy Co.	3.900%	5/15/27	600	561
Columbia Pipeline Group Inc.	3.300%	6/1/20	525	524
Columbia Pipeline Group Inc.	4.500%	6/1/25	1,155	1,156
Columbia Pipeline Group Inc.	5.800%	6/1/45	350	370
Concho Resources Inc.	3.750%	10/1/27	200	188
Concho Resources Inc.	4.300%	8/15/28	1,375	1,346
Concho Resources Inc.	4.875%	10/1/47	675	642
ConocoPhillips	5.900%	10/15/32	200	234
ConocoPhillips	5.900%	5/15/38	1,305	1,518
ConocoPhillips	6.500%	2/1/39	1,410	1,754
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	471
ConocoPhillips Co.	4.950%	3/15/26	2,693	2,885
ConocoPhillips Co.	4.150%	11/15/34	90	86
ConocoPhillips Co.	4.300%	11/15/44	825	818
ConocoPhillips Co.	5.950%	3/15/46	250	305
ConocoPhillips Holding Co.	6.950%	4/15/29	375	464
Continental Resources Inc.	4.500%	4/15/23	450	442
Continental Resources Inc.	4.375%	1/15/28	900	844
Continental Resources Inc.	4.900%	6/1/44	750	666
Devon Energy Corp.	4.000%	7/15/21	300	300
Devon Energy Corp.	3.250%	5/15/22	500	487
Devon Energy Corp.	7.950%	4/15/32	245	292
Devon Energy Corp.	5.600%	7/15/41	1,060	1,007
Devon Energy Corp.	4.750%	5/15/42	850	738
Devon Financing Co. LLC	7.875%	9/30/31	1,025	1,237
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	500	493
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	250	247
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	250	247
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	500	509
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	400	394
Enable Midstream Partners LP	3.900%	5/15/24	250	236
Enable Midstream Partners LP	4.400%	3/15/27	800	749
Enable Midstream Partners LP	4.950%	5/15/28	300	283
Enable Midstream Partners LP	5.000%	5/15/44	350	284
Enbridge Energy Partners LP	4.200%	9/15/21	325	326
Enbridge Energy Partners LP	5.875%	10/15/25	400	432
Enbridge Energy Partners LP	7.500%	4/15/38	300	376
Enbridge Energy Partners LP	5.500%	9/15/40	75	77
Enbridge Energy Partners LP	7.375%	10/15/45	800	1,006
Enbridge Inc.	2.900%	7/15/22	450	435
Enbridge Inc.	4.250%	12/1/26	650	641
Enbridge Inc.	3.700%	7/15/27	800	759
Enbridge Inc.	4.500%	6/10/44	525	484
Enbridge Inc.	5.500%	12/1/46	625	673
Encana Corp.	7.375%	11/1/31	500	578
Encana Corp.	6.500%	8/15/34	1,625	1,747
Encana Corp.	6.625%	8/15/37	350	374
Encana Corp.	6.500%	2/1/38	475	514
Energy Transfer LP	4.250%	3/15/23	1,600	1,532
Energy Transfer LP	5.500%	6/1/27	1,120	1,092

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer Operating LP	4.150%	10/1/20	1,125	1,131
	Energy Transfer Operating LP	4.650%	6/1/21	620	625
	Energy Transfer Operating LP	5.200%	2/1/22	800	818
	Energy Transfer Operating LP	4.200%	9/15/23	100	98
	Energy Transfer Operating LP	4.050%	3/15/25	2,000	1,879
	Energy Transfer Operating LP	4.750%	1/15/26	300	287
	Energy Transfer Operating LP	4.200%	4/15/27	300	279
	Energy Transfer Partners LP	3.600%	2/1/23	825	800
	Energy Transfer Partners LP	4.950%	6/15/28	750	731
	Energy Transfer Partners LP	4.900%	3/15/35	250	221
	Energy Transfer Partners LP	6.625%	10/15/36	150	154
	Energy Transfer Partners LP	5.800%	6/15/38	650	631
	Energy Transfer Partners LP	7.500%	7/1/38	500	558
	Energy Transfer Partners LP	6.050%	6/1/41	575	556
	Energy Transfer Partners LP	6.500%	2/1/42	300	302
	Energy Transfer Partners LP	5.150%	2/1/43	425	373
	Energy Transfer Partners LP	5.150%	3/15/45	150	131
	Energy Transfer Partners LP	6.125%	12/15/45	1,200	1,193
	Energy Transfer Partners LP	5.300%	4/15/47	1,300	1,150
	Energy Transfer Partners LP	6.000%	6/15/48	850	825
	Enterprise Products Operating LLC	5.200%	9/1/20	435	448
	Enterprise Products Operating LLC	2.800%	2/15/21	400	396
	Enterprise Products Operating LLC	3.500%	2/1/22	300	301
	Enterprise Products Operating LLC	4.050%	2/15/22	175	178
	Enterprise Products Operating LLC	3.350%	3/15/23	350	346
	Enterprise Products Operating LLC	3.900%	2/15/24	2,050	2,062
	Enterprise Products Operating LLC	3.750%	2/15/25	650	643
	Enterprise Products Operating LLC	3.700%	2/15/26	600	587
	Enterprise Products Operating LLC	3.950%	2/15/27	200	199
	Enterprise Products Operating LLC	4.150%	10/16/28	300	299
	Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,690
	Enterprise Products Operating LLC	7.550%	4/15/38	300	378
	Enterprise Products Operating LLC	5.950%	2/1/41	495	544
	Enterprise Products Operating LLC	4.850%	8/15/42	850	825
	Enterprise Products Operating LLC	4.450%	2/15/43	600	550
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,737
	Enterprise Products Operating LLC	5.100%	2/15/45	159	159
	Enterprise Products Operating LLC	4.900%	5/15/46	1,600	1,562
	Enterprise Products Operating LLC	4.250%	2/15/48	900	811
	Enterprise Products Operating LLC	4.800%	2/1/49	600	584
	Enterprise Products Operating LLC	4.950%	10/15/54	200	194
6	Enterprise Products Operating LLC	5.250%	8/16/77	400	334
6	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,015
	EOG Resources Inc.	4.100%	2/1/21	350	355
	EOG Resources Inc.	2.625%	3/15/23	4,825	4,643
	EQM Midstream Partners LP	4.125%	12/1/26	500	449
	EQM Midstream Partners LP	5.500%	7/15/28	700	684
	EQT Corp.	2.500%	10/1/20	200	194
	EQT Corp.	4.875%	11/15/21	600	607
	EQT Corp.	3.000%	10/1/22	300	284
	EQT Corp.	3.900%	10/1/27	875	754
	EQT Midstream Partners LP	4.750%	7/15/23	1,225	1,219
	EQT Midstream Partners LP	6.500%	7/15/48	465	460
	Exxon Mobil Corp.	1.912%	3/6/20	413	409
	Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,478
	Exxon Mobil Corp.	2.397%	3/6/22	1,250	1,226
	Exxon Mobil Corp.	2.726%	3/1/23	3,550	3,491
	Exxon Mobil Corp.	2.709%	3/6/25	1,100	1,059
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,319
	Exxon Mobil Corp.	3.567%	3/6/45	650	607
	Exxon Mobil Corp.	4.114%	3/1/46	1,800	1,834
	Halliburton Co.	3.250%	11/15/21	1,565	1,562
	Halliburton Co.	3.500%	8/1/23	950	941
	Halliburton Co.	3.800%	11/15/25	2,250	2,178

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Halliburton Co.	4.850%	11/15/35	1,000	997
	Halliburton Co.	6.700%	9/15/38	580	686
	Halliburton Co.	7.450%	9/15/39	450	562
	Halliburton Co.	4.500%	11/15/41	675	619
	Halliburton Co.	4.750%	8/1/43	725	698
	Halliburton Co.	5.000%	11/15/45	1,125	1,115
11	Helmerich & Payne Inc.	4.650%	3/15/25	300	306
	Hess Corp.	3.500%	7/15/24	245	228
	Hess Corp.	4.300%	4/1/27	500	458
	Hess Corp.	7.875%	10/1/29	375	427
	Hess Corp.	7.300%	8/15/31	35	38
	Hess Corp.	7.125%	3/15/33	415	444
	Hess Corp.	6.000%	1/15/40	1,265	1,164
	Hess Corp.	5.600%	2/15/41	1,000	886
	Hess Corp.	5.800%	4/1/47	175	157
	Husky Energy Inc.	3.950%	4/15/22	450	451
	Husky Energy Inc.	4.000%	4/15/24	500	494
	Husky Energy Inc.	6.800%	9/15/37	300	354
	Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,117
	Kerr-McGee Corp.	7.875%	9/15/31	150	179
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	1,850	1,916
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	780
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	1,981
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	176
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	725	722
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	465	454
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	425	424
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	847
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	205
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	306
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	433
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	377
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,685
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,077
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	353
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	675	620
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,122	989
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	456
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	485
	Kinder Morgan Inc.	3.150%	1/15/23	300	291
	Kinder Morgan Inc.	4.300%	6/1/25	1,000	995
	Kinder Morgan Inc.	4.300%	3/1/28	1,500	1,471
	Kinder Morgan Inc.	7.800%	8/1/31	330	397
	Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,229
	Kinder Morgan Inc.	5.300%	12/1/34	825	812
	Kinder Morgan Inc.	5.550%	6/1/45	1,075	1,062
	Kinder Morgan Inc.	5.050%	2/15/46	328	305
	Kinder Morgan Inc.	5.200%	3/1/48	600	576
	Magellan Midstream Partners LP	5.000%	3/1/26	450	469
	Magellan Midstream Partners LP	5.150%	10/15/43	350	356
	Magellan Midstream Partners LP	4.250%	9/15/46	300	272
	Magellan Midstream Partners LP	4.200%	10/3/47	800	727
	Marathon Oil Corp.	2.700%	6/1/20	500	493
	Marathon Oil Corp.	2.800%	11/1/22	785	739
	Marathon Oil Corp.	3.850%	6/1/25	460	432
	Marathon Oil Corp.	4.400%	7/15/27	750	712
	Marathon Oil Corp.	6.800%	3/15/32	1,080	1,186
	Marathon Oil Corp.	5.200%	6/1/45	400	365
	Marathon Petroleum Corp.	3.400%	12/15/20	700	701
	Marathon Petroleum Corp.	5.125%	3/1/21	200	206
11	Marathon Petroleum Corp.	5.375%	10/1/22	50	51
11	Marathon Petroleum Corp.	4.750%	12/15/23	2,000	2,053
11	Marathon Petroleum Corp.	5.125%	12/15/26	825	843
11	Marathon Petroleum Corp.	3.800%	4/1/28	800	751

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marathon Petroleum Corp.	6.500%	3/1/41	1,450	1,570
	Marathon Petroleum Corp.	4.750%	9/15/44	250	221
11	Marathon Petroleum Corp.	4.500%	4/1/48	375	316
	Marathon Petroleum Corp.	5.000%	9/15/54	500	440
	MPLX LP	3.375%	3/15/23	400	388
	MPLX LP	4.500%	7/15/23	1,200	1,214
	MPLX LP	4.875%	12/1/24	1,000	1,023
	MPLX LP	4.875%	6/1/25	600	605
	MPLX LP	4.125%	3/1/27	1,000	951
	MPLX LP	4.000%	3/15/28	1,000	941
	MPLX LP	4.800%	2/15/29	450	447
	MPLX LP	4.500%	4/15/38	1,275	1,118
	MPLX LP	5.200%	3/1/47	1,500	1,394
	MPLX LP	4.700%	4/15/48	1,000	868
	MPLX LP	5.500%	2/15/49	625	606
	MPLX LP	4.900%	4/15/58	550	465
	National Fuel Gas Co.	3.750%	3/1/23	375	367
	National Fuel Gas Co.	3.950%	9/15/27	200	184
	National Fuel Gas Co.	4.750%	9/1/28	675	656
	National Oilwell Varco Inc.	2.600%	12/1/22	1,575	1,488
	National Oilwell Varco Inc.	3.950%	12/1/42	700	555
	Noble Energy Inc.	4.150%	12/15/21	875	879
	Noble Energy Inc.	3.850%	1/15/28	450	407
	Noble Energy Inc.	6.000%	3/1/41	1,250	1,224
	Noble Energy Inc.	5.250%	11/15/43	450	402
	Noble Energy Inc.	4.950%	8/15/47	950	832
	Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,729
	Occidental Petroleum Corp.	3.125%	2/15/22	650	647
	Occidental Petroleum Corp.	2.600%	4/15/22	125	122
	Occidental Petroleum Corp.	2.700%	2/15/23	978	949
	Occidental Petroleum Corp.	3.500%	6/15/25	600	594
	Occidental Petroleum Corp.	3.400%	4/15/26	425	416
	Occidental Petroleum Corp.	4.625%	6/15/45	725	725
	Occidental Petroleum Corp.	4.400%	4/15/46	725	707
	Occidental Petroleum Corp.	4.100%	2/15/47	600	564
	Occidental Petroleum Corp.	4.200%	3/15/48	800	769
	ONEOK Inc.	7.500%	9/1/23	1,425	1,604
	ONEOK Inc.	4.000%	7/13/27	150	143
	ONEOK Inc.	4.550%	7/15/28	600	594
	ONEOK Inc.	4.950%	7/13/47	600	553
	ONEOK Inc.	5.200%	7/15/48	425	408
	ONEOK Partners LP	3.375%	10/1/22	2,150	2,090
	ONEOK Partners LP	4.900%	3/15/25	450	458
	ONEOK Partners LP	6.650%	10/1/36	360	398
	ONEOK Partners LP	6.125%	2/1/41	1,340	1,390
	Patterson-UTI Energy Inc.	3.950%	2/1/28	425	383
	Petro-Canada	5.350%	7/15/33	450	491
	Petro-Canada	5.950%	5/15/35	500	547
	Petro-Canada	6.800%	5/15/38	250	292
	Phillips 66	4.300%	4/1/22	1,175	1,207
	Phillips 66	3.900%	3/15/28	1,300	1,258
	Phillips 66	4.650%	11/15/34	300	293
	Phillips 66	5.875%	5/1/42	900	985
	Phillips 66	4.875%	11/15/44	1,695	1,652
	Phillips 66 Partners LP	2.646%	2/15/20	135	134
	Phillips 66 Partners LP	3.605%	2/15/25	350	334
	Phillips 66 Partners LP	3.550%	10/1/26	400	371
	Phillips 66 Partners LP	3.750%	3/1/28	100	93
	Phillips 66 Partners LP	4.680%	2/15/45	250	226
	Phillips 66 Partners LP	4.900%	10/1/46	550	503
	Pioneer Natural Resources Co.	7.500%	1/15/20	100	104
	Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,077
	Pioneer Natural Resources Co.	4.450%	1/15/26	1,175	1,189
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	125	127

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	100	98
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	1,683	1,584
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	2,155	2,020
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	400	389
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	350	335
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	350	369
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	1,250	988
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	500	431
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	1,200	1,248
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	1,050	1,070
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	475	473
Sabine Pass Liquefaction LLC	5.625%	2/1/21	2,600	2,678
Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,775	1,866
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,200	1,252
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,700	1,782
Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,525	1,584
Sabine Pass Liquefaction LLC	5.875%	6/30/26	2,400	2,532
Sabine Pass Liquefaction LLC	5.000%	3/15/27	600	601
Sabine Pass Liquefaction LLC	4.200%	3/15/28	600	569
Schlumberger Investment SA	3.650%	12/1/23	1,190	1,197
Shell International Finance BV	4.375%	3/25/20	625	636
Shell International Finance BV	2.125%	5/11/20	400	396
Shell International Finance BV	2.250%	11/10/20	400	395
Shell International Finance BV	1.875%	5/10/21	1,475	1,436
Shell International Finance BV	1.750%	9/12/21	1,000	966
Shell International Finance BV	2.375%	8/21/22	975	946
Shell International Finance BV	2.250%	1/6/23	800	771
Shell International Finance BV	3.400%	8/12/23	400	403
Shell International Finance BV	3.250%	5/11/25	990	976
Shell International Finance BV	2.875%	5/10/26	2,300	2,204
Shell International Finance BV	2.500%	9/12/26	400	372
Shell International Finance BV	4.125%	5/11/35	2,250	2,256
Shell International Finance BV	6.375%	12/15/38	820	1,041
Shell International Finance BV	5.500%	3/25/40	1,075	1,245
Shell International Finance BV	3.625%	8/21/42	450	407
Shell International Finance BV	4.550%	8/12/43	1,000	1,041
Shell International Finance BV	4.375%	5/11/45	2,900	2,989
Shell International Finance BV	4.000%	5/10/46	1,900	1,844
Shell International Finance BV	3.750%	9/12/46	1,025	953
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	345	347
Spectra Energy Partners LP	4.750%	3/15/24	800	820
Spectra Energy Partners LP	3.500%	3/15/25	800	762
Spectra Energy Partners LP	3.375%	10/15/26	275	257
Spectra Energy Partners LP	4.500%	3/15/45	700	642
Suncor Energy Inc.	6.500%	6/15/38	1,540	1,775
Suncor Energy Inc.	6.850%	6/1/39	810	986
Suncor Energy Inc.	4.000%	11/15/47	700	627
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,550	2,572
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	250	254
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	390
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	317
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	500	459
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	256
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	839
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	725	649
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	700	629
TC PipeLines LP	3.900%	5/25/27	200	190
TechnipFMC plc	3.450%	10/1/22	350	341
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	294
Texas Eastern Transmission LP	7.000%	7/15/32	500	590

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Total Capital Canada Ltd.	2.750%	7/15/23	825	803
	Total Capital International SA	2.750%	6/19/21	2,000	1,985
	Total Capital International SA	2.875%	2/17/22	1,400	1,385
	Total Capital International SA	2.700%	1/25/23	1,025	1,002
	Total Capital International SA	3.700%	1/15/24	725	736
	Total Capital International SA	3.750%	4/10/24	250	254
	Total Capital SA	4.450%	6/24/20	425	433
	Total Capital SA	4.125%	1/28/21	512	523
	Total Capital SA	4.250%	12/15/21	300	309
	Total Capital SA	3.883%	10/11/28	525	533
	TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,676
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	962
	TransCanada PipeLines Ltd.	3.750%	10/16/23	500	499
	TransCanada PipeLines Ltd.	4.250%	5/15/28	700	693
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	829
	TransCanada PipeLines Ltd.	5.850%	3/15/36	125	133
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,775	1,945
	TransCanada PipeLines Ltd.	4.750%	5/15/38	700	679
	TransCanada PipeLines Ltd.	7.250%	8/15/38	200	241
	TransCanada PipeLines Ltd.	6.100%	6/1/40	200	220
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,400	1,374
	TransCanada PipeLines Ltd.	4.875%	5/15/48	1,355	1,325
	TransCanada PipeLines Ltd.	5.100%	3/15/49	650	652
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	295
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	370
	Valero Energy Corp.	6.125%	2/1/20	500	515
	Valero Energy Corp.	3.650%	3/15/25	100	96
	Valero Energy Corp.	3.400%	9/15/26	1,520	1,392
	Valero Energy Corp.	4.350%	6/1/28	600	587
	Valero Energy Corp.	7.500%	4/15/32	675	827
	Valero Energy Corp.	6.625%	6/15/37	855	950
	Valero Energy Corp.	4.900%	3/15/45	400	379
	Valero Energy Partners LP	4.375%	12/15/26	200	195
	Valero Energy Partners LP	4.500%	3/15/28	400	396
	Western Gas Partners LP	5.375%	6/1/21	1,350	1,383
	Western Gas Partners LP	3.950%	6/1/25	300	280
	Western Gas Partners LP	4.650%	7/1/26	500	478
	Western Gas Partners LP	4.500%	3/1/28	100	94
	Western Gas Partners LP	4.750%	8/15/28	225	214
	Western Gas Partners LP	5.450%	4/1/44	585	509
	Western Gas Partners LP	5.300%	3/1/48	600	519
	Western Gas Partners LP	5.500%	8/15/48	275	240
	Williams Cos. Inc.	5.250%	3/15/20	2,320	2,366
	Williams Cos. Inc.	4.000%	11/15/21	425	424
	Williams Cos. Inc.	3.600%	3/15/22	750	736
	Williams Cos. Inc.	3.350%	8/15/22	500	486
	Williams Cos. Inc.	3.700%	1/15/23	885	863
	Williams Cos. Inc.	4.500%	11/15/23	560	562
	Williams Cos. Inc.	4.550%	6/24/24	1,050	1,058
	Williams Cos. Inc.	3.900%	1/15/25	1,200	1,161
	Williams Cos. Inc.	4.000%	9/15/25	1,100	1,065
	Williams Cos. Inc.	3.750%	6/15/27	700	658
	Williams Cos. Inc.	6.300%	4/15/40	475	505
	Williams Cos. Inc.	5.800%	11/15/43	700	707
	Williams Cos. Inc.	5.400%	3/4/44	300	288
	Williams Cos. Inc.	5.750%	6/24/44	650	648
	Williams Cos. Inc.	4.900%	1/15/45	325	296
	Williams Cos. Inc.	5.100%	9/15/45	1,850	1,725
	Williams Cos. Inc.	4.850%	3/1/48	775	706
	Other Industrial (0.0%)
6	Boston University	4.061%	10/1/48	220	221
	California Institute of Technology GO	4.700%	11/1/11	950	1,013
	CBRE Services Inc.	5.250%	3/15/25	275	287

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CBRE Services Inc.	4.875%	3/1/26	625	640
	Cintas Corp. No 2	2.900%	4/1/22	400	393
	Cintas Corp. No 2	3.250%	6/1/22	150	149
	Cintas Corp. No 2	3.700%	4/1/27	825	806
	Fluor Corp.	3.500%	12/15/24	1,000	965
	Fluor Corp.	4.250%	9/15/28	500	480
6	Johns Hopkins University Maryland GO	4.083%	7/1/53	500	514
	Massachusetts Institute of Technology GO	5.600%	7/1/11	610	789
	Massachusetts Institute of Technology GO	4.678%	7/1/14	700	752
	Massachusetts Institute of Technology GO	3.885%	7/1/16	350	320
6	Northwestern University Illinois GO	4.643%	12/1/44	350	388
6	Northwestern University Illinois GO	3.662%	12/1/57	200	191
	President & Fellows of Harvard College Massachusetts GO	3.619%	10/1/37	500	496
6	Rice University Texas GO	3.574%	5/15/45	750	724
	Stanford University California GO	3.647%	5/1/48	750	734
6	University of Chicago	4.003%	10/1/53	400	396
6	University of Notre Dame du Lac	3.438%	2/15/45	900	859
	University of Notre Dame du Lac	3.394%	2/15/48	325	308
	University of Pennsylvania GO	4.674%	9/1/12	600	644
6	University of Southern California GO	3.028%	10/1/39	525	477
6	University of Southern California GO	3.841%	10/1/47	500	496
	Technology (0.8%)
	Adobe Inc.	4.750%	2/1/20	575	586
	Adobe Inc.	3.250%	2/1/25	800	786
	Alphabet Inc.	3.625%	5/19/21	350	357
	Alphabet Inc.	1.998%	8/15/26	1,500	1,359
	Altera Corp.	4.100%	11/15/23	750	778
	Amphenol Corp.	2.200%	4/1/20	250	246
	Amphenol Corp.	3.125%	9/15/21	250	249
	Amphenol Corp.	4.000%	2/1/22	75	77
	Amphenol Corp.	3.200%	4/1/24	200	191
	Analog Devices Inc.	2.850%	3/12/20	250	249
	Analog Devices Inc.	2.500%	12/5/21	300	290
	Analog Devices Inc.	2.875%	6/1/23	1,375	1,333
	Analog Devices Inc.	3.125%	12/5/23	400	385
	Analog Devices Inc.	3.900%	12/15/25	50	49
	Analog Devices Inc.	3.500%	12/5/26	1,225	1,164
	Apple Inc.	1.550%	2/7/20	1,350	1,334
	Apple Inc.	1.900%	2/7/20	800	792
	Apple Inc.	2.000%	5/6/20	650	643
	Apple Inc.	1.800%	5/11/20	500	494
	Apple Inc.	2.000%	11/13/20	950	937
	Apple Inc.	2.250%	2/23/21	2,325	2,299
	Apple Inc.	2.850%	5/6/21	1,725	1,725
	Apple Inc.	1.550%	8/4/21	1,400	1,353
	Apple Inc.	2.150%	2/9/22	1,500	1,462
	Apple Inc.	2.500%	2/9/22	1,250	1,231
	Apple Inc.	2.300%	5/11/22	1,025	1,000
	Apple Inc.	2.700%	5/13/22	1,675	1,655
	Apple Inc.	2.400%	1/13/23	725	703
	Apple Inc.	2.850%	2/23/23	1,384	1,363
	Apple Inc.	2.400%	5/3/23	3,790	3,670
	Apple Inc.	3.000%	2/9/24	3,375	3,322
	Apple Inc.	3.450%	5/6/24	930	936
	Apple Inc.	2.850%	5/11/24	1,415	1,379
	Apple Inc.	2.750%	1/13/25	2,400	2,305
	Apple Inc.	3.200%	5/13/25	1,150	1,134
	Apple Inc.	3.250%	2/23/26	3,155	3,083
	Apple Inc.	3.200%	5/11/27	2,700	2,606
	Apple Inc.	2.900%	9/12/27	2,700	2,536
	Apple Inc.	4.500%	2/23/36	1,075	1,134
	Apple Inc.	3.850%	5/4/43	1,975	1,875

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	4.450%	5/6/44	825	849
	Apple Inc.	3.450%	2/9/45	1,225	1,085
	Apple Inc.	4.375%	5/13/45	1,775	1,800
	Apple Inc.	4.650%	2/23/46	3,800	4,041
	Apple Inc.	3.850%	8/4/46	2,050	1,935
	Apple Inc.	3.750%	9/12/47	650	598
	Apple Inc.	3.750%	11/13/47	1,175	1,084
	Applied Materials Inc.	2.625%	10/1/20	550	546
	Applied Materials Inc.	4.300%	6/15/21	1,160	1,192
	Applied Materials Inc.	3.900%	10/1/25	550	548
	Applied Materials Inc.	3.300%	4/1/27	900	859
	Applied Materials Inc.	5.100%	10/1/35	400	427
	Applied Materials Inc.	5.850%	6/15/41	250	294
	Applied Materials Inc.	4.350%	4/1/47	775	760
	Arrow Electronics Inc.	3.500%	4/1/22	325	320
	Arrow Electronics Inc.	4.500%	3/1/23	400	403
	Arrow Electronics Inc.	3.250%	9/8/24	400	372
	Arrow Electronics Inc.	4.000%	4/1/25	300	290
	Arrow Electronics Inc.	3.875%	1/12/28	250	226
	Autodesk Inc.	3.125%	6/15/20	225	224
	Autodesk Inc.	3.600%	12/15/22	100	98
	Autodesk Inc.	4.375%	6/15/25	250	251
	Autodesk Inc.	3.500%	6/15/27	375	348
	Avnet Inc.	4.875%	12/1/22	400	406
	Avnet Inc.	4.625%	4/15/26	450	436
	Baidu Inc.	2.875%	7/6/22	1,050	1,020
	Baidu Inc.	3.500%	11/28/22	1,500	1,488
	Baidu Inc.	3.875%	9/29/23	800	797
	Baidu Inc.	3.625%	7/6/27	575	537
	Baidu Inc.	4.375%	3/29/28	400	392
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.375%	1/15/20	1,210	1,195
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	575	559
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	2,685	2,580
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	1,450	1,341
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	2,025	1,907
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	1,025	918
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	4,175	3,738
	Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	250
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	300
	CA Inc.	3.600%	8/1/20	800	798
	CA Inc.	3.600%	8/15/22	500	483
	Cadence Design Systems Inc.	4.375%	10/15/24	275	278
	Cisco Systems Inc.	4.450%	1/15/20	2,775	2,816
	Cisco Systems Inc.	2.450%	6/15/20	1,000	993
	Cisco Systems Inc.	2.200%	2/28/21	3,025	2,980
	Cisco Systems Inc.	2.900%	3/4/21	225	225
	Cisco Systems Inc.	2.600%	2/28/23	250	243
	Cisco Systems Inc.	2.200%	9/20/23	500	479
	Cisco Systems Inc.	3.625%	3/4/24	900	919
	Cisco Systems Inc.	2.950%	2/28/26	550	526
	Cisco Systems Inc.	2.500%	9/20/26	1,150	1,065
	Cisco Systems Inc.	5.900%	2/15/39	1,675	2,058
	Cisco Systems Inc.	5.500%	1/15/40	1,530	1,810
	Citrix Systems Inc.	4.500%	12/1/27	750	711
	Corning Inc.	2.900%	5/15/22	625	615
	Corning Inc.	5.750%	8/15/40	365	400
	Corning Inc.	5.350%	11/15/48	500	514
	Corning Inc.	4.375%	11/15/57	650	547
11	Dell International LLC / EMC Corp.	4.420%	6/15/21	3,575	3,568
11	Dell International LLC / EMC Corp.	5.450%	6/15/23	3,475	3,541
11	Dell International LLC / EMC Corp.	6.020%	6/15/26	3,485	3,502
11	Dell International LLC / EMC Corp.	8.100%	7/15/36	1,220	1,311
11	Dell International LLC / EMC Corp.	8.350%	7/15/46	1,650	1,789
	DXC Technology Co.	2.875%	3/27/20	375	374

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
DXC Technology Co.	4.250%	4/15/24	1,100	1,098
DXC Technology Co.	4.750%	4/15/27	425	424
Equifax Inc.	2.300%	6/1/21	875	841
Equifax Inc.	3.600%	8/15/21	125	124
Equifax Inc.	3.950%	6/15/23	225	222
Fidelity National Information Services Inc.	3.625%	10/15/20	2,250	2,257
Fidelity National Information Services Inc.	3.500%	4/15/23	530	522
Fidelity National Information Services Inc.	3.875%	6/5/24	88	87
Fidelity National Information Services Inc.	5.000%	10/15/25	417	431
Fidelity National Information Services Inc.	3.000%	8/15/26	1,000	917
Fidelity National Information Services Inc.	4.250%	5/15/28	300	297
Fidelity National Information Services Inc.	4.500%	8/15/46	425	387
Fidelity National Information Services Inc.	4.750%	5/15/48	500	467
Fiserv Inc.	2.700%	6/1/20	700	694
Fiserv Inc.	3.500%	10/1/22	1,100	1,092
Fiserv Inc.	3.800%	10/1/23	875	874
Fiserv Inc.	3.850%	6/1/25	700	694
Fiserv Inc.	4.200%	10/1/28	650	648
Flex Ltd.	4.625%	2/15/20	575	578
Flex Ltd.	5.000%	2/15/23	500	500
Flex Ltd.	4.750%	6/15/25	25	24
Hewlett Packard Enterprise Co.	3.600%	10/15/20	2,525	2,533
Hewlett Packard Enterprise Co.	3.500%	10/5/21	2,150	2,153
Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,151	1,175
Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,000	2,016
Hewlett Packard Enterprise Co.	6.200%	10/15/35	600	587
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,250	1,162
HP Inc.	3.750%	12/1/20	113	114
HP Inc.	4.050%	9/15/22	401	406
HP Inc.	6.000%	9/15/41	610	607
IBM Credit LLC	3.450%	11/30/20	425	427
IBM Credit LLC	1.800%	1/20/21	525	510
IBM Credit LLC	3.600%	11/30/21	425	425
IBM Credit LLC	2.200%	9/8/22	500	476
IBM Credit LLC	3.000%	2/6/23	850	831
Intel Corp.	1.850%	5/11/20	800	790
Intel Corp.	2.450%	7/29/20	1,250	1,243
Intel Corp.	1.700%	5/19/21	500	485
Intel Corp.	3.300%	10/1/21	1,425	1,440
Intel Corp.	3.100%	7/29/22	625	624
Intel Corp.	2.700%	12/15/22	1,768	1,737
Intel Corp.	2.875%	5/11/24	1,000	971
Intel Corp.	3.700%	7/29/25	1,505	1,518
Intel Corp.	2.600%	5/19/26	1,040	972
Intel Corp.	4.000%	12/15/32	625	642
Intel Corp.	4.800%	10/1/41	665	717
Intel Corp.	4.100%	5/19/46	1,050	1,028
Intel Corp.	3.734%	12/8/47	3,248	3,021
International Business Machines Corp.	1.900%	1/27/20	1,575	1,556
International Business Machines Corp.	1.625%	5/15/20	970	950
International Business Machines Corp.	2.900%	11/1/21	200	197
International Business Machines Corp.	1.875%	8/1/22	3,465	3,270
International Business Machines Corp.	2.875%	11/9/22	1,050	1,021
International Business Machines Corp.	3.375%	8/1/23	600	590
International Business Machines Corp.	3.625%	2/12/24	1,400	1,395
International Business Machines Corp.	3.450%	2/19/26	1,600	1,556
International Business Machines Corp.	5.600%	11/30/39	1,114	1,230
International Business Machines Corp.	4.000%	6/20/42	1,500	1,359
Jabil Inc.	5.625%	12/15/20	250	258
Jabil Inc.	3.950%	1/12/28	400	359
Juniper Networks Inc.	3.300%	6/15/20	475	473
Juniper Networks Inc.	4.600%	3/15/21	360	365
Juniper Networks Inc.	4.350%	6/15/25	250	246
Juniper Networks Inc.	5.950%	3/15/41	150	149

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keysight Technologies Inc.	4.550%	10/30/24	475	486
	Keysight Technologies Inc.	4.600%	4/6/27	575	572
	KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,024
	KLA-Tencor Corp.	4.650%	11/1/24	1,175	1,197
	Lam Research Corp.	2.750%	3/15/20	325	322
	Lam Research Corp.	2.800%	6/15/21	450	442
	Lam Research Corp.	3.800%	3/15/25	425	421
	Marvell Technology Group Ltd.	4.200%	6/22/23	425	423
	Marvell Technology Group Ltd.	4.875%	6/22/28	525	511
	Maxim Integrated Products Inc.	3.375%	3/15/23	400	391
	Maxim Integrated Products Inc.	3.450%	6/15/27	1,050	974
	Microsoft Corp.	1.850%	2/6/20	1,225	1,216
	Microsoft Corp.	1.850%	2/12/20	1,100	1,090
	Microsoft Corp.	3.000%	10/1/20	250	251
	Microsoft Corp.	2.000%	11/3/20	4,075	4,031
	Microsoft Corp.	2.400%	2/6/22	1,500	1,481
	Microsoft Corp.	2.375%	2/12/22	1,600	1,579
	Microsoft Corp.	2.650%	11/3/22	2,955	2,929
	Microsoft Corp.	2.375%	5/1/23	250	244
	Microsoft Corp.	2.000%	8/8/23	1,900	1,822
	Microsoft Corp.	2.875%	2/6/24	1,713	1,693
	Microsoft Corp.	3.125%	11/3/25	3,145	3,108
	Microsoft Corp.	2.400%	8/8/26	3,483	3,252
	Microsoft Corp.	3.300%	2/6/27	3,000	2,973
	Microsoft Corp.	3.500%	2/12/35	1,325	1,272
	Microsoft Corp.	4.200%	11/3/35	575	599
	Microsoft Corp.	3.450%	8/8/36	1,750	1,656
	Microsoft Corp.	4.100%	2/6/37	2,550	2,621
	Microsoft Corp.	5.300%	2/8/41	600	710
	Microsoft Corp.	3.500%	11/15/42	850	790
	Microsoft Corp.	3.750%	5/1/43	410	396
	Microsoft Corp.	4.875%	12/15/43	525	593
	Microsoft Corp.	3.750%	2/12/45	1,550	1,504
	Microsoft Corp.	4.450%	11/3/45	2,125	2,266
	Microsoft Corp.	3.700%	8/8/46	3,650	3,495
	Microsoft Corp.	4.250%	2/6/47	2,250	2,362
	Microsoft Corp.	4.000%	2/12/55	2,275	2,239
	Microsoft Corp.	3.950%	8/8/56	2,509	2,459
	Microsoft Corp.	4.500%	2/6/57	1,575	1,698
	Motorola Solutions Inc.	3.750%	5/15/22	600	592
	Motorola Solutions Inc.	3.500%	3/1/23	1,200	1,155
	Motorola Solutions Inc.	4.000%	9/1/24	500	487
	Motorola Solutions Inc.	4.600%	2/23/28	650	618
	Motorola Solutions Inc.	5.500%	9/1/44	300	275
	NetApp Inc.	3.375%	6/15/21	850	844
	NetApp Inc.	3.300%	9/29/24	300	283
	NVIDIA Corp.	2.200%	9/16/21	815	795
	NVIDIA Corp.	3.200%	9/16/26	764	724
11	NXP BV / NXP Funding LLC	4.875%	3/1/24	600	602
11	NXP BV / NXP Funding LLC	5.350%	3/1/26	425	431
	Oracle Corp.	1.900%	9/15/21	5,300	5,130
	Oracle Corp.	2.500%	5/15/22	2,537	2,482
	Oracle Corp.	2.400%	9/15/23	1,720	1,647
	Oracle Corp.	3.400%	7/8/24	2,425	2,416
	Oracle Corp.	2.950%	11/15/24	2,010	1,955
	Oracle Corp.	2.650%	7/15/26	5,662	5,237
	Oracle Corp.	3.250%	5/15/30	275	257
	Oracle Corp.	4.300%	7/8/34	1,350	1,360
	Oracle Corp.	3.900%	5/15/35	1,375	1,313
	Oracle Corp.	3.850%	7/15/36	1,300	1,211
	Oracle Corp.	3.800%	11/15/37	1,425	1,331
	Oracle Corp.	6.125%	7/8/39	1,785	2,146
	Oracle Corp.	5.375%	7/15/40	2,400	2,662
	Oracle Corp.	4.125%	5/15/45	1,825	1,738

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	4.000%	7/15/46	2,325	2,176
	Oracle Corp.	4.000%	11/15/47	1,800	1,682
	Oracle Corp.	4.375%	5/15/55	1,050	1,033
	QUALCOMM Inc.	2.250%	5/20/20	1,000	986
	QUALCOMM Inc.	3.000%	5/20/22	1,625	1,599
	QUALCOMM Inc.	2.600%	1/30/23	1,250	1,201
	QUALCOMM Inc.	2.900%	5/20/24	1,225	1,166
	QUALCOMM Inc.	3.450%	5/20/25	1,500	1,435
	QUALCOMM Inc.	3.250%	5/20/27	1,250	1,165
	QUALCOMM Inc.	4.650%	5/20/35	860	830
	QUALCOMM Inc.	4.800%	5/20/45	1,325	1,262
	QUALCOMM Inc.	4.300%	5/20/47	1,000	894
	salesforce.com Inc.	3.250%	4/11/23	825	826
	salesforce.com Inc.	3.700%	4/11/28	1,175	1,179
	Seagate HDD Cayman	4.250%	3/1/22	500	480
	Seagate HDD Cayman	4.750%	6/1/23	1,500	1,410
	Seagate HDD Cayman	4.875%	3/1/24	375	342
	Seagate HDD Cayman	4.750%	1/1/25	975	863
	Seagate HDD Cayman	4.875%	6/1/27	465	394
	Seagate HDD Cayman	5.750%	12/1/34	400	309
	Tech Data Corp.	3.700%	2/15/22	425	413
	Tech Data Corp.	4.950%	2/15/27	375	352
	Texas Instruments Inc.	2.750%	3/12/21	250	249
	Texas Instruments Inc.	1.850%	5/15/22	500	481
	Texas Instruments Inc.	2.625%	5/15/24	225	217
	Texas Instruments Inc.	2.900%	11/3/27	400	379
	Texas Instruments Inc.	4.150%	5/15/48	1,325	1,327
	Total System Services Inc.	3.800%	4/1/21	725	725
	Total System Services Inc.	3.750%	6/1/23	500	492
	Total System Services Inc.	4.000%	6/1/23	475	475
	Total System Services Inc.	4.800%	4/1/26	600	603
	Total System Services Inc.	4.450%	6/1/28	375	368
	Trimble Inc.	4.150%	6/15/23	100	101
	Trimble Inc.	4.750%	12/1/24	225	228
	Trimble Inc.	4.900%	6/15/28	700	679
	Tyco Electronics Group SA	3.500%	2/3/22	725	723
	Tyco Electronics Group SA	3.450%	8/1/24	425	414
	Tyco Electronics Group SA	3.125%	8/15/27	450	416
	Tyco Electronics Group SA	7.125%	10/1/37	700	890
	Verisk Analytics Inc.	5.800%	5/1/21	325	341
	Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,315
	Verisk Analytics Inc.	4.000%	6/15/25	750	751
	Verisk Analytics Inc.	5.500%	6/15/45	600	608
	VMware Inc.	2.300%	8/21/20	1,030	1,005
	VMware Inc.	2.950%	8/21/22	1,310	1,250
	VMware Inc.	3.900%	8/21/27	1,050	933
	Xilinx Inc.	3.000%	3/15/21	1,300	1,295
	Transportation (0.3%)
[6]	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	202	202
6	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	816	830
6	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	389	376
6	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	745	709
6	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	102	99
6	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	251	242
6	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	407	394
6	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	900	846
6	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	138	128
6	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	207	192
6	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	462	445
6	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	389	367
6	BNSF Funding Trust I	6.613%	12/15/55	325	351
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	276
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	420

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	413
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	424
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	397
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	617
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	3,025	3,087
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	409
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	398
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	244
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	277
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	836
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	675	662
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	152
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	493
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	731
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	409
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,049
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	219
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	578
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	502
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	863
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	553
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	800	863
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	619
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	483
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	315
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	526
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	850	834
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	850	813
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	1,350	1,316
	Canadian National Railway Co.	2.400%	2/3/20	400	398
	Canadian National Railway Co.	2.850%	12/15/21	525	522
	Canadian National Railway Co.	2.750%	3/1/26	750	717
	Canadian National Railway Co.	6.250%	8/1/34	350	432
	Canadian National Railway Co.	6.200%	6/1/36	350	430
	Canadian National Railway Co.	6.375%	11/15/37	350	442
	Canadian National Railway Co.	3.650%	2/3/48	650	608
	Canadian Pacific Railway Co.	4.450%	3/15/23	430	444
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	96
	Canadian Pacific Railway Co.	7.125%	10/15/31	225	283
	Canadian Pacific Railway Co.	5.750%	3/15/33	425	475
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	907
	Canadian Pacific Railway Co.	4.800%	8/1/45	175	184
	Canadian Pacific Railway Co.	6.125%	9/15/15	530	619
	CH Robinson Worldwide Inc.	4.200%	4/15/28	100	100
6	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	765	788
6	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	656	654
6	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	337	333
	CSX Corp.	3.700%	10/30/20	205	207
	CSX Corp.	4.250%	6/1/21	900	925
	CSX Corp.	3.700%	11/1/23	200	202
	CSX Corp.	3.350%	11/1/25	400	388
	CSX Corp.	3.250%	6/1/27	1,500	1,410
	CSX Corp.	3.800%	3/1/28	1,000	977
	CSX Corp.	6.220%	4/30/40	174	210
	CSX Corp.	5.500%	4/15/41	425	476
	CSX Corp.	4.750%	5/30/42	1,310	1,318
	CSX Corp.	4.400%	3/1/43	93	90
	CSX Corp.	4.100%	3/15/44	800	743
	CSX Corp.	4.300%	3/1/48	1,000	954
	CSX Corp.	3.950%	5/1/50	650	575
	CSX Corp.	4.250%	11/1/66	500	440
	CSX Corp.	4.650%	3/1/68	500	455
6	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	266	289
6	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	11	11

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	32	32
6	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	326	324
	Delta Air Lines Inc.	2.875%	3/13/20	750	748
	Delta Air Lines Inc.	2.600%	12/4/20	300	294
	Delta Air Lines Inc.	3.400%	4/19/21	500	497
	Delta Air Lines Inc.	3.625%	3/15/22	750	736
	Delta Air Lines Inc.	3.800%	4/19/23	625	614
	Delta Air Lines Inc.	4.375%	4/19/28	475	455
	FedEx Corp.	2.625%	8/1/22	1,950	1,896
	FedEx Corp.	4.000%	1/15/24	450	456
	FedEx Corp.	3.250%	4/1/26	500	475
	FedEx Corp.	3.300%	3/15/27	350	329
	FedEx Corp.	3.400%	2/15/28	1,000	938
	FedEx Corp.	3.900%	2/1/35	200	181
	FedEx Corp.	3.875%	8/1/42	200	171
	FedEx Corp.	4.100%	4/15/43	300	257
	FedEx Corp.	5.100%	1/15/44	600	590
	FedEx Corp.	4.750%	11/15/45	975	933
	FedEx Corp.	4.550%	4/1/46	1,150	1,037
	FedEx Corp.	4.400%	1/15/47	800	715
	FedEx Corp.	4.050%	2/15/48	1,800	1,498
	FedEx Corp.	4.950%	10/17/48	300	290
	FedEx Corp.	4.500%	2/1/65	150	133
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	397
	Kansas City Southern	3.000%	5/15/23	1,900	1,854
	Kansas City Southern	4.300%	5/15/43	250	231
	Kansas City Southern	4.950%	8/15/45	400	412
	Kansas City Southern	4.700%	5/1/48	1,500	1,465
	Kirby Corp.	4.200%	3/1/28	400	386
6	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	210	209
	Norfolk Southern Corp.	3.250%	12/1/21	325	326
	Norfolk Southern Corp.	3.000%	4/1/22	1,875	1,862
	Norfolk Southern Corp.	2.903%	2/15/23	780	763
	Norfolk Southern Corp.	5.590%	5/17/25	164	182
	Norfolk Southern Corp.	3.650%	8/1/25	75	75
	Norfolk Southern Corp.	7.800%	5/15/27	100	126
	Norfolk Southern Corp.	3.800%	8/1/28	650	643
	Norfolk Southern Corp.	4.837%	10/1/41	565	597
	Norfolk Southern Corp.	3.950%	10/1/42	425	385
	Norfolk Southern Corp.	4.450%	6/15/45	275	267
	Norfolk Southern Corp.	4.650%	1/15/46	200	207
	Norfolk Southern Corp.	3.942%	11/1/47	150	136
	Norfolk Southern Corp.	4.150%	2/28/48	50	47
	Norfolk Southern Corp.	4.050%	8/15/52	1,723	1,545
	Norfolk Southern Corp.	6.000%	3/15/05	160	179
	Norfolk Southern Corp.	5.100%	8/1/18	220	218
	Norfolk Southern Railway Co.	9.750%	6/15/20	116	127
6	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	143	147
	Ryder System Inc.	2.500%	5/11/20	200	198
	Ryder System Inc.	2.875%	9/1/20	125	124
	Ryder System Inc.	3.500%	6/1/21	300	300
	Ryder System Inc.	2.250%	9/1/21	100	96
	Ryder System Inc.	3.400%	3/1/23	350	345
	Ryder System Inc.	3.750%	6/9/23	1,490	1,479
	Southwest Airlines Co.	2.650%	11/5/20	540	535
	Southwest Airlines Co.	2.750%	11/16/22	100	97
	Southwest Airlines Co.	3.000%	11/15/26	400	373
	Southwest Airlines Co.	3.450%	11/16/27	150	141
6	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	77	80
6	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	270	269
	Union Pacific Corp.	1.800%	2/1/20	450	445
	Union Pacific Corp.	2.250%	6/19/20	300	296
	Union Pacific Corp.	3.200%	6/8/21	600	601

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	4.163%	7/15/22	100	102
	Union Pacific Corp.	2.950%	1/15/23	650	633
	Union Pacific Corp.	2.750%	4/15/23	200	194
	Union Pacific Corp.	3.500%	6/8/23	600	601
	Union Pacific Corp.	3.250%	1/15/25	400	387
	Union Pacific Corp.	3.750%	7/15/25	600	606
	Union Pacific Corp.	3.250%	8/15/25	900	872
	Union Pacific Corp.	2.750%	3/1/26	1,898	1,755
	Union Pacific Corp.	3.000%	4/15/27	240	226
	Union Pacific Corp.	3.950%	9/10/28	800	800
	Union Pacific Corp.	3.375%	2/1/35	900	794
	Union Pacific Corp.	3.600%	9/15/37	708	628
	Union Pacific Corp.	4.375%	9/10/38	625	618
	Union Pacific Corp.	4.250%	4/15/43	400	385
	Union Pacific Corp.	4.821%	2/1/44	250	265
	Union Pacific Corp.	4.150%	1/15/45	400	380
	Union Pacific Corp.	4.050%	11/15/45	250	229
	Union Pacific Corp.	3.350%	8/15/46	550	454
	Union Pacific Corp.	4.500%	9/10/48	400	396
	Union Pacific Corp.	3.799%	10/1/51	1,082	930
	Union Pacific Corp.	3.875%	2/1/55	400	347
	Union Pacific Corp.	4.375%	11/15/65	800	730
	Union Pacific Corp.	4.100%	9/15/67	350	295
6	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	562	566
6	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	604	598
6	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	200	200
6	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	242	233
6	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	379	364
6	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	2,415	2,309
	United Parcel Service Inc.	3.125%	1/15/21	990	994
	United Parcel Service Inc.	2.050%	4/1/21	500	491
	United Parcel Service Inc.	2.450%	10/1/22	800	779
	United Parcel Service Inc.	2.500%	4/1/23	870	845
	United Parcel Service Inc.	2.800%	11/15/24	800	769
	United Parcel Service Inc.	2.400%	11/15/26	2,075	1,898
	United Parcel Service Inc.	3.050%	11/15/27	750	713
	United Parcel Service Inc.	6.200%	1/15/38	820	1,016
	United Parcel Service Inc.	4.875%	11/15/40	350	373
	United Parcel Service Inc.	3.625%	10/1/42	175	156
	United Parcel Service Inc.	3.400%	11/15/46	340	295
	United Parcel Service Inc.	3.750%	11/15/47	1,000	901
6	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	144	143
					2,379,219
Utilities (0.8%)
	Electric (0.7%)
	AEP Texas Inc.	2.400%	10/1/22	300	290
11	AEP Texas Inc.	3.950%	6/1/28	400	403
	AEP Texas Inc.	3.800%	10/1/47	250	223
	AEP Transmission Co. LLC	3.100%	12/1/26	200	193
	AEP Transmission Co. LLC	4.000%	12/1/46	325	312
	AEP Transmission Co. LLC	3.750%	12/1/47	400	363
	AEP Transmission Co. LLC	4.250%	9/15/48	325	328
	Alabama Power Co.	2.450%	3/30/22	975	946
	Alabama Power Co.	3.550%	12/1/23	700	708
	Alabama Power Co.	6.000%	3/1/39	100	120
	Alabama Power Co.	3.850%	12/1/42	125	117
	Alabama Power Co.	4.150%	8/15/44	300	293
	Alabama Power Co.	3.750%	3/1/45	850	777
	Alabama Power Co.	4.300%	1/2/46	300	301
	Alabama Power Co.	3.700%	12/1/47	325	298
	Alabama Power Co.	4.300%	7/15/48	500	503
	Ameren Corp.	2.700%	11/15/20	825	812
	Ameren Corp.	3.650%	2/15/26	440	428

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameren Illinois Co.	2.700%	9/1/22	250	245
	Ameren Illinois Co.	3.250%	3/1/25	275	270
	Ameren Illinois Co.	3.800%	5/15/28	350	356
	Ameren Illinois Co.	4.150%	3/15/46	475	473
	Ameren Illinois Co.	3.700%	12/1/47	475	440
	American Electric Power Co. Inc.	2.150%	11/13/20	250	245
	American Electric Power Co. Inc.	3.650%	12/1/21	425	427
	American Electric Power Co. Inc.	3.200%	11/13/27	400	378
	American Electric Power Co. Inc.	4.300%	12/1/28	500	513
	Appalachian Power Co.	3.400%	6/1/25	400	391
	Appalachian Power Co.	7.000%	4/1/38	260	329
	Appalachian Power Co.	4.400%	5/15/44	825	799
	Arizona Public Service Co.	3.150%	5/15/25	500	485
	Arizona Public Service Co.	2.950%	9/15/27	300	283
	Arizona Public Service Co.	5.050%	9/1/41	575	624
	Arizona Public Service Co.	4.500%	4/1/42	325	333
	Arizona Public Service Co.	4.350%	11/15/45	50	51
	Arizona Public Service Co.	3.750%	5/15/46	425	389
	Avangrid Inc.	3.150%	12/1/24	545	526
	Avista Corp.	4.350%	6/1/48	300	308
	Baltimore Gas & Electric Co.	3.350%	7/1/23	900	897
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	206
	Baltimore Gas & Electric Co.	3.500%	8/15/46	700	619
	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	231
	Baltimore Gas & Electric Co.	4.250%	9/15/48	250	246
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	1,250	1,227
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	150	146
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	250	254
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	248
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	500	475
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,325	1,585
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,440
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	170	210
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,375	1,466
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	575	571
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	223
11	Berkshire Hathaway Energy Co.	4.450%	1/15/49	850	843
	Black Hills Corp.	4.250%	11/30/23	500	507
	Black Hills Corp.	3.950%	1/15/26	250	249
	Black Hills Corp.	3.150%	1/15/27	325	301
	Black Hills Corp.	4.350%	5/1/33	350	352
	Black Hills Corp.	4.200%	9/15/46	250	236
	CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	1,625	1,576
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	241
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	139
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	191
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	642
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	317
	CenterPoint Energy Inc.	3.600%	11/1/21	300	300
	CenterPoint Energy Inc.	2.500%	9/1/22	400	383
	CenterPoint Energy Inc.	3.850%	2/1/24	350	350
	CenterPoint Energy Inc.	4.250%	11/1/28	375	378
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	406
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	262
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,384
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	365
	CMS Energy Corp.	5.050%	3/15/22	500	522
	CMS Energy Corp.	3.000%	5/15/26	250	234
	CMS Energy Corp.	3.450%	8/15/27	300	286
	CMS Energy Corp.	4.875%	3/1/44	275	288
	Commonwealth Edison Co.	2.950%	8/15/27	275	261
	Commonwealth Edison Co.	5.900%	3/15/36	500	592
	Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,311
	Commonwealth Edison Co.	4.700%	1/15/44	825	882

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	3.700%	3/1/45	1,100	1,025
	Commonwealth Edison Co.	3.650%	6/15/46	200	182
	Commonwealth Edison Co.	3.750%	8/15/47	500	457
	Commonwealth Edison Co.	4.000%	3/1/48	275	266
	Connecticut Light & Power Co.	2.500%	1/15/23	1,950	1,894
	Connecticut Light & Power Co.	3.200%	3/15/27	250	243
	Connecticut Light & Power Co.	4.300%	4/15/44	375	384
	Connecticut Light & Power Co.	4.150%	6/1/45	75	75
	Connecticut Light & Power Co.	4.000%	4/1/48	175	172
	Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	850	866
	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	265
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	329
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,004
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	361
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	513
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,000	1,168
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	514
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,534
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	380
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	311
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	698
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	70
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	333
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	486
	Consolidated Edison Inc.	2.000%	3/15/20	350	345
	Consolidated Edison Inc.	2.000%	5/15/21	300	291
	Constellation Energy Group Inc.	5.150%	12/1/20	495	505
	Consumers Energy Co.	2.850%	5/15/22	250	247
	Consumers Energy Co.	3.375%	8/15/23	225	226
	Consumers Energy Co.	3.250%	8/15/46	550	478
	Consumers Energy Co.	3.950%	7/15/47	500	491
	Consumers Energy Co.	4.050%	5/15/48	500	496
	Delmarva Power & Light Co.	3.500%	11/15/23	125	126
	Delmarva Power & Light Co.	4.150%	5/15/45	600	591
	Dominion Energy Inc.	2.750%	1/15/22	350	339
	Dominion Energy Inc.	2.750%	9/15/22	100	96
	Dominion Energy Inc.	3.900%	10/1/25	425	422
	Dominion Energy Inc.	2.850%	8/15/26	500	461
	Dominion Energy Inc.	4.250%	6/1/28	500	505
	Dominion Energy Inc.	6.300%	3/15/33	500	594
	Dominion Energy Inc.	5.250%	8/1/33	200	215
	Dominion Energy Inc.	7.000%	6/15/38	300	375
	Dominion Energy Inc.	4.900%	8/1/41	790	806
	Dominion Energy Inc.	4.050%	9/15/42	400	364
6	Dominion Energy Inc.	5.750%	10/1/54	375	373
	DTE Electric Co.	3.450%	10/1/20	410	411
	DTE Electric Co.	3.375%	3/1/25	150	148
	DTE Electric Co.	4.000%	4/1/43	300	293
	DTE Electric Co.	3.700%	3/15/45	200	186
	DTE Electric Co.	3.700%	6/1/46	550	515
	DTE Electric Co.	3.750%	8/15/47	450	421
	DTE Electric Co.	4.050%	5/15/48	500	499
	DTE Energy Co.	3.300%	6/15/22	250	247
	DTE Energy Co.	3.700%	8/1/23	500	496
	DTE Energy Co.	3.500%	6/1/24	525	515
	DTE Energy Co.	2.850%	10/1/26	675	619
	DTE Energy Co.	3.800%	3/15/27	500	489
	DTE Energy Co.	6.375%	4/15/33	100	118
	Duke Energy Carolinas LLC	4.300%	6/15/20	100	102
	Duke Energy Carolinas LLC	3.900%	6/15/21	980	998
	Duke Energy Carolinas LLC	6.000%	12/1/28	300	351
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	515
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	397
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	30

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	808
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	1,000
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	651
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,250	1,167
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	392
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	384
	Duke Energy Corp.	2.400%	8/15/22	1,000	959
	Duke Energy Corp.	3.950%	10/15/23	225	227
	Duke Energy Corp.	3.750%	4/15/24	475	476
	Duke Energy Corp.	2.650%	9/1/26	595	542
	Duke Energy Corp.	3.150%	8/15/27	550	514
	Duke Energy Corp.	4.800%	12/15/45	700	709
	Duke Energy Corp.	3.750%	9/1/46	1,206	1,046
	Duke Energy Florida LLC	3.200%	1/15/27	450	437
	Duke Energy Florida LLC	3.800%	7/15/28	425	429
	Duke Energy Florida LLC	6.350%	9/15/37	525	651
	Duke Energy Florida LLC	6.400%	6/15/38	800	1,022
	Duke Energy Florida LLC	3.400%	10/1/46	400	347
	Duke Energy Florida LLC	4.200%	7/15/48	425	424
6	Duke Energy Florida Project Finance LLC	1.196%	3/1/22	73	72
6	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	200	193
6	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	371
6	Duke Energy Florida Project Finance LLC	2.858%	3/1/33	200	184
6	Duke Energy Florida Project Finance LLC	3.112%	9/1/36	325	284
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,451
	Duke Energy Indiana LLC	4.900%	7/15/43	250	272
	Duke Energy Indiana LLC	3.750%	5/15/46	1,100	1,013
	Duke Energy Ohio Inc.	3.700%	6/15/46	1,225	1,133
	Duke Energy Progress LLC	3.000%	9/15/21	750	749
	Duke Energy Progress LLC	2.800%	5/15/22	350	344
	Duke Energy Progress LLC	3.375%	9/1/23	150	150
	Duke Energy Progress LLC	3.250%	8/15/25	1,725	1,690
	Duke Energy Progress LLC	3.700%	9/1/28	425	426
	Duke Energy Progress LLC	6.300%	4/1/38	300	373
	Duke Energy Progress LLC	4.375%	3/30/44	525	537
	Duke Energy Progress LLC	4.150%	12/1/44	425	414
	Duke Energy Progress LLC	4.200%	8/15/45	525	522
	Duke Energy Progress LLC	3.700%	10/15/46	175	161
	Edison International	2.125%	4/15/20	975	949
	Edison International	2.400%	9/15/22	150	140
	Edison International	2.950%	3/15/23	950	894
	Edison International	4.125%	3/15/28	400	379
	El Paso Electric Co.	6.000%	5/15/35	175	199
	El Paso Electric Co.	5.000%	12/1/44	250	261
	Emera US Finance LP	2.700%	6/15/21	625	608
	Emera US Finance LP	3.550%	6/15/26	325	306
	Emera US Finance LP	4.750%	6/15/46	1,575	1,512
	Enel Americas SA	4.000%	10/25/26	700	656
	Enel Chile SA	4.875%	6/12/28	600	598
	Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,262
	Entergy Arkansas Inc.	3.500%	4/1/26	150	148
	Entergy Corp.	4.000%	7/15/22	550	552
	Entergy Corp.	2.950%	9/1/26	625	577
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	500	551
	Entergy Louisiana LLC	5.400%	11/1/24	175	192
	Entergy Louisiana LLC	2.400%	10/1/26	200	183
	Entergy Louisiana LLC	3.120%	9/1/27	350	333
	Entergy Louisiana LLC	3.250%	4/1/28	300	289
	Entergy Louisiana LLC	3.050%	6/1/31	1,025	921
	Entergy Louisiana LLC	4.000%	3/15/33	625	625
	Entergy Louisiana LLC	4.950%	1/15/45	400	410
	Entergy Louisiana LLC	4.200%	9/1/48	650	647
	Entergy Mississippi Inc.	2.850%	6/1/28	750	694
	Eversource Energy	2.750%	3/15/22	350	342

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eversource Energy	3.800%	12/1/23	350	354
	Eversource Energy	2.900%	10/1/24	275	263
	Eversource Energy	3.300%	1/15/28	200	193
	Eversource Energy	4.250%	4/1/29	625	630
	Exelon Corp.	2.450%	4/15/21	250	241
	Exelon Corp.	3.497%	6/1/22	500	489
	Exelon Corp.	3.950%	6/15/25	600	592
	Exelon Corp.	3.400%	4/15/26	1,500	1,423
	Exelon Corp.	4.950%	6/15/35	800	808
	Exelon Corp.	5.625%	6/15/35	415	451
	Exelon Corp.	5.100%	6/15/45	200	206
	Exelon Corp.	4.450%	4/15/46	500	477
	Exelon Generation Co. LLC	2.950%	1/15/20	1,000	992
	Exelon Generation Co. LLC	4.000%	10/1/20	575	576
	Exelon Generation Co. LLC	3.400%	3/15/22	1,050	1,033
	Exelon Generation Co. LLC	4.250%	6/15/22	400	404
	Exelon Generation Co. LLC	5.750%	10/1/41	300	306
	Exelon Generation Co. LLC	5.600%	6/15/42	1,071	1,040
	FirstEnergy Corp.	2.850%	7/15/22	450	437
	FirstEnergy Corp.	4.250%	3/15/23	200	203
	FirstEnergy Corp.	3.900%	7/15/27	1,450	1,404
	FirstEnergy Corp.	7.375%	11/15/31	1,325	1,666
	FirstEnergy Corp.	4.850%	7/15/47	950	954
	Florida Power & Light Co.	5.625%	4/1/34	225	262
	Florida Power & Light Co.	4.950%	6/1/35	50	55
	Florida Power & Light Co.	5.650%	2/1/37	325	385
	Florida Power & Light Co.	5.950%	2/1/38	175	217
	Florida Power & Light Co.	5.960%	4/1/39	225	279
	Florida Power & Light Co.	4.125%	2/1/42	1,675	1,693
	Florida Power & Light Co.	4.050%	6/1/42	475	474
	Florida Power & Light Co.	3.800%	12/15/42	925	883
	Florida Power & Light Co.	4.050%	10/1/44	500	498
	Florida Power & Light Co.	3.700%	12/1/47	550	516
	Florida Power & Light Co.	3.950%	3/1/48	800	784
	Florida Power & Light Co.	4.125%	6/1/48	500	505
	Fortis Inc.	2.100%	10/4/21	450	432
	Fortis Inc.	3.055%	10/4/26	1,775	1,621
	Georgia Power Co.	2.000%	3/30/20	350	342
	Georgia Power Co.	2.000%	9/8/20	300	293
	Georgia Power Co.	2.400%	4/1/21	875	857
	Georgia Power Co.	2.850%	5/15/22	300	292
	Georgia Power Co.	3.250%	4/1/26	1,800	1,687
	Georgia Power Co.	3.250%	3/30/27	550	508
	Georgia Power Co.	4.750%	9/1/40	425	415
	Georgia Power Co.	4.300%	3/15/42	575	530
	Georgia Power Co.	4.300%	3/15/43	250	229
	Great Plains Energy Inc.	4.850%	6/1/21	295	300
	Gulf Power Co.	3.300%	5/30/27	250	244
	Iberdrola International BV	6.750%	7/15/36	175	208
	Indiana Michigan Power Co.	3.850%	5/15/28	1,000	1,000
	Indiana Michigan Power Co.	3.750%	7/1/47	550	499
	Indiana Michigan Power Co.	4.250%	8/15/48	500	502
	Interstate Power & Light Co.	3.250%	12/1/24	400	387
	Interstate Power & Light Co.	4.100%	9/26/28	450	458
	Interstate Power & Light Co.	6.250%	7/15/39	250	317
	Interstate Power & Light Co.	3.700%	9/15/46	250	228
	ITC Holdings Corp.	2.700%	11/15/22	400	385
	ITC Holdings Corp.	3.650%	6/15/24	300	298
	ITC Holdings Corp.	3.350%	11/15/27	400	384
	ITC Holdings Corp.	5.300%	7/1/43	900	984
6	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	159	170
	Kansas City Power & Light Co.	3.150%	3/15/23	220	216
	Kansas City Power & Light Co.	6.050%	11/15/35	200	242
	Kansas City Power & Light Co.	5.300%	10/1/41	480	536

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City Power & Light Co.	4.200%	6/15/47	225	221
	Kentucky Utilities Co.	3.250%	11/1/20	200	200
	Kentucky Utilities Co.	5.125%	11/1/40	625	707
	LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,155
	Louisville Gas & Electric Co.	3.300%	10/1/25	250	246
	MidAmerican Energy Co.	3.100%	5/1/27	450	439
	MidAmerican Energy Co.	6.750%	12/30/31	725	934
	MidAmerican Energy Co.	4.800%	9/15/43	275	302
	MidAmerican Energy Co.	3.650%	8/1/48	575	525
	Mississippi Power Co.	4.250%	3/15/42	375	348
	National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	1,250	1,240
	National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	900	894
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	300	296
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	250	248
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	1,400	1,370
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	1,200	1,180
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	75	74
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	256
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	1,051
6	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	94
6	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	318
	Nevada Power Co.	2.750%	4/15/20	500	498
	Nevada Power Co.	6.650%	4/1/36	410	533
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	140	143
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	650	630
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	669
6	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	375
	Northern States Power Co.	2.200%	8/15/20	200	197
	Northern States Power Co.	6.250%	6/1/36	325	412
	Northern States Power Co.	6.200%	7/1/37	250	316
	Northern States Power Co.	5.350%	11/1/39	375	436
	Northern States Power Co.	3.400%	8/15/42	410	377
	Northern States Power Co.	4.000%	8/15/45	200	197
	NorthWestern Corp.	4.176%	11/15/44	250	252
	NSTAR Electric Co.	2.375%	10/15/22	125	121
	NSTAR Electric Co.	3.200%	5/15/27	550	532
	NSTAR Electric Co.	5.500%	3/15/40	550	638
	NV Energy Inc.	6.250%	11/15/20	225	236
	Oglethorpe Power Corp.	5.950%	11/1/39	100	112
	Oglethorpe Power Corp.	5.375%	11/1/40	630	710
	Ohio Power Co.	5.375%	10/1/21	575	608
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	300
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	217
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	230
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	575	587
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	268
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,326
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	456
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	525
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	400	465
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	237
11	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	399
	Pacific Gas & Electric Co.	3.500%	10/1/20	610	583
	Pacific Gas & Electric Co.	4.250%	5/15/21	225	213
	Pacific Gas & Electric Co.	2.450%	8/15/22	225	198
	Pacific Gas & Electric Co.	3.250%	6/15/23	875	775
11	Pacific Gas & Electric Co.	4.250%	8/1/23	425	388
	Pacific Gas & Electric Co.	3.750%	2/15/24	350	310
	Pacific Gas & Electric Co.	3.400%	8/15/24	625	540
	Pacific Gas & Electric Co.	3.500%	6/15/25	500	428
	Pacific Gas & Electric Co.	3.300%	12/1/27	1,025	838
	Pacific Gas & Electric Co.	6.050%	3/1/34	2,335	2,163
	Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	948
	Pacific Gas & Electric Co.	6.350%	2/15/38	300	283

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	933
Pacific Gas & Electric Co.	4.450%	4/15/42	800	639
Pacific Gas & Electric Co.	4.600%	6/15/43	275	220
Pacific Gas & Electric Co.	4.750%	2/15/44	840	693
Pacific Gas & Electric Co.	4.300%	3/15/45	475	368
Pacific Gas & Electric Co.	4.250%	3/15/46	350	271
Pacific Gas & Electric Co.	4.000%	12/1/46	675	510
PacifiCorp	2.950%	2/1/22	1,000	992
PacifiCorp	3.600%	4/1/24	500	504
PacifiCorp	5.250%	6/15/35	475	529
PacifiCorp	6.100%	8/1/36	500	603
PacifiCorp	5.750%	4/1/37	410	485
PacifiCorp	6.250%	10/15/37	500	631
PacifiCorp	6.350%	7/15/38	250	317
PacifiCorp	4.100%	2/1/42	650	631
PacifiCorp	4.125%	1/15/49	500	494
PECO Energy Co.	2.375%	9/15/22	225	218
PECO Energy Co.	3.900%	3/1/48	275	264
Pinnacle West Capital Corp.	2.250%	11/30/20	325	318
PNM Resources Inc.	3.250%	3/9/21	250	248
Potomac Electric Power Co.	6.500%	11/15/37	400	507
Potomac Electric Power Co.	4.150%	3/15/43	550	543
PPL Capital Funding Inc.	3.500%	12/1/22	375	370
PPL Capital Funding Inc.	3.400%	6/1/23	25	24
PPL Capital Funding Inc.	3.950%	3/15/24	225	224
PPL Capital Funding Inc.	3.100%	5/15/26	25	23
PPL Capital Funding Inc.	4.700%	6/1/43	465	456
PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,458
PPL Electric Utilities Corp.	3.000%	9/15/21	1,485	1,481
PPL Electric Utilities Corp.	6.250%	5/15/39	225	282
PPL Electric Utilities Corp.	4.150%	10/1/45	300	299
PPL Electric Utilities Corp.	3.950%	6/1/47	350	338
PPL Electric Utilities Corp.	4.150%	6/15/48	300	300
Progress Energy Inc.	3.150%	4/1/22	1,500	1,475
Progress Energy Inc.	7.750%	3/1/31	625	824
Progress Energy Inc.	7.000%	10/30/31	200	254
Progress Energy Inc.	6.000%	12/1/39	210	251
PSEG Power LLC	5.125%	4/15/20	150	153
PSEG Power LLC	3.000%	6/15/21	325	319
PSEG Power LLC	3.850%	6/1/23	575	574
Public Service Co. of Colorado	3.200%	11/15/20	700	701
Public Service Co. of Colorado	3.700%	6/15/28	300	304
Public Service Co. of Colorado	3.600%	9/15/42	225	208
Public Service Co. of Colorado	4.300%	3/15/44	200	203
Public Service Co. of Colorado	4.100%	6/15/48	300	295
Public Service Co. of New Hampshire	3.500%	11/1/23	150	151
Public Service Electric & Gas Co.	1.900%	3/15/21	200	195
Public Service Electric & Gas Co.	2.375%	5/15/23	225	217
Public Service Electric & Gas Co.	3.000%	5/15/25	500	485
Public Service Electric & Gas Co.	3.000%	5/15/27	250	239
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,484
Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	953
Public Service Electric & Gas Co.	3.600%	12/1/47	275	254
Public Service Enterprise Group Inc.	2.650%	11/15/22	475	458
Puget Energy Inc.	6.500%	12/15/20	375	394
Puget Energy Inc.	6.000%	9/1/21	400	424
Puget Energy Inc.	3.650%	5/15/25	1,550	1,503
Puget Sound Energy Inc.	6.274%	3/15/37	450	572
Puget Sound Energy Inc.	5.757%	10/1/39	495	591
Puget Sound Energy Inc.	5.638%	4/15/41	390	461
Puget Sound Energy Inc.	4.300%	5/20/45	350	350
Puget Sound Energy Inc.	4.223%	6/15/48	500	493
San Diego Gas & Electric Co.	3.000%	8/15/21	150	150
San Diego Gas & Electric Co.	2.500%	5/15/26	350	323

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	301
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	519
	San Diego Gas & Electric Co.	3.750%	6/1/47	325	297
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	316
	Sierra Pacific Power Co.	2.600%	5/1/26	300	280
	South Carolina Electric & Gas Co.	3.500%	8/15/21	200	200
	South Carolina Electric & Gas Co.	6.625%	2/1/32	400	484
	South Carolina Electric & Gas Co.	6.050%	1/15/38	450	531
	South Carolina Electric & Gas Co.	5.450%	2/1/41	250	282
	South Carolina Electric & Gas Co.	4.350%	2/1/42	375	370
	South Carolina Electric & Gas Co.	4.600%	6/15/43	325	330
	South Carolina Electric & Gas Co.	4.500%	6/1/64	300	278
	South Carolina Electric & Gas Co.	5.100%	6/1/65	425	443
	Southern California Edison Co.	2.900%	3/1/21	340	336
	Southern California Edison Co.	3.875%	6/1/21	350	353
6	Southern California Edison Co.	1.845%	2/1/22	175	170
	Southern California Edison Co.	3.400%	6/1/23	475	471
	Southern California Edison Co.	3.500%	10/1/23	300	300
	Southern California Edison Co.	3.700%	8/1/25	200	198
	Southern California Edison Co.	3.650%	3/1/28	1,000	972
	Southern California Edison Co.	6.650%	4/1/29	225	251
	Southern California Edison Co.	5.750%	4/1/35	508	551
	Southern California Edison Co.	5.350%	7/15/35	1,135	1,195
	Southern California Edison Co.	5.625%	2/1/36	500	540
	Southern California Edison Co.	5.500%	3/15/40	400	434
	Southern California Edison Co.	4.500%	9/1/40	205	200
	Southern California Edison Co.	4.050%	3/15/42	870	817
	Southern California Edison Co.	3.900%	3/15/43	475	434
	Southern California Edison Co.	3.600%	2/1/45	150	129
	Southern California Edison Co.	4.000%	4/1/47	550	504
	Southern California Edison Co.	4.125%	3/1/48	1,500	1,414
	Southern Co.	2.750%	6/15/20	450	445
	Southern Co.	2.950%	7/1/23	525	507
	Southern Co.	3.250%	7/1/26	1,500	1,400
	Southern Co.	4.250%	7/1/36	575	540
	Southern Co.	4.400%	7/1/46	1,135	1,045
	Southern Power Co.	2.375%	6/1/20	100	98
	Southern Power Co.	2.500%	12/15/21	300	288
	Southern Power Co.	4.150%	12/1/25	375	375
	Southern Power Co.	5.150%	9/15/41	685	683
	Southern Power Co.	5.250%	7/15/43	500	497
	Southern Power Co.	4.950%	12/15/46	300	280
	Southwestern Electric Power Co.	2.750%	10/1/26	300	275
	Southwestern Electric Power Co.	4.100%	9/15/28	550	551
	Southwestern Electric Power Co.	3.900%	4/1/45	1,250	1,146
	Southwestern Electric Power Co.	3.850%	2/1/48	375	334
	Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,093
	Southwestern Public Service Co.	4.500%	8/15/41	350	355
	Southwestern Public Service Co.	3.400%	8/15/46	1,450	1,261
	Southwestern Public Service Co.	3.700%	8/15/47	550	506
	Tampa Electric Co.	4.350%	5/15/44	250	240
	Tampa Electric Co.	4.300%	6/15/48	300	290
	Tampa Electric Co.	4.450%	6/15/49	700	687
	TECO Finance Inc.	5.150%	3/15/20	225	229
	Toledo Edison Co.	6.150%	5/15/37	250	297
	TransAlta Corp.	4.500%	11/15/22	325	314
	TransAlta Corp.	6.500%	3/15/40	500	462
	Tucson Electric Power Co.	3.050%	3/15/25	200	191
	UIL Holdings Corp.	4.625%	10/1/20	300	305
	Union Electric Co.	3.500%	4/15/24	450	452
	Union Electric Co.	2.950%	6/15/27	300	285
	Union Electric Co.	3.900%	9/15/42	425	408
	Union Electric Co.	3.650%	4/15/45	575	526
	Union Electric Co.	4.000%	4/1/48	350	339

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	2.950%	1/15/22	750	742
	Virginia Electric & Power Co.	3.450%	2/15/24	500	501
	Virginia Electric & Power Co.	3.100%	5/15/25	500	487
	Virginia Electric & Power Co.	2.950%	11/15/26	300	284
	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,222
	Virginia Electric & Power Co.	3.800%	4/1/28	600	601
	Virginia Electric & Power Co.	6.000%	1/15/36	450	534
	Virginia Electric & Power Co.	6.000%	5/15/37	500	603
	Virginia Electric & Power Co.	6.350%	11/30/37	375	473
	Virginia Electric & Power Co.	8.875%	11/15/38	450	682
	Virginia Electric & Power Co.	4.000%	1/15/43	700	671
	Virginia Electric & Power Co.	4.450%	2/15/44	700	708
	Virginia Electric & Power Co.	4.200%	5/15/45	255	249
	Virginia Electric & Power Co.	4.000%	11/15/46	1,000	951
	Virginia Electric & Power Co.	3.800%	9/15/47	425	391
	Virginia Electric & Power Co.	4.600%	12/1/48	500	526
	WEC Energy Group Inc.	2.450%	6/15/20	250	247
	WEC Energy Group Inc.	3.550%	6/15/25	750	731
	Westar Energy Inc.	2.550%	7/1/26	575	533
	Westar Energy Inc.	3.100%	4/1/27	425	413
	Westar Energy Inc.	4.125%	3/1/42	425	417
	Westar Energy Inc.	4.100%	4/1/43	325	314
	Westar Energy Inc.	4.250%	12/1/45	100	99
	Wisconsin Electric Power Co.	2.950%	9/15/21	635	631
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	232
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	258
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	381
	Wisconsin Public Service Corp.	3.350%	11/21/21	850	853
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	68
	Xcel Energy Inc.	4.700%	5/15/20	305	309
	Xcel Energy Inc.	2.600%	3/15/22	275	266
	Xcel Energy Inc.	3.300%	6/1/25	100	98
	Xcel Energy Inc.	3.350%	12/1/26	275	265
	Xcel Energy Inc.	4.000%	6/15/28	650	654
	Xcel Energy Inc.	6.500%	7/1/36	610	769
	Natural Gas (0.1%)
	Atmos Energy Corp.	3.000%	6/15/27	375	358
	Atmos Energy Corp.	5.500%	6/15/41	800	922
	Atmos Energy Corp.	4.125%	10/15/44	500	489
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	270
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	250	250
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	447
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	795
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	229
	KeySpan Corp.	5.803%	4/1/35	250	284
	NiSource Finance Corp.	3.490%	5/15/27	1,100	1,054
	NiSource Finance Corp.	5.950%	6/15/41	500	562
	NiSource Finance Corp.	4.800%	2/15/44	200	194
	NiSource Finance Corp.	5.650%	2/1/45	500	542
	NiSource Finance Corp.	4.375%	5/15/47	1,175	1,098
	NiSource Inc.	2.650%	11/17/22	300	289
11	NiSource Inc.	3.650%	6/15/23	300	299
	ONE Gas Inc.	4.658%	2/1/44	407	432
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	153
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	306
	Sempra Energy	2.400%	2/1/20	425	420
	Sempra Energy	2.400%	3/15/20	300	296
	Sempra Energy	2.850%	11/15/20	1,225	1,206
	Sempra Energy	2.900%	2/1/23	425	410
	Sempra Energy	4.050%	12/1/23	775	779
	Sempra Energy	3.750%	11/15/25	1,330	1,283
	Sempra Energy	3.250%	6/15/27	575	530
	Sempra Energy	3.400%	2/1/28	650	594

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sempra Energy	3.800%	2/1/38	850	732
Sempra Energy	6.000%	10/15/39	705	786
Sempra Energy	4.000%	2/1/48	675	567
Southern California Gas Co.	3.150%	9/15/24	425	426
Southern California Gas Co.	2.600%	6/15/26	725	675
Southern California Gas Co.	3.750%	9/15/42	300	281
Southern California Gas Co.	4.125%	6/1/48	325	324
Southern California Gas Co.	4.300%	1/15/49	500	509
Southern Co. Gas Capital Corp.	3.500%	9/15/21	1,000	996
Southern Co. Gas Capital Corp.	2.450%	10/1/23	75	70
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	353
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	142
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	118
Southern Co. Gas Capital Corp.	3.950%	10/1/46	450	391
Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	468
Southwest Gas Corp.	3.700%	4/1/28	250	248
Southwest Gas Corp.	3.800%	9/29/46	250	217
Washington Gas Light Co.	3.796%	9/15/46	350	326
Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,575	1,598
American Water Capital Corp.	3.400%	3/1/25	450	444
American Water Capital Corp.	2.950%	9/1/27	1,025	955
American Water Capital Corp.	6.593%	10/15/37	700	883
American Water Capital Corp.	4.300%	12/1/42	125	124
American Water Capital Corp.	4.000%	12/1/46	500	471
American Water Capital Corp.	3.750%	9/1/47	475	424
American Water Capital Corp.	4.200%	9/1/48	450	441
Veolia Environnement SA	6.750%	6/1/38	325	394
				281,176
Total Corporate Bonds (Cost $4,064,447)				3,965,067
Sovereign Bonds (1.9%)
African Development Bank	1.375%	2/12/20	350	345
African Development Bank	1.875%	3/16/20	1,700	1,685
African Development Bank	2.625%	3/22/21	1,000	1,001
African Development Bank	1.250%	7/26/21	1,080	1,044
African Development Bank	2.375%	9/23/21	1,850	1,838
African Development Bank	2.125%	11/16/22	2,000	1,962
African Development Bank	3.000%	9/20/23	1,600	1,620
Agricultural Bank of China Ltd.	2.750%	5/21/20	250	248
Asian Development Bank	1.750%	1/10/20	2,000	1,984
Asian Development Bank	1.500%	1/22/20	2,500	2,472
Asian Development Bank	1.375%	3/23/20	425	419
Asian Development Bank	1.625%	5/5/20	4,000	3,949
Asian Development Bank	2.250%	1/20/21	2,220	2,206
Asian Development Bank	1.625%	3/16/21	2,950	2,892
Asian Development Bank	1.750%	6/8/21	2,700	2,648
Asian Development Bank	2.000%	2/16/22	3,500	3,438
Asian Development Bank	1.875%	2/18/22	2,850	2,788
Asian Development Bank	1.875%	8/10/22	2,200	2,145
Asian Development Bank	1.750%	9/13/22	2,000	1,939
Asian Development Bank	2.750%	3/17/23	3,000	3,013
Asian Development Bank	2.000%	1/22/25	1,000	959
Asian Development Bank	2.000%	4/24/26	400	380
Asian Development Bank	2.625%	1/12/27	800	790
Asian Development Bank	2.500%	11/2/27	2,985	2,912
Asian Development Bank	2.750%	1/19/28	1,000	992
Asian Development Bank	3.125%	9/26/28	1,600	1,638
Canada	2.000%	11/15/22	860	841
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	3,100	2,995
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,485
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,800	1,737
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	2,000	2,041

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,015
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	426
Corp Andina de Fomento	3.750%	11/23/23	1,250	1,267
Corp. Andina de Fomento	2.200%	7/18/20	1,515	1,493
Corp. Andina de Fomento	4.375%	6/15/22	3,125	3,234
Corp. Andina de Fomento	2.750%	1/6/23	1,465	1,433
Council Of Europe Development Bank	1.625%	3/10/20	1,300	1,285
Council Of Europe Development Bank	1.625%	3/16/21	600	588
Council Of Europe Development Bank	2.625%	2/13/23	1,900	1,899
Ecopetrol SA	5.875%	9/18/23	1,525	1,590
Ecopetrol SA	4.125%	1/16/25	1,475	1,401
Ecopetrol SA	5.375%	6/26/26	1,575	1,585
Ecopetrol SA	7.375%	9/18/43	700	771
Ecopetrol SA	5.875%	5/28/45	1,075	1,010
Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	200	195
Equinor ASA	2.900%	11/8/20	150	150
Equinor ASA	2.750%	11/10/21	900	893
Equinor ASA	3.150%	1/23/22	125	125
Equinor ASA	2.450%	1/17/23	2,960	2,869
Equinor ASA	2.650%	1/15/24	3,640	3,520
Equinor ASA	3.250%	11/10/24	550	547
Equinor ASA	3.625%	9/10/28	1,200	1,197
Equinor ASA	5.100%	8/17/40	300	334
Equinor ASA	4.250%	11/23/41	325	322
Equinor ASA	3.950%	5/15/43	175	169
Equinor ASA	4.800%	11/8/43	1,000	1,082
European Bank for Reconstruction & Development	1.500%	3/16/20	1,650	1,628
European Bank for Reconstruction & Development	2.000%	2/1/21	1,200	1,186
European Bank for Reconstruction & Development	1.875%	7/15/21	2,200	2,158
European Bank for Reconstruction & Development	1.500%	11/2/21	800	776
European Bank for Reconstruction & Development	1.875%	2/23/22	1,300	1,271
European Bank for Reconstruction & Development	2.750%	3/7/23	2,400	2,409
European Investment Bank	1.625%	3/16/20	3,400	3,363
European Investment Bank	1.750%	5/15/20	3,035	3,000
European Investment Bank	1.375%	6/15/20	3,100	3,046
European Investment Bank	1.625%	8/14/20	3,600	3,543
European Investment Bank	2.875%	9/15/20	4,490	4,508
European Investment Bank	1.625%	12/15/20	2,500	2,452
European Investment Bank	4.000%	2/16/21	4,000	4,116
European Investment Bank	2.000%	3/15/21	6,100	6,026
European Investment Bank	2.500%	4/15/21	3,650	3,643
European Investment Bank	1.375%	9/15/21	300	290
European Investment Bank	2.125%	10/15/21	350	345
European Investment Bank	2.875%	12/15/21	4,800	4,836
European Investment Bank	2.250%	3/15/22	2,800	2,766
European Investment Bank	2.375%	6/15/22	4,130	4,098
European Investment Bank	2.250%	8/15/22	685	676
European Investment Bank	2.000%	12/15/22	7,525	7,352
European Investment Bank	2.500%	3/15/23	625	621
European Investment Bank	2.875%	8/15/23	3,300	3,327
European Investment Bank	3.125%	12/14/23	700	714
European Investment Bank	3.250%	1/29/24	3,210	3,295
European Investment Bank	1.875%	2/10/25	2,600	2,474
European Investment Bank	2.125%	4/13/26	1,000	957
European Investment Bank	2.375%	5/24/27	800	771
European Investment Bank	4.875%	2/15/36	1,200	1,483
Export Development Canada	1.625%	1/17/20	1,500	1,486
Export Development Canada	1.625%	6/1/20	250	246
Export Development Canada	2.000%	11/30/20	2,240	2,213
Export Development Canada	1.500%	5/26/21	1,625	1,583
Export Development Canada	1.375%	10/21/21	1,900	1,837
Export Development Canada	2.500%	1/24/23	60	60
Export Development Canada	2.750%	3/15/23	1,200	1,204
Export-Import Bank of Korea	2.500%	11/1/20	700	693

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,022
	Export-Import Bank of Korea	2.500%	5/10/21	1,000	984
	Export-Import Bank of Korea	1.875%	10/21/21	1,000	965
	Export-Import Bank of Korea	3.500%	11/27/21	300	303
	Export-Import Bank of Korea	2.750%	1/25/22	1,500	1,478
	Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,554
	Export-Import Bank of Korea	3.000%	11/1/22	1,000	988
	Export-Import Bank of Korea	3.625%	11/27/23	600	605
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,149
	Export-Import Bank of Korea	3.250%	11/10/25	300	291
	Export-Import Bank of Korea	2.625%	5/26/26	600	559
12	FMS Wertmanagement AoeR	1.750%	1/24/20	1,900	1,883
	FMS Wertmanagement AoeR	1.750%	3/17/20	750	742
	FMS Wertmanagement AoeR	2.000%	8/1/22	4,040	3,950
	Hydro-Quebec	8.400%	1/15/22	1,235	1,423
	Hydro-Quebec	8.050%	7/7/24	1,175	1,458
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	600	587
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	717
	Inter-American Development Bank	3.875%	2/14/20	500	507
	Inter-American Development Bank	1.625%	5/12/20	2,500	2,467
	Inter-American Development Bank	1.875%	6/16/20	1,600	1,583
	Inter-American Development Bank	2.125%	11/9/20	1,515	1,502
	Inter-American Development Bank	2.625%	4/19/21	3,000	3,004
	Inter-American Development Bank	2.125%	1/18/22	3,000	2,958
	Inter-American Development Bank	1.750%	4/14/22	3,500	3,406
	Inter-American Development Bank	1.750%	9/14/22	3,300	3,200
	Inter-American Development Bank	3.000%	9/26/22	3,300	3,340
	Inter-American Development Bank	2.500%	1/18/23	5,025	4,995
	Inter-American Development Bank	3.000%	2/21/24	2,600	2,640
	Inter-American Development Bank	7.000%	6/15/25	250	305
	Inter-American Development Bank	2.000%	6/2/26	1,915	1,818
	Inter-American Development Bank	2.375%	7/7/27	800	772
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,252
	Inter-American Development Bank	3.875%	10/28/41	800	888
	Inter-American Development Bank	3.200%	8/7/42	50	49
	Inter-American Development Bank	4.375%	1/24/44	450	542
	International Bank for Reconstruction & Development	1.875%	4/21/20	6,725	6,664
	International Bank for Reconstruction & Development	1.625%	9/4/20	4,435	4,364
	International Bank for Reconstruction & Development	1.625%	3/9/21	600	588
	International Bank for Reconstruction & Development	1.375%	5/24/21	4,000	3,890
	International Bank for Reconstruction & Development	2.250%	6/24/21	1,700	1,688
	International Bank for Reconstruction & Development	2.750%	7/23/21	2,100	2,109
	International Bank for Reconstruction & Development	1.375%	9/20/21	4,500	4,357
	International Bank for Reconstruction & Development	2.125%	12/13/21	1,130	1,116
	International Bank for Reconstruction & Development	2.000%	1/26/22	7,200	7,072
	International Bank for Reconstruction & Development	1.625%	2/10/22	2,025	1,966
	International Bank for Reconstruction & Development	7.625%	1/19/23	25	30
	International Bank for Reconstruction & Development	3.000%	9/27/23	5,750	5,842
	International Bank for Reconstruction & Development	2.500%	11/25/24	4,500	4,447
	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,535
	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	2,028
	International Bank for Reconstruction & Development	4.750%	2/15/35	450	547
	International Finance Corp.	1.750%	3/30/20	2,000	1,980
	International Finance Corp.	1.625%	7/16/20	500	493
	International Finance Corp.	2.250%	1/25/21	2,000	1,986
	International Finance Corp.	2.875%	7/31/23	1,400	1,413
	International Finance Corp.	2.125%	4/7/26	1,505	1,444
13	Japan Bank for International Cooperation	2.250%	2/24/20	1,600	1,591
13	Japan Bank for International Cooperation	1.750%	5/28/20	2,730	2,693
13	Japan Bank for International Cooperation	2.125%	6/1/20	1,300	1,288
13	Japan Bank for International Cooperation	2.125%	7/21/20	1,270	1,257
13	Japan Bank for International Cooperation	2.125%	11/16/20	3,050	3,007
13	Japan Bank for International Cooperation	3.125%	7/20/21	250	252
13	Japan Bank for International Cooperation	1.500%	7/21/21	2,400	2,322

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
13	Japan Bank for International Cooperation	2.000%	11/4/21	700	684
13	Japan Bank for International Cooperation	2.500%	6/1/22	700	691
13	Japan Bank for International Cooperation	2.375%	7/21/22	1,000	982
13	Japan Bank for International Cooperation	2.375%	11/16/22	2,420	2,371
13	Japan Bank for International Cooperation	3.250%	7/20/23	625	634
13	Japan Bank for International Cooperation	3.375%	10/31/23	1,600	1,632
13	Japan Bank for International Cooperation	3.000%	5/29/24	650	651
13	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,279
13	Japan Bank for International Cooperation	2.500%	5/28/25	500	484
13	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,465
13	Japan Bank for International Cooperation	2.750%	11/16/27	3,700	3,562
13	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,304
13	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,533
13	Japan International Cooperation Agency	2.750%	4/27/27	700	678
13	Japan International Cooperation Agency	3.375%	6/12/28	550	558
12	KFW	4.000%	1/27/20	150	152
12	KFW	1.750%	3/31/20	5,500	5,442
12	KFW	1.500%	4/20/20	3,550	3,500
12	KFW	1.625%	5/29/20	4,745	4,680
12	KFW	1.875%	6/30/20	1,000	989
12	KFW	2.750%	7/15/20	3,200	3,206
12	KFW	2.750%	9/8/20	3,000	3,007
12	KFW	2.750%	10/1/20	3,200	3,207
12	KFW	1.875%	12/15/20	3,045	3,002
12	KFW	1.625%	3/15/21	2,800	2,743
12	KFW	2.625%	4/12/21	2,600	2,602
12	KFW	1.500%	6/15/21	7,100	6,918
12	KFW	2.375%	8/25/21	2,710	2,695
12	KFW	1.750%	9/15/21	1,220	1,193
12	KFW	2.125%	3/7/22	7,150	7,039
12	KFW	2.125%	6/15/22	6,400	6,297
12	KFW	2.000%	10/4/22	2,150	2,101
12	KFW	2.375%	12/29/22	5,100	5,050
12	KFW	2.125%	1/17/23	1,750	1,714
12	KFW	2.500%	11/20/24	5,300	5,230
12	KFW	2.000%	5/2/25	1,250	1,195
12	KFW	2.875%	4/3/28	2,100	2,110
12	KFW	0.000%	4/18/36	600	342
12	KFW	0.000%	6/29/37	1,700	926
	Korea Development Bank	4.625%	11/16/21	1,375	1,428
	Korea Development Bank	2.625%	2/27/22	1,300	1,275
	Korea Development Bank	3.000%	9/14/22	1,500	1,485
	Korea Development Bank	3.375%	3/12/23	3,200	3,204
	Korea Development Bank	2.750%	3/19/23	600	585
	Korea Development Bank	3.750%	1/22/24	1,500	1,517
12	Landwirtschaftliche Rentenbank	2.250%	10/1/21	975	966
12	Landwirtschaftliche Rentenbank	2.000%	12/6/21	1,175	1,155
12	Landwirtschaftliche Rentenbank	3.125%	11/14/23	1,300	1,325
12	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,390
12	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	951
12	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	765
12	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,548
	Nexen Energy ULC	7.875%	3/15/32	100	136
	Nexen Energy ULC	5.875%	3/10/35	410	473
	Nexen Energy ULC	6.400%	5/15/37	800	978
	Nexen Energy ULC	7.500%	7/30/39	625	868
	Nordic Investment Bank	2.500%	4/28/20	1,000	999
	Nordic Investment Bank	1.625%	11/20/20	1,600	1,571
	Nordic Investment Bank	2.250%	2/1/21	1,000	994
	Nordic Investment Bank	2.125%	2/1/22	1,500	1,477
	Nordic Investment Bank	2.875%	7/19/23	950	959
	North American Development Bank	4.375%	2/11/20	650	655
	North American Development Bank	2.400%	10/26/22	350	342
14	Oesterreichische Kontrollbank AG	1.375%	2/10/20	1,400	1,381

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
14	Oesterreichische Kontrollbank AG	1.500%	10/21/20	1,885	1,843
14	Oesterreichische Kontrollbank AG	1.875%	1/20/21	800	788
14	Oesterreichische Kontrollbank AG	2.875%	9/7/21	600	603
14	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	993
14	Oesterreichische Kontrollbank AG	3.125%	11/7/23	600	609
6	Oriental Republic of Uruguay	8.000%	11/18/22	325	365
6	Oriental Republic of Uruguay	4.500%	8/14/24	2,129	2,172
6	Oriental Republic of Uruguay	4.375%	10/27/27	1,175	1,176
6	Oriental Republic of Uruguay	7.625%	3/21/36	885	1,152
6	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	918
6	Oriental Republic of Uruguay	5.100%	6/18/50	3,015	2,974
	Petroleos Mexicanos	5.500%	1/21/21	2,580	2,578
	Petroleos Mexicanos	6.375%	2/4/21	929	941
	Petroleos Mexicanos	4.875%	1/24/22	3,515	3,427
	Petroleos Mexicanos	5.375%	3/13/22	1,810	1,788
	Petroleos Mexicanos	3.500%	1/30/23	1,350	1,229
	Petroleos Mexicanos	4.625%	9/21/23	1,121	1,058
	Petroleos Mexicanos	4.875%	1/18/24	1,750	1,634
6	Petroleos Mexicanos	2.290%	2/15/24	110	109
	Petroleos Mexicanos	4.250%	1/15/25	450	396
	Petroleos Mexicanos	2.378%	4/15/25	130	128
	Petroleos Mexicanos	4.500%	1/23/26	250	217
	Petroleos Mexicanos	6.875%	8/4/26	2,516	2,463
	Petroleos Mexicanos	6.500%	3/13/27	6,956	6,573
	Petroleos Mexicanos	5.350%	2/12/28	2,117	1,849
	Petroleos Mexicanos	6.500%	1/23/29	2,100	1,954
	Petroleos Mexicanos	6.625%	6/15/35	1,000	879
	Petroleos Mexicanos	6.625%	6/15/38	965	824
	Petroleos Mexicanos	6.500%	6/2/41	790	659
	Petroleos Mexicanos	5.500%	6/27/44	1,379	1,046
	Petroleos Mexicanos	6.375%	1/23/45	1,675	1,351
	Petroleos Mexicanos	5.625%	1/23/46	1,083	822
	Petroleos Mexicanos	6.750%	9/21/47	5,480	4,554
	Petroleos Mexicanos	6.350%	2/12/48	3,510	2,816
15	Power Sector Assets & Liabilities Management Corp.	9.625%	5/15/28	140	190
	Province of Alberta	2.200%	7/26/22	2,000	1,954
	Province of Alberta	3.300%	3/15/28	1,100	1,111
	Province of Alberta Canada	3.350%	11/1/23	1,700	1,734
	Province of British Columbia	2.650%	9/22/21	500	499
	Province of British Columbia	2.000%	10/23/22	300	292
	Province of British Columbia	2.250%	6/2/26	1,500	1,434
	Province of Manitoba	2.100%	9/6/22	300	292
	Province of Manitoba	3.050%	5/14/24	500	502
	Province of Manitoba	2.125%	6/22/26	850	795
	Province of New Brunswick	2.500%	12/12/22	400	394
	Province of New Brunswick	3.625%	2/24/28	500	514
	Province of Ontario	4.400%	4/14/20	975	996
	Province of Ontario	2.550%	2/12/21	6,700	6,672
	Province of Ontario	2.400%	2/8/22	700	691
	Province of Ontario	2.250%	5/18/22	4,100	4,016
	Province of Ontario	2.450%	6/29/22	100	99
	Province of Ontario	2.200%	10/3/22	500	487
	Province of Ontario	3.400%	10/17/23	3,130	3,193
	Province of Ontario	3.200%	5/16/24	1,000	1,012
	Province of Ontario	2.500%	4/27/26	1,000	964
	Province of Quebec	3.500%	7/29/20	1,530	1,550
	Province of Quebec	2.750%	8/25/21	1,375	1,375
	Province of Quebec	2.375%	1/31/22	500	494
	Province of Quebec	2.625%	2/13/23	2,050	2,032
	Province of Quebec	7.125%	2/9/24	1,400	1,663
	Province of Quebec	2.875%	10/16/24	700	697
	Province of Quebec	2.500%	4/20/26	700	677
	Province of Quebec	2.750%	4/12/27	3,250	3,159
	Province of Quebec	7.500%	9/15/29	1,075	1,482

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Chile	3.875%	8/5/20	200	202
	Republic of Chile	3.250%	9/14/21	285	285
	Republic of Chile	2.250%	10/30/22	225	217
	Republic of Chile	3.125%	3/27/25	200	195
	Republic of Chile	3.125%	1/21/26	1,310	1,262
6	Republic of Chile	3.240%	2/6/28	4,110	3,957
	Republic of Chile	3.860%	6/21/47	1,075	1,008
	Republic of Colombia	4.375%	7/12/21	1,330	1,351
6	Republic of Colombia	2.625%	3/15/23	2,250	2,125
	Republic of Colombia	4.000%	2/26/24	3,790	3,746
	Republic of Colombia	8.125%	5/21/24	400	470
6	Republic of Colombia	4.500%	1/28/26	1,219	1,218
6	Republic of Colombia	3.875%	4/25/27	4,300	4,122
6	Republic of Colombia	4.500%	3/15/29	1,000	987
	Republic of Colombia	10.375%	1/28/33	500	750
	Republic of Colombia	7.375%	9/18/37	1,000	1,211
	Republic of Colombia	6.125%	1/18/41	600	653
6	Republic of Colombia	5.625%	2/26/44	1,533	1,579
6	Republic of Colombia	5.000%	6/15/45	3,744	3,552
	Republic of Hungary	6.250%	1/29/20	1,300	1,336
	Republic of Hungary	6.375%	3/29/21	9,650	10,181
	Republic of Hungary	7.625%	3/29/41	550	774
	Republic of Indonesia	2.950%	1/11/23	1,350	1,290
	Republic of Indonesia	4.450%	2/11/24	300	302
	Republic of Indonesia	3.850%	7/18/27	200	190
	Republic of Indonesia	3.500%	1/11/28	800	742
	Republic of Indonesia	4.100%	4/24/28	800	780
	Republic of Indonesia	4.750%	2/11/29	400	405
11	Republic of Indonesia	4.750%	7/18/47	300	282
	Republic of Indonesia	4.350%	1/11/48	1,150	1,048
	Republic of Indonesia	5.350%	2/11/49	200	208
	Republic of Italy	6.875%	9/27/23	2,300	2,505
	Republic of Italy	5.375%	6/15/33	1,625	1,703
	Republic of Korea	3.875%	9/11/23	850	876
	Republic of Korea	2.750%	1/19/27	2,800	2,681
	Republic of Korea	3.875%	9/20/48	390	396
	Republic of Panama	5.200%	1/30/20	145	148
6	Republic of Panama	4.000%	9/22/24	600	605
6	Republic of Panama	3.750%	3/16/25	1,450	1,437
	Republic of Panama	7.125%	1/29/26	258	303
	Republic of Panama	8.875%	9/30/27	368	489
6	Republic of Panama	3.875%	3/17/28	3,080	3,032
	Republic of Panama	9.375%	4/1/29	870	1,203
6	Republic of Panama	6.700%	1/26/36	2,284	2,784
6	Republic of Panama	4.500%	4/16/50	2,110	2,013
6	Republic of Panama	4.300%	4/29/53	250	233
	Republic of Peru	8.750%	11/21/33	2,735	4,060
6	Republic of Peru	6.550%	3/14/37	600	759
	Republic of Peru	5.625%	11/18/50	2,750	3,239
	Republic of Poland	5.125%	4/21/21	2,725	2,844
	Republic of Poland	5.000%	3/23/22	1,415	1,492
	Republic of Poland	3.000%	3/17/23	3,100	3,061
	Republic of Poland	4.000%	1/22/24	1,625	1,666
	Republic of Poland	3.250%	4/6/26	150	147
	Republic of the Philippines	4.000%	1/15/21	3,475	3,509
	Republic of the Philippines	4.200%	1/21/24	1,400	1,442
	Republic of the Philippines	9.500%	10/21/24	550	711
	Republic of the Philippines	10.625%	3/16/25	425	586
	Republic of the Philippines	5.500%	3/30/26	1,500	1,665
	Republic of the Philippines	3.000%	2/1/28	1,800	1,705
	Republic of the Philippines	9.500%	2/2/30	825	1,219
	Republic of the Philippines	7.750%	1/14/31	775	1,044
	Republic of the Philippines	6.375%	1/15/32	600	738
	Republic of the Philippines	6.375%	10/23/34	2,175	2,730

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Republic of the Philippines	5.000%	1/13/37	400	443
Republic of the Philippines	3.950%	1/20/40	700	684
Republic of the Philippines	3.700%	3/1/41	2,834	2,689
Republic of the Philippines	3.700%	2/2/42	850	809
State of Israel	4.000%	6/30/22	900	924
State of Israel	3.150%	6/30/23	1,100	1,099
State of Israel	2.875%	3/16/26	1,500	1,449
State of Israel	3.250%	1/17/28	1,000	983
State of Israel	4.500%	1/30/43	900	935
State of Israel	4.125%	1/17/48	1,300	1,275
Svensk Exportkredit AB	1.750%	5/18/20	1,100	1,087
Svensk Exportkredit AB	1.875%	6/23/20	600	593
Svensk Exportkredit AB	2.750%	10/7/20	2,325	2,326
Svensk Exportkredit AB	1.750%	3/10/21	800	785
Svensk Exportkredit AB	2.875%	5/22/21	500	503
Svensk Exportkredit AB	3.125%	11/8/21	500	506
Svensk Exportkredit AB	2.000%	8/30/22	1,775	1,723
Svensk Exportkredit AB	2.875%	3/14/23	1,400	1,407
Syngenta Finance NV	3.125%	3/28/22	450	429
United Mexican States	3.500%	1/21/21	290	289
United Mexican States	3.625%	3/15/22	1,795	1,776
United Mexican States	4.000%	10/2/23	269	269
United Mexican States	3.600%	1/30/25	2,270	2,175
United Mexican States	4.125%	1/21/26	3,468	3,399
United Mexican States	4.150%	3/28/27	3,920	3,793
United Mexican States	3.750%	1/11/28	1,375	1,291
United Mexican States	8.300%	8/15/31	1,000	1,290
United Mexican States	6.050%	1/11/40	2,321	2,460
United Mexican States	4.750%	3/8/44	5,322	4,835
United Mexican States	5.550%	1/21/45	1,000	1,014
United Mexican States	4.600%	1/23/46	2,330	2,078
United Mexican States	4.350%	1/15/47	1,980	1,704
United Mexican States	4.600%	2/10/48	2,110	1,872
United Mexican States	5.750%	10/12/10	2,964	2,785
Total Sovereign Bonds (Cost $679,687)				671,378
Taxable Municipal Bonds (0.3%)
Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	270	268
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	142
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	289
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	100	147
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	50	63
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	925	1,161
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	160	199
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.499%	2/15/50	75	108
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	175	278
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	234
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,070	1,456
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	178
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,210	1,720

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	1,000	971
California GO	2.800%	4/1/21	425	425
California GO	5.700%	11/1/21	1,000	1,076
California GO	2.367%	4/1/22	600	591
California GO	3.375%	4/1/25	400	402
California GO	3.500%	4/1/28	400	399
California GO	4.500%	4/1/33	850	890
California GO	7.500%	4/1/34	2,270	3,093
California GO	4.600%	4/1/38	1,350	1,392
California GO	7.550%	4/1/39	2,005	2,872
California GO	7.300%	10/1/39	850	1,167
California GO	7.350%	11/1/39	2,325	3,210
California GO	7.625%	3/1/40	1,100	1,566
California GO	7.600%	11/1/40	350	510
California State University Systemwide Revenue	3.899%	11/1/47	250	244
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	124
Chicago IL GO	7.045%	1/1/29	200	215
Chicago IL GO	7.375%	1/1/33	550	605
Chicago IL GO	6.314%	1/1/44	350	345
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	601
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	425	542
Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	200	243
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	765	977
Clark County NV Airport System Revenue	6.881%	7/1/42	75	76
Clark County NV Airport System Revenue	6.820%	7/1/45	325	463
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	493
Connecticut GO	5.090%	10/1/30	575	620
Connecticut GO	5.850%	3/15/32	610	698
Cook County IL GO	6.229%	11/15/34	400	484
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	121
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	259
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	87
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	1,220	1,569
Dallas TX Independent School District GO	6.450%	2/15/35	150	160
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	59
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	1,025	1,134
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	250	322
Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	500	498
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	2.995%	7/1/20	1,900	1,903
George Washington University District of Columbia GO	4.300%	9/15/44	400	418
George Washington University District of Columbia GO	4.126%	9/15/48	675	674
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	610	645
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,148	1,260
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	169
Houston TX GO	6.290%	3/1/32	860	1,014
Illinois GO	4.950%	6/1/23	1,450	1,472
Illinois GO	5.100%	6/1/33	4,520	4,310
Illinois GO	6.630%	2/1/35	480	510
Illinois GO	6.725%	4/1/35	475	509
Illinois GO	7.350%	7/1/35	1,100	1,219
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	439
JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	300	309
JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	225	240

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	163
	Los Angeles CA Community College District GO	6.750%	8/1/49	235	340
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	100	123
	Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	100	105
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	569
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	706
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,560	1,846
	Los Angeles CA Unified School District GO	6.758%	7/1/34	100	129
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	482
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	73
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	100	125
	Massachusetts GO	4.200%	12/1/21	1,375	1,409
	Massachusetts GO	5.456%	12/1/39	845	1,024
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	612
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	61
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	134
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	826
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	582
	Mississippi GO	5.245%	11/1/34	250	284
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	331
16	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,738
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	500
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	1,150	1,189
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	551
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	528
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,905	2,602
	New York City NY GO	6.246%	6/1/35	100	104
	New York City NY GO	5.517%	10/1/37	400	471
	New York City NY GO	6.271%	12/1/37	700	881
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	125
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	150	155
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	130
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	97
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	530	642
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,610	2,064
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	300	358
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	176

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	733
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,525	2,165
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	119
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	113
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	500	574
	New York University Hospitals Center Revenue	5.750%	7/1/43	375	463
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	963
	Ohio State University General Receipts Revenue	4.910%	6/1/40	175	203
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	99
	Ohio State University General Receipts Revenue	4.800%	6/1/11	665	729
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	110
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	280
	Oregon GO	5.762%	6/1/23	400	428
	Oregon GO	5.892%	6/1/27	375	435
17	Oregon School Boards Association GO	5.528%	6/30/28	125	143
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	250	274
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	460
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	152
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	974
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,119
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	405
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	175
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	535	612
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	2,005	2,040
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	597
	President & Fellows of Harvard College Massachusetts GO	4.875%	10/15/40	275	316
	President & Fellows of Harvard College Massachusetts GO	3.150%	7/15/46	400	360
	Princeton University New Jersey GO	5.700%	3/1/39	800	1,029
	Regents of the University of California Revenue	3.063%	7/1/25	400	395
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	198
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	383
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	316
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	227
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	375	433
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	294
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	500	634
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	481
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,311
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	500	713
	San Jose CA Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	353
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	645	760
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	250	237
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	602
	Texas GO	5.517%	4/1/39	660	819
	Texas Transportation Commission Revenue	5.178%	4/1/30	275	312
	Texas Transportation Commission Revenue	4.681%	4/1/40	100	112
	University of California Regents Medical Center Revenue	6.548%	5/15/48	1,550	2,044

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Revenue	6.583%	5/15/49	125	165
	University of California Revenue	4.601%	5/15/31	500	537
	University of California Revenue	6.270%	5/15/31	500	507
	University of California Revenue	5.770%	5/15/43	410	493
	University of California Revenue	5.946%	5/15/45	275	342
	University of California Revenue	4.858%	5/15/12	330	346
	University of California Revenue	4.767%	5/15/15	50	51
	University of Southern California GO	5.250%	10/1/11	275	322
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	400	362
	University of Texas Revenue	3.354%	8/15/47	200	181
	University of Texas System Revenue Financing System Revenue	6.276%	8/15/41	75	77
	University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	100	111
	University of Virginia Revenue	4.179%	9/1/17	250	243
	Utah GO	4.554%	7/1/24	125	132
	Utah GO	3.539%	7/1/25	340	348
	Washington GO	5.140%	8/1/40	480	557
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	296
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,001
17	Wisconsin GO	5.700%	5/1/26	325	361
Total Taxable Municipal Bonds (Cost $100,430)					106,198
Temporary Cash Investments (0.8%)[1]
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.132%	1/3/19	1,085	1,085
	United States Treasury Bill	2.294%	2/21/19	3,000	2,990
18	United States Treasury Bill	2.349%	3/21/19	12,000	11,940
					16,015

				Shares
Money Market Funds (0.8%)
19,20	Vanguard Market Liquidity Fund	2.530%		2,778,765	277,876
Total Temporary Cash Investments (Cost $293,880)					293,891
Total Investments (100.0%) (Cost $25,947,121)					36,477,241
Other Assets and Liabilities—Net (0.0%)					(8,369)
Net Assets (100%)					36,468,872

*                   Non-income-producing security.

^                  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $44,558,000.

§                 Security value determined using significant unobservable inputs.

1                 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.1% and 0.4%, respectively, of net assets.

2                 Securities with a value of $94,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.

3                 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

4                 U.S. government-guaranteed.

5                 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6                 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

7                 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2018.

8                 Adjustable-rate security based upon 12-month USD LIBOR plus spread.

9                 Adjustable-rate security based upon 6-month USD LIBOR plus spread.

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2018

10          Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.

11          Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $87,928,000, representing 0.2% of net assets.

12          Guaranteed by the Federal Republic of Germany.

13          Guaranteed by the Government of Japan.

14          Guaranteed by the Republic of Austria.

15          Guaranteed by the Republic of the Philippines.

16          Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

17          Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

18          Securities with a value of $6,816,000 have been segregated as initial margin for open futures contracts.

19          Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

20          Includes $47,432,000 of collateral received for securities on loan.

CVR—Contingent Value Rights.

GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

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© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA020 022019

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Balanced Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Balanced Index Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 14, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures.  The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Code of Ethics.

(b)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  February 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 19, 2019

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 19, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.